    As filed with the Securities and Exchange Commission on April 16, 2015


                                                            File Nos. 333-200243


                                                                       811-03365


                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION



                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 1                       [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 581                             [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                         MetLife Insurance Company USA

                              (Name of Depositor)


                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)



               Depositor's Telephone Number, including Area Code

                                 (212) 578-9500



                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                         MetLife Insurance Company USA

                        11225 North Community House Road

                              Charlotte, NC 28277


                                  COPIES TO:
                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.


                            Suite 1100 - East Tower


                          Washington, D.C. 20005-3373



                 Approximate Date of Proposed Public Offering:

              On May 1, 2015 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[x]    on May 1, 2015 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                                   METLIFE INSURANCE COMPANY USA




                                                                             AND



                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                   PRIMELITE III




                                                                     MAY 1, 2015



This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




The annuity contract has 34 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 33 Investment Portfolios listed below. You can put your money in the Fixed Account and/or any of these Investment Portfolios.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II):

     Invesco V.I. Equity and Income Fund



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2):

     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     Mid Cap Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):


     Franklin Income VIP Fund
     Franklin Mutual Shares VIP Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

     ClearBridge Variable Aggressive Growth Portfolio (Class I)
     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II) (formerly
         ClearBridge Variable Equity Income Portfolio)

     ClearBridge Variable Large Cap Growth Portfolio (Class I)
     ClearBridge Variable Large Cap Value Portfolio
         (Class I)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)




LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I):

     Western Asset Variable Global High Yield Bond Portfolio



MET INVESTORS SERIES TRUST:

     Clarion Global Real Estate Portfolio (Class B)
     Invesco Comstock Portfolio (Class B)
     Invesco Small Cap Growth Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     T. Rowe Price Large Cap Value Portfolio (Class E)



METROPOLITAN SERIES FUND:

     BlackRock Money Market Portfolio (Class E)
     MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class B)



PIONEER VARIABLE CONTRACTS TRUST (CLASS II):

     Pioneer Mid Cap Value VCT Portfolio




TRUST FOR ADVISED PORTFOLIOS:

     1919 Variable Socially Responsive Balanced Fund
         (formerly Legg Mason Investment Counsel Variable Social Awareness Portfolio)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

     QS Legg Mason Variable Conservative Growth
         (formerly Legg Mason Variable Lifestyle Allocation 50%)
     QS Legg Mason Variable Growth
         (formerly Legg Mason Variable Lifestyle Allocation 85%)
     QS Legg Mason Variable Moderate Growth
         (formerly Legg Mason Variable Lifestyle Allocation 70%)


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Variable Annuity Contract.


To learn more about the MetLife Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 50 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2015

TABLE OF CONTENTS                       PAGE





INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  13
2. PURCHASE.............................  13
     Purchase Payments..................  13
     Termination for Low Account Value..  14
     Allocation of Purchase Payments....  14
     Free Look..........................  15
     Accumulation Units.................  15
     Account Value......................  16
     Replacement of Contracts...........  16
3. INVESTMENT OPTIONS...................  16
     Transfers..........................  19
     Dollar Cost Averaging Program......  23
     Automatic Rebalancing Program......  23
     Voting Rights......................  24
     Substitution of Investment Options.  24
4. EXPENSES.............................  24
     Product Charges....................  24
     Account Fee........................  25
     Withdrawal Charge..................  25
     Reduction or Elimination of the
       Withdrawal Charge................  26
     Premium and Other Taxes............  26
     Transfer Fee.......................  26
     Income Taxes.......................  26
     Investment Portfolio Expenses......  27
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  27
     Annuity Date.......................  27
     Annuity Payments...................  27
     Annuity Options....................  28
     Variable Annuity Payments..........  29
     Fixed Annuity Payments.............  30
6. ACCESS TO YOUR MONEY.................  30
     Systematic Withdrawal Program......  31


     Suspension of Payments or
       Transfers........................  31
7. PERFORMANCE..........................  31
8. DEATH BENEFIT........................  32
     Upon Your Death....................  32
     Standard Death Benefit - Principal
       Protection.......................  32
     Optional Death Benefit - Annual
       Step-Up..........................  33
     Additional Death Benefit -
       Earnings Preservation
       Benefit..........................  33
     General Death Benefit Provisions...  34
     Spousal Continuation...............  35
     Death of the Annuitant.............  35
     Controlled Payout..................  35
9. FEDERAL INCOME TAX STATUS............  35
     Non-Qualified Contracts............  36
     Qualified Contracts................  39
10. OTHER INFORMATION...................  45
     MetLife USA........................  45
     The Separate Account...............  45
     Distributor........................  46
     Selling Firms......................  46
     Requests and Elections.............  47
     Ownership..........................  49
     Legal Proceedings..................  50
     Financial Statements...............  50
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  50
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     Investment Portfolios: Marketing
       Names and Prospectus Names....... C-1
APPENDIX D.............................. D-1
     Death Benefit Examples............. D-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 16
Accumulation Phase....................................................... 13
Accumulation Unit........................................................ 15
Annuitant................................................................ 49
Annuity Date............................................................. 27
Annuity Options.......................................................... 28
Annuity Payments......................................................... 27
Annuity Service Center...................................................  6
Annuity Units............................................................ 27
Beneficiary.............................................................. 49
Business Day............................................................. 15
Contract Year............................................................ 14
Fixed Account............................................................ 13
Free Look................................................................ 15
Good Order............................................................... 48
Income Phase............................................................. 13
Investment Portfolios.................................................... 16
Joint Owners............................................................. 49
Owner.................................................................... 49
Purchase Payment......................................................... 13
Separate Account......................................................... 45

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an additional death benefit and fixed and variable income options. We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:



                    MetLife Investors Distribution Company

                                P.O. Box 10426
                          Des Moines, Iowa 50306-0426
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------

















































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



 Number of Complete Years from   Withdrawal Charge
  Receipt of Purchase Payment    (% of Purchase Payment)
------------------------------   ------------------------
               0                            8
               1                            8
               2                            7
               3                            7
               4                            6
               5                            5
               6                            4
               7                            3
         8 and thereafter                   0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)    1.35%
Administration Charge                    0.15%
                                         ----
Total Separate Account Annual Expenses   1.50%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account
  Value in the Separate Account)
Optional Death Benefit - Annual Step-Up  0.15 %
Additional Death Benefit - Earnings      0.25 %
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional   1.90%
  Death Benefits

--------------------------------------------------------------------------------

























Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Met Investors Series Trust; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund; the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Met Investors Series Trust (see Appendix A - "Discontinued Investment Portfolios"); and the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the subaccount investing in the MetLife Small Cap Value Portfolio (Class B) of Met Investors Series Trust (see Appendix A - "Discontinued Investment Portfolios").

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses          0.52%       1.12%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES


(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.







                                                                                                             FEE
                                                                                                           WAIVER
                                                                                  ACQUIRED     TOTAL       AND/OR     NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund       0.38%        0.25%          0.29%      0.01%      0.93%       0.01%        0.92%
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Bond Fund                  0.37%        0.25%          0.02%      0.00%      0.64%          -         0.64%
 American Funds Global Growth Fund         0.52%        0.25%          0.03%      0.00%      0.80%          -         0.80%
 American Funds Global Small               0.70%        0.25%          0.04%      0.00%      0.99%          -         0.99%
   Capitalization Fund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%          -         0.60%
 American Funds Growth-Income Fund         0.27%        0.25%          0.02%      0.00%      0.54%          -         0.54%
FIDELITY (Reg. TM) VARIABLE INSURANCE
  PRODUCTS
 Mid Cap Portfolio                         0.55%        0.25%          0.08%      0.00%      0.88%          -         0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Income VIP Fund                  0.45%        0.25%          0.02%      0.00%      0.72%          -         0.72%
 Franklin Mutual Shares VIP Fund           0.68%        0.25%          0.05%      0.00%      0.98%          -         0.98%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth    0.75%        0.00%          0.05%      0.00%      0.80%       0.00%        0.80%
 Portfolio
 ClearBridge Variable Appreciation         0.70%        0.00%          0.04%      0.00%      0.74%       0.00%        0.74%
   Portfolio
 ClearBridge Variable Dividend Strategy    0.75%        0.25%          0.06%      0.00%      1.06%       0.00%        1.06%
 Portfolio
 ClearBridge Variable Large Cap Growth     0.75%        0.00%          0.10%      0.00%      0.85%       0.00%        0.85%
 Portfolio
 ClearBridge Variable Large Cap Value      0.65%        0.00%          0.07%      0.00%      0.72%       0.00%        0.72%
 Portfolio
 ClearBridge Variable Small Cap Growth     0.75%        0.00%          0.07%      0.00%      0.82%       0.00%        0.82%
 Portfolio
 QS Legg Mason Variable Conservative       0.00%        0.00%          0.10%      0.71%      0.81%       0.00%        0.81%
 Growth
 QS Legg Mason Variable Growth             0.00%        0.00%          0.08%      0.81%      0.89%       0.00%        0.89%
 QS Legg Mason Variable Moderate Growth    0.00%        0.00%          0.16%      0.77%      0.93%       0.00%        0.93%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Western Asset Variable Global High        0.70%        0.00%          0.11%      0.00%      0.81%       0.00%        0.81%
   Yield Bond Portfolio

                                                                                                             FEE
                                                                                                           WAIVER
                                                                                  ACQUIRED     TOTAL       AND/OR     NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE     ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO   REIMBURSE-   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES      MENT      EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------ ----------
MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%      0.00%      0.89%          -         0.89%
 Invesco Comstock Portfolio                0.56%        0.25%          0.02%      0.00%      0.83%       0.02%        0.81%
 Invesco Small Cap Growth Portfolio        0.84%        0.25%          0.03%      0.00%      1.12%       0.01%        1.11%
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%      0.00%      1.01%       0.06%        0.95%
   Portfolio
 Pioneer Fund Portfolio                    0.67%        0.00%          0.05%      0.00%      0.72%       0.05%        0.67%
 Pioneer Strategic Income Portfolio        0.56%        0.00%          0.06%      0.00%      0.62%          -         0.62%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.15%          0.02%      0.00%      0.74%          -         0.74%
METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio          0.34%        0.15%          0.03%      0.00%      0.52%       0.02%        0.50%
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.20%          0.05%      0.00%      0.80%          -         0.80%
 MFS (Reg. TM) Value Portfolio             0.70%        0.00%          0.02%      0.00%      0.72%       0.14%        0.58%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.03%      0.00%      0.88%       0.02%        0.86%
   Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%        0.73%
   Government Portfolio
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio       0.65%        0.25%          0.06%      0.00%      0.96%          -         0.96%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive         0.65%        0.00%          0.29%      0.00%      0.94%       0.05%        0.89%
   Balanced Fund





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Additional Death Benefit -

Earnings Preservation Benefit rider, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,131      (a)$1,639      (a)$2,247      (a)$3,551
    minimum       (b)$1,071      (b)$1,461      (b)$1,953      (b)$2,978


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$331      (a)$1,009      (a)$1,707      (a)$3,551
    minimum       (b)$271        (b)$831      (b)$1,413      (b)$2,978


CHART 2. Chart 2 assumes that you do not select any optional death benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,091      (a)$1,520      (a)$2,052      (a)$3,173
    minimum       (b)$1,031      (b)$1,341      (b)$1,753      (b)$2,577


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$291      (a)$890     (a)$1,512      (a)$3,173
    minimum       (b)$231      (b)$711     (b)$1,213      (b)$2,577



The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.



In most states, the contract also contains a FIXED ACCOUNT option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (see "Death Benefit" for information on how a change of ownership may affect the death benefit). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase

Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $5,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options - Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.



ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.



Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS (Reg. TM) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS (Reg. TM) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS (Reg. TM) Research International Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS

The contract offers 33 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY

OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT
PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


 Certain Investment Portfolios have adopted a Distribution Plan under Rule
12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information - Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:



     Invesco V.I. Equity and Income Fund



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:



     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity (Reg. TM) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as the subadviser. The following Service Class 2 portfolio is available under the contract:



     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Franklin Advisers, Inc. is the investment advisor for the Franklin Income VIP Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Franklin Mutual Shares VIP Fund. The following Class 2 portfolios are available under the contract:


     Franklin Income VIP Fund
     Franklin Mutual Shares VIP Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST


Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:



     ClearBridge Variable Aggressive Growth Portfolio (Class I)
     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II) (formerly
         ClearBridge Variable Equity Income Portfolio)

     ClearBridge Variable Large Cap Growth Portfolio (Class I)
     ClearBridge Variable Large Cap Value Portfolio
         (Class I)


     ClearBridge Variable Small Cap Growth Portfolio (Class I)

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:



     Western Asset Variable Global High Yield Bond Portfolio



MET INVESTORS SERIES TRUST


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     Clarion Global Real Estate Portfolio (Class B)
     Invesco Comstock Portfolio (Class B)
     Invesco Small Cap Growth Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     T. Rowe Price Large Cap Value Portfolio (Class E)



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     BlackRock Money Market Portfolio (Class E)
     MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class B)



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio




TRUST FOR ADVISED PORTFOLIOS

The Trust for Advised Portfolios is a mutual fund with multiple portfolios. The following portfolio advised by 1919 Investment Counsel, LLC is available under the contract:


     1919 Variable Socially Responsive Balanced Fund
         (formerly Legg Mason Investment Counsel Variable Social Awareness Portfolio)




LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged a subadviser to provide investment advice for the individual Investment Portfolios. (See Appendix B for the name of the subadviser.)



     QS Legg Mason Variable Conservative Growth
         (formerly Legg Mason Variable Lifestyle Allocation 50%)
     QS Legg Mason Variable Growth
         (formerly Legg Mason Variable Lifestyle Allocation 85%)
     QS Legg Mason Variable Moderate Growth
         (formerly Legg Mason Variable Lifestyle Allocation 70%)



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:



o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or



o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock

Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the ClearBridge Variable Small Cap Growth Portfolio, the Western Asset Variable Global High Yield Bond Portfolio, the Clarion Global Real Estate Portfolio, the Invesco Small Cap Growth Portfolio, the MFS (Reg.
TM) Research International Portfolio, and the Pioneer Strategic Income Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.



This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.



ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:

      Annual Step-Up Death Benefit        0.15%

      Additional Death Benefit -
        Earnings Preservation Benefit     0.25%

 ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from       Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8
  1                                         8
  2                                         7
  3                                         7
  4                                         6
  5                                         5
  6                                         4
  7                                         3
  8 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program.

Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Currently the contract is not available for new sales. Some examples of circumstances which reduce our sales expenses are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or the fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.



If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.



If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)   the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)



If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.



Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.



If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.



OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.



OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.



A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period

Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.



In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.




In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes and account fee) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:



o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.



ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.



FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:



(1)   by making a withdrawal (either a partial or a complete withdrawal);



(2)   by electing to receive Annuity Payments;


(3)   when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.



Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax; and


o  less any account fee.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.



We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.



How to withdraw all or part of your Account Value:

o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


SYSTEMATIC WITHDRAWAL PROGRAM



You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)



We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the Investment

Portfolio expenses. It does not reflect the deduction of any applicable account fee or withdrawal charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




8. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit - Earnings Preservation Benefit.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.



If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)   the Account Value; or

(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."



In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.



(See Appendix D for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)   the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)   the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.



In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix D for examples of the Annual Step-Up death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the

"benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)  is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.




            Benefit Percentage
Issue Age                       Percentage
----------------------------   -----------
  Ages 69 or younger                40%
  Ages 70-79                        25%
  Age 80                             0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS



As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the income phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the income phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





9. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)  on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES



It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.



AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)  on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)  the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)  is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)  relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.





10. OTHER INFORMATION

METLIFE USA


MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.


PrimElite III is a service mark of Primerica, Inc. MetLife USA uses this mark pursuant to a license agreement.



THE SEPARATE ACCOUNT



We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7.25% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980

     or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS



In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.



FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm



     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge



     Calculation of Performance Information



     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)




CHART 1






                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE
  THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT
  (CLASS II))
  02/27/2006    to  12/31/2006       13.633794         14.740614         260,767.1380
  01/01/2007    to  12/31/2007       14.740614         14.947729         447,396.8992
  01/01/2008    to  12/31/2008       14.947729         11.339177         385,063.3100
  01/01/2009    to  12/31/2009       11.339177         13.627788         355,259.8100
  01/01/2010    to  12/31/2010       13.627788         14.980196         352,385.8555
  01/01/2011    to  12/31/2011       14.980196         14.507775         329,543.7015
  01/01/2012    to  12/31/2012       14.507775         15.996587         236,370.1673
  01/01/2013    to  12/31/2013       15.996587         19.601587         207,338.7181
  01/01/2014    to  12/31/2014       19.601587         20.918826         187,358.1595
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       14.979006         13.368869           3,641.7589
  01/01/2009    to  12/31/2009       13.368869         14.770836           8,375.7600
  01/01/2010    to  12/31/2010       14.770836         15.426881          12,600.7243
  01/01/2011    to  12/31/2011       15.426881         16.061234          11,703.9507
  01/01/2012    to  12/31/2012       16.061234         16.604126          13,563.5639
  01/01/2013    to  12/31/2013       16.604126         15.939987          11,827.7414
  01/01/2014    to  12/31/2014       15.939987         16.465491          15,122.3656
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       21.638018         24.674348         221,748.9153
  01/01/2007    to  12/31/2007       24.674348         27.802126         557,663.2479
  01/01/2008    to  12/31/2008       27.802126         16.805311         813,745.3461
  01/01/2009    to  12/31/2009       16.805311         23.464680         772,738.7600
  01/01/2010    to  12/31/2010       23.464680         25.727692         751,223.5838
  01/01/2011    to  12/31/2011       25.727692         23.001092         674,424.0632
  01/01/2012    to  12/31/2012       23.001092         27.657611         587,637.2650
  01/01/2013    to  12/31/2013       27.657611         35.055334         516,251.1168
  01/01/2014    to  12/31/2014       35.055334         35.191175         461,932.2223
============   ==== ==========      ==========        ==========         ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.431408         15.352892           2,005.4849
  01/01/2009    to  12/31/2009       15.352892         24.297822           3,002.8000
  01/01/2010    to  12/31/2010       24.297822         29.184689           3,287.6548
  01/01/2011    to  12/31/2011       29.184689         23.153893           3,106.1905
  01/01/2012    to  12/31/2012       23.153893         26.845287           2,652.4098
  01/01/2013    to  12/31/2013       26.845287         33.789028           6,457.0444
  01/01/2014    to  12/31/2014       33.789028         33.856755           2,218.5576
============   ==== ==========      ==========        ==========         ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      135.331558        142.180426          91,791.1800
  01/01/2007    to  12/31/2007      142.180426        156.715027         218,914.3639
  01/01/2008    to  12/31/2008      156.715027         86.145422         303,016.8978
  01/01/2009    to  12/31/2009       86.145422        117.836890         346,962.7500
  01/01/2010    to  12/31/2010      117.836890        137.219804         340,892.7018
  01/01/2011    to  12/31/2011      137.219804        128.883812         311,453.4775
  01/01/2012    to  12/31/2012      128.883812        149.068839         282,016.4665
  01/01/2013    to  12/31/2013      149.068839        190.293190         248,356.2688
  01/01/2014    to  12/31/2014      190.293190        202.599093         215,988.0573
============   ==== ==========      ==========        ==========         ============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       94.117028        103.355634          88,920.0564
  01/01/2007    to  12/31/2007      103.355634        106.513412         234,576.4593
  01/01/2008    to  12/31/2008      106.513412         64.948137         297,107.8143
  01/01/2009    to  12/31/2009       64.948137         83.634466         322,631.5000
  01/01/2010    to  12/31/2010       83.634466         91.438317         318,190.8423
  01/01/2011    to  12/31/2011       91.438317         88.078960         294,722.1646
  01/01/2012    to  12/31/2012       88.078960        101.520096         266,098.5053
  01/01/2013    to  12/31/2013      101.520096        132.979921         227,492.2933
  01/01/2014    to  12/31/2014      132.979921        144.352950         196,385.3734
============   ==== ==========      ==========        ==========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       33.550163         34.799529        27,963.3919
  01/01/2007    to  12/31/2007       34.799529         39.377755        58,191.9378
  01/01/2008    to  12/31/2008       39.377755         23.331896        59,136.0268
  01/01/2009    to  12/31/2009       23.331896         31.993263        53,941.8700
  01/01/2010    to  12/31/2010       31.993263         40.360787        47,913.7218
  01/01/2011    to  12/31/2011       40.360787         35.304468        40,812.8423
  01/01/2012    to  12/31/2012       35.304468         39.680695        33,773.7312
  01/01/2013    to  12/31/2013       39.680695         52.899844        28,489.1771
  01/01/2014    to  12/31/2014       52.899844         55.034868        20,896.0386
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       36.959473         41.339697        39,467.4989
  01/01/2007    to  12/31/2007       41.339697         42.081171        96,212.3760
  01/01/2008    to  12/31/2008       42.081171         29.042262        85,723.7732
  01/01/2009    to  12/31/2009       29.042262         38.639163        68,796.9600
  01/01/2010    to  12/31/2010       38.639163         42.716930        64,965.8962
  01/01/2011    to  12/31/2011       42.716930         42.914054        54,119.0331
  01/01/2012    to  12/31/2012       42.914054         47.429326        39,288.9412
  01/01/2013    to  12/31/2013       47.429326         53.024685        34,087.8250
  01/01/2014    to  12/31/2014       53.024685         54.428173        29,113.8012
============   ==== ==========       =========         =========       ============
 FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       20.168239         22.555705        58,954.5055
  01/01/2007    to  12/31/2007       22.555705         22.898966       123,194.8212
  01/01/2008    to  12/31/2008       22.898966         14.129227       115,634.7360
  01/01/2009    to  12/31/2009       14.129227         17.474495       109,419.7100
  01/01/2010    to  12/31/2010       17.474495         19.065259       105,994.1288
  01/01/2011    to  12/31/2011       19.065259         18.512191       101,717.8247
  01/01/2012    to  12/31/2012       18.512191         20.749021        61,552.4210
  01/01/2013    to  12/31/2013       20.749021         26.112296        47,960.7713
  01/01/2014    to  12/31/2014       26.112296         27.445580        42,226.0405
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
   02/27/2006                             to  12/31/2006       13.249004         13.368420         662,622.7655
   01/01/2007                             to  12/31/2007       13.368420         13.312838         960,672.1318
   01/01/2008                             to  12/31/2008       13.312838          7.783649       1,021,700.5794
   01/01/2009                             to  12/31/2009        7.783649         10.277139         997,620.9900
   01/01/2010                             to  12/31/2010       10.277139         12.605874         880,801.4030
   01/01/2011                             to  12/31/2011       12.605874         12.674697         692,638.7594
   01/01/2012                             to  12/31/2012       12.674697         14.763175         558,492.7944
   01/01/2013                             to  12/31/2013       14.763175         21.406789         485,164.1014
   01/01/2014                             to  12/31/2014       21.406789         25.287637         384,923.1084
=============                            ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE PREMIER SELECTIONS
  ALL CAP GROWTH SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       11.936342         12.147444               0.0000
   01/01/2007                             to  04/27/2007       12.147444         12.918236               0.0000
=============                            ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
   02/27/2006                             to  12/31/2006       26.937384         29.700698         124,383.3077
   01/01/2007                             to  12/31/2007       29.700698         31.593728         203,747.5661
   01/01/2008                             to  12/31/2008       31.593728         21.910820         184,585.5565
   01/01/2009                             to  12/31/2009       21.910820         26.252994         183,475.0800
   01/01/2010                             to  12/31/2010       26.252994         29.011492         172,671.7855
   01/01/2011                             to  12/31/2011       29.011492         29.207889         157,966.6898
   01/01/2012                             to  12/31/2012       29.207889         33.225792         134,079.4810
   01/01/2013                             to  12/31/2013       33.225792         42.381163         138,155.2970
   01/01/2014                             to  12/31/2014       42.381163         46.154871         122,760.2888
=============                            ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH AND
  INCOME SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006        9.357200         10.052154          17,323.6195
   01/01/2007                             to  04/27/2007       10.052154         10.505683               0.0000
=============                            ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE
  SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.702755         15.846443          13,979.9069
   01/01/2007                             to  11/12/2007       15.846443         16.102074               0.0000
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       16.332669         16.293538        32,515.6585
  01/01/2008    to  12/31/2008       16.293538         11.279715        16,128.8730
  01/01/2009    to  05/01/2009       11.279715         11.031052             0.0000
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  04/30/2007    to  12/31/2007       12.112725         12.145826       276,659.9773
  01/01/2008    to  12/31/2008       12.145826          7.743338       214,021.3434
  01/01/2009    to  12/31/2009        7.743338          9.337802       201,553.8500
  01/01/2010    to  12/31/2010        9.337802         10.285622       189,375.9284
  01/01/2011    to  12/31/2011       10.285622         10.889373       295,307.1966
  01/01/2012    to  12/31/2012       10.889373         12.201042       184,373.0572
  01/01/2013    to  12/31/2013       12.201042         15.077007       169,786.1177
  01/01/2014    to  12/31/2014       15.077007         16.806938       144,187.4989
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        8.354440          9.311602        81,927.9680
  01/01/2007    to  12/31/2007        9.311602          9.724975       164,893.6510
  01/01/2008    to  12/31/2008        9.724975          6.814072       212,232.9350
  01/01/2009    to  12/31/2009        6.814072          8.161996       206,201.9200
  01/01/2010    to  12/31/2010        8.161996          8.961654       190,701.8214
  01/01/2011    to  04/29/2011        8.961654          9.726443             0.0000
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       10.930229         11.580733       197,030.2804
  01/01/2007    to  04/27/2007       11.580733         12.163871             0.0000
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       13.365880         14.391323         3,560.0107
  01/01/2007    to  12/31/2007       14.391323         14.654814        54,466.8348
  01/01/2008    to  12/31/2008       14.654814          9.351563        71,858.3381
  01/01/2009    to  12/31/2009        9.351563         11.252254        85,479.9900
  01/01/2010    to  12/31/2010       11.252254         12.378389        85,440.1528
  01/01/2011    to  12/31/2011       12.378389         13.082432        70,981.3830
  01/01/2012    to  12/31/2012       13.082432         14.641750        55,256.6697
  01/01/2013    to  12/31/2013       14.641750         18.055953        47,040.0156
  01/01/2014    to  12/31/2014       18.055953         20.104790        42,414.7644
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.133795         13.574951         147,175.9441
  01/01/2007    to  12/31/2007       13.574951         14.024911         233,695.3764
  01/01/2008    to  12/31/2008       14.024911          8.628575         188,561.0045
  01/01/2009    to  12/31/2009        8.628575         12.054244         160,639.3400
  01/01/2010    to  12/31/2010       12.054244         12.990464         127,360.5313
  01/01/2011    to  12/31/2011       12.990464         12.663535          94,074.1478
  01/01/2012    to  12/31/2012       12.663535         14.951993          64,058.4434
  01/01/2013    to  12/31/2013       14.951993         20.224450          54,475.3276
  01/01/2014    to  12/31/2014       20.224450         22.620186          40,607.9795
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       14.611268         16.311456          88,004.6656
  01/01/2007    to  12/31/2007       16.311456         16.627079         131,964.4746
  01/01/2008    to  12/31/2008       16.627079         10.501683          46,106.8142
  01/01/2009    to  12/31/2009       10.501683         12.828591          50,299.4600
  01/01/2010    to  12/31/2010       12.828591         13.778564          44,921.2925
  01/01/2011    to  12/31/2011       13.778564         14.189365          42,986.4967
  01/01/2012    to  12/31/2012       14.189365         16.218621          37,711.8924
  01/01/2013    to  12/31/2013       16.218621         21.064666          38,951.2439
  01/01/2014    to  12/31/2014       21.064666         23.088152          48,481.0261
============   ==== ==========       =========         =========         ============
 CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       12.880788         13.052421          79,292.6138
  01/01/2007    to  12/31/2007       13.052421         14.087358         173,692.6033
  01/01/2008    to  12/31/2008       14.087358          8.194524         205,373.4169
  01/01/2009    to  12/31/2009        8.194524         11.479470         215,992.5400
  01/01/2010    to  12/31/2010       11.479470         14.100105         191,648.3953
  01/01/2011    to  12/31/2011       14.100105         14.027092         180,727.1022
  01/01/2012    to  12/31/2012       14.027092         16.435373         202,209.2516
  01/01/2013    to  12/31/2013       16.435373         23.713750         222,812.3085
  01/01/2014    to  12/31/2014       23.713750         24.216298         189,081.9659
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       21.330384         23.798315           1,838.9811
  01/01/2007    to  04/27/2007       23.798315         24.990345               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.508146         15.260928         7,701.6716
  01/01/2007    to  12/31/2007       15.260928         15.453230        32,525.3907
  01/01/2008    to  12/31/2008       15.453230         11.016595        32,275.9826
  01/01/2009    to  12/31/2009       11.016595         14.302860        28,263.3700
  01/01/2010    to  12/31/2010       14.302860         16.048064        27,166.8698
  01/01/2011    to  12/31/2011       16.048064         15.931270        26,189.7137
  01/01/2012    to  12/31/2012       15.931270         17.676708        24,136.6394
  01/01/2013    to  12/31/2013       17.676708         20.003653        21,690.0994
  01/01/2014    to  12/31/2014       20.003653         20.590283        20,021.5610
============   ==== ==========       =========         =========        ===========
 QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.401924         13.968532         1,664.8131
  01/01/2007    to  12/31/2007       13.968532         14.230328         2,802.1376
  01/01/2008    to  12/31/2008       14.230328          9.386396         2,091.7204
  01/01/2009    to  12/31/2009        9.386396         12.240038         1,442.4500
  01/01/2010    to  12/31/2010       12.240038         13.812403         1,283.4088
  01/01/2011    to  12/31/2011       13.812403         13.473826         1,248.6965
  01/01/2012    to  12/31/2012       13.473826         15.148897           568.1400
  01/01/2013    to  12/31/2013       15.148897         18.107415           556.3731
  01/01/2014    to  12/31/2014       18.107415         18.638143         2,456.8605
============   ==== ==========       =========         =========        ===========
 QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.031539         14.592922         3,851.2984
  01/01/2007    to  12/31/2007       14.592922         14.798275        25,154.6092
  01/01/2008    to  12/31/2008       14.798275          9.086222        25,497.4084
  01/01/2009    to  12/31/2009        9.086222         11.810570        25,451.0000
  01/01/2010    to  12/31/2010       11.810570         13.407618        25,500.6949
  01/01/2011    to  12/31/2011       13.407618         12.851943        25,632.8027
  01/01/2012    to  12/31/2012       12.851943         14.612233        18,871.7877
  01/01/2013    to  12/31/2013       14.612233         18.136491        18,314.5006
  01/01/2014    to  12/31/2014       18.136491         18.629064        15,044.4403
============   ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006        9.965510         10.159799        13,648.4936
  01/01/2007    to  12/31/2007       10.159799         10.102815        14,712.3761
  01/01/2008    to  12/31/2008       10.102815          7.813081        13,476.8974
  01/01/2009    to  12/31/2009        7.813081          9.000739        13,171.6700
  01/01/2010    to  12/31/2010        9.000739          9.643447        11,420.4302
  01/01/2011    to  04/29/2011        9.643447          9.519267             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.052997         16.020895         153,970.7061
  01/01/2007    to  12/31/2007       16.020895         15.707349         313,620.6894
  01/01/2008    to  12/31/2008       15.707349         10.660555         248,810.5475
  01/01/2009    to  12/31/2009       10.660555         16.271292         221,749.9100
  01/01/2010    to  12/31/2010       16.271292         18.347337         211,149.0673
  01/01/2011    to  12/31/2011       18.347337         18.311099         185,836.2569
  01/01/2012    to  12/31/2012       18.311099         21.257309         159,282.6649
  01/01/2013    to  12/31/2013       21.257309         22.164985         162,633.4127
  01/01/2014    to  12/31/2014       22.164985         21.497170         157,746.4400
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       16.837367         17.834403       1,026,274.2803
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
  (CLASS I))
  02/27/2006    to  12/31/2006       23.669061         29.524510          83,166.1663
  01/01/2007    to  12/31/2007       29.524510         24.020844         166,469.2017
  01/01/2008    to  12/31/2008       24.020844         14.635531         156,358.0500
  01/01/2009    to  12/31/2009       14.635531         18.431448         155,697.6600
  01/01/2010    to  12/31/2010       18.431448         23.503631         122,982.0746
  01/01/2011    to  12/31/2011       23.503631         24.427479         103,573.9531
  01/01/2012    to  12/31/2012       24.427479         27.760631          70,714.6068
  01/01/2013    to  12/31/2013       27.760631         27.797527          67,137.0668
  01/01/2014    to  04/25/2014       27.797527         30.949743               0.0000
============   ==== ==========       =========         =========       ==============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.132608          8.882604       1,218,858.0100
  01/01/2010    to  12/31/2010        8.882604         10.012092       1,238,932.9527
  01/01/2011    to  12/31/2011       10.012092          9.680265       1,192,582.7872
  01/01/2012    to  12/31/2012        9.680265         11.256169       1,085,759.6272
  01/01/2013    to  12/31/2013       11.256169         14.953317         962,441.7649
  01/01/2014    to  12/31/2014       14.953317         16.038166         935,688.5139
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
  V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN
  LIFE INVESTMENT TRUST - VAN KAMPEN LIT
  GROWTH AND INCOME SUB-ACCOUNT (CLASS II)))
  02/27/2006    to  12/31/2006       12.486039         13.839873        95,246.8782
  01/01/2007    to  12/31/2007       13.839873         13.920598       160,284.1965
  01/01/2008    to  12/31/2008       13.920598          9.258399       137,697.4976
  01/01/2009    to  12/31/2009        9.258399         11.274251       127,380.8700
  01/01/2010    to  12/31/2010       11.274251         12.410878       120,408.3465
  01/01/2011    to  12/31/2011       12.410878         11.902334        97,520.4161
  01/01/2012    to  12/31/2012       11.902334         13.352627        78,396.8536
  01/01/2013    to  12/31/2013       13.352627         17.525497        67,645.3775
  01/01/2014    to  04/25/2014       17.525497         17.606815             0.0000
============   ==== ==========       =========         =========       ============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
  INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.611910         15.093749       144,707.8254
  01/01/2007    to  12/31/2007       15.093749         14.463343       268,785.7105
  01/01/2008    to  12/31/2008       14.463343          9.109676       251,670.7785
  01/01/2009    to  05/01/2009        9.109676          8.826232             0.0000
============   ==== ==========       =========         =========       ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.722781         14.260960       740,367.1024
  01/01/2007    to  12/31/2007       14.260960         15.540130       658,878.2034
  01/01/2008    to  12/31/2008       15.540130          9.341736       598,018.7953
  01/01/2009    to  12/31/2009        9.341736         12.265817       575,330.3900
  01/01/2010    to  12/31/2010       12.265817         15.186300       527,057.1915
  01/01/2011    to  12/31/2011       15.186300         14.739946       526,928.0550
  01/01/2012    to  12/31/2012       14.739946         17.097538       456,433.6971
  01/01/2013    to  12/31/2013       17.097538         23.515801       383,927.9575
  01/01/2014    to  12/31/2014       23.515801         24.898496       333,448.2757
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.904730         17.789320           344.4116
  01/01/2007    to  12/31/2007       17.789320         18.648075           383.2330
  01/01/2008    to  12/31/2008       18.648075         14.929674           378.7316
  01/01/2009    to  12/31/2009       14.929674         20.086916           376.1400
  01/01/2010    to  12/31/2010       20.086916         22.306076           387.5477
  01/01/2011    to  12/31/2011       22.306076         22.943537           432.6526
  01/01/2012    to  12/31/2012       22.943537         25.479238           415.6400
  01/01/2013    to  12/31/2013       25.479238         27.041835           421.2950
  01/01/2014    to  12/31/2014       27.041835         27.891506           410.6862
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.560309         16.911972         1,570,748.0957
  01/01/2008    to  12/31/2008       16.911972         11.644231         1,420,010.1661
  01/01/2009    to  12/31/2009       11.644231         14.447080         1,421,514.0300
  01/01/2010    to  12/31/2010       14.447080         16.995902         1,385,790.3624
  01/01/2011    to  12/31/2011       16.995902         15.178255         1,244,939.9329
  01/01/2012    to  12/31/2012       15.178255         17.569665         1,102,051.2136
  01/01/2013    to  12/31/2013       17.569665         22.832759           968,971.6880
  01/01/2014    to  12/31/2014       22.832759         22.787306           837,799.4538
============   ==== ==========       =========         =========         ==============
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT PUTNAM
  VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       24.174330         25.455065            18,093.1143
  01/01/2007    to  04/27/2007       25.455065         27.155960                 0.0000
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.606408         15.577096         1,324,091.3409
  01/01/2007    to  12/31/2007       15.577096         17.313567         1,552,782.6006
  01/01/2008    to  12/31/2008       17.313567          9.790126         1,860,865.9098
  01/01/2009    to  12/31/2009        9.790126         12.638051         1,831,273.0100
  01/01/2010    to  12/31/2010       12.638051         13.814584         1,852,657.4975
  01/01/2011    to  12/31/2011       13.814584         12.102702         1,649,352.8241
  01/01/2012    to  12/31/2012       12.102702         13.857650         1,527,719.5204
  01/01/2013    to  12/31/2013       13.857650         16.215302         1,341,707.2310
  01/01/2014    to  12/31/2014       16.215302         14.804391         1,226,589.4498
============   ==== ==========       =========         =========         ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA
  SUB-ACCOUNT (SERVICE SHARES))
  02/27/2006    to  04/30/2006       69.241341         69.920833                 0.0000
============   ==== ==========       =========         =========         ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       16.933268         18.378755            10,170.8134
  01/01/2007    to  12/31/2007       18.378755         19.160064            17,753.0966
  01/01/2008    to  12/31/2008       19.160064         11.173950            15,885.2633
  01/01/2009    to  12/31/2009       11.173950         15.327336            13,867.4200
  01/01/2010    to  12/31/2010       15.327336         17.434330            12,182.8612
  01/01/2011    to  12/31/2011       17.434330         15.668891            12,118.1195
  01/01/2012    to  12/31/2012       15.668891         18.627747            10,397.7366
  01/01/2013    to  12/31/2013       18.627747         23.232852            94,258.0068
  01/01/2014    to  12/31/2014       23.232852         23.283923            80,411.7985
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   02/27/2006                             to  12/31/2006       16.026294         18.413863        52,118.1975
   01/01/2007                             to  12/31/2007       18.413863         18.489436       150,917.6692
   01/01/2008                             to  12/31/2008       18.489436         10.462470       145,703.3890
   01/01/2009                             to  12/31/2009       10.462470         13.458480       139,734.5600
   01/01/2010                             to  12/31/2010       13.458480         14.181769       133,570.1200
   01/01/2011                             to  04/29/2011       14.181769         15.796821             0.0000
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON PARTNERS
  VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.250412         17.703038        38,976.6920
   01/01/2007                             to  12/31/2007       17.703038         18.221193        41,023.7378
   01/01/2008                             to  12/31/2008       18.221193         10.490791        38,488.3267
   01/01/2009                             to  12/31/2009       10.490791         12.439419        34,282.6000
   01/01/2010                             to  04/30/2010       12.439419         13.162357             0.0000
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
   05/03/2010                             to  12/31/2010       13.205224         13.779215         2,644.2150
   01/01/2011                             to  12/31/2011       13.779215         12.587852         8,926.8540
   01/01/2012                             to  12/31/2012       12.587852         15.093237         7,024.3290
   01/01/2013                             to  04/26/2013       15.093237         16.020201             0.0000
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.828584         18.462493        22,642.6230
   01/01/2007                             to  12/31/2007       18.462493         19.019704        37,942.5321
   01/01/2008                             to  12/31/2008       19.019704         12.532984        55,360.2915
   01/01/2009                             to  12/31/2009       12.532984         15.234267        60,547.8700
   01/01/2010                             to  12/31/2010       15.234267         17.372551        55,494.9967
   01/01/2011                             to  12/31/2011       17.372551         16.271069        56,608.0436
   01/01/2012                             to  12/31/2012       16.271069         17.653890        50,412.1902
   01/01/2013                             to  12/31/2013       17.653890         23.051162        45,404.2525
   01/01/2014                             to  12/31/2014       23.051162         25.140864        40,812.9471
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.436785         18.050638         122,281.5062
  01/01/2007    to  12/31/2007       18.050638         18.886190         236,976.0284
  01/01/2008    to  12/31/2008       18.886190         16.539335         187,471.9103
  01/01/2009    to  12/31/2009       16.539335         21.597754         165,357.9000
  01/01/2010    to  12/31/2010       21.597754         23.771560         153,054.2928
  01/01/2011    to  12/31/2011       23.771560         24.171770         134,812.3443
  01/01/2012    to  12/31/2012       24.171770         26.471371         104,367.2208
  01/01/2013    to  12/31/2013       26.471371         26.374371         124,853.6653
  01/01/2014    to  12/31/2014       26.374371         27.064166         108,713.9158
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       40.546846         44.145325          59,850.8473
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
  VALUE SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       30.168334         33.355847         122,069.1998
  01/01/2007    to  12/31/2007       33.355847         33.139675         174,970.8661
  01/01/2008    to  12/31/2008       33.139675         20.620846         155,322.4273
  01/01/2009    to  12/31/2009       20.620846         26.172703         153,057.1100
  01/01/2010    to  12/31/2010       26.172703         29.944517         131,036.3449
  01/01/2011    to  12/31/2011       29.944517         27.561428         113,866.1965
  01/01/2012    to  12/31/2012       27.561428         31.090346          86,808.1365
  01/01/2013    to  12/31/2013       31.090346         40.317742          79,541.0250
  01/01/2014    to  04/25/2014       40.317742         40.489617               0.0000
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.397204         16.592333          15,766.0103
  01/01/2007    to  12/31/2007       16.592333         17.917499          20,585.1654
  01/01/2008    to  12/31/2008       17.917499          9.801840          20,929.8513
  01/01/2009    to  12/31/2009        9.801840         11.722194          18,646.9200
  01/01/2010    to  12/31/2010       11.722194         12.290848          19,091.3206
  01/01/2011    to  12/31/2011       12.290848          9.631909          18,599.8032
  01/01/2012    to  12/31/2012        9.631909         11.279927          11,622.6078
  01/01/2013    to  12/31/2013       11.279927         12.743071         379,136.4704
  01/01/2014    to  12/31/2014       12.743071         12.085188         343,570.5417
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       40.678866         42.236756        67,858.9791
   01/01/2007                             to  12/31/2007       42.236756         43.976696       207,385.4741
   01/01/2008                             to  12/31/2008       43.976696         41.606915       239,352.7017
   01/01/2009                             to  12/31/2009       41.606915         44.619577       251,180.2900
   01/01/2010                             to  12/31/2010       44.619577         47.362468       261,510.1248
   01/01/2011                             to  12/31/2011       47.362468         49.450896       240,269.8858
   01/01/2012                             to  12/31/2012       49.450896         52.097700       235,627.7855
   01/01/2013                             to  12/31/2013       52.097700         50.650728       221,747.7576
   01/01/2014                             to  12/31/2014       50.650728         53.136852       220,651.2317
=============                            ==== ==========       =========         =========       ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       14.843788         14.710555        31,131.0989
=============                            ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.957605         12.515666        81,338.9400
   01/01/2010                             to  12/31/2010       12.515666         14.714227        77,488.4327
   01/01/2011                             to  12/31/2011       14.714227         13.146198       160,741.9580
   01/01/2012                             to  12/31/2012       13.146198         14.751255       115,771.2926
   01/01/2013                             to  12/31/2013       14.751255         19.426520       110,500.3341
   01/01/2014                             to  12/31/2014       19.426520         20.756896        89,236.8256
=============                            ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
  SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.677077         16.843752        33,778.4935
   01/01/2007                             to  12/31/2007       16.843752         17.176578        64,148.7803
   01/01/2008                             to  12/31/2008       17.176578          9.299325        79,730.5242
   01/01/2009                             to  05/01/2009        9.299325          9.694132             0.0000
=============                            ==== ==========       =========         =========       ============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
  CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
  APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       13.971073         13.963702         8,786.7408
   01/01/2007                             to  12/31/2007       13.963702         15.332447        21,894.5167
   01/01/2008                             to  12/31/2008       15.332447          8.628179        23,305.7680
   01/01/2009                             to  05/01/2009        8.628179          8.192498             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       12.696063         12.537125         492,370.1727
  01/01/2011    to  12/31/2011       12.537125         12.301800         655,981.5732
  01/01/2012    to  12/31/2012       12.301800         12.069008         796,108.5507
  01/01/2013    to  12/31/2013       12.069008         11.841853         597,463.9603
  01/01/2014    to  12/31/2014       11.841853         11.618974         542,818.3797
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE
  MONEY MARKET SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       12.250388         12.539852         255,972.9536
  01/01/2007    to  12/31/2007       12.539852         12.906749         400,117.9031
  01/01/2008    to  12/31/2008       12.906749         12.992957         643,944.1726
  01/01/2009    to  12/31/2009       12.992957         12.776926         513,177.8300
  01/01/2010    to  04/30/2010       12.776926         12.698046               0.0000
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
  CAPITAL SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       15.287432         16.469097         102,925.0623
  01/01/2007    to  12/31/2007       16.469097         16.455696          99,077.2684
  01/01/2008    to  12/31/2008       16.455696          9.342245          97,747.6948
  01/01/2009    to  12/31/2009        9.342245         12.855633          84,099.7300
  01/01/2010    to  12/31/2010       12.855633         14.211128          77,623.8810
  01/01/2011    to  04/29/2011       14.211128         14.999464               0.0000
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.928348          7.884117       1,205,306.5843
  01/01/2009    to  12/31/2009        7.884117         10.796267       1,267,227.0800
  01/01/2010    to  12/31/2010       10.796267         11.791672       1,209,148.2077
  01/01/2011    to  12/31/2011       11.791672         11.595850       1,169,936.9893
  01/01/2012    to  12/31/2012       11.595850         13.146384       2,050,566.0165
  01/01/2013    to  12/31/2013       13.146384         17.637135       1,690,461.6550
  01/01/2014    to  12/31/2014       17.637135         18.818245       1,509,597.1111
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006        8.744844          8.896428       2,832,565.6219
  01/01/2007    to  12/31/2007        8.896428          9.975273       2,475,304.2300
  01/01/2008    to  12/31/2008        9.975273          5.290726       2,165,339.9010
  01/01/2009    to  12/31/2009        5.290726          7.459833       1,922,818.3800
  01/01/2010    to  12/31/2010        7.459833          8.007296       1,691,155.4967
  01/01/2011    to  12/31/2011        8.007296          7.748428       1,493,748.8321
  01/01/2012    to  04/27/2012        7.748428          8.702779               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006        4.895148          4.746482         121,307.2677
   01/01/2007                             to  12/31/2007        4.746482          5.431719         234,524.1150
   01/01/2008                             to  04/25/2008        5.431719          5.174681               0.0000
=============                            ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       38.593875         41.323770          39,453.8054
   01/01/2007                             to  12/31/2007       41.323770         42.234935          81,818.4590
   01/01/2008                             to  12/31/2008       42.234935         32.192599          83,415.7763
   01/01/2009                             to  12/31/2009       32.192599         37.385653         107,294.3000
   01/01/2010                             to  12/31/2010       37.385653         40.301543          98,178.7342
   01/01/2011                             to  12/31/2011       40.301543         40.417121          87,104.0600
   01/01/2012                             to  12/31/2012       40.417121         44.157900          75,794.1136
   01/01/2013                             to  12/31/2013       44.157900         51.452990          72,605.1517
   01/01/2014                             to  12/31/2014       51.452990         54.734844          65,197.1080
=============                            ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       23.741801         23.895322          13,923.7847
=============                            ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       13.674599         15.531155          57,433.6218
   01/01/2007                             to  12/31/2007       15.531155         16.401201         276,376.3158
   01/01/2008                             to  12/31/2008       16.401201         10.857231         484,169.0684
   01/01/2009                             to  12/31/2009       10.857231         12.870772         519,340.1800
   01/01/2010                             to  12/31/2010       12.870772         14.071421         613,604.3795
   01/01/2011                             to  12/31/2011       14.071421         13.924754         580,189.4770
   01/01/2012                             to  12/31/2012       13.924754         15.936101         515,004.2257
   01/01/2013                             to  12/31/2013       15.936101         21.223453         585,796.8614
   01/01/2014                             to  12/31/2014       21.223453         23.074836         532,666.4717
=============                            ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES TRUST - EQUITY
  INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       20.094518         20.135063           7,982.6687
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       20.145119         20.667096        25,916.1842
  01/01/2007    to  12/31/2007       20.667096         21.105102        65,850.2767
  01/01/2008    to  12/31/2008       21.105102         12.629339        83,566.2232
  01/01/2009    to  12/31/2009       12.629339         15.082553        85,873.9000
  01/01/2010    to  12/31/2010       15.082553         16.937177        86,580.7606
  01/01/2011    to  12/31/2011       16.937177         15.580410        69,590.4522
  01/01/2012    to  12/31/2012       15.580410         17.677460        69,876.5855
  01/01/2013    to  04/26/2013       17.677460         19.440154             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       18.825335         23.429616       542,020.0220
  01/01/2014    to  12/31/2014       23.429616         22.919543       456,657.6720
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL
  OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  02/27/2006    to  12/31/2006       16.358133         17.044850         1,995.2850
  01/01/2007    to  04/27/2007       17.044850         18.500026             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       17.191695         15.202206       776,179.4275
  01/01/2008    to  12/31/2008       15.202206          9.202464       859,127.6895
  01/01/2009    to  12/31/2009        9.202464         12.348579       862,876.0700
  01/01/2010    to  12/31/2010       12.348579         14.886019       837,887.9147
  01/01/2011    to  12/31/2011       14.886019         13.835741       797,356.2318
  01/01/2012    to  12/31/2012       13.835741         14.291465       721,954.0860
  01/01/2013    to  04/26/2013       14.291465         15.471275             0.0000
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       32.620801         19.859242         1,094.1093
  01/01/2009    to  12/31/2009       19.859242         27.871528         2,607.4500
  01/01/2010    to  12/31/2010       27.871528         31.926230           906.4927
  01/01/2011    to  12/31/2011       31.926230         30.908300           862.9776
  01/01/2012    to  12/31/2012       30.908300         35.986557         1,841.1004
  01/01/2013    to  12/31/2013       35.986557         48.998491       116,037.6148
  01/01/2014    to  12/31/2014       48.998491         52.319497       114,965.4750
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH
  SUB-ACCOUNT (CLASS B))
  02/27/2006    to  12/31/2006       33.283469         31.841130         1,260.0800
  01/01/2007    to  12/31/2007       31.841130         35.491550         1,384.4620
  01/01/2008    to  04/25/2008       35.491550         32.581227             0.0000
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       14.944464         15.222294       106,625.8664
  01/01/2007    to  12/31/2007       15.222294         15.536642       140,960.3651
  01/01/2008    to  12/31/2008       15.536642         15.162330       179,344.5048
  01/01/2009    to  12/31/2009       15.162330         15.484010       198,771.0800
  01/01/2010    to  12/31/2010       15.484010         16.027078       214,528.5420
  01/01/2011    to  12/31/2011       16.027078         16.554340       212,384.0655
  01/01/2012    to  12/31/2012       16.554340         16.736131       147,056.0759
  01/01/2013    to  12/31/2013       16.736131         16.272485       146,200.7119
  01/01/2014    to  12/31/2014       16.272485         16.373384       113,942.0727
============   ==== ==========       =========         =========       ============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011       14.965334         13.208478         8,901.0406
  01/01/2012    to  12/31/2012       13.208478         14.593635         6,676.1252
  01/01/2013    to  12/31/2013       14.593635         19.095720         5,875.7961
  01/01/2014    to  12/31/2014       19.095720         20.676210         5,580.5257
============   ==== ==========       =========         =========       ============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       28.452866         30.407330        20,434.1682
  01/01/2007    to  12/31/2007       30.407330         31.426652        31,437.7556
  01/01/2008    to  12/31/2008       31.426652         20.423998        29,952.7575
  01/01/2009    to  12/31/2009       20.423998         25.102078        29,509.7500
  01/01/2010    to  12/31/2010       25.102078         29.036992        26,345.0564
  01/01/2011    to  12/31/2011       29.036992         26.827281        24,204.5813
  01/01/2012    to  12/31/2012       26.827281         29.169145        15,956.9552
  01/01/2013    to  12/31/2013       29.169145         37.994374        14,049.9690
  01/01/2014    to  12/31/2014       37.994374         42.796319        12,080.1950
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TRUST FOR ADVISED PORTFOLIOS
 1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT
  (FORMERLY LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       25.309155         26.263223         1,778.8538
  01/01/2007    to  12/31/2007       26.263223         28.574630         2,952.9916
  01/01/2008    to  12/31/2008       28.574630         20.969571         2,799.0653
  01/01/2009    to  12/31/2009       20.969571         25.274567         2,479.0300
  01/01/2010    to  12/31/2010       25.274567         27.812306         2,168.1154
  01/01/2011    to  12/31/2011       27.812306         27.284792         1,883.2393
  01/01/2012    to  12/31/2012       27.284792         29.636412           355.6613
  01/01/2013    to  12/31/2013       29.636412         34.518467           299.1095
  01/01/2014    to  12/31/2014       34.518467         37.020047           576.9600
============   ==== ==========       =========         =========         ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2






                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE
  THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME
  SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.788941         14.958265         1,118,381.5872
  01/01/2007    to  12/31/2007       14.958265         15.229567         2,700,706.2411
  01/01/2008    to  12/31/2008       15.229567         11.599483         3,218,637.8266
  01/01/2009    to  12/31/2009       11.599483         13.996487         4,609,836.6200
  01/01/2010    to  12/31/2010       13.996487         15.447100         5,844,985.9366
  01/01/2011    to  12/31/2011       15.447100         15.019789         7,490,541.4534
  01/01/2012    to  12/31/2012       15.019789         16.627859         8,304,456.5151
  01/01/2013    to  12/31/2013       16.627859         20.456736         8,711,607.1597
  01/01/2014    to  12/31/2014       20.456736         21.918933         8,637,016.2608
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       15.652882         14.008187           376,159.6719
  01/01/2009    to  12/31/2009       14.008187         15.539197           865,624.9400
  01/01/2010    to  12/31/2010       15.539197         16.294392         1,304,424.3418
  01/01/2011    to  12/31/2011       16.294392         17.032201         1,651,499.5613
  01/01/2012    to  12/31/2012       17.032201         17.678853         1,907,512.1162
  01/01/2013    to  12/31/2013       17.678853         17.039755         2,146,729.8411
  01/01/2014    to  12/31/2014       17.039755         17.672051         2,137,353.8632
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       22.416444         25.647561           140,029.3716
  01/01/2007    to  12/31/2007       25.647561         29.015128           424,687.2766
  01/01/2008    to  12/31/2008       29.015128         17.609165           787,542.1634
  01/01/2009    to  12/31/2009       17.609165         24.685579         1,054,741.5400
  01/01/2010    to  12/31/2010       24.685579         27.174697         1,347,501.6327
  01/01/2011    to  12/31/2011       27.174697         24.391985         1,624,466.3872
  01/01/2012    to  12/31/2012       24.391985         29.448187         1,870,908.3383
  01/01/2013    to  12/31/2013       29.448187         37.474334         1,926,226.3822
  01/01/2014    to  12/31/2014       37.474334         37.770339         1,873,230.6740
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.673672         16.023138         230,040.2873
  01/01/2009    to  12/31/2009       16.023138         25.460118         390,127.4800
  01/01/2010    to  12/31/2010       25.460118         30.703147         529,585.9097
  01/01/2011    to  12/31/2011       30.703147         24.456125         726,668.6583
  01/01/2012    to  12/31/2012       24.456125         28.469336         851,258.5751
  01/01/2013    to  12/31/2013       28.469336         35.976639         854,253.5686
  01/01/2014    to  12/31/2014       35.976639         36.193280         853,547.7556
============   ==== ==========      ==========        ==========       ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      147.819610        155.820587          68,893.7118
  01/01/2007    to  12/31/2007      155.820587        172.441755         169,394.0165
  01/01/2008    to  12/31/2008      172.441755         95.172443         347,976.8550
  01/01/2009    to  12/31/2009       95.172443        130.706488         560,224.6100
  01/01/2010    to  12/31/2010      130.706488        152.815675         721,234.5594
  01/01/2011    to  12/31/2011      152.815675        144.106404         848,626.8310
  01/01/2012    to  12/31/2012      144.106404        167.346709         930,394.1179
  01/01/2013    to  12/31/2013      167.346709        214.481339         919,156.5445
  01/01/2014    to  12/31/2014      214.481339        229.266658         845,538.3144
============   ==== ==========      ==========        ==========       ==============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      102.800501        113.269379          61,018.5330
  01/01/2007    to  12/31/2007      113.269379        117.200478         152,251.5616
  01/01/2008    to  12/31/2008      117.200478         71.752703         245,720.6441
  01/01/2009    to  12/31/2009       71.752703         92.767065         354,443.4500
  01/01/2010    to  12/31/2010       92.767065        101.829179         441,152.6994
  01/01/2011    to  12/31/2011      101.829179         98.480424         504,589.5690
  01/01/2012    to  12/31/2012       98.480424        113.965999         532,773.5138
  01/01/2013    to  12/31/2013      113.965999        149.880499         522,232.5149
  01/01/2014    to  12/31/2014      149.880499        163.350958         490,277.9046
============   ==== ==========      ==========        ==========       ==============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       34.526217         35.931893          80,963.7591
  01/01/2007    to  12/31/2007       35.931893         40.822935         184,796.9702
  01/01/2008    to  12/31/2008       40.822935         24.285647         422,245.3471
  01/01/2009    to  12/31/2009       24.285647         33.434468         806,265.1100
  01/01/2010    to  12/31/2010       33.434468         42.347733       1,196,494.8013
  01/01/2011    to  12/31/2011       42.347733         37.190772       1,802,577.9496
  01/01/2012    to  12/31/2012       37.190772         41.969196       2,241,258.2685
  01/01/2013    to  12/31/2013       41.969196         56.174780       2,303,183.2210
  01/01/2014    to  12/31/2014       56.174780         58.676254       2,237,740.3557
============   ==== ==========      ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       39.572791         44.410874         186,602.6937
  01/01/2007    to  12/31/2007       44.410874         45.389592         439,726.9453
  01/01/2008    to  12/31/2008       45.389592         31.451639         547,864.3760
  01/01/2009    to  12/31/2009       31.451639         42.012274         729,628.6800
  01/01/2010    to  12/31/2010       42.012274         46.632018         910,589.9999
  01/01/2011    to  12/31/2011       46.632018         47.034525       1,042,790.4432
  01/01/2012    to  12/31/2012       47.034525         52.192739       1,150,817.7540
  01/01/2013    to  12/31/2013       52.192739         58.583826       1,204,880.7799
  01/01/2014    to  12/31/2014       58.583826         60.375481       1,176,518.4191
============   ==== ==========       =========         =========       ==============
 FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       20.933288         23.489688         278,447.6650
  01/01/2007    to  12/31/2007       23.489688         23.943267         630,107.5257
  01/01/2008    to  12/31/2008       23.943267         14.833109         820,093.2822
  01/01/2009    to  12/31/2009       14.833109         18.418533       1,144,021.9300
  01/01/2010    to  12/31/2010       18.418533         20.175704       1,382,919.2240
  01/01/2011    to  12/31/2011       20.175704         19.668797       1,548,417.9474
  01/01/2012    to  12/31/2012       19.668797         22.134178       1,590,494.0297
  01/01/2013    to  12/31/2013       22.134178         27.967044       1,528,375.1006
  01/01/2014    to  12/31/2014       27.967044         29.512846       1,446,516.6740
============   ==== ==========       =========         =========       ==============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.452499         13.619223       1,168,107.6370
  01/01/2007    to  12/31/2007       13.619223         13.617269       2,128,036.2476
  01/01/2008    to  12/31/2008       13.617269          7.993738       2,363,710.9257
  01/01/2009    to  12/31/2009        7.993738         10.596835       2,607,042.4000
  01/01/2010    to  12/31/2010       10.596835         13.050039       2,801,777.2686
  01/01/2011    to  12/31/2011       13.050039         13.173773       3,078,813.7559
  01/01/2012    to  12/31/2012       13.173773         15.406299       3,219,195.0710
  01/01/2013    to  12/31/2013       15.406299         22.428756       3,432,106.5582
  01/01/2014    to  12/31/2014       22.428756         26.601023       3,323,100.9655
============   ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE PREMIER
  SELECTIONS ALL CAP GROWTH SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       12.248919         12.507302           8,245.9404
  01/01/2007    to  04/27/2007       12.507302         13.318274               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       28.530052         31.562045         337,860.5195
  01/01/2007    to  12/31/2007       31.562045         33.708989         654,054.5286
  01/01/2008    to  12/31/2008       33.708989         23.471944         758,215.7347
  01/01/2009    to  12/31/2009       23.471944         28.236210       1,103,363.7300
  01/01/2010    to  12/31/2010       28.236210         31.328039       1,519,379.6880
  01/01/2011    to  12/31/2011       31.328039         31.666239       1,982,321.3644
  01/01/2012    to  12/31/2012       31.666239         36.167396       2,244,477.1105
  01/01/2013    to  12/31/2013       36.167396         46.318086       2,440,445.6668
  01/01/2014    to  12/31/2014       46.318086         50.644486       2,377,335.8506
============   ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH
  AND INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        9.602202         10.349888         141,110.9759
  01/01/2007    to  04/27/2007       10.349888         10.830961               0.0000
============   ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH
  AND VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       14.904624         16.117797           5,771.5946
  01/01/2007    to  11/12/2007       16.117797         16.434424               0.0000
============   ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       16.282533         16.639333           7,388.8557
  01/01/2008    to  12/31/2008       16.639333         11.565494           3,080.8493
  01/01/2009    to  05/01/2009       11.565494         11.325609               0.0000
============   ==== ==========       =========         =========       ==============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  04/30/2007    to  12/31/2007       12.211592         12.277886       1,149,657.9286
  01/01/2008    to  12/31/2008       12.277886          7.859057         965,899.8797
  01/01/2009    to  12/31/2009        7.859057          9.515322         847,895.1000
  01/01/2010    to  12/31/2010        9.515322         10.523130         715,091.2429
  01/01/2011    to  12/31/2011       10.523130         11.185360         591,540.5822
  01/01/2012    to  12/31/2012       11.185360         12.583158         411,156.2125
  01/01/2013    to  12/31/2013       12.583158         15.611471         340,943.4349
  01/01/2014    to  12/31/2014       15.611471         17.472462         258,735.6901
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        8.573224          9.587435           50,100.1750
  01/01/2007    to  12/31/2007        9.587435         10.053398          178,168.3390
  01/01/2008    to  12/31/2008       10.053398          7.072558          142,107.2460
  01/01/2009    to  12/31/2009        7.072558          8.505561          115,391.5200
  01/01/2010    to  12/31/2010        8.505561          9.376273          115,020.7915
  01/01/2011    to  04/29/2011        9.376273         10.189717                0.0000
============   ==== ==========       =========         =========        ==============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       10.968007         11.659665          843,409.6075
  01/01/2007    to  04/27/2007       11.659665         12.262751                0.0000
============   ==== ==========       =========         =========        ==============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       13.549427         14.637795           11,675.7579
  01/01/2007    to  12/31/2007       14.637795         14.965870          178,999.6648
  01/01/2008    to  12/31/2008       14.965870          9.588519          409,674.6433
  01/01/2009    to  12/31/2009        9.588519         11.583598          815,464.0600
  01/01/2010    to  12/31/2010       11.583598         12.793918        1,116,200.6179
  01/01/2011    to  12/31/2011       12.793918         13.575652        1,519,847.6946
  01/01/2012    to  12/31/2012       13.575652         15.254952        2,053,229.2963
  01/01/2013    to  12/31/2013       15.254952         18.887492        2,493,586.8612
  01/01/2014    to  12/31/2014       18.887492         21.114960        2,534,471.7777
============   ==== ==========       =========         =========        ==============
 CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.551836         14.053943           24,602.5771
  01/01/2007    to  12/31/2007       14.053943         14.578295           71,558.5450
  01/01/2008    to  12/31/2008       14.578295          9.005186           68,479.6420
  01/01/2009    to  12/31/2009        9.005186         12.630783           54,763.8700
  01/01/2010    to  12/31/2010       12.630783         13.666298           53,588.7171
  01/01/2011    to  12/31/2011       13.666298         13.375647           46,385.2755
  01/01/2012    to  12/31/2012       13.375647         15.856399           32,744.2761
  01/01/2013    to  12/31/2013       15.856399         21.533654           34,067.5193
  01/01/2014    to  12/31/2014       21.533654         24.180977           26,602.2381
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.088419         16.900520                0.0000
  01/01/2007    to  12/31/2007       16.900520         17.296972           42,925.4577
  01/01/2008    to  12/31/2008       17.296972         10.968806           34,322.9678
  01/01/2009    to  12/31/2009       10.968806         13.452912           33,134.8000
  01/01/2010    to  12/31/2010       13.452912         14.506980           32,193.5860
  01/01/2011    to  12/31/2011       14.506980         14.999249           19,387.0754
  01/01/2012    to  12/31/2012       14.999249         17.213381           14,654.0750
  01/01/2013    to  12/31/2013       17.213381         22.446188           15,266.9348
  01/01/2014    to  12/31/2014       22.446188         24.700983           15,320.3463
============   ==== ==========       =========         =========        ==============
 CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.078627         13.297296           29,157.8389
  01/01/2007    to  12/31/2007       13.297296         14.409486           71,717.4425
  01/01/2008    to  12/31/2008       14.409486          8.415694          155,048.4932
  01/01/2009    to  12/31/2009        8.415694         11.836558          312,136.5500
  01/01/2010    to  12/31/2010       11.836558         14.596914          449,281.5538
  01/01/2011    to  12/31/2011       14.596914         14.579426          605,314.5437
  01/01/2012    to  12/31/2012       14.579426         17.151342          876,505.2267
  01/01/2013    to  12/31/2013       17.151342         24.845843        1,042,836.5034
  01/01/2014    to  12/31/2014       24.845843         25.474098        1,089,144.0851
============   ==== ==========       =========         =========        ==============
 LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       22.352937         25.022660           19,674.0692
  01/01/2007    to  04/27/2007       25.022660         26.310285                0.0000
============   ==== ==========       =========         =========        ==============
 QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       15.043849         15.877408           84,499.0757
  01/01/2007    to  12/31/2007       15.877408         16.142271          181,547.9830
  01/01/2008    to  12/31/2008       16.142271         11.554126          183,568.9844
  01/01/2009    to  12/31/2009       11.554126         15.060824          154,709.4300
  01/01/2010    to  12/31/2010       15.060824         16.966186          207,846.3981
  01/01/2011    to  12/31/2011       16.966186         16.910059          354,939.0241
  01/01/2012    to  12/31/2012       16.910059         18.838314          445,466.8835
  01/01/2013    to  12/31/2013       18.838314         21.403579          500,554.3271
  01/01/2014    to  12/31/2014       21.403579         22.119565          468,309.7215
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.896844         14.532880           12,745.9843
  01/01/2007    to  12/31/2007       14.532880         14.864919           54,626.1571
  01/01/2008    to  12/31/2008       14.864919          9.844459           49,167.4825
  01/01/2009    to  12/31/2009        9.844459         12.888792           61,315.1800
  01/01/2010    to  12/31/2010       12.888792         14.602739           63,434.6016
  01/01/2011    to  12/31/2011       14.602739         14.301762           52,638.5998
  01/01/2012    to  12/31/2012       14.301762         16.144532           38,844.6226
  01/01/2013    to  12/31/2013       16.144532         19.374792           25,564.2099
  01/01/2014    to  12/31/2014       19.374792         20.022601           14,481.1309
============   ==== ==========       =========         =========        ==============
 QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.549749         15.182541           11,640.2361
  01/01/2007    to  12/31/2007       15.182541         15.458245          216,103.7206
  01/01/2008    to  12/31/2008       15.458245          9.529688          721,004.0867
  01/01/2009    to  12/31/2009        9.529688         12.436637        1,092,468.8600
  01/01/2010    to  12/31/2010       12.436637         14.174869        1,277,213.9188
  01/01/2011    to  12/31/2011       14.174869         13.641752        1,419,336.3267
  01/01/2012    to  12/31/2012       13.641752         15.572693        1,572,113.4774
  01/01/2013    to  12/31/2013       15.572693         19.406012        1,541,549.1324
  01/01/2014    to  12/31/2014       19.406012         20.012963        1,494,872.3874
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006       10.064183         10.294747          105,837.6877
  01/01/2007    to  12/31/2007       10.294747         10.278261          131,181.1505
  01/01/2008    to  12/31/2008       10.278261          7.980736           87,278.0413
  01/01/2009    to  12/31/2009        7.980736          9.230706           87,515.6900
  01/01/2010    to  12/31/2010        9.230706          9.929461           68,212.4658
  01/01/2011    to  04/29/2011        9.929461          9.814390                0.0000
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.532005         16.586039          208,942.8600
  01/01/2007    to  12/31/2007       16.586039         16.326966          492,150.9948
  01/01/2008    to  12/31/2008       16.326966         11.125682          464,594.9963
  01/01/2009    to  12/31/2009       11.125682         17.049176          508,386.9400
  01/01/2010    to  12/31/2010       17.049176         19.301473          609,062.1339
  01/01/2011    to  12/31/2011       19.301473         19.340355          746,857.2868
  01/01/2012    to  12/31/2012       19.340355         22.542599          894,934.9428
  01/01/2013    to  12/31/2013       22.542599         23.599352        1,028,276.7526
  01/01/2014    to  12/31/2014       23.599352         22.980070        1,021,333.8207
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       17.524570         18.612590         2,462,248.0313
============   ==== ==========       =========         =========        ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
  (CLASS I))
  02/27/2006    to  12/31/2006       24.127103         30.196524           197,640.0079
  01/01/2007    to  12/31/2007       30.196524         24.666676           481,513.9527
  01/01/2008    to  12/31/2008       24.666676         15.089759           569,118.0022
  01/01/2009    to  12/31/2009       15.089759         19.079756           687,918.5200
  01/01/2010    to  12/31/2010       19.079756         24.427670           676,191.2161
  01/01/2011    to  12/31/2011       24.427670         25.489341           768,548.9176
  01/01/2012    to  12/31/2012       25.489341         29.084038           821,608.1489
  01/01/2013    to  12/31/2013       29.084038         29.239437           897,618.8314
  01/01/2014    to  04/25/2014       29.239437         32.596168                 0.0000
============   ==== ==========       =========         =========        ===============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.248246          9.050430         2,906,668.4200
  01/01/2010    to  12/31/2010        9.050430         10.242106         3,428,373.7229
  01/01/2011    to  12/31/2011       10.242106          9.942277         3,869,390.2064
  01/01/2012    to  12/31/2012        9.942277         11.607402         3,894,963.3888
  01/01/2013    to  12/31/2013       11.607402         15.481667         4,014,908.3476
  01/01/2014    to  12/31/2014       15.481667         16.671405        10,442,672.8652
============   ==== ==========       =========         =========        ===============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
  GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
  TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)))
  02/27/2006    to  12/31/2006       12.761037         14.192037           380,897.6930
  01/01/2007    to  12/31/2007       14.192037         14.332350           901,368.2449
  01/01/2008    to  12/31/2008       14.332350          9.570657         1,502,041.5173
  01/01/2009    to  12/31/2009        9.570657         11.701211         2,560,126.4000
  01/01/2010    to  12/31/2010       11.701211         12.932462         3,518,683.9710
  01/01/2011    to  12/31/2011       12.932462         12.452165         4,762,442.6179
  01/01/2012    to  12/31/2012       12.452165         14.025729         5,611,790.8612
  01/01/2013    to  12/31/2013       14.025729         18.482676         5,786,796.4606
  01/01/2014    to  04/25/2014       18.482676         18.591862                 0.0000
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
  INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.911708         15.477821         552,250.0778
  01/01/2007    to  12/31/2007       15.477821         14.891154       1,300,816.8174
  01/01/2008    to  12/31/2008       14.891154          9.416936       1,594,351.7490
  01/01/2009    to  05/01/2009        9.416936          9.136104               0.0000
============   ==== ==========       =========         =========       ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.987623         14.584886         715,236.5733
  01/01/2007    to  12/31/2007       14.584886         15.957165         712,915.0942
  01/01/2008    to  12/31/2008       15.957165          9.631096         686,333.4262
  01/01/2009    to  12/31/2009        9.631096         12.696435         725,972.8200
  01/01/2010    to  12/31/2010       12.696435         15.782371         733,793.5089
  01/01/2011    to  12/31/2011       15.782371         15.379785       1,022,953.0961
  01/01/2012    to  12/31/2012       15.379785         17.911571       1,116,176.2466
  01/01/2013    to  12/31/2013       17.911571         24.734051       1,132,081.2091
  01/01/2014    to  12/31/2014       24.734051         26.293351       1,096,516.4814
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.582960         18.564980           5,712.6937
  01/01/2007    to  12/31/2007       18.564980         19.539590           5,719.1800
  01/01/2008    to  12/31/2008       19.539590         15.706333           4,220.8390
  01/01/2009    to  12/31/2009       15.706333         21.216459           3,794.6800
  01/01/2010    to  12/31/2010       21.216459         23.654772           3,771.6996
  01/01/2011    to  12/31/2011       23.654772         24.428019           3,720.4084
  01/01/2012    to  12/31/2012       24.428019         27.237049           3,700.6118
  01/01/2013    to  12/31/2013       27.237049         29.023280           3,171.0048
  01/01/2014    to  12/31/2014       29.023280         30.055168           1,737.3990
============   ==== ==========       =========         =========       ==============
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.954056         17.317227       1,108,343.4965
  01/01/2008    to  12/31/2008       17.317227         11.971285         937,217.2225
  01/01/2009    to  12/31/2009       11.971285         14.912405         926,217.7600
  01/01/2010    to  12/31/2010       14.912405         17.613554         932,436.2940
  01/01/2011    to  12/31/2011       17.613554         15.792798         916,113.9580
  01/01/2012    to  12/31/2012       15.792798         18.354655         769,354.2937
  01/01/2013    to  12/31/2013       18.354655         23.948419         692,956.4398
  01/01/2014    to  12/31/2014       23.948419         23.996560         612,629.8606
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT PUTNAM VARIABLE TRUST
  - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       24.844317         26.248164           65,680.3030
   01/01/2007                             to  04/27/2007       26.248164         28.038574                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   02/27/2006                             to  12/31/2006       13.907417         15.975005          849,134.1505
   01/01/2007                             to  12/31/2007       15.975005         17.827392          981,756.7932
   01/01/2008                             to  12/31/2008       17.827392         10.121297        1,102,778.8241
   01/01/2009                             to  12/31/2009       10.121297         13.117935        1,248,072.5200
   01/01/2010                             to  12/31/2010       13.117935         14.396532        1,361,449.3782
   01/01/2011                             to  12/31/2011       14.396532         12.663042        1,432,480.6677
   01/01/2012                             to  12/31/2012       12.663042         14.557637        1,455,475.4558
   01/01/2013                             to  12/31/2013       14.557637         17.102618        1,409,196.6028
   01/01/2014                             to  12/31/2014       17.102618         15.677116        1,391,178.8766
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA
  SUB-ACCOUNT (SERVICE SHARES))
   02/27/2006                             to  04/30/2006       75.283351         76.071321            1,559.9288
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   02/27/2006                             to  12/31/2006       17.553499         19.115723           60,684.0398
   01/01/2007                             to  12/31/2007       19.115723         20.008676          125,791.6470
   01/01/2008                             to  12/31/2008       20.008676         11.715866          161,990.0578
   01/01/2009                             to  12/31/2009       11.715866         16.135099          164,440.7400
   01/01/2010                             to  12/31/2010       16.135099         18.426604          154,110.6685
   01/01/2011                             to  12/31/2011       18.426604         16.626982          140,264.7059
   01/01/2012                             to  12/31/2012       16.626982         19.846361          121,723.2208
   01/01/2013                             to  12/31/2013       19.846361         24.851865          842,910.9411
   01/01/2014                             to  12/31/2014       24.851865         25.006332          775,578.8811
=============                            ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   02/27/2006                             to  12/31/2006       16.207204         18.684055          205,602.4072
   01/01/2007                             to  12/31/2007       18.684055         18.836352          449,253.2704
   01/01/2008                             to  12/31/2008       18.836352         10.701719          596,545.0521
   01/01/2009                             to  12/31/2009       10.701719         13.821411          810,857.3700
   01/01/2010                             to  12/31/2010       13.821411         14.622522          832,841.9252
   01/01/2011                             to  04/29/2011       14.622522         16.309009                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON PARTNERS
  VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.473511         18.006165           19,322.6583
  01/01/2007    to  12/31/2007       18.006165         18.607889           34,202.6896
  01/01/2008    to  12/31/2008       18.607889         10.756593           31,518.9518
  01/01/2009    to  12/31/2009       10.756593         12.805714           32,869.5700
  01/01/2010    to  04/30/2010       12.805714         13.567722                0.0000
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.612355         14.241746           58,815.3887
  01/01/2011    to  12/31/2011       14.241746         13.062475          702,783.3076
  01/01/2012    to  12/31/2012       13.062475         15.725398          782,697.7006
  01/01/2013    to  04/26/2013       15.725398         16.712427                0.0000
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.660900         19.440487           52,766.7149
  01/01/2007    to  12/31/2007       19.440487         20.107934          107,741.5402
  01/01/2008    to  12/31/2008       20.107934         13.303436          301,094.5251
  01/01/2009    to  12/31/2009       13.303436         16.235598          906,565.2000
  01/01/2010    to  12/31/2010       16.235598         18.588559        1,579,229.6415
  01/01/2011    to  12/31/2011       18.588559         17.479626        2,417,545.9157
  01/01/2012    to  12/31/2012       17.479626         19.041558        3,075,981.8233
  01/01/2013    to  12/31/2013       19.041558         24.962646        3,096,551.8472
  01/01/2014    to  12/31/2014       24.962646         27.334738        2,820,701.5516
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       18.269786         18.976282          495,496.3589
  01/01/2007    to  12/31/2007       18.976282         19.934673        1,126,454.2201
  01/01/2008    to  12/31/2008       19.934673         17.527708        1,721,868.9017
  01/01/2009    to  12/31/2009       17.527708         22.980047        2,720,519.5100
  01/01/2010    to  12/31/2010       22.980047         25.394296        3,866,966.6869
  01/01/2011    to  12/31/2011       25.394296         25.925019        5,224,065.0824
  01/01/2012    to  12/31/2012       25.925019         28.505772        6,402,421.7800
  01/01/2013    to  12/31/2013       28.505772         28.515147        7,260,952.6022
  01/01/2014    to  12/31/2014       28.515147         29.378191        6,987,215.1762
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       43.995216         48.029516          814,674.9166
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
  VALUE SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       31.681354         35.145987         354,427.9478
  01/01/2007    to  12/31/2007       35.145987         35.058950         691,438.9220
  01/01/2008    to  12/31/2008       35.058950         21.903014         754,612.0832
  01/01/2009    to  12/31/2009       21.903014         27.911532         823,740.3200
  01/01/2010    to  12/31/2010       27.911532         32.061790         894,325.9675
  01/01/2011    to  12/31/2011       32.061790         29.628299         939,662.3568
  01/01/2012    to  12/31/2012       29.628299         33.556473         896,966.1452
  01/01/2013    to  12/31/2013       33.556473         43.690070         859,004.8650
  01/01/2014    to  04/25/2014       43.690070         43.931678               0.0000
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       16.338887         17.666076          45,052.5113
  01/01/2007    to  12/31/2007       17.666076         19.153875          92,690.6433
  01/01/2008    to  12/31/2008       19.153875         10.520409          86,574.6049
  01/01/2009    to  12/31/2009       10.520409         12.631977          77,100.9900
  01/01/2010    to  12/31/2010       12.631977         13.297778          72,139.1868
  01/01/2011    to  12/31/2011       13.297778         10.462743          66,481.5676
  01/01/2012    to  12/31/2012       10.462743         12.302257          45,320.0641
  01/01/2013    to  12/31/2013       12.302257         13.953689         598,006.4459
  01/01/2014    to  12/31/2014       13.953689         13.286366         589,341.3089
============   ==== ==========       =========         =========         ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       44.544258         46.372983           2,057.4877
  01/01/2007    to  12/31/2007       46.372983         48.477837           1,201.5369
  01/01/2008    to  12/31/2008       48.477837         46.049828           1,048.7113
  01/01/2009    to  12/31/2009       46.049828         49.582034             933.2300
  01/01/2010    to  12/31/2010       49.582034         52.840839             946.7676
  01/01/2011    to  12/31/2011       52.840839         55.391269             953.3229
  01/01/2012    to  12/31/2012       55.391269         58.591105             931.7030
  01/01/2013    to  12/31/2013       58.591105         57.192111             831.7030
  01/01/2014    to  12/31/2014       57.192111         60.239722             602.9787
============   ==== ==========       =========         =========         ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       15.555350         15.425703           5,611.7256
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       10.476109         13.202115           60,546.7600
   01/01/2010                             to  12/31/2010       13.202115         15.583393           55,023.3090
   01/01/2011                             to  12/31/2011       15.583393         13.978448           46,824.6923
   01/01/2012                             to  12/31/2012       13.978448         15.748288           36,491.0906
   01/01/2013                             to  12/31/2013       15.748288         20.822627           37,607.4297
   01/01/2014                             to  12/31/2014       20.822627         22.337788           34,090.0965
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
  SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       17.323111         17.554849            8,814.3374
   01/01/2007                             to  12/31/2007       17.554849         17.973892           17,201.1665
   01/01/2008                             to  12/31/2008       17.973892          9.770216           14,385.0153
   01/01/2009                             to  05/01/2009        9.770216         10.198589                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
  CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
  APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.564251         14.605328           18,777.3123
   01/01/2007                             to  12/31/2007       14.605328         16.101595           32,950.9010
   01/01/2008                             to  12/31/2008       16.101595          9.097531           50,625.9949
   01/01/2009                             to  05/01/2009        9.097531          8.649652                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.529192         13.395302        1,056,588.1683
   01/01/2011                             to  12/31/2011       13.395302         13.196406        1,224,035.3301
   01/01/2012                             to  12/31/2012       13.196406         12.998860        1,153,558.0897
   01/01/2013                             to  12/31/2013       12.998860         12.805324          957,867.7806
   01/01/2014                             to  12/31/2014       12.805324         12.614669          747,211.5851
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.837787         13.185125          409,918.9985
   01/01/2007                             to  12/31/2007       13.185125         13.625588        1,027,462.5952
   01/01/2008                             to  12/31/2008       13.625588         13.771720        1,645,786.4151
   01/01/2009                             to  12/31/2009       13.771720         13.597020        1,183,740.8700
   01/01/2010                             to  04/30/2010       13.597020         13.530860                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
  CAPITAL SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       15.497328         16.751116           10,926.5206
  01/01/2007    to  12/31/2007       16.751116         16.804944           27,855.8205
  01/01/2008    to  12/31/2008       16.804944          9.578999           25,623.6780
  01/01/2009    to  12/31/2009        9.578999         13.234253           26,416.4900
  01/01/2010    to  12/31/2010       13.234253         14.688265           24,455.0099
  01/01/2011    to  04/29/2011       14.688265         15.523304                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       12.230202          8.105624          932,834.4034
  01/01/2009    to  12/31/2009        8.105624         11.144049          960,751.0700
  01/01/2010    to  12/31/2010       11.144049         12.220261          944,079.1595
  01/01/2011    to  12/31/2011       12.220261         12.065387          919,636.0423
  01/01/2012    to  12/31/2012       12.065387         13.733793        1,922,764.7277
  01/01/2013    to  12/31/2013       13.733793         18.498998        1,760,857.6136
  01/01/2014    to  12/31/2014       18.498998         19.816928        1,530,805.1615
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006        8.944539          9.123759        2,000,058.6283
  01/01/2007    to  12/31/2007        9.123759         10.271393        2,041,909.8369
  01/01/2008    to  12/31/2008       10.271393          5.469755        2,032,539.1654
  01/01/2009    to  12/31/2009        5.469755          7.743159        1,892,876.1200
  01/01/2010    to  12/31/2010        7.743159          8.344698        1,839,185.2455
  01/01/2011    to  12/31/2011        8.344698          8.107217        1,754,395.1770
  01/01/2012    to  04/27/2012        8.107217          9.117621                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006        5.003059          4.867368          247,445.3718
  01/01/2007    to  12/31/2007        4.867368          5.592499          410,631.3372
  01/01/2008    to  04/25/2008        5.592499          5.334631                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       41.643325         44.707307         105,048.4564
  01/01/2007    to  12/31/2007       44.707307         45.877203         189,986.0172
  01/01/2008    to  12/31/2008       45.877203         35.109560         150,639.3539
  01/01/2009    to  12/31/2009       35.109560         40.936528         129,050.5500
  01/01/2010    to  12/31/2010       40.936528         44.306116         128,295.1639
  01/01/2011    to  12/31/2011       44.306116         44.610823         106,085.0082
  01/01/2012    to  12/31/2012       44.610823         48.936077          90,446.8982
  01/01/2013    to  12/31/2013       48.936077         57.248968          85,051.5065
  01/01/2014    to  12/31/2014       57.248968         61.144559          69,370.4706
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       24.879992         25.057072          21,675.8180
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       14.097359         16.064905          59,992.0387
  01/01/2007    to  12/31/2007       16.064905         17.033208         138,466.6060
  01/01/2008    to  12/31/2008       17.033208         11.321028         116,220.5652
  01/01/2009    to  12/31/2009       11.321028         13.474380         136,724.8100
  01/01/2010    to  12/31/2010       13.474380         14.790330         125,976.4784
  01/01/2011    to  12/31/2011       14.790330         14.694709          89,201.9053
  01/01/2012    to  12/31/2012       14.694709         16.885005          61,571.4738
  01/01/2013    to  12/31/2013       16.885005         22.577230          68,959.8016
  01/01/2014    to  12/31/2014       22.577230         24.645071          55,168.6229
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES TRUST
  - EQUITY INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       20.872805         20.928453           5,836.0728
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       20.939824         21.539455          13,563.2436
  01/01/2007    to  12/31/2007       21.539455         22.084603          22,828.1610
  01/01/2008    to  12/31/2008       22.084603         13.268753          21,536.0142
  01/01/2009    to  12/31/2009       13.268753         15.909707          23,637.8100
  01/01/2010    to  12/31/2010       15.909707         17.937578          20,123.1167
  01/01/2011    to  12/31/2011       17.937578         16.566712          15,134.0726
  01/01/2012    to  12/31/2012       16.566712         18.872223          10,451.7761
  01/01/2013    to  04/26/2013       18.872223         20.780445               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       16.341845         20.393533         242,456.7848
   01/01/2014                             to  12/31/2014       20.393533         20.029536         224,695.2278
=============                            ==== ==========       =========         =========         ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
   02/27/2006                             to  12/31/2006       17.014387         17.788025           4,206.2711
   01/01/2007                             to  04/27/2007       17.788025         19.331825               0.0000
=============                            ==== ==========       =========         =========         ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.605583         15.610081         307,336.3229
   01/01/2008                             to  12/31/2008       15.610081          9.487441         283,438.2465
   01/01/2009                             to  12/31/2009        9.487441         12.782003         280,786.9500
   01/01/2010                             to  12/31/2010       12.782003         15.470184         310,192.4101
   01/01/2011                             to  12/31/2011       15.470184         14.436229         309,824.2060
   01/01/2012                             to  12/31/2012       14.436229         14.971828         277,635.0208
   01/01/2013                             to  04/26/2013       14.971828         16.228423               0.0000
=============                            ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       34.755907         21.216657           8,546.3514
   01/01/2009                             to  12/31/2009       21.216657         29.895857          14,831.0500
   01/01/2010                             to  12/31/2010       29.895857         34.382161          13,596.8339
   01/01/2011                             to  12/31/2011       34.382161         33.419066          13,149.4015
   01/01/2012                             to  12/31/2012       33.419066         39.066518          12,328.8880
   01/01/2013                             to  12/31/2013       39.066518         53.405117         105,056.8554
   01/01/2014                             to  12/31/2014       53.405117         57.253340         111,003.5840
=============                            ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH SUB-ACCOUNT
  (CLASS B))
   02/27/2006                             to  12/31/2006       35.155762         33.744981          10,736.2768
   01/01/2007                             to  12/31/2007       33.744981         37.765228          11,480.4449
   01/01/2008                             to  04/25/2008       37.765228         34.712602               0.0000
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.637517         15.981559         237,649.2315
  01/01/2007    to  12/31/2007       15.981559         16.377312         269,307.2655
  01/01/2008    to  12/31/2008       16.377312         16.046974         536,344.0675
  01/01/2009    to  12/31/2009       16.046974         16.453082         923,869.7500
  01/01/2010    to  12/31/2010       16.453082         17.098382       1,416,325.5878
  01/01/2011    to  12/31/2011       17.098382         17.731455       1,981,975.4953
  01/01/2012    to  12/31/2012       17.731455         17.998404       2,258,609.0782
  01/01/2013    to  12/31/2013       17.998404         17.569928       2,437,176.0147
  01/01/2014    to  12/31/2014       17.569928         17.749720       2,438,869.7784
============   ==== ==========       =========         =========       ==============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011       15.488492         13.706576          19,138.0731
  01/01/2012    to  12/31/2012       13.706576         15.204967          16,296.8619
  01/01/2013    to  12/31/2013       15.204967         19.975312          15,229.3192
  01/01/2014    to  12/31/2014       19.975312         21.715282          11,618.9618
============   ==== ==========       =========         =========       ==============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       29.732926         31.881722          41,881.1473
  01/01/2007    to  12/31/2007       31.881722         33.083240         157,281.3772
  01/01/2008    to  12/31/2008       33.083240         21.587248         241,423.7534
  01/01/2009    to  12/31/2009       21.587248         26.638121         310,004.8200
  01/01/2010    to  12/31/2010       26.638121         30.937182         365,965.1989
  01/01/2011    to  12/31/2011       30.937182         28.697248         444,936.0481
  01/01/2012    to  12/31/2012       28.697248         31.328060         485,835.5126
  01/01/2013    to  12/31/2013       31.328060         40.969898         470,534.8767
  01/01/2014    to  12/31/2014       40.969898         46.332846         442,281.6454
============   ==== ==========       =========         =========       ==============
 TRUST FOR ADVISED PORTFOLIOS
 1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT
  (FORMERLY LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       26.745058         27.846186           1,671.2659
  01/01/2007    to  12/31/2007       27.846186         30.418976           5,851.5419
  01/01/2008    to  12/31/2008       30.418976         22.412911          12,548.0707
  01/01/2009    to  12/31/2009       22.412911         27.122462           8,175.9600
  01/01/2010    to  12/31/2010       27.122462         29.965275           7,063.1348
  01/01/2011    to  12/31/2011       29.965275         29.514474           6,953.3878
  01/01/2012    to  12/31/2012       29.514474         32.187403           3,306.8269
  01/01/2013    to  12/31/2013       32.187403         37.639868           3,205.9036
  01/01/2014    to  12/31/2014       37.639868         40.529432           3,054.8653
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity
Trust: ClearBridge Variable Dividend Strategy Portfolio (Class I) (formerly ClearBridge Variable Equity Income Portfolio, and previously Legg Mason ClearBridge Variable Equity Income Builder Portfolio) (closed effective April 30, 2007); (b) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006), Oppenheimer Global Equity Portfolio (Class B) (closed effective April 29, 2013), and MetLife Small Cap Value Portfolio (formerly Third Avenue Small Cap Value Portfolio) (Class B) (closed effective November 12, 2007); (c) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio) (Class B) (closed effective April 30, 2012), BlackRock Bond Income Portfolio (Class E) (closed effective May 1, 2006), BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), Jennison Growth Portfolio (Class B) (closed effective April 30, 2012), Neuberger Berman Genesis Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013), and WMC Core Equity Opportunities Portfolio (Class B) (formerly Davis Venture Value Portfolio) (closed effective May 1, 2011).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2006, the following Investment Portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; Convertible Securities Portfolio merged into Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Metropolitan Series Fund; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Metropolitan Series Fund; MFS (Reg. TM) Total Return Portfolio merged into MFS (Reg. TM) Total Return Portfolio (Class F) of Metropolitan Series Fund; MFS (Reg. TM) Value Portfolio merged into MFS (Reg. TM) Value Portfolio (Class A) of Met Investors Series Trust; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Met Investors Series Trust; Pioneer Strategic Income Portfolio merged into Pioneer Strategic Income Portfolio (Class A) of Met Investors Series Trust; and Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Metropolitan Series Fund


Effective as of May 1, 2006, Oppenheimer Variable Account Funds: Oppenheimer Capital Appreciation Fund/VA (Service Shares) was replaced with Oppenheimer Capital Appreciation Portfolio (Class B) of Met Investors Series Trust.


Effective as of April 30, 2007, the following Investment Portfolios were merged: Legg Mason Partners Investment Series: Legg Mason Partners Variable Growth and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Appreciation Portfolio (Class I); Legg Mason Partners Investment Series: Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Aggressive Growth Portfolio (Class I); Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Capital and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios IV: Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value (Class I); Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Large Cap Value Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios I,
Inc.: Legg Mason Partners Variable Investors Portfolio (Class I); and Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, Putnam Variable Trust: Putnam VT Small Cap Value Fund (Class IB) was replaced with Third Avenue Small Cap Value Portfolio (Class B) of Met Investors Series Trust.

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 28, 2008, AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Large Cap Growth Portfolio (Class B) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
B), and Van Kampen Life Investment Trust: Strategic Growth Portfolio (Class II) was replaced with Metropolitan Series Fund: Jennison Growth Portfolio (Class
B).


Effective as of April 28, 2008, Met Investors Series Trust: MFS (Reg. TM) Value Portfolio (Class A) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class A).


Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed effective November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).


Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Met Investors Series Trust: Van Kampen Comstock Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Metropolitan Series Fund: FI Large Cap Portfolio (Class A) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 3, 2010, Legg Mason Partners Variable Equity Trust: Legg Mason Batterymarch Variable Global Equity Portfolio (single share class) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class
B).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund: BlackRock Money Market Portfolio (Class
E).


Effective as of April 29, 2011, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (single share class) was liquidated.


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30,
2010) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Capital Portfolio (single share class) was replaced with Metropolitan Series Fund: Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) merged into Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed effective May 1,
2011).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) (closed effective April 30, 2007) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B).


Effective as of April 29, 2013, Metropolitan Series Fund: FI Value Leaders Portfolio (Class D) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class A).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 29, 2013, Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) merged into Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Growth and Income Fund (Series II) was replaced with Met Investors Series Trust: Invesco Comstock Portfolio (Class B).


Effective as of April 28, 2014, Legg Mason Partners Variable Equity Trust:
ClearBridge Variable All Cap Value Portfolio (Class I) was replaced with Met Investors Series Trust: T. Rowe Price Large Cap Value Portfolio (Class E).


Effective as of April 28, 2014, The Universal Institutional Funds, Inc.: U.S. Real Estate Portfolio (Class I) was replaced with Met Investors Series Trust:
Clarion Global Real Estate Portfolio (Class B).



Effective as of November 7, 2014, Legg Mason Partners Variable Equity Trust:
Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into Trust for Advised Portfolios: 1919 Variable Socially Responsive Balanced Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:



INVESCO V.I. EQUITY AND INCOME FUND


INVESTMENT OBJECTIVE: The Invesco V.I. Equity and Income Fund seeks both capital appreciation and current income.



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:



AMERICAN FUNDS BOND FUND


INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity (Reg. TM) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:



MID CAP PORTFOLIO


SUBADVISER: FMR Co., Inc.


INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Franklin Advisers, Inc. is the investment advisor for Franklin Income VIP Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Franklin Mutual Shares VIP Fund. The following Class 2 portfolios are available under the contract:


FRANKLIN INCOME VIP FUND



INVESTMENT OBJECTIVE: The Franklin Income VIP Fund seeks to maximize income while maintaining prospects for capital appreciation.



FRANKLIN MUTUAL SHARES VIP FUND



INVESTMENT OBJECTIVE: The Franklin Mutual Shares VIP Fund seeks capital appreciation, with income as a secondary goal.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST


Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:



CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Variable Aggressive Growth Portfolio seeks capital appreciation.


CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Variable Appreciation Portfolio seeks long-term capital appreciation.


CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO (CLASS II) (formerly ClearBridge Variable Equity Income Portfolio)



SUBADVISER: ClearBridge Investments, LLC



INVESTMENT OBJECTIVE: The ClearBridge Variable Dividend Strategy Portfolio seeks dividend income, growth of dividend income and long-term capital appreciation.



CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Growth Portfolio seeks long-term growth of capital.


CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.


CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:



WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO


SUBADVISERS: Western Asset Management Company; Western Asset Management Company Limited; and Western Asset Management Company Pte. Ltd.


INVESTMENT OBJECTIVE: The Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return.



MET INVESTORS SERIES TRUST


Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:



CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B)


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


INVESCO COMSTOCK PORTFOLIO (CLASS B)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.


INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (CLASS E)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife, is the investment adviser to each portfolio. The following portfolios are available under the contract:



BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


PIONEER MID CAP VALUE VCT PORTFOLIO


INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.




TRUST FOR ADVISED PORTFOLIOS

The Trust for Advised Portfolios is a mutual fund with multiple portfolios. The following portfolio advised by 1919 Investment Counsel, LLC is available under the contract:


1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND (formerly Legg Mason Investment Counsel Variable Social Awareness Portfolio)


INVESTMENT OBJECTIVE: The 1919 Variable Socially Responsive Balanced Fund seeks capital appreciation and retention of net investment income.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST


In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser and QS Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.


QS LEGG MASON VARIABLE CONSERVATIVE GROWTH (formerly Legg Mason Variable Lifestyle Allocation 50%)


INVESTMENT OBJECTIVE: QS Legg Mason Variable Conservative Growth seeks a balance of growth of capital and income.


QS LEGG MASON VARIABLE GROWTH (formerly Legg Mason Variable Lifestyle Allocation 85%)


INVESTMENT OBJECTIVE: QS Legg Mason Variable Growth seeks capital appreciation.


QS LEGG MASON VARIABLE MODERATE GROWTH (formerly Legg Mason Variable Lifestyle Allocation 70%)


INVESTMENT OBJECTIVE: QS Legg Mason Variable Moderate Growth seeks long-term growth of capital.

APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.




MARKETING NAME                             PROSPECTUS NAME
----------------------------------------   -----------------------------------------
         1919 Variable Socially            1919 Variable Socially Responsive
           Responsive
         Balanced                          Balanced Fund
         ClearBridge Variable              ClearBridge Variable Aggressive Growth
           Aggressive Growth               Portfolio
         ClearBridge Variable              ClearBridge Variable Appreciation
           Appreciation                    Portfolio
         ClearBridge Variable Dividend     ClearBridge Variable Dividend Strategy
           Strategy                        Portfolio
         ClearBridge Variable Large Cap    ClearBridge Variable Large Cap Growth
           Growth                          Portfolio
         ClearBridge Variable Large Cap    ClearBridge Variable Large Cap Value
           Value                           Portfolio
         ClearBridge Variable Small Cap    ClearBridge Variable Small Cap Growth
           Growth                          Portfolio
         Fidelity VIP Mid Cap Portfolio    Mid Cap Portfolio
         Money Market Portfolio            BlackRock Money Market Portfolio
         Western Asset Variable Global     Western Asset Variable Global High Yield
           High Yield Bond                 Bond Portfolio

APPENDIX D

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2015              $100,000
   B    Account Value                                 10/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2017              $  9,000
   G    Percentage Reduction in Account               10/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2017              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2017 and 10/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2015              $100,000
   B    Account Value                                      10/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2017              $ 90,000
                                                 (Second Contract Anniversary)

   E    Death Benefit (Highest Contract Year               10/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2017              $  9,000
   G    Percentage Reduction in Account                    10/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2017              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2017 and 10/2/2017 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                         METLIFE INSURANCE COMPANY USA


                                 PRIMELITE III


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2015, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2015.


SAI-0515USAPRIMELITE III

TABLE OF CONTENTS                          PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the
       Withdrawal Charge................     5
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
LEGAL OR REGULATORY RESTRICTIONS ON
TRANSACTIONS............................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    45

COMPANY


MetLife USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA ("MetLife USA"). Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors USA Separate Account A and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the

Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2014             $463,545,565             $0
2013             $456,083,088             $0
2012             $689,121,186             $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2014 ranged from $80 to $10,765,657.* The amount of commissions paid to selected selling firms during 2014 ranged from $0 to $45,412,894. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2014 ranged from $17 to $46,626,452.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MetLife Investors Insurance Company, and MetLife Investors USA Insurance Company. (On November 14, 2014, following the close of business MetLife Investors Insurance Company and MetLife Investors USA Insurance Company merged into MetLife USA.)


The following list sets forth the names of selling firms that received additional compensation in 2014 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.

Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.

Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC
H. D. Vest Investment Services, Inc.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

LPL Financial LLC

Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC

National Planning Corporation
NEXT Financial Group

NFP Securities, Inc.
PFS Investments Inc.

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management

Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.

U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.

Voya Financial Partners, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC



There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee and/or withdrawal charges. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (Contract Value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable

Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the

    Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.





LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000


(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000



(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000

Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2015.



FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.






                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE
THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT
(CLASS II))
  02/27/2006    to  12/31/2006       13.730564        14.876285        3,132,131.0975
  01/01/2007    to  12/31/2007       14.876285        15.123277        5,716,058.5233
  01/01/2008    to  12/31/2008       15.123277        11.501189        4,764,514.9827
  01/01/2009    to  12/31/2009       11.501189        13.857088        4,174,212.6800
  01/01/2010    to  12/31/2010       13.857088        15.270351        3,811,467.3873
  01/01/2011    to  12/31/2011       15.270351        14.825722        3,108,822.4303
  01/01/2012    to  12/31/2012       14.825722        16.388290        2,081,502.6346
  01/01/2013    to  12/31/2013       16.388290        20.131803        1,740,470.5562
  01/01/2014    to  12/31/2014       20.131803        21.538448        1,467,018.3701
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       15.396677        13.764919           47,134.0035
  01/01/2009    to  12/31/2009       13.764919        15.246469          115,030.6100
  01/01/2010    to  12/31/2010       15.246469        15.963484          175,778.3827
  01/01/2011    to  12/31/2011       15.963484        16.661378          253,811.3241
  01/01/2012    to  12/31/2012       16.661378        17.267897          207,040.1196
  01/01/2013    to  12/31/2013       17.267897        16.618708          155,293.5978
  01/01/2014    to  12/31/2014       16.618708        17.209553          143,540.7770
============   ==== ==========       =========        =========        ==============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       22.121352        25.278245          545,745.2416
  01/01/2007    to  12/31/2007       25.278245        28.554243        1,179,473.3321
  01/01/2008    to  12/31/2008       28.554243        17.303355        1,148,266.1878
  01/01/2009    to  12/31/2009       17.303355        24.220536        1,067,577.2000
  01/01/2010    to  12/31/2010       24.220536        26.622846          960,538.9009
  01/01/2011    to  12/31/2011       26.622846        23.860877          810,049.6679
  01/01/2012    to  12/31/2012       23.860877        28.763612          577,818.0075
  01/01/2013    to  12/31/2013       28.763612        36.548357          482,512.0415
  01/01/2014    to  12/31/2014       36.548357        36.781833          466,073.0022
============   ==== ==========       =========        =========        ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.201952        15.768416       20,264.3875
  01/01/2009    to  12/31/2009       15.768416        25.017855       53,050.9300
  01/01/2010    to  12/31/2010       25.017855        30.124654       80,697.3201
  01/01/2011    to  12/31/2011       30.124654        23.959400       72,187.4410
  01/01/2012    to  12/31/2012       23.959400        27.849093       55,185.4906
  01/01/2013    to  12/31/2013       27.849093        35.140140       52,507.8622
  01/01/2014    to  12/31/2014       35.140140        35.298744       47,559.6423
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      143.007715       150.559380      203,952.3986
  01/01/2007    to  12/31/2007      150.559380       166.368261      378,849.7943
  01/01/2008    to  12/31/2008      166.368261        91.682004      394,094.8340
  01/01/2009    to  12/31/2009       91.682004       125.724161      374,529.3600
  01/01/2010    to  12/31/2010      125.724161       146.770521      322,086.9179
  01/01/2011    to  12/31/2011      146.770521       138.198740      261,874.1556
  01/01/2012    to  12/31/2012      138.198740       160.244635      186,325.2927
  01/01/2013    to  12/31/2013      160.244635       205.071304      152,247.2423
  01/01/2014    to  12/31/2014      205.071304       218.879404      122,864.6536
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       99.454600       109.445523      176,474.0624
  01/01/2007    to  12/31/2007      109.445523       113.073267      341,417.8256
  01/01/2008    to  12/31/2008      113.073267        69.121625      339,590.3508
  01/01/2009    to  12/31/2009       69.121625        89.231496      319,792.4600
  01/01/2010    to  12/31/2010       89.231496        97.801571      287,403.1395
  01/01/2011    to  12/31/2011       97.801571        94.443788      237,603.4035
  01/01/2012    to  12/31/2012       94.443788       109.130025      173,733.7974
  01/01/2013    to  12/31/2013      109.130025       143.305617      143,625.7253
  01/01/2014    to  12/31/2014      143.305617       155.951103      109,583.0565
============   ==== ==========      ==========       ==========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       34.156971        35.503070      284,754.8968
  01/01/2007    to  12/31/2007       35.503070        40.274966      561,038.8775
  01/01/2008    to  12/31/2008       40.274966        23.923559      561,695.7553
  01/01/2009    to  12/31/2009       23.923559        32.886638      555,433.6200
  01/01/2010    to  12/31/2010       32.886638        41.591518      498,035.8724
  01/01/2011    to  12/31/2011       41.591518        36.471970      435,178.3086
  01/01/2012    to  12/31/2012       36.471970        41.096045      324,887.2803
  01/01/2013    to  12/31/2013       41.096045        54.923721      280,190.6823
  01/01/2014    to  12/31/2014       54.923721        57.283487      230,336.3574
============   ==== ==========      ==========       ==========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       38.571986        43.233516        376,015.8091
  01/01/2007    to  12/31/2007       43.233516        44.119715      1,018,019.8351
  01/01/2008    to  12/31/2008       44.119715        30.525698        929,171.0036
  01/01/2009    to  12/31/2009       30.525698        40.714368        853,739.8200
  01/01/2010    to  12/31/2010       40.714368        45.123718        768,317.5184
  01/01/2011    to  12/31/2011       45.123718        45.445154        648,607.3359
  01/01/2012    to  12/31/2012       45.445154        50.353102        466,122.3672
  01/01/2013    to  12/31/2013       50.353102        56.434247        409,087.8052
  01/01/2014    to  12/31/2014       56.434247        58.072991        337,107.4992
============   ==== ==========       =========        =========      ==============
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       20.643097        23.135051        929,373.9648
  01/01/2007    to  12/31/2007       23.135051        23.546248      1,816,324.8488
  01/01/2008    to  12/31/2008       23.546248        14.565175      1,615,754.7037
  01/01/2009    to  12/31/2009       14.565175        18.058737      1,536,398.2900
  01/01/2010    to  12/31/2010       18.058737        19.751961      1,380,687.4301
  01/01/2011    to  12/31/2011       19.751961        19.226894      1,162,563.1385
  01/01/2012    to  12/31/2012       19.226894        21.604294        806,777.2488
  01/01/2013    to  12/31/2013       21.604294        27.256645        656,834.8209
  01/01/2014    to  12/31/2014       27.256645        28.720073        510,300.8715
============   ==== ==========       =========        =========      ==============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.375837        13.524640      3,136,481.4780
  01/01/2007    to  12/31/2007       13.524640        13.502318      4,750,508.3477
  01/01/2008    to  12/31/2008       13.502318         7.914309      4,401,182.9645
  01/01/2009    to  12/31/2009        7.914309        10.475816      3,959,907.1300
  01/01/2010    to  12/31/2010       10.475816        12.881694      3,346,964.0253
  01/01/2011    to  12/31/2011       12.881694        12.984380      2,507,761.0275
  01/01/2012    to  12/31/2012       12.984380        15.161936      1,753,440.1053
  01/01/2013    to  12/31/2013       15.161936        22.039966      1,427,342.2577
  01/01/2014    to  12/31/2014       22.039966        26.100747      1,075,455.0296
============   ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE
PREMIER SELECTIONS ALL CAP GROWTH SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       12.130773        12.371144          8,736.7536
  01/01/2007    to  04/27/2007       12.371144        13.166852              0.0000
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       27.922165        30.850876        693,818.5206
  01/01/2007    to  12/31/2007       30.850876        32.899804      1,234,135.4292
  01/01/2008    to  12/31/2008       32.899804        22.873998      1,067,656.5265
  01/01/2009    to  12/31/2009       22.873998        27.475655        985,395.0600
  01/01/2010    to  12/31/2010       27.475655        30.438557        881,973.4434
  01/01/2011    to  12/31/2011       30.438557        30.721148        711,843.7227
  01/01/2012    to  12/31/2012       30.721148        35.035123        515,097.7974
  01/01/2013    to  12/31/2013       35.035123        44.800836        430,390.7614
  01/01/2014    to  12/31/2014       44.800836        48.912108        353,300.7162
============   ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH
AND INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        9.509598        10.237236        192,133.1510
  01/01/2007    to  04/27/2007       10.237236        10.707837              0.0000
============   ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP
GROWTH AND VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       14.828612        16.015515         18,154.7731
  01/01/2007    to  11/12/2007       16.015515        16.309016              0.0000
============   ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       16.543029        16.508828         24,958.3349
  01/01/2008    to  12/31/2008       16.508828        11.457503         18,699.3573
  01/01/2009    to  05/01/2009       11.457503        11.214255              0.0000
============   ==== ==========       =========        =========      ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  04/30/2007    to  12/31/2007       12.174429        12.228201      2,505,803.4309
  01/01/2008    to  12/31/2008       12.228201         7.815465      2,147,816.9713
  01/01/2009    to  12/31/2009        7.815465         9.448366      1,941,697.3700
  01/01/2010    to  12/31/2010        9.448366        10.433436      1,686,119.4380
  01/01/2011    to  12/31/2011       10.433436        11.073443      1,369,536.4676
  01/01/2012    to  12/31/2012       11.073443        12.438493        898,755.4505
  01/01/2013    to  12/31/2013       12.438493        15.408878        744,144.0798
  01/01/2014    to  12/31/2014       15.408878        17.219876        568,957.8227
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        8.490529         9.483070          97,738.7784
  01/01/2007    to  12/31/2007        9.483070         9.928979         230,808.1095
  01/01/2008    to  12/31/2008        9.928979         6.974511         196,010.6232
  01/01/2009    to  12/31/2009        6.974511         8.375080         163,232.0000
  01/01/2010    to  12/31/2010        8.375080         9.218610         149,328.0131
  01/01/2011    to  04/29/2011        9.218610        10.013481               0.0000
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       10.953827        11.630007       2,016,260.1084
  01/01/2007    to  04/27/2007       11.630007        12.225583               0.0000
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       13.480314        14.544892          57,299.9174
  01/01/2007    to  12/31/2007       14.544892        14.848476         384,469.0437
  01/01/2008    to  12/31/2008       14.848476         9.498978         423,994.5047
  01/01/2009    to  12/31/2009        9.498978        11.458232         460,173.1300
  01/01/2010    to  12/31/2010       11.458232        12.636504         436,609.4530
  01/01/2011    to  12/31/2011       12.636504        13.388575         388,127.7746
  01/01/2012    to  12/31/2012       13.388575        15.022074         292,441.4088
  01/01/2013    to  12/31/2013       15.022074        18.571304         264,248.3331
  01/01/2014    to  12/31/2014       18.571304        20.730372         231,515.6032
============   ==== ==========       =========        =========       ==============
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.393559        13.872401          91,865.7394
  01/01/2007    to  12/31/2007       13.872401        14.368295         153,821.7966
  01/01/2008    to  12/31/2008       14.368295         8.862090         131,446.9280
  01/01/2009    to  12/31/2009        8.862090        12.411449         137,664.3900
  01/01/2010    to  12/31/2010       12.411449        13.408870         103,642.3384
  01/01/2011    to  12/31/2011       13.408870        13.104065          64,600.5913
  01/01/2012    to  12/31/2012       13.104065        15.511051          48,305.0569
  01/01/2013    to  12/31/2013       15.511051        21.033116          44,531.8738
  01/01/2014    to  12/31/2014       21.033116        23.583515          36,607.1014
============   ==== ==========       =========        =========       ==============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       14.907674        16.677152          587.1010
  01/01/2007    to  12/31/2007       16.677152        17.042640       55,770.6489
  01/01/2008    to  12/31/2008       17.042640        10.791239       45,369.9874
  01/01/2009    to  12/31/2009       10.791239        13.215298       40,843.8800
  01/01/2010    to  12/31/2010       13.215298        14.229408       40,376.8010
  01/01/2011    to  12/31/2011       14.229408        14.690255       34,282.1205
  01/01/2012    to  12/31/2012       14.690255        16.833383       20,366.0222
  01/01/2013    to  12/31/2013       16.833383        21.917799       26,151.7607
  01/01/2014    to  12/31/2014       21.917799        24.083369       19,413.8128
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.004095        13.204948      111,733.2999
  01/01/2007    to  12/31/2007       13.204948        14.287853      180,642.0746
  01/01/2008    to  12/31/2008       14.287853         8.332076      182,462.9818
  01/01/2009    to  12/31/2009        8.332076        11.701384      187,302.2200
  01/01/2010    to  12/31/2010       11.701384        14.408615      169,057.4072
  01/01/2011    to  12/31/2011       14.408615        14.369822      161,812.6021
  01/01/2012    to  12/31/2012       14.369822        16.879301      119,284.9652
  01/01/2013    to  12/31/2013       16.879301        24.415157      120,127.6835
  01/01/2014    to  12/31/2014       24.415157        24.994995       91,140.6931
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       21.963919        24.556391       25,053.6710
  01/01/2007    to  04/27/2007       24.556391        25.807408            0.0000
============   ==== ==========       =========        =========      ============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.840713        15.643399       83,321.4337
  01/01/2007    to  12/31/2007       15.643399        15.880393      371,873.6637
  01/01/2008    to  12/31/2008       15.880393        11.349576      347,779.7672
  01/01/2009    to  12/31/2009       11.349576        14.772032      301,890.9100
  01/01/2010    to  12/31/2010       14.772032        16.615939      271,584.7833
  01/01/2011    to  12/31/2011       16.615939        16.536207      256,998.5465
  01/01/2012    to  12/31/2012       16.536207        18.394083      181,406.7308
  01/01/2013    to  12/31/2013       18.394083        20.867546      151,327.8297
  01/01/2014    to  12/31/2014       20.867546        21.533279      131,986.8903
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.709173        14.318660           8,781.7760
  01/01/2007    to  12/31/2007       14.318660        14.623735         192,445.2584
  01/01/2008    to  12/31/2008       14.623735         9.670149         228,883.3688
  01/01/2009    to  12/31/2009        9.670149        12.641610         208,582.2300
  01/01/2010    to  12/31/2010       12.641610        14.301239         171,202.1090
  01/01/2011    to  12/31/2011       14.301239        13.985528         165,489.8333
  01/01/2012    to  12/31/2012       13.985528        15.763771         122,722.4283
  01/01/2013    to  12/31/2013       15.763771        18.889511          95,074.6093
  01/01/2014    to  12/31/2014       18.889511        19.491836          81,276.2151
============   ==== ==========       =========        =========       ==============
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.353245        14.958728           4,554.0535
  01/01/2007    to  12/31/2007       14.958728        15.207415         163,854.5700
  01/01/2008    to  12/31/2008       15.207415         9.360932         171,534.9456
  01/01/2009    to  12/31/2009        9.360932        12.198099         158,120.2400
  01/01/2010    to  12/31/2010       12.198099        13.882175         138,689.0374
  01/01/2011    to  12/31/2011       13.882175        13.340080         127,316.8351
  01/01/2012    to  12/31/2012       13.340080        15.205384          84,693.4802
  01/01/2013    to  12/31/2013       15.205384        18.919909          75,848.4803
  01/01/2014    to  12/31/2014       18.919909        19.482411          69,120.7264
============   ==== ==========       =========        =========       ==============
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006       10.027073        10.243941          78,169.8986
  01/01/2007    to  12/31/2007       10.243941        10.212125         147,017.7496
  01/01/2008    to  12/31/2008       10.212125         7.917457         117,059.9835
  01/01/2009    to  12/31/2009        7.917457         9.143799         123,501.3500
  01/01/2010    to  12/31/2010        9.143799         9.821238         131,026.2963
  01/01/2011    to  04/29/2011        9.821238         9.702675               0.0000
============   ==== ==========       =========        =========       ==============
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.350645        16.371845         575,580.7286
  01/01/2007    to  12/31/2007       16.371845        16.091833       1,287,783.5756
  01/01/2008    to  12/31/2008       16.091833        10.948954       1,192,359.5568
  01/01/2009    to  12/31/2009       10.948954        16.753246         988,931.8500
  01/01/2010    to  12/31/2010       16.753246        18.938041         891,336.2869
  01/01/2011    to  12/31/2011       18.938041        18.947824         779,325.1758
  01/01/2012    to  12/31/2012       18.947824        22.051814         585,342.3047
  01/01/2013    to  12/31/2013       22.051814        23.050964         518,921.0246
  01/01/2014    to  12/31/2014       23.050964        22.412427         449,790.9452
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       17.263645        18.316874        955,749.9529
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
(CLASS I))
  02/27/2006    to  12/31/2006       23.954335        29.942785        639,833.2647
  01/01/2007    to  12/31/2007       29.942785        24.422517      1,246,524.0870
  01/01/2008    to  12/31/2008       24.422517        14.917820      1,161,306.8392
  01/01/2009    to  12/31/2009       14.917820        18.834043      1,172,742.9800
  01/01/2010    to  12/31/2010       18.834043        24.077018        919,313.6768
  01/01/2011    to  12/31/2011       24.077018        25.085888        729,651.2917
  01/01/2012    to  12/31/2012       25.085888        28.580584        525,942.0799
  01/01/2013    to  12/31/2013       28.580584        28.690220        486,170.9477
  01/01/2014    to  04/25/2014       28.690220        31.968808              0.0000
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.204669         8.987134      3,005,927.0500
  01/01/2010    to  12/31/2010        8.987134        10.155246      2,694,355.1405
  01/01/2011    to  12/31/2011       10.155246         9.843209      2,237,042.2688
  01/01/2012    to  12/31/2012        9.843209        11.474433      1,566,110.4428
  01/01/2013    to  12/31/2013       11.474433        15.281396      1,311,897.2265
  01/01/2014    to  12/31/2014       15.281396        16.431078      1,573,456.7538
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)))
  02/27/2006    to  12/31/2006       12.657226        14.058958        936,925.9710
  01/01/2007    to  12/31/2007       14.058958        14.176559      1,480,722.2128
  01/01/2008    to  12/31/2008       14.176559         9.452362      1,349,214.2942
  01/01/2009    to  12/31/2009        9.452362        11.539261      1,264,294.9700
  01/01/2010    to  12/31/2010       11.539261        12.734374      1,197,053.6480
  01/01/2011    to  12/31/2011       12.734374        12.243089        949,617.6945
  01/01/2012    to  12/31/2012       12.243089        13.769460        633,319.2955
  01/01/2013    to  12/31/2013       13.769460        18.117798        541,762.1614
  01/01/2014    to  04/25/2014       18.117798        18.216214              0.0000
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.798535        15.332685        1,441,795.6677
  01/01/2007    to  12/31/2007       15.332685        14.729287        2,722,723.1116
  01/01/2008    to  12/31/2008       14.729287         9.300535        2,445,567.9208
  01/01/2009    to  05/01/2009        9.300535         9.018664                0.0000
============   ==== ==========       =========        =========        ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.874180        14.448465        1,125,427.8246
  01/01/2007    to  12/31/2007       14.448465        15.784081        1,124,177.1115
  01/01/2008    to  12/31/2008       15.784081         9.512270          975,505.0406
  01/01/2009    to  12/31/2009        9.512270        12.520996          901,668.2800
  01/01/2010    to  12/31/2010       12.520996        15.540993          840,865.8972
  01/01/2011    to  12/31/2011       15.540993        15.121905          759,132.9446
  01/01/2012    to  12/31/2012       15.121905        17.584715          625,162.9404
  01/01/2013    to  12/31/2013       17.584715        24.246340          574,134.2207
  01/01/2014    to  12/31/2014       24.246340        25.736259          506,474.1479
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.325533        18.270268           18,173.9906
  01/01/2007    to  12/31/2007       18.270268        19.200437           18,752.9296
  01/01/2008    to  12/31/2008       19.200437        15.410505           15,374.6381
  01/01/2009    to  12/31/2009       15.410505        20.785684           12,295.4400
  01/01/2010    to  12/31/2010       20.785684        23.139782           11,118.9519
  01/01/2011    to  12/31/2011       23.139782        23.860480            8,491.1312
  01/01/2012    to  12/31/2012       23.860480        26.564177            4,065.8330
  01/01/2013    to  12/31/2013       26.564177        28.263867            3,960.4122
  01/01/2014    to  12/31/2014       28.263867        29.224896            3,019.3591
============   ==== ==========       =========        =========        ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.793659        17.153385        2,085,655.8497
  01/01/2008    to  12/31/2008       17.153385        11.840161        1,726,943.0758
  01/01/2009    to  12/31/2009       11.840161        14.726955        1,608,791.1500
  01/01/2010    to  12/31/2010       14.726955        17.368472        1,448,907.2423
  01/01/2011    to  12/31/2011       17.368472        15.549747        1,244,250.2621
  01/01/2012    to  12/31/2012       15.549747        18.044960        1,010,699.8369
  01/01/2013    to  12/31/2013       18.044960        23.509085          883,845.7660
  01/01/2014    to  12/31/2014       23.509085        23.521029          748,578.2897
============   ==== ==========       =========        =========        ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT PUTNAM VARIABLE
 TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       24.590963        25.947944        224,940.9919
   01/01/2007                             to  04/27/2007       25.947944        27.704334              0.0000
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   02/27/2006                             to  12/31/2006       13.775559        15.803723      1,675,995.6328
   01/01/2007                             to  12/31/2007       15.803723        17.609666      1,967,696.5666
   01/01/2008                             to  12/31/2008       17.609666         9.982620      1,828,976.6456
   01/01/2009                             to  12/31/2009        9.982620        12.918805      1,668,104.9600
   01/01/2010                             to  12/31/2010       12.918805        14.156773      1,549,066.0683
   01/01/2011                             to  12/31/2011       14.156773        12.433506      1,350,812.8440
   01/01/2012                             to  12/31/2012       12.433506        14.272233      1,133,228.4509
   01/01/2013                             to  12/31/2013       14.272233        16.742202      1,061,602.9599
   01/01/2014                             to  12/31/2014       16.742202        15.323727        901,016.8833
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 SUB-ACCOUNT (SERVICE SHARES))
   02/27/2006                             to  04/30/2006       72.958526        73.704287              0.0000
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   02/27/2006                             to  12/31/2006       17.318331        18.836003        123,414.3586
   01/01/2007                             to  12/31/2007       18.836003        19.686179        247,357.2629
   01/01/2008                             to  12/31/2008       19.686179        11.509665        219,363.0947
   01/01/2009                             to  12/31/2009       11.509665        15.827360        179,608.8300
   01/01/2010                             to  12/31/2010       15.827360        18.048102        156,149.1096
   01/01/2011                             to  12/31/2011       18.048102        16.261067        131,291.2290
   01/01/2012                             to  12/31/2012       16.261067        19.380368        107,208.9977
   01/01/2013                             to  12/31/2013       19.380368        24.231996        529,275.4755
   01/01/2014                             to  12/31/2014       24.231996        24.346062        447,275.2576
=============                            ==== ==========       =========        =========      ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   02/27/2006                             to  12/31/2006       17.127749        19.720558        522,577.5657
   01/01/2007                             to  12/31/2007       19.720558        19.851342      1,062,653.0802
   01/01/2008                             to  12/31/2008       19.851342        11.261386        985,544.0866
   01/01/2009                             to  12/31/2009       11.261386        14.522432        934,124.9300
   01/01/2010                             to  12/31/2010       14.522432        15.341169        838,229.6259
   01/01/2011                             to  04/29/2011       15.341169        17.102182              0.0000
=============                            ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON
PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.389506        17.891907          89,140.7278
  01/01/2007    to  12/31/2007       17.891907        18.461948         145,307.5147
  01/01/2008    to  12/31/2008       18.461948        10.656152         132,007.2287
  01/01/2009    to  12/31/2009       10.656152        12.667124         119,838.2900
  01/01/2010    to  04/30/2010       12.667124        13.414287               0.0000
============   ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.458327        14.073134               0.0000
  01/01/2011    to  12/31/2011       14.073134        14.059843             149.2265
  01/01/2012    to  12/31/2012       14.059843        16.901151             148.9464
  01/01/2013    to  04/26/2013       16.901151        17.953414               0.0000
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.344114        19.067870          62,925.3789
  01/01/2007    to  12/31/2007       19.067870        19.692802         133,827.1682
  01/01/2008    to  12/31/2008       19.692802        13.009161         129,587.5903
  01/01/2009    to  12/31/2009       13.009161        15.852666         141,441.7500
  01/01/2010    to  12/31/2010       15.852666        18.122954         133,430.1115
  01/01/2011    to  12/31/2011       18.122954        17.016304         128,597.0935
  01/01/2012    to  12/31/2012       17.016304        18.508911          96,330.8070
  01/01/2013    to  12/31/2013       18.508911        24.228032          78,361.4521
  01/01/2014    to  12/31/2014       24.228032        26.490560          54,867.1452
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.952898        18.623787       1,335,526.2887
  01/01/2007    to  12/31/2007       18.623787        19.534903       2,619,865.9752
  01/01/2008    to  12/31/2008       19.534903        17.150388       2,210,703.5686
  01/01/2009    to  12/31/2009       17.150388        22.451691       2,005,598.7200
  01/01/2010    to  12/31/2010       22.451691        24.773268       1,922,084.5453
  01/01/2011    to  12/31/2011       24.773268        25.253217       1,610,341.4449
  01/01/2012    to  12/31/2012       25.253217        27.725273       1,178,580.2054
  01/01/2013    to  12/31/2013       27.725273        27.692825       1,032,263.0404
  01/01/2014    to  12/31/2014       27.692825        28.488225         865,721.7293
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       42.669161        46.534625         359,032.0962
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
VALUE SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       31.105372        34.463806        734,109.0503
  01/01/2007    to  12/31/2007       34.463806        34.326650      1,239,023.3377
  01/01/2008    to  12/31/2008       34.326650        21.413192      1,093,435.4475
  01/01/2009    to  12/31/2009       21.413192        27.246431        988,806.3400
  01/01/2010    to  12/31/2010       27.246431        31.250933        871,862.0024
  01/01/2011    to  12/31/2011       31.250933        28.835768        730,530.0063
  01/01/2012    to  12/31/2012       28.835768        32.609678        541,845.1393
  01/01/2013    to  12/31/2013       32.609678        42.393772        444,190.9564
  01/01/2014    to  04/25/2014       42.393772        42.608062              0.0000
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       17.908510        19.338940         74,698.7836
  01/01/2007    to  12/31/2007       19.338940        20.936031        169,868.1555
  01/01/2008    to  12/31/2008       20.936031        11.481951        185,305.6779
  01/01/2009    to  12/31/2009       11.481951        13.765846        183,385.3700
  01/01/2010    to  12/31/2010       13.765846        14.469721        177,793.1796
  01/01/2011    to  12/31/2011       14.469721        11.367781        157,867.2369
  01/01/2012    to  12/31/2012       11.367781        13.346288        133,382.5976
  01/01/2013    to  12/31/2013       13.346288        15.115190        163,425.3883
  01/01/2014    to  12/31/2014       15.115190        14.370740        140,566.8384
============   ==== ==========       =========        =========      ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       43.053702        44.776693          5,451.7794
  01/01/2007    to  12/31/2007       44.776693        46.738580         11,622.1067
  01/01/2008    to  12/31/2008       46.738580        44.330960         12,381.7758
  01/01/2009    to  12/31/2009       44.330960        47.659816         12,944.8300
  01/01/2010    to  12/31/2010       47.659816        50.716186         13,806.5457
  01/01/2011    to  12/31/2011       50.716186        53.084634         11,538.0896
  01/01/2012    to  12/31/2012       53.084634        56.066636          9,551.3975
  01/01/2013    to  12/31/2013       56.066636        54.645889          7,850.6708
  01/01/2014    to  12/31/2014       54.645889        57.471576          6,245.3838
============   ==== ==========       =========        =========      ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       15.284647        15.153581         12,474.5100
============   ==== ==========       =========        =========      ==============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       10.278608        12.940429          72,149.6300
   01/01/2010                             to  12/31/2010       12.940429        15.251642          65,296.2363
   01/01/2011                             to  12/31/2011       15.251642        13.660395          50,958.1198
   01/01/2012                             to  12/31/2012       13.660395        15.366788          41,524.9162
   01/01/2013                             to  12/31/2013       15.366788        20.287768          34,357.0677
   01/01/2014                             to  12/31/2014       20.287768        21.731389          30,394.3546
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       17.078005        17.284778           6,666.4603
   01/01/2007                             to  12/31/2007       17.284778        17.670699          12,227.0665
   01/01/2008                             to  12/31/2008       17.670699         9.590927          17,422.1679
   01/01/2009                             to  05/01/2009        9.590927        10.006441               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.338949        14.361373          23,773.7458
   01/01/2007                             to  12/31/2007       14.361373        15.808790          37,724.0272
   01/01/2008                             to  12/31/2008       15.808790         8.918631          69,021.9309
   01/01/2009                             to  05/01/2009        8.918631         8.475329               0.0000
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.210593        13.066855         777,330.3440
   01/01/2011                             to  12/31/2011       13.066855        12.853595         805,696.6660
   01/01/2012                             to  12/31/2012       12.853595        12.642101         565,237.4291
   01/01/2013                             to  12/31/2013       12.642101        12.435211         496,263.1252
   01/01/2014                             to  12/31/2014       12.435211        12.231706         406,377.5412
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.614318        12.939384         679,442.0992
   01/01/2007                             to  12/31/2007       12.939384        13.351491         914,224.3517
   01/01/2008                             to  12/31/2008       13.351491        13.474404       1,721,311.3711
   01/01/2009                             to  12/31/2009       13.474404        13.283536       1,066,152.1900
   01/01/2010                             to  04/30/2010       13.283536        13.212385               0.0000
=============                            ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       15.418294        16.644814          38,634.7427
  01/01/2007    to  12/31/2007       16.644814        16.673137          92,230.5585
  01/01/2008    to  12/31/2008       16.673137         9.489534          82,384.2195
  01/01/2009    to  12/31/2009        9.489534        13.091000          81,581.8700
  01/01/2010    to  12/31/2010       13.091000        14.507512          72,016.6868
  01/01/2011    to  04/29/2011       14.507512        15.324778               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       12.108524         8.016809       1,273,132.0597
  01/01/2009    to  12/31/2009        8.016809        11.005433       1,156,963.8300
  01/01/2010    to  12/31/2010       11.005433        12.050186       1,069,844.8136
  01/01/2011    to  12/31/2011       12.050186        11.879673         988,342.2311
  01/01/2012    to  12/31/2012       11.879673        13.502034       1,937,479.1408
  01/01/2013    to  12/31/2013       13.502034        18.159587       1,700,321.5416
  01/01/2014    to  12/31/2014       18.159587        19.424182       1,468,594.0695
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006        8.857400         9.025889       3,917,052.0073
  01/01/2007    to  12/31/2007        9.025889        10.145899       3,508,490.0296
  01/01/2008    to  12/31/2008       10.145899         5.394779       2,934,341.6345
  01/01/2009    to  12/31/2009        5.394779         7.625579       2,637,785.5800
  01/01/2010    to  12/31/2010        7.625579         8.205676       2,372,048.0303
  01/01/2011    to  12/31/2011        8.205676         7.960229       1,982,691.8496
  01/01/2012    to  04/27/2012        7.960229         8.947945               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006        4.962323         4.821686         513,797.0436
  01/01/2007    to  12/31/2007        4.821686         5.531666         807,943.8102
  01/01/2008    to  04/25/2008        5.531666         5.274088               0.0000
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       40.472705        43.407381        247,673.4107
  01/01/2007    to  12/31/2007       43.407381        44.476147        465,402.2067
  01/01/2008    to  12/31/2008       44.476147        33.986118        383,653.3563
  01/01/2009    to  12/31/2009       33.986118        39.567259        354,671.5800
  01/01/2010    to  12/31/2010       39.567259        42.760000        319,469.7316
  01/01/2011    to  12/31/2011       42.760000        42.989706        261,226.5358
  01/01/2012    to  12/31/2012       42.989706        47.086751        182,638.0265
  01/01/2013    to  12/31/2013       47.086751        55.002974        165,950.2158
  01/01/2014    to  12/31/2014       55.002974        58.657701        124,507.1076
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       24.446981        24.615010         58,763.3361
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       13.937339        15.862664        112,682.8920
  01/01/2007    to  12/31/2007       15.862664        16.793438        276,299.6860
  01/01/2008    to  12/31/2008       16.793438        11.144853        270,451.7293
  01/01/2009    to  12/31/2009       11.144853        13.244811        274,120.8100
  01/01/2010    to  12/31/2010       13.244811        14.516570        263,433.7401
  01/01/2011    to  12/31/2011       14.516570        14.401148        223,393.2514
  01/01/2012    to  12/31/2012       14.401148        16.522765        148,686.5587
  01/01/2013    to  12/31/2013       16.522765        22.059792        145,356.2753
  01/01/2014    to  12/31/2014       22.059792        24.044157        118,770.7708
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       20.577523        20.627380         11,433.4597
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       20.638248        21.208139         33,042.3970
  01/01/2007    to  12/31/2007       21.208139        21.712132         37,145.1127
  01/01/2008    to  12/31/2008       21.712132        13.025301         31,770.5460
  01/01/2009    to  12/31/2009       13.025301        15.594383         30,053.9900
  01/01/2010    to  12/31/2010       15.594383        17.555737         27,346.9131
  01/01/2011    to  12/31/2011       17.555737        16.189786         23,807.1934
  01/01/2012    to  12/31/2012       16.189786        18.415064         21,173.4110
  01/01/2013    to  04/26/2013       18.415064        20.267401              0.0000
============   ==== ==========       =========        =========        ============

                                    1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       16.035819        19.991446        400,167.7423
   01/01/2014                             to  12/31/2014       19.991446        19.605190        323,799.9808
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   02/27/2006                             to  12/31/2006       18.897231        19.731732          9,403.2090
   01/01/2007                             to  04/27/2007       19.731732        21.433748              0.0000
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.432213        15.440795        795,947.1799
   01/01/2008                             to  12/31/2008       15.440795         9.370413        675,629.1812
   01/01/2009                             to  12/31/2009        9.370413        12.605418        635,887.0600
   01/01/2010                             to  12/31/2010       12.605418        15.233624        570,970.5189
   01/01/2011                             to  12/31/2011       15.233624        14.194208        521,137.8097
   01/01/2012                             to  12/31/2012       14.194208        14.698643        461,962.5126
   01/01/2013                             to  04/26/2013       14.698643        15.924716              0.0000
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       33.939464        20.697158         17,494.8180
   01/01/2009                             to  12/31/2009       20.697158        29.120166         22,175.6000
   01/01/2010                             to  12/31/2010       29.120166        33.439926         25,993.4149
   01/01/2011                             to  12/31/2011       33.439926        32.454608         30,797.0885
   01/01/2012                             to  12/31/2012       32.454608        37.881953         25,175.8566
   01/01/2013                             to  12/31/2013       37.881953        51.708229        107,534.1052
   01/01/2014                             to  12/31/2014       51.708229        55.351098        101,610.5665
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH SUB-ACCOUNT
 (CLASS B))
   02/27/2006                             to  12/31/2006       34.441729        33.018163          7,972.5577
   01/01/2007                             to  12/31/2007       33.018163        36.896147         16,150.9776
   01/01/2008                             to  04/25/2008       36.896147        33.897594              0.0000
=============                            ==== ==========       =========        =========        ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.373975        15.692541        334,634.4450
  01/01/2007    to  12/31/2007       15.692541        16.056909        557,507.2711
  01/01/2008    to  12/31/2008       16.056909        15.709391        617,231.7009
  01/01/2009    to  12/31/2009       15.709391        16.082823        531,978.0400
  01/01/2010    to  12/31/2010       16.082823        16.688556        535,493.8818
  01/01/2011    to  12/31/2011       16.688556        17.280596        544,529.0869
  01/01/2012    to  12/31/2012       17.280596        17.514328        415,049.8305
  01/01/2013    to  12/31/2013       17.514328        17.071751        351,807.6241
  01/01/2014    to  12/31/2014       17.071751        17.220600        283,553.5725
============   ==== ==========       =========        =========        ============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011       15.290222        13.517648         52,876.1229
  01/01/2012    to  12/31/2012       13.517648        14.972799         42,221.2460
  01/01/2013    to  12/31/2013       14.972799        19.640851         36,034.7719
  01/01/2014    to  12/31/2014       19.640851        21.319689         31,317.7550
============   ==== ==========       =========        =========        ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       29.246367        31.320717        197,858.6249
  01/01/2007    to  12/31/2007       31.320717        32.452125        456,575.4592
  01/01/2008    to  12/31/2008       32.452125        21.143528        440,764.6806
  01/01/2009    to  12/31/2009       21.143528        26.051473        417,235.2500
  01/01/2010    to  12/31/2010       26.051473        30.210561        378,152.6057
  01/01/2011    to  12/31/2011       30.210561        27.981301        309,375.2730
  01/01/2012    to  12/31/2012       27.981301        30.500459        238,629.8995
  01/01/2013    to  12/31/2013       30.500459        39.827851        201,829.7150
  01/01/2014    to  12/31/2014       39.827851        44.973807        158,927.3663
============   ==== ==========       =========        =========        ============
TRUST FOR ADVISED PORTFOLIOS
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT
 (FORMERLY LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       26.197391        27.241805          6,910.4387
  01/01/2007    to  12/31/2007       27.241805        29.713923         10,216.9851
  01/01/2008    to  12/31/2008       29.713923        21.860467         10,428.2819
  01/01/2009    to  12/31/2009       21.860467        26.414298          8,756.7600
  01/01/2010    to  12/31/2010       26.414298        29.139179          8,192.7872
  01/01/2011    to  12/31/2011       29.139179        28.657890          8,540.8723
  01/01/2012    to  12/31/2012       28.657890        31.206167          5,522.9503
  01/01/2013    to  12/31/2013       31.206167        36.437748          4,426.4880
  01/01/2014    to  12/31/2014       36.437748        39.176230          2,773.8503
============   ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II) AND
BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND
INCOME SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.691774        14.821867       81,581.2860
  01/01/2007    to  12/31/2007       14.821867        15.052812      137,756.4952
  01/01/2008    to  12/31/2008       15.052812        11.436107      209,383.6035
  01/01/2009    to  12/31/2009       11.436107        13.764905      281,073.6200
  01/01/2010    to  12/31/2010       13.764905        15.153614      376,852.7365
  01/01/2011    to  12/31/2011       15.153614        14.697707      483,074.2193
  01/01/2012    to  12/31/2012       14.697707        16.230459      575,825.9898
  01/01/2013    to  12/31/2013       16.230459        19.918000      618,005.6940
  01/01/2014    to  12/31/2014       19.918000        21.288406      616,195.5079
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       15.228205        13.605088       25,464.7597
  01/01/2009    to  12/31/2009       13.605088        15.054378       54,215.4300
  01/01/2010    to  12/31/2010       15.054378        15.746608       93,490.8090
  01/01/2011    to  12/31/2011       15.746608        16.418641      132,875.0530
  01/01/2012    to  12/31/2012       16.418641        16.999225      158,808.9239
  01/01/2013    to  12/31/2013       16.999225        16.343780      168,870.5706
  01/01/2014    to  12/31/2014       16.343780        16.907934      187,947.6611
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       21.926737        25.034933       64,241.1117
  01/01/2007    to  12/31/2007       25.034933        28.250986       83,800.4324
  01/01/2008    to  12/31/2008       28.250986        17.102388      117,187.8489
  01/01/2009    to  12/31/2009       17.102388        23.915309      131,007.3100
  01/01/2010    to  12/31/2010       23.915309        26.261096      140,549.7932
  01/01/2011    to  12/31/2011       26.261096        23.513160      160,219.7565
  01/01/2012    to  12/31/2012       23.513160        28.315982      159,722.0072
  01/01/2013    to  12/31/2013       28.315982        35.943635      156,529.2143
  01/01/2014    to  12/31/2014       35.943635        36.137085      146,987.4274
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.891376        15.600850       18,480.4145
  01/01/2009    to  12/31/2009       15.600850        24.727275       28,873.6900
  01/01/2010    to  12/31/2010       24.727275        29.745035       33,541.8680
  01/01/2011    to  12/31/2011       29.745035        23.633842       48,120.7947
  01/01/2012    to  12/31/2012       23.633842        27.443086       62,050.5380
  01/01/2013    to  12/31/2013       27.443086        34.593253       61,182.6957
  01/01/2014    to  12/31/2014       34.593253        34.714639       70,755.0280
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      139.886354       147.150131       20,645.9753
  01/01/2007    to  12/31/2007      147.150131       162.437605       34,246.6916
  01/01/2008    to  12/31/2008      162.437605        89.425899       51,245.3838
  01/01/2009    to  12/31/2009       89.425899       122.507780       71,224.7500
  01/01/2010    to  12/31/2010      122.507780       142.872903       78,117.4308
  01/01/2011    to  12/31/2011      142.872903       134.394528       84,347.6569
  01/01/2012    to  12/31/2012      134.394528       155.677043       92,025.2932
  01/01/2013    to  12/31/2013      155.677043       199.026955       88,811.1467
  01/01/2014    to  12/31/2014      199.026955       212.215715       82,342.0672
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       97.284185       106.967662       20,353.9232
  01/01/2007    to  12/31/2007      106.967662       110.402198       33,266.7373
  01/01/2008    to  12/31/2008      110.402198        67.420973       43,093.1787
  01/01/2009    to  12/31/2009       67.420973        86.949068       58,719.6100
  01/01/2010    to  12/31/2010       86.949068        95.204755       65,717.9514
  01/01/2011    to  12/31/2011       95.204755        91.844404       71,887.6124
  01/01/2012    to  12/31/2012       91.844404       106.019826       77,506.4487
  01/01/2013    to  12/31/2013      106.019826       139.082350       73,709.7824
  01/01/2014    to  12/31/2014      139.082350       151.203882       72,323.8733
============   ==== ==========      ==========       ==========      ============
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       33.912943        35.219963        4,367.5716
  01/01/2007    to  12/31/2007       35.219963        39.913655       10,875.8671
  01/01/2008    to  12/31/2008       39.913655        23.685111       28,549.5368
  01/01/2009    to  12/31/2009       23.685111        32.526324       50,311.2700
  01/01/2010    to  12/31/2010       32.526324        41.094769       72,960.5362
  01/01/2011    to  12/31/2011       41.094769        36.000387      108,503.5387
  01/01/2012    to  12/31/2012       36.000387        40.523918      141,238.9584
  01/01/2013    to  12/31/2013       40.523918        54.104996      151,291.1182
  01/01/2014    to  12/31/2014       54.104996        56.373165      154,714.3071
============   ==== ==========      ==========       ==========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       37.918713        42.465803       17,290.0269
  01/01/2007    to  12/31/2007       42.465803        43.292716       36,236.5909
  01/01/2008    to  12/31/2008       43.292716        29.923443       38,943.7364
  01/01/2009    to  12/31/2009       29.923443        39.871233       47,910.9500
  01/01/2010    to  12/31/2010       39.871233        44.145134       53,358.8300
  01/01/2011    to  12/31/2011       44.145134        44.415260       58,361.6590
  01/01/2012    to  12/31/2012       44.415260        49.162538       66,799.5054
  01/01/2013    to  12/31/2013       49.162538        55.044838       70,510.0656
  01/01/2014    to  12/31/2014       55.044838        56.586610       72,268.7912
============   ==== ==========       =========        =========      ============
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  02/27/2006    to  12/31/2006       20.451827        22.901549        6,951.2599
  01/01/2007    to  12/31/2007       22.901549        23.285169       18,976.8043
  01/01/2008    to  12/31/2008       23.285169        14.389203       35,203.1099
  01/01/2009    to  12/31/2009       14.389203        17.822727       43,332.3000
  01/01/2010    to  12/31/2010       17.822727        19.474353       51,807.0952
  01/01/2011    to  12/31/2011       19.474353        18.937750       56,808.3885
  01/01/2012    to  12/31/2012       18.937750        21.258019       56,028.6023
  01/01/2013    to  12/31/2013       21.258019        26.792985       55,149.2207
  01/01/2014    to  12/31/2014       26.792985        28.203296       50,667.7934
============   ==== ==========       =========        =========      ============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.324959        13.461934       73,219.2655
  01/01/2007    to  12/31/2007       13.461934        13.426204      125,965.5309
  01/01/2008    to  12/31/2008       13.426204         7.861783      167,045.4045
  01/01/2009    to  12/31/2009        7.861783        10.395885      180,821.5600
  01/01/2010    to  12/31/2010       10.395885        12.770644      178,895.4956
  01/01/2011    to  12/31/2011       12.770644        12.859602      188,142.7430
  01/01/2012    to  12/31/2012       12.859602        15.001145      204,943.7944
  01/01/2013    to  12/31/2013       15.001145        21.784460      211,991.5231
  01/01/2014    to  12/31/2014       21.784460        25.772387      219,562.7292
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE
PREMIER SELECTIONS ALL CAP GROWTH SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       12.052624        12.281174            0.0000
  01/01/2007    to  04/27/2007       12.281174        13.066837            0.0000
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       27.524012        30.385563       13,709.6154
  01/01/2007    to  12/31/2007       30.385563        32.371025       24,367.5102
  01/01/2008    to  12/31/2008       32.371025        22.483750       44,991.5418
  01/01/2009    to  12/31/2009       22.483750        26.979901       61,372.6200
  01/01/2010    to  12/31/2010       26.979901        29.859490       85,920.1573
  01/01/2011    to  12/31/2011       29.859490        30.106647      123,135.4835
  01/01/2012    to  12/31/2012       30.106647        34.299843      143,688.0657
  01/01/2013    to  12/31/2013       34.299843        43.816790      166,163.4726
  01/01/2014    to  12/31/2014       43.816790        47.789945      174,541.9151
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE
GROWTH AND INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        9.448343        10.162798          638.1891
  01/01/2007    to  04/27/2007       10.162798        10.626513            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP
GROWTH AND VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       14.778141        15.947671            0.0000
  01/01/2007    to  11/12/2007       15.947671        16.225922            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       16.075625        16.422373            0.0000
  01/01/2008    to  12/31/2008       16.422373        11.386053            0.0000
  01/01/2009    to  05/01/2009       11.386053        11.140609            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  04/30/2007    to  12/31/2007       12.149710        12.195183       55,725.2858
  01/01/2008    to  12/31/2008       12.195183         7.786532       53,443.4993
  01/01/2009    to  12/31/2009        7.786532         9.403981       39,456.7600
  01/01/2010    to  12/31/2010        9.403981        10.374052       29,391.4316
  01/01/2011    to  12/31/2011       10.374052        10.999437       30,631.3464
  01/01/2012    to  12/31/2012       10.999437        12.342953       10,585.4874
  01/01/2013    to  12/31/2013       12.342953        15.275248        6,433.0199
  01/01/2014    to  12/31/2014       15.275248        17.053479        4,839.4019
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        8.435830         9.414107        1,751.9683
  01/01/2007    to  12/31/2007        9.414107         9.846869       12,605.9302
  01/01/2008    to  12/31/2008        9.846869         6.909886        7,728.6376
  01/01/2009    to  12/31/2009        6.909886         8.289185        6,955.8700
  01/01/2010    to  12/31/2010        8.289185         9.114951        6,464.6022
  01/01/2011    to  04/29/2011        9.114951         9.897659            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       10.944382        11.610273       42,586.5599
  01/01/2007    to  04/27/2007       11.610273        12.200861            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       13.434424        14.483269            0.0000
  01/01/2007    to  12/31/2007       14.483269        14.770706        4,628.7963
  01/01/2008    to  12/31/2008       14.770706         9.439734       30,077.4997
  01/01/2009    to  12/31/2009        9.439734        11.375389       43,588.9600
  01/01/2010    to  12/31/2010       11.375389        12.532613       54,235.1590
  01/01/2011    to  12/31/2011       12.532613        13.265260       76,865.0190
  01/01/2012    to  12/31/2012       13.265260        14.868763      109,215.0192
  01/01/2013    to  12/31/2013       14.868763        18.363406      125,932.2480
  01/01/2014    to  12/31/2014       18.363406        20.477816      131,739.1391
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.289043        13.752647       11,656.5858
  01/01/2007    to  12/31/2007       13.752647        14.229945       11,021.3831
  01/01/2008    to  12/31/2008       14.229945         8.767934       11,642.0701
  01/01/2009    to  12/31/2009        8.767934        12.267311       11,106.7600
  01/01/2010    to  12/31/2010       12.267311        13.239909       11,013.1292
  01/01/2011    to  12/31/2011       13.239909        12.926036       10,682.8161
  01/01/2012    to  12/31/2012       12.926036        15.284952       10,352.5105
  01/01/2013    to  12/31/2013       15.284952        20.705823        9,616.0273
  01/01/2014    to  12/31/2014       20.705823        23.193333        9,004.7087
============   ==== ==========       =========        =========      ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       14.788397        16.529901            0.0000
  01/01/2007    to  12/31/2007       16.529901        16.875184        4,389.4672
  01/01/2008    to  12/31/2008       16.875184        10.674470        4,360.8135
  01/01/2009    to  12/31/2009       10.674470        13.059232        4,628.9800
  01/01/2010    to  12/31/2010       13.059232        14.047321        4,773.8431
  01/01/2011    to  12/31/2011       14.047321        14.487804        4,528.6757
  01/01/2012    to  12/31/2012       14.487804        16.584719        4,075.7190
  01/01/2013    to  12/31/2013       16.584719        21.572458        4,013.7301
  01/01/2014    to  12/31/2014       21.572458        23.680213        6,834.2418
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       12.954632        13.143725       18,056.8253
  01/01/2007    to  12/31/2007       13.143725        14.207315       27,355.7954
  01/01/2008    to  12/31/2008       14.207315         8.276779       27,604.9719
  01/01/2009    to  12/31/2009        8.276779        11.612105       24,056.9300
  01/01/2010    to  12/31/2010       11.612105        14.284403       30,868.4103
  01/01/2011    to  12/31/2011       14.284403        14.231728       38,122.4730
  01/01/2012    to  12/31/2012       14.231728        16.700297       53,811.9901
  01/01/2013    to  12/31/2013       16.700297        24.132118       68,244.3643
  01/01/2014    to  12/31/2014       24.132118        24.680531       68,729.9806
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       21.708279        24.250306          620.4047
  01/01/2007    to  04/27/2007       24.250306        25.477427            0.0000
============   ==== ==========       =========        =========       ===========
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.706782        15.489274        2,092.0247
  01/01/2007    to  12/31/2007       15.489274        15.708129        4,490.3386
  01/01/2008    to  12/31/2008       15.708129        11.215191        4,248.5125
  01/01/2009    to  12/31/2009       11.215191        14.582540        2,587.1700
  01/01/2010    to  12/31/2010       14.582540        16.386410        3,515.5468
  01/01/2011    to  12/31/2011       16.386410        16.291515        8,335.2084
  01/01/2012    to  12/31/2012       16.291515        18.103692       16,654.2107
  01/01/2013    to  12/31/2013       18.103692        20.517583       23,273.6014
  01/01/2014    to  12/31/2014       20.517583        21.150985       26,954.1260
============   ==== ==========       =========        =========       ===========

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.585437        14.177568          188.0122
  01/01/2007    to  12/31/2007       14.177568        14.465084          193.0335
  01/01/2008    to  12/31/2008       14.465084         9.555632          214.5640
  01/01/2009    to  12/31/2009        9.555632        12.479420          208.3600
  01/01/2010    to  12/31/2010       12.479420        14.103657          201.2753
  01/01/2011    to  12/31/2011       14.103657        13.778548          205.4283
  01/01/2012    to  12/31/2012       13.778548        15.514872          206.5961
  01/01/2013    to  12/31/2013       15.514872        18.572683          199.7569
  01/01/2014    to  12/31/2014       18.572683        19.145746          202.3286
============   ==== ==========       =========        =========       ===========
GS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.223688        14.811318        1,346.7053
  01/01/2007    to  12/31/2007       14.811318        15.042419       16,363.8165
  01/01/2008    to  12/31/2008       15.042419         9.250064       28,415.9346
  01/01/2009    to  12/31/2009        9.250064        12.041581       55,010.2700
  01/01/2010    to  12/31/2010       12.041581        13.690364       66,297.8202
  01/01/2011    to  12/31/2011       13.690364        13.142632       76,002.4387
  01/01/2012    to  12/31/2012       13.142632        14.965277       82,707.0630
  01/01/2013    to  12/31/2013       14.965277        18.602546       82,785.4151
  01/01/2014    to  12/31/2014       18.602546        19.136460       83,601.4661
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006       10.002402        10.210201        3,570.1237
  01/01/2007    to  12/31/2007       10.210201        10.168260        1,580.3809
  01/01/2008    to  12/31/2008       10.168260         7.875539        1,532.1609
  01/01/2009    to  12/31/2009        7.875539         9.086302        1,754.5900
  01/01/2010    to  12/31/2010        9.086302         9.749728        2,395.7616
  01/01/2011    to  04/29/2011        9.749728         9.628887            0.0000
============   ==== ==========       =========        =========       ===========
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.230887        16.230552        9,564.1451
  01/01/2007    to  12/31/2007       16.230552        15.936923       23,078.2678
  01/01/2008    to  12/31/2008       15.936923        10.832668       20,439.2972
  01/01/2009    to  12/31/2009       10.832668        16.558771       74,598.8000
  01/01/2010    to  12/31/2010       16.558771        18.699503       29,512.2820
  01/01/2011    to  12/31/2011       18.699503        18.690509       38,384.7463
  01/01/2012    to  12/31/2012       18.690509        21.730494       52,943.4849
  01/01/2013    to  12/31/2013       21.730494        22.692381       61,260.1596
  01/01/2014    to  12/31/2014       22.692381        22.041717       67,141.7445
============   ==== ==========       =========        =========       ===========

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014       17.091830        18.122311        766,114.7711
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-ACCOUNT
(CLASS I))
  02/27/2006    to  12/31/2006       23.839815        29.774769          7,534.4960
  01/01/2007    to  12/31/2007       29.774769        24.261048         19,996.2851
  01/01/2008    to  12/31/2008       24.261048        14.804255         39,348.9062
  01/01/2009    to  12/31/2009       14.804255        18.671955         51,647.0800
  01/01/2010    to  12/31/2010       18.671955        23.845993         54,604.1581
  01/01/2011    to  12/31/2011       23.845993        24.820407         63,365.4400
  01/01/2012    to  12/31/2012       24.820407        28.249716         78,666.6341
  01/01/2013    to  12/31/2013       28.249716        28.329729         85,582.0124
  01/01/2014    to  04/25/2014       28.329729        31.557188              0.0000
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.175756         8.945174        825,956.7100
  01/01/2010    to  12/31/2010        8.945174        10.097738        887,283.3967
  01/01/2011    to  12/31/2011       10.097738         9.777703        958,064.8916
  01/01/2012    to  12/31/2012        9.777703        11.386622      1,057,626.4723
  01/01/2013    to  12/31/2013       11.386622        15.149305      1,014,461.6831
  01/01/2014    to  12/31/2014       15.149305        16.272764      1,419,527.6653
============   ==== ==========       =========        =========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - INVESCO
V.I. GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)))
  02/27/2006    to  12/31/2006       12.588472        13.970911         11,830.5523
  01/01/2007    to  12/31/2007       13.970911        14.073615         36,387.4908
  01/01/2008    to  12/31/2008       14.073615         9.374292         97,488.9618
  01/01/2009    to  12/31/2009        9.374292        11.432514        170,431.7700
  01/01/2010    to  12/31/2010       11.432514        12.603970        233,027.6932
  01/01/2011    to  12/31/2011       12.603970        12.105625        323,634.2449
  01/01/2012    to  12/31/2012       12.105625        13.601178        387,945.1769
  01/01/2013    to  12/31/2013       13.601178        17.878498        408,285.2771
  01/01/2014    to  04/25/2014       17.878498        17.969948              0.0000
============   ==== ==========       =========        =========      ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B) AND BEFORE THAT VAN KAMPEN LIFE
INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.723580        15.236661          28,664.6259
  01/01/2007    to  12/31/2007       15.236661        14.622328          60,216.7462
  01/01/2008    to  12/31/2008       14.622328         9.223715          83,569.9314
  01/01/2009    to  05/01/2009        9.223715         8.941191               0.0000
============   ==== ==========       =========        =========       ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.813410        14.373156       1,107,678.6553
  01/01/2007    to  12/31/2007       14.373156        15.686028       1,054,768.7555
  01/01/2008    to  12/31/2008       15.686028         9.443675         868,227.7341
  01/01/2009    to  12/31/2009        9.443675        12.418277         895,988.1400
  01/01/2010    to  12/31/2010       12.418277        15.398109         846,016.4778
  01/01/2011    to  12/31/2011       15.398109        14.967924         864,736.8237
  01/01/2012    to  12/31/2012       14.967924        17.388169         784,137.3610
  01/01/2013    to  12/31/2013       17.388169        23.951394         745,938.6184
  01/01/2014    to  12/31/2014       23.951394        25.397771         657,045.6631
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.155970        18.076349           1,064.6634
  01/01/2007    to  12/31/2007       18.076349        18.977556             167.0453
  01/01/2008    to  12/31/2008       18.977556        15.216340             157.0912
  01/01/2009    to  12/31/2009       15.216340        20.503301             110.2900
  01/01/2010    to  12/31/2010       20.503301        22.802615             128.5587
  01/01/2011    to  12/31/2011       22.802615        23.489373             128.2834
  01/01/2012    to  12/31/2012       23.489373        26.124748             128.7113
  01/01/2013    to  12/31/2013       26.124748        27.768541             120.7597
  01/01/2014    to  12/31/2014       27.768541        28.684029             132.4766
============   ==== ==========       =========        =========       ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  04/30/2007    to  12/31/2007       18.699955        17.056395       2,005,086.4356
  01/01/2008    to  12/31/2008       17.056395        11.761385       1,817,125.4864
  01/01/2009    to  12/31/2009       11.761385        14.614344       1,803,390.9400
  01/01/2010    to  12/31/2010       14.614344        17.218453       1,788,638.5263
  01/01/2011    to  12/31/2011       17.218453        15.400050       1,745,938.9641
  01/01/2012    to  12/31/2012       15.400050        17.853291       1,477,939.5884
  01/01/2013    to  12/31/2013       17.853291        23.236144       1,236,327.3402
  01/01/2014    to  12/31/2014       23.236144        23.224704       1,048,635.0053
============   ==== ==========       =========        =========       ==============

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT PUTNAM VARIABLE
 TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       24.423456        25.749658           4,967.5248
   01/01/2007                             to  04/27/2007       25.749658        27.483669               0.0000
=============                            ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   02/27/2006                             to  12/31/2006       13.725146        15.732735       1,689,045.0405
   01/01/2007                             to  12/31/2007       15.732735        17.512947       1,754,022.5344
   01/01/2008                             to  12/31/2008       17.512947         9.917813       1,735,239.5436
   01/01/2009                             to  12/31/2009        9.917813        12.822103       1,657,959.1500
   01/01/2010                             to  12/31/2010       12.822103        14.036777       1,558,754.1578
   01/01/2011                             to  12/31/2011       14.036777        12.315804       1,451,252.3352
   01/01/2012                             to  12/31/2012       12.315804        14.122923       1,356,246.8699
   01/01/2013                             to  12/31/2013       14.122923        16.550500       1,220,678.8154
   01/01/2014                             to  12/31/2014       16.550500        15.133116       1,100,374.5092
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 SUB-ACCOUNT (SERVICE SHARES))
   02/27/2006                             to  04/30/2006       71.448293        72.166946              13.7424
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   02/27/2006                             to  12/31/2006       17.163267        18.651755           1,068.0847
   01/01/2007                             to  12/31/2007       18.651755        19.474022           5,272.0906
   01/01/2008                             to  12/31/2008       19.474022        11.374184          13,012.4459
   01/01/2009                             to  12/31/2009       11.374184        15.625418          12,817.3300
   01/01/2010                             to  12/31/2010       15.625418        17.800035          16,240.1497
   01/01/2011                             to  12/31/2011       17.800035        16.021549          16,308.8165
   01/01/2012                             to  12/31/2012       16.021549        19.075725          15,336.6101
   01/01/2013                             to  12/31/2013       19.075725        23.827264          61,282.1456
   01/01/2014                             to  12/31/2014       23.827264        23.915490          56,568.4848
=============                            ==== ==========       =========        =========       ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
   02/27/2006                             to  12/31/2006       16.093904        18.514734           4,118.5732
   01/01/2007                             to  12/31/2007       18.514734        18.618787          16,524.1189
   01/01/2008                             to  12/31/2008       18.618787        10.551561          25,553.1133
   01/01/2009                             to  12/31/2009       10.551561        13.593456          30,636.0900
   01/01/2010                             to  12/31/2010       13.593456        14.345478          31,619.8593
   01/01/2011                             to  04/29/2011       14.345478        15.986985               0.0000
=============                            ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG MASON
PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.333726        17.816119        4,446.4340
  01/01/2007    to  12/31/2007       17.816119        18.365267       55,409.4541
  01/01/2008    to  12/31/2008       18.365267        10.589695        8,330.7988
  01/01/2009    to  12/31/2009       10.589695        12.575543        8,386.7900
  01/01/2010    to  04/30/2010       12.575543        13.312937            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.356459        13.950884        2,790.8672
  01/01/2011    to  12/31/2011       13.950884        12.763786       34,972.2441
  01/01/2012    to  12/31/2012       12.763786        15.327269       44,231.9129
  01/01/2013    to  04/26/2013       15.327269        16.276366            0.0000
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.136034        18.823374        6,658.5233
  01/01/2007    to  12/31/2007       18.823374        19.420751       11,427.4762
  01/01/2008    to  12/31/2008       19.420751        12.816556       24,226.0713
  01/01/2009    to  12/31/2009       12.816556        15.602346       69,915.6100
  01/01/2010    to  12/31/2010       15.602346        17.818973      115,528.8044
  01/01/2011    to  12/31/2011       17.818973        16.714191      180,610.2703
  01/01/2012    to  12/31/2012       16.714191        18.162030      234,704.7727
  01/01/2013    to  12/31/2013       18.162030        23.750222      244,324.8219
  01/01/2014    to  12/31/2014       23.750222        25.942173      222,772.8550
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.744646        18.392377       22,741.0596
  01/01/2007    to  12/31/2007       18.392377        19.272788       54,287.9365
  01/01/2008    to  12/31/2008       19.272788        16.903303       73,465.0731
  01/01/2009    to  12/31/2009       16.903303        22.106133      117,264.0100
  01/01/2010    to  12/31/2010       22.106133        24.367609      181,169.3899
  01/01/2011    to  12/31/2011       24.367609        24.814938      280,091.2678
  01/01/2012    to  12/31/2012       24.814938        27.216721      359,434.8982
  01/01/2013    to  12/31/2013       27.216721        27.157692      422,586.7892
  01/01/2014    to  12/31/2014       27.157692        27.909798      408,029.1221
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       41.807187        45.563726       59,098.7180
============   ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
VALUE SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       30.727117        34.016277          11,988.3766
  01/01/2007    to  12/31/2007       34.016277        33.846845          28,167.8982
  01/01/2008    to  12/31/2008       33.846845        21.092663          42,665.0512
  01/01/2009    to  12/31/2009       21.092663        26.811748          49,833.8600
  01/01/2010    to  12/31/2010       26.811748        30.721653          50,573.8244
  01/01/2011    to  12/31/2011       30.721653        28.319097          56,091.9998
  01/01/2012    to  12/31/2012       28.319097        31.993213          62,067.0397
  01/01/2013    to  12/31/2013       31.993213        41.550800          59,672.2393
  01/01/2014    to  04/25/2014       41.550800        41.747665               0.0000
============   ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.743752        16.987067           1,945.5131
  01/01/2007    to  12/31/2007       16.987067        18.371448           1,872.5353
  01/01/2008    to  12/31/2008       18.371448        10.065335             318.0716
  01/01/2009    to  12/31/2009       10.065335        12.055383             328.8100
  01/01/2010    to  12/31/2010       12.055383        12.659148             358.6310
  01/01/2011    to  12/31/2011       12.659148         9.935414             430.8760
  01/01/2012    to  12/31/2012        9.935414        11.652908             360.8681
  01/01/2013    to  12/31/2013       11.652908        13.184184       1,426,311.2961
  01/01/2014    to  12/31/2014       13.184184        12.522304       1,302,313.9885
============   ==== ==========       =========        =========       ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       42.087572        43.742890             356.1532
  01/01/2007    to  12/31/2007       43.742890        45.613603           3,231.6993
  01/01/2008    to  12/31/2008       45.613603        43.220567             743.3748
  01/01/2009    to  12/31/2009       43.220567        46.419613             574.6500
  01/01/2010    to  12/31/2010       46.419613        49.347088             585.1320
  01/01/2011    to  12/31/2011       49.347088        51.600125             569.7533
  01/01/2012    to  12/31/2012       51.600125        54.443978             595.3969
  01/01/2013    to  12/31/2013       54.443978        53.011299             669.3285
  01/01/2014    to  12/31/2014       53.011299        55.696743             673.5914
============   ==== ==========       =========        =========       ==============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       15.106755        14.974793             331.3756
============   ==== ==========       =========        =========       ==============

                                   1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       10.148982        12.768818        5,051.3600
   01/01/2010                             to  12/31/2010       12.768818        15.034354        4,704.3799
   01/01/2011                             to  12/31/2011       15.034354        13.452339        4,395.7406
   01/01/2012                             to  12/31/2012       13.452339        15.117541        4,195.7554
   01/01/2013                             to  12/31/2013       15.117541        19.938763        4,707.5486
   01/01/2014                             to  12/31/2014       19.938763        21.336198        4,556.6251
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.916491        17.106999        5,184.5922
   01/01/2007                             to  12/31/2007       17.106999        17.471368        2,158.1672
   01/01/2008                             to  12/31/2008       17.471368         9.473204        2,162.0994
   01/01/2009                             to  05/01/2009        9.473204         9.880326            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.190651        14.200964        1,146.8922
   01/01/2007                             to  12/31/2007       14.200964        15.616502        1,424.1562
   01/01/2008                             to  12/31/2008       15.616502         8.801294        2,347.6515
   01/01/2009                             to  05/01/2009        8.801294         8.361042            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.002321        12.852324      156,387.1165
   01/01/2011                             to  12/31/2011       12.852324        12.629961      192,111.3912
   01/01/2012                             to  12/31/2012       12.629961        12.409660      161,076.9809
   01/01/2013                             to  12/31/2013       12.409660        12.194371      140,374.2592
   01/01/2014                             to  12/31/2014       12.194371        11.982817       88,784.4511
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.467467        12.778067       34,653.6574
   01/01/2007                             to  12/31/2007       12.778067        13.171785       90,092.8513
   01/01/2008                             to  12/31/2008       13.171785        13.279719      125,665.8278
   01/01/2009                             to  12/31/2009       13.279719        13.078522      147,039.9800
   01/01/2010                             to  04/30/2010       13.078522        13.004192            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       15.365815        16.574304          20,143.7350
  01/01/2007    to  12/31/2007       16.574304        16.585818          22,366.8999
  01/01/2008    to  12/31/2008       16.585818         9.430340          21,987.3848
  01/01/2009    to  12/31/2009        9.430340        12.996337          21,242.3300
  01/01/2010    to  12/31/2010       12.996337        14.388218          15,912.2128
  01/01/2011    to  04/29/2011       14.388218        15.193807               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       12.036111         7.963454       1,551,252.8603
  01/01/2009    to  12/31/2009        7.963454        10.921265       1,781,708.2000
  01/01/2010    to  12/31/2010       10.921265        11.946084       1,712,164.2410
  01/01/2011    to  12/31/2011       11.946084        11.765296       1,571,504.4441
  01/01/2012    to  12/31/2012       11.765296        13.358605       2,574,947.6990
  01/01/2013    to  12/31/2013       13.358605        17.948732       2,333,821.9085
  01/01/2014    to  12/31/2014       17.948732        19.179453       2,023,452.4397
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  05/01/2006    to  12/31/2006        8.823444         8.985325       3,267,057.7938
  01/01/2007    to  12/31/2007        8.985325        10.090152       3,069,690.3843
  01/01/2008    to  12/31/2008       10.090152         5.359740       2,538,996.6980
  01/01/2009    to  12/31/2009        5.359740         7.568480       2,330,307.4300
  01/01/2010    to  12/31/2010        7.568480         8.136100       2,020,755.9839
  01/01/2011    to  12/31/2011        8.136100         7.884860       1,836,098.7767
  01/01/2012    to  04/27/2012        7.884860         8.860339               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006        4.935343         4.791463          24,083.6633
  01/01/2007    to  12/31/2007        4.791463         5.491468          31,360.9798
  01/01/2008    to  04/25/2008        5.491468         5.234098               0.0000
============   ==== ==========       =========        =========       ==============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       39.710443        42.561621        9,978.9802
  01/01/2007    to  12/31/2007       42.561621        43.565736       16,507.5649
  01/01/2008    to  12/31/2008       43.565736        33.257019       12,673.2343
  01/01/2009    to  12/31/2009       33.257019        38.679734       11,359.1900
  01/01/2010    to  12/31/2010       38.679734        41.759100       11,107.8298
  01/01/2011    to  12/31/2011       41.759100        41.941564       11,861.5815
  01/01/2012    to  12/31/2012       41.941564        45.892564       11,224.2829
  01/01/2013    to  12/31/2013       45.892564        53.554455        8,491.6901
  01/01/2014    to  12/31/2014       53.554455        57.055849        8,086.7412
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       24.162431        24.324571        7,988.1257
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       13.831643        15.729220       16,212.7516
  01/01/2007    to  12/31/2007       15.729220        16.635431       25,742.7000
  01/01/2008    to  12/31/2008       16.635431        11.028899       20,789.4229
  01/01/2009    to  12/31/2009       11.028899        13.093905       22,487.4100
  01/01/2010    to  12/31/2010       13.093905        14.336839       16,737.0616
  01/01/2011    to  12/31/2011       14.336839        14.208657       16,222.7715
  01/01/2012    to  12/31/2012       14.208657        16.285540       13,818.2930
  01/01/2013    to  12/31/2013       16.285540        21.721355       16,350.2540
  01/01/2014    to  12/31/2014       21.721355        23.651613       16,928.7600
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY INCOME SUB-ACCOUNT)
  02/27/2006    to  04/30/2006       20.382944        20.429026       10,498.3274
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       20.439565        20.990044       12,900.3068
  01/01/2007    to  12/31/2007       20.990044        21.467253        6,444.3600
  01/01/2008    to  12/31/2008       21.467253        12.865446        6,467.9561
  01/01/2009    to  12/31/2009       12.865446        15.387595        5,212.9900
  01/01/2010    to  12/31/2010       15.387595        17.305640        3,444.2585
  01/01/2011    to  12/31/2011       17.305640        15.943218        3,294.3215
  01/01/2012    to  12/31/2012       15.943218        18.116387        2,797.0759
  01/01/2013    to  04/26/2013       18.116387        19.932345            0.0000
============   ==== ==========       =========        =========       ===========

                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.851452        19.748305        402,766.1674
   01/01/2014                             to  12/31/2014       19.748305        19.347381        348,408.1583
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
 SUB-ACCOUNT (CLASS B))
   02/27/2006                             to  12/31/2006       16.601176        17.319799          4,105.7965
   01/01/2007                             to  04/27/2007       17.319799        18.807638              0.0000
=============                            ==== ==========       =========        =========        ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.335607        15.344915        852,082.9812
   01/01/2008                             to  12/31/2008       15.344915         9.302868        577,632.8078
   01/01/2009                             to  12/31/2009        9.302868        12.502044        549,877.1900
   01/01/2010                             to  12/31/2010       12.502044        15.093613        534,446.3846
   01/01/2011                             to  12/31/2011       15.093613        14.049713        482,948.0700
   01/01/2012                             to  12/31/2012       14.049713        14.534389        427,820.6872
   01/01/2013                             to  04/26/2013       14.534389        15.741755              0.0000
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       33.405720        20.357828              0.0000
   01/01/2009                             to  12/31/2009       20.357828        28.614127              0.0000
   01/01/2010                             to  12/31/2010       28.614127        32.826008              0.0000
   01/01/2011                             to  12/31/2011       32.826008        31.826995              0.0000
   01/01/2012                             to  12/31/2012       31.826995        37.112075              0.0000
   01/01/2013                             to  12/31/2013       37.112075        50.606759        195,444.0182
   01/01/2014                             to  12/31/2014       50.606759        54.117877        216,954.5920
=============                            ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH SUB-ACCOUNT
 (CLASS B))
   02/27/2006                             to  12/31/2006       33.973666        32.542218              0.0000
   01/01/2007                             to  12/31/2007       32.542218        36.327759             72.4716
   01/01/2008                             to  04/25/2008       36.327759        33.364782              0.0000
=============                            ==== ==========       =========        =========        ============

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.200710        15.502724       86,787.6793
  01/01/2007    to  12/31/2007       15.502724        15.846744      173,390.5817
  01/01/2008    to  12/31/2008       15.846744        15.488235      312,325.8107
  01/01/2009    to  12/31/2009       15.488235        15.840564      480,995.1100
  01/01/2010    to  12/31/2010       15.840564        16.420744      654,029.8508
  01/01/2011    to  12/31/2011       16.420744        16.986337      689,015.3491
  01/01/2012    to  12/31/2012       16.986337        17.198787      610,046.0423
  01/01/2013    to  12/31/2013       17.198787        16.747425      537,936.8763
  01/01/2014    to  12/31/2014       16.747425        16.876560      477,768.6113
============   ==== ==========       =========        =========      ============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B))
  05/02/2011    to  12/31/2011       15.159422        13.393113       12,786.5637
  01/01/2012    to  12/31/2012       13.393113        14.819955       12,821.5406
  01/01/2013    to  12/31/2013       14.819955        19.420939       12,507.6067
  01/01/2014    to  12/31/2014       19.420939        21.059908       11,773.6547
============   ==== ==========       =========        =========      ============
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       28.926346        30.952116        2,112.6286
  01/01/2007    to  12/31/2007       30.952116        32.037982        7,803.4288
  01/01/2008    to  12/31/2008       32.037982        20.852721       18,612.1810
  01/01/2009    to  12/31/2009       20.852721        25.667474       25,251.4300
  01/01/2010    to  12/31/2010       25.667474        29.735535       25,844.7653
  01/01/2011    to  12/31/2011       29.735535        27.513838       30,027.3219
  01/01/2012    to  12/31/2012       27.513838        29.960773       35,742.1704
  01/01/2013    to  12/31/2013       29.960773        39.084043       36,822.8198
  01/01/2014    to  12/31/2014       39.084043        44.089781       36,076.7899
============   ==== ==========       =========        =========      ============
TRUST FOR ADVISED PORTFOLIOS
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT
 (FORMERLY LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       25.838424        26.846079            0.0000
  01/01/2007    to  12/31/2007       26.846079        29.252863            0.0000
  01/01/2008    to  12/31/2008       29.252863        21.499658            0.0000
  01/01/2009    to  12/31/2009       21.499658        25.952365            0.0000
  01/01/2010    to  12/31/2010       25.952365        28.600995            0.0000
  01/01/2011    to  12/31/2011       28.600995        28.100541            0.0000
  01/01/2012    to  12/31/2012       28.100541        30.568514            0.0000
  01/01/2013    to  12/31/2013       30.568514        35.657532            0.0000
  01/01/2014    to  12/31/2014       35.657532        38.299056            0.0000
============   ==== ==========       =========        =========      ============

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                                                                   AMERICAN FUNDS
                                                    ALGER             AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH             BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------    -------------------
ASSETS:
   Investments at fair value..............   $        57,195,868   $        151,245,977   $       312,209,262    $       122,112,150
   Due from MetLife Insurance
     Company USA..........................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------    -------------------
        Total Assets......................            57,195,868            151,245,977           312,209,262            122,112,150
                                             -------------------   --------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees...........................                    --                     31                    74                     79
   Due to MetLife Insurance
     Company USA..........................                    --                     --                     1                      1
                                             -------------------   --------------------   -------------------    -------------------
        Total Liabilities.................                    --                     31                    75                     80
                                             -------------------   --------------------   -------------------    -------------------

NET ASSETS................................   $        57,195,868   $        151,245,946   $       312,209,187    $       122,112,070
                                             ===================   ====================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        57,195,868   $        151,229,105   $       312,200,050    $       122,103,236
   Net assets from contracts in payout....                    --                 16,841                 9,137                  8,834
                                             -------------------   --------------------   -------------------    -------------------
        Total Net Assets..................   $        57,195,868   $        151,245,946   $       312,209,187    $       122,112,070
                                             ===================   ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                             AMERICAN FUNDS        AMERICAN FUNDS       BLACKROCK GLOBAL         DEUTSCHE I
                                                 GROWTH             GROWTH-INCOME        ALLOCATION V.I.        INTERNATIONAL
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        821,201,224  $        390,905,794  $              8,564  $         14,851,303
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           821,201,224           390,905,794                 8,564            14,851,303
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    92                    78                     7                    --
   Due to MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    92                    78                     7                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        821,201,132  $        390,905,716  $              8,557  $         14,851,303
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        821,169,291  $        390,850,420  $              8,557  $         14,851,303
   Net assets from contracts in payout..                31,841                55,296                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        821,201,132  $        390,905,716  $              8,557  $         14,851,303
                                          ====================  ====================  ====================  ====================

                                            FEDERATED HIGH           FEDERATED           FIDELITY VIP          FIDELITY VIP
                                              INCOME BOND             KAUFMAN            ASSET MANAGER          CONTRAFUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            26,378  $             47,257  $         84,977,764  $        631,948,788
   Due from MetLife Insurance
     Company USA........................                   --                    --                     1                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................               26,378                47,257            84,977,765           631,948,788
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    2                     4                     2                    55
   Due to MetLife Insurance
     Company USA........................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    2                     4                     2                    55
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            26,376  $             47,253  $         84,977,763  $        631,948,733
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            26,376  $             47,253  $         84,977,763  $        631,948,080
   Net assets from contracts in payout..                   --                    --                    --                   653
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            26,376  $             47,253  $         84,977,763  $        631,948,733
                                          ===================  ====================  ====================  ====================

                                              FIDELITY VIP          FIDELITY VIP
                                              EQUITY-INCOME       FUNDSMANAGER 50%
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,676,328  $      3,538,458,593
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................             5,676,328         3,538,458,593
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --
   Due to MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    --                    --
                                          --------------------  --------------------

NET ASSETS..............................  $          5,676,328  $      3,538,458,593
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,676,328  $      3,538,458,593
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $          5,676,328  $      3,538,458,593
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                            FUNDSMANAGER 60%           GROWTH               INDEX 500            MID CAP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $      3,994,437,491  $        167,673,936  $        70,165,996  $       446,277,707
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................         3,994,437,491           167,673,936           70,165,996          446,277,708
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                     5                   14                   15
   Due to MetLife Insurance
     Company USA........................                    --                     1                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    --                     6                   14                   15
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,277,693
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,262,210
   Net assets from contracts in payout..                    --                    --                   --               15,483
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,277,693
                                          ====================  ====================  ===================  ===================

                                              FIDELITY VIP          FIDELITY VIP       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                              MONEY MARKET            OVERSEAS           INCOME VIP         MUTUAL SHARES VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         50,947,658  $         4,942,746  $       294,909,970  $        153,109,236
   Due from MetLife Insurance
     Company USA........................                    --                   --                    1                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            50,947,658            4,942,746          294,909,971           153,109,237
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                   --                   43                    14
   Due to MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    10                   --                   43                    14
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         50,947,648  $         4,942,746  $       294,909,928  $        153,109,223
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,947,648  $         4,942,746  $       294,876,463  $        153,099,739
   Net assets from contracts in payout..                    --                   --               33,465                 9,484
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         50,947,648  $         4,942,746  $       294,909,928  $        153,109,223
                                          ====================  ===================  ===================  ====================

                                             FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                           SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        126,502,560  $         73,607,849
   Due from MetLife Insurance
     Company USA........................                    --                     1
                                          --------------------  --------------------
        Total Assets....................           126,502,560            73,607,850
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                    70
   Due to MetLife Insurance
     Company USA........................                     1                    --
                                          --------------------  --------------------
        Total Liabilities...............                     4                    70
                                          --------------------  --------------------

NET ASSETS..............................  $        126,502,556  $         73,607,780
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        126,502,080  $         73,607,780
   Net assets from contracts in payout..                   476                    --
                                          --------------------  --------------------
        Total Net Assets................  $        126,502,556  $         73,607,780
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        250,150,024  $             15,119  $            231,978  $        681,211,335
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           250,150,024                15,119               231,978           681,211,335
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    12                     5                    --                    33
   Due to MetLife Insurance
     Company USA........................                    --                     7                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                    12                    --                    34
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        250,150,012  $             15,107  $            231,978  $        681,211,301
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        250,142,442  $             15,107  $            231,978  $        681,188,907
   Net assets from contracts in payout..                 7,570                    --                    --                22,394
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        250,150,012  $             15,107  $            231,978  $        681,211,301
                                          ====================  ====================  ====================  ====================

                                                                                                                   LMPVET
                                              INVESCO V.I.          INVESCO V.I.          IVY FUNDS VIP     CLEARBRIDGE VARIABLE
                                            GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY       AGGRESSIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              6,935  $        275,881,000  $             45,030  $        316,449,078
   Due from MetLife Insurance
     Company USA........................                     2                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 6,937           275,881,000                45,030           316,449,079
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    27                     6                   146
   Due to MetLife Insurance
     Company USA........................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    10                    28                     7                   146
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              6,927  $        275,880,972  $             45,023  $        316,448,933
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              6,927  $        275,871,788  $             45,023  $        316,437,331
   Net assets from contracts in payout..                    --                 9,184                    --                11,602
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              6,927  $        275,880,972  $             45,023  $        316,448,933
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION          EQUITY INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        426,519,499  $        205,573,539
   Due from MetLife Insurance
     Company USA........................                    --                     1
                                          --------------------  --------------------
        Total Assets....................           426,519,499           205,573,540
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                    58
   Due to MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    58                    58
                                          --------------------  --------------------

NET ASSETS..............................  $        426,519,441  $        205,573,482
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        426,518,386  $        205,566,151
   Net assets from contracts in payout..                 1,055                 7,331
                                          --------------------  --------------------
        Total Net Assets................  $        426,519,441  $        205,573,482
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 LMPVET                LMPVET                LMPVET               LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                            LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         4,631,649  $          8,744,244  $       115,942,858   $           641,061
   Due from MetLife Insurance
     Company USA........................                     1                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................             4,631,650             8,744,244          115,942,858               641,061
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    49                    67                   57                    27
   Due to MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    49                    67                   57                    27
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
   Net assets from contracts in payout..                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
                                          ====================  ====================  ====================  ===================

                                                LMPVET                LMPVET                LMPVET           LMPVIT WESTERN
                                          VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                            ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%       HIGH YIELD BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value............  $        42,335,509  $          1,923,863  $        92,760,229   $       100,641,746
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  ---------------------
        Total Assets....................           42,335,509             1,923,863           92,760,229           100,641,746
                                          -------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                   36                    25                    9                    57
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                     1
                                          -------------------  --------------------  -------------------  ---------------------
        Total Liabilities...............                   37                    25                    9                    58
                                          -------------------  --------------------  -------------------  ---------------------

NET ASSETS..............................  $        42,335,472  $          1,923,838  $        92,760,220   $       100,641,688
                                          ===================  ====================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        42,335,472  $          1,923,838  $        92,760,220   $       100,638,902
   Net assets from contracts in payout..                   --                    --                   --                 2,786
                                          -------------------  --------------------  -------------------  ---------------------
        Total Net Assets................  $        42,335,472  $          1,923,838  $        92,760,220   $       100,641,688
                                          ===================  ====================  ===================  =====================


                                                 MFS VIT              MFS VIT
                                             INVESTORS TRUST       NEW DISCOVERY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $              9,621  $            40,609
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................                 9,621               40,609
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     2                    2
   Due to MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                     2                    2
                                          --------------------  -------------------

NET ASSETS..............................  $              9,619  $            40,607
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              9,619  $            40,607
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
        Total Net Assets................  $              9,619  $            40,607
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                      MIST                  MIST
                                                                ALLIANCEBERNSTEIN      ALLIANZ GLOBAL         MIST AMERICAN
                                                                 GLOBAL DYNAMIC       INVESTORS DYNAMIC      FUNDS BALANCED
                                            MFS VIT RESEARCH       ALLOCATION         MULTI-ASSET PLUS         ALLOCATION
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            26,580  $     3,373,491,434  $         18,986,524  $      3,417,834,616
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               26,580        3,373,491,434            18,986,524         3,417,834,616
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    9                   96                    68                    41
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    9                   96                    68                    42
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            26,571  $     3,373,491,338  $         18,986,456  $      3,417,834,574
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            26,571  $     3,373,431,824  $         18,986,456  $      3,417,726,068
   Net assets from contracts in payout..                   --               59,514                    --               108,506
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            26,571  $     3,373,491,338  $         18,986,456  $      3,417,834,574
                                          ===================  ===================  ====================  ====================


                                              MIST AMERICAN                              MIST AMERICAN           MIST AQR
                                              FUNDS GROWTH          MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                               ALLOCATION           FUNDS GROWTH          ALLOCATION             BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $      1,852,260,713  $        648,671,561  $     1,744,157,182  $      3,001,302,263
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................         1,852,260,713           648,671,561        1,744,157,182         3,001,302,263
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    46                    75                   59                    67
   Due to MetLife Insurance
     Company USA........................                    --                     2                   --                     1
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    46                    77                   59                    68
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $      1,852,260,667  $        648,671,484  $     1,744,157,123  $      3,001,302,195
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      1,851,771,574  $        648,605,633  $     1,743,554,487  $      3,000,889,741
   Net assets from contracts in payout..               489,093                65,851              602,636               412,454
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $      1,852,260,667  $        648,671,484  $     1,744,157,123  $      3,001,302,195
                                          ====================  ====================  ===================  ====================


                                             MIST BLACKROCK
                                             GLOBAL TACTICAL       MIST BLACKROCK
                                               STRATEGIES            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      5,423,637,112  $       238,216,029
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................         5,423,637,112          238,216,029
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    79                  141
   Due to MetLife Insurance
     Company USA........................                     1                    1
                                          --------------------  -------------------
        Total Liabilities...............                    80                  142
                                          --------------------  -------------------

NET ASSETS..............................  $      5,423,637,032  $       238,215,887
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      5,423,550,927  $       238,212,515
   Net assets from contracts in payout..                86,105                3,372
                                          --------------------  -------------------
        Total Net Assets................  $      5,423,637,032  $       238,215,887
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                             MIST                  MIST
                                              MIST CLARION        MIST CLEARBRIDGE       GOLDMAN SACHS        HARRIS OAKMARK
                                           GLOBAL REAL ESTATE     AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        330,178,733  $       586,572,644  $        178,512,732  $       663,509,362
   Due from MetLife Insurance
     Company USA........................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           330,178,733          586,572,646           178,512,732          663,509,362
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    89                  141                    62                  110
   Due to MetLife Insurance
     Company USA........................                     1                   --                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    90                  141                    63                  110
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        330,178,643  $       586,572,505  $        178,512,669  $       663,509,252
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        330,153,127  $       586,499,132  $        178,469,747  $       663,340,501
   Net assets from contracts in payout..                25,516               73,373                42,922              168,751
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        330,178,643  $       586,572,505  $        178,512,669  $       663,509,252
                                          ====================  ===================  ====================  ===================

                                              MIST INVESCO
                                              BALANCED-RISK       MIST INVESCO          MIST INVESCO         MIST INVESCO
                                               ALLOCATION           COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       832,374,525  $       813,000,163  $       258,407,718  $        308,642,373
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          832,374,525          813,000,163          258,407,718           308,642,373
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   78                   86                  109                   100
   Due to MetLife Insurance
     Company USA........................                    2                    1                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   80                   87                  109                   100
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       832,374,445  $       813,000,076  $       258,407,609  $        308,642,273
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       832,374,445  $       812,950,677  $       258,398,671  $        308,576,753
   Net assets from contracts in payout..                   --               49,399                8,938                65,520
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       832,374,445  $       813,000,076  $       258,407,609  $        308,642,273
                                          ===================  ===================  ===================  ====================

                                                                   MIST JPMORGAN
                                              MIST JPMORGAN        GLOBAL ACTIVE
                                                CORE BOND           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       355,237,997  $        905,975,523
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          355,237,997           905,975,523
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   36                    64
   Due to MetLife Insurance
     Company USA........................                    1                     1
                                          -------------------  --------------------
       Total Liabilities................                   37                    65
                                          -------------------  --------------------

NET ASSETS..............................  $       355,237,960  $        905,975,458
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       355,232,400  $        905,975,458
   Net assets from contracts in payout..                5,560                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       355,237,960  $        905,975,458
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                                                   MIST
                                              MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT       MET/EATON VANCE
                                             SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE         FLOATING RATE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,932,671  $        177,351,113  $        234,576,705  $        73,909,283
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................           27,932,671           177,351,113           234,576,705           73,909,283
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  170                    82                   146                   71
   Due to MetLife Insurance
     Company USA........................                    1                     1                     1                    2
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  171                    83                   147                   73
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        27,932,500  $        177,351,030  $        234,576,558  $        73,909,210
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,932,500  $        177,351,030  $        234,361,305  $        73,909,210
   Net assets from contracts in payout..                   --                    --               215,253                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $        27,932,500  $        177,351,030  $        234,576,558  $        73,909,210
                                          ===================  ====================  ====================  ===================

                                            MIST MET/FRANKLIN
                                              LOW DURATION      MIST MET/TEMPLETON        MIST METLIFE          MIST METLIFE
                                              TOTAL RETURN      INTERNATIONAL BOND    ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        173,125,015  $        47,183,949   $        641,574,848  $      7,268,454,205
   Due from MetLife Insurance
     Company USA........................                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           173,125,015           47,183,949            641,574,848         7,268,454,205
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    97                   73                     54                    72
   Due to MetLife Insurance
     Company USA........................                     1                    1                     --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    98                   74                     54                    73
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        173,124,917  $        47,183,875   $        641,574,794  $      7,268,454,132
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        173,124,917  $        47,183,875   $        641,512,488  $      7,268,307,577
   Net assets from contracts in payout..                    --                   --                 62,306               146,555
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        173,124,917  $        47,183,875   $        641,574,794  $      7,268,454,132
                                          ====================  ====================  ====================  ====================

                                             MIST METLIFE
                                              MULTI-INDEX          MIST METLIFE
                                             TARGETED RISK        SMALL CAP VALUE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       421,514,023  $        291,013,971
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
        Total Assets....................          421,514,023           291,013,971
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   67                    70
   Due to MetLife Insurance
     Company USA........................                    1                     1
                                          -------------------  --------------------
        Total Liabilities...............                   68                    71
                                          -------------------  --------------------

NET ASSETS..............................  $       421,513,955  $        291,013,900
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       421,513,955  $        290,844,236
   Net assets from contracts in payout..                   --               169,664
                                          -------------------  --------------------
        Total Net Assets................  $       421,513,955  $        291,013,900
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                       MIST                 MIST
                                           MIST MFS EMERGING       MFS RESEARCH        MORGAN STANLEY      MIST OPPENHEIMER
                                            MARKETS EQUITY         INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       425,619,474  $       287,913,119  $       240,528,764  $        72,351,117
   Due from MetLife Insurance
     Company USA........................                   --                    1                    1                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          425,619,474          287,913,120          240,528,765           72,351,121
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   88                  111                   77                  122
   Due to MetLife Insurance
     Company USA........................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   88                  111                   77                  122
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       425,619,386  $       287,913,009  $       240,528,688  $        72,350,999
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       425,583,019  $       287,825,920  $       240,528,118  $        72,350,999
   Net assets from contracts in payout..               36,367               87,089                  570                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       425,619,386  $       287,913,009  $       240,528,688  $        72,350,999
                                          ===================  ===================  ===================  ===================

                                                  MIST                 MIST
                                             PANAGORA GLOBAL      PIMCO INFLATION           MIST                  MIST
                                            DIVERSIFIED RISK      PROTECTED BOND     PIMCO TOTAL RETURN       PIONEER FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        10,161,728  $       732,596,547  $     1,787,038,159   $        305,917,633
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                      1
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           10,161,728          732,596,547        1,787,038,159            305,917,634
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   83                  142                  131                    170
   Due to MetLife Insurance
     Company USA........................                    1                    1                    2                     --
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                   84                  143                  133                    170
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        10,161,644  $       732,596,404  $     1,787,038,026   $        305,917,464
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        10,161,644  $       732,474,140  $     1,786,748,928   $        305,909,200
   Net assets from contracts in payout..                   --              122,264              289,098                  8,264
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        10,161,644  $       732,596,404  $     1,787,038,026   $        305,917,464
                                          ===================  ===================  ====================  ====================


                                             MIST PIONEER         MIST PYRAMIS
                                           STRATEGIC INCOME     GOVERNMENT INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       943,852,965  $       680,446,382
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          943,852,965          680,446,382
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  130                  102
   Due to MetLife Insurance
     Company USA........................                    3                    2
                                          -------------------  -------------------
       Total Liabilities................                  133                  104
                                          -------------------  -------------------

NET ASSETS..............................  $       943,852,832  $       680,446,278
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       943,838,894  $       680,240,700
   Net assets from contracts in payout..               13,938              205,578
                                          -------------------  -------------------
       Total Net Assets.................  $       943,852,832  $       680,446,278
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                              MIST PYRAMIS        MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA
                                              MANAGED RISK      GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       163,513,477  $       493,381,059  $     1,513,705,698  $       501,804,786
   Due from MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          163,513,477          493,381,059        1,513,705,699          501,804,786
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   87                   79                   67                   81
   Due to MetLife Insurance
     Company USA........................                    1                    1                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   88                   80                   67                   81
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       163,513,389  $       493,380,979  $     1,513,705,632  $       501,804,705
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       163,513,389  $       493,380,979  $     1,513,519,313  $       501,804,705
   Net assets from contracts in payout..                   --                   --              186,319                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       163,513,389  $       493,380,979  $     1,513,705,632  $       501,804,705
                                          ===================  ===================  ===================  ===================

                                          MIST T. ROWE PRICE    MIST T. ROWE PRICE        MIST WMC        MSF BAILLIE GIFFORD
                                            LARGE CAP VALUE       MID CAP GROWTH     LARGE CAP RESEARCH   INTERNATIONAL STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       838,816,511  $       537,586,266  $        17,260,533  $        269,502,492
   Due from MetLife Insurance
     Company USA........................                   37                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          838,816,548          537,586,266           17,260,533           269,502,492
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  126                   57                  138                    58
   Due to MetLife Insurance
     Company USA........................                   --                    1                   --                     3
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  126                   58                  138                    61
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       838,816,422  $       537,586,208  $        17,260,395  $        269,502,431
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       838,476,822  $       537,465,126  $        17,260,395  $        269,496,853
   Net assets from contracts in payout..              339,600              121,082                   --                 5,578
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       838,816,422  $       537,586,208  $        17,260,395  $        269,502,431
                                          ===================  ===================  ===================  ====================

                                              MSF BARCLAYS          MSF BLACKROCK
                                          AGGREGATE BOND INDEX       BOND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............   $       213,476,121  $        63,615,159
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           213,476,121           63,615,159
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   121                  113
   Due to MetLife Insurance
     Company USA........................                     1                    1
                                          --------------------  -------------------
       Total Liabilities................                   122                  114
                                          --------------------  -------------------

NET ASSETS..............................   $       213,475,999  $        63,615,045
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       213,470,419  $        63,607,681
   Net assets from contracts in payout..                 5,580                7,364
                                          --------------------  -------------------
       Total Net Assets.................   $       213,475,999  $        63,615,045
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK        MSF FRONTIER
                                          CAPITAL APPRECIATION    LARGE CAP VALUE        MONEY MARKET        MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         14,686,667  $         4,201,574  $       395,886,560  $         81,297,599
   Due from MetLife Insurance
     Company USA........................                     2                   --                   57                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            14,686,669            4,201,574          395,886,617            81,297,599
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   241                    9                  250                    61
   Due to MetLife Insurance
     Company USA........................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   241                   10                  250                    61
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         14,686,428  $         4,201,564  $       395,886,367  $         81,297,538
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,686,428  $         4,201,564  $       395,836,852  $         81,268,735
   Net assets from contracts in payout..                    --                   --               49,515                28,803
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         14,686,428  $         4,201,564  $       395,886,367  $         81,297,538
                                          ====================  ===================  ===================  ====================


                                                   MSF           MSF LOOMIS SAYLES     MSF LOOMIS SAYLES    MSF MET/ARTISAN
                                             JENNISON GROWTH      SMALL CAP CORE       SMALL CAP GROWTH      MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        529,020,407  $        13,706,569  $           293,479  $       244,385,573
   Due from MetLife Insurance
     Company USA........................                    --                   --                    1                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           529,020,407           13,706,569              293,480          244,385,573
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    83                   98                   47                   48
   Due to MetLife Insurance
     Company USA........................                     1                   --                   --                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    84                   98                   47                   50
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        529,020,323  $        13,706,471  $           293,433  $       244,385,523
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        528,638,813  $        13,706,471  $           293,433  $       244,204,544
   Net assets from contracts in payout..               381,510                   --                   --              180,979
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        529,020,323  $        13,706,471  $           293,433  $       244,385,523
                                          ====================  ===================  ===================  ===================

                                           MSF MET/DIMENSIONAL
                                           INTERNATIONAL SMALL       MSF METLIFE
                                                 COMPANY         ASSET ALLOCATION 20
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        58,174,167   $         41,687,651
   Due from MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           58,174,167             41,687,651
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   78                    107
   Due to MetLife Insurance
     Company USA........................                    1                      1
                                          --------------------  --------------------
       Total Liabilities................                   79                    108
                                          --------------------  --------------------

NET ASSETS..............................  $        58,174,088   $         41,687,543
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,174,088   $         41,687,543
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
       Total Net Assets.................  $        58,174,088   $         41,687,543
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                               MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80  MID CAP STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $      4,991,456,871  $     7,527,991,215   $      6,507,894,396  $       127,735,941
   Due from MetLife Insurance
     Company USA........................                    --                   --                      9                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................         4,991,456,871        7,527,991,215          6,507,894,405          127,735,941
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    61                   58                     58                   69
   Due to MetLife Insurance
     Company USA........................                     2                    1                     --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    63                   59                     58                   69
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $      4,991,456,808  $     7,527,991,156   $      6,507,894,347  $       127,735,872
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      4,990,904,086  $     7,526,229,859   $      6,507,167,274  $       127,735,872
   Net assets from contracts in payout..               552,722            1,761,297                727,073                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $      4,991,456,808  $     7,527,991,156   $      6,507,894,347  $       127,735,872
                                          ====================  ====================  ====================  ===================

                                               MSF METLIFE              MSF                                     MSF MSCI
                                               STOCK INDEX       MFS TOTAL RETURN        MSF MFS VALUE         EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       610,830,320  $         45,817,625  $       255,402,150  $        101,223,384
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          610,830,320            45,817,625          255,402,150           101,223,385
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   87                   170                  179                    97
   Due to MetLife Insurance
     Company USA........................                   --                    --                    5                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   87                   170                  184                    97
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       610,830,233  $         45,817,455  $       255,401,966  $        101,223,288
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       610,688,854  $         45,817,455  $       255,392,733  $        101,223,288
   Net assets from contracts in payout..              141,379                    --                9,233                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       610,830,233  $         45,817,455  $       255,401,966  $        101,223,288
                                          ===================  ====================  ===================  ====================

                                              MSF NEUBERGER             MSF
                                             BERMAN GENESIS     RUSSELL 2000 INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       150,104,356  $        144,858,222
   Due from MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................          150,104,357           144,858,222
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  132                    75
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                  132                    76
                                          -------------------  --------------------

NET ASSETS..............................  $       150,104,225  $        144,858,146
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       150,074,776  $        144,858,146
   Net assets from contracts in payout..               29,449                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       150,104,225  $        144,858,146
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                        MSF VAN ECK        MSF WESTERN ASSET
                                           MSF T. ROWE PRICE     MSF T. ROWE PRICE    GLOBAL NATURAL     MANAGEMENT STRATEGIC
                                           LARGE CAP GROWTH      SMALL CAP GROWTH        RESOURCES        BOND OPPORTUNITIES
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       166,959,423  $         9,976,456  $        89,288,183  $            12,748
   Due from MetLife Insurance
     Company USA........................                   --                    1                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          166,959,423            9,976,457           89,288,183               12,748
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   86                   37                   54                    5
   Due to MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   86                   37                   55                    5
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       166,959,337  $         9,976,420  $        89,288,128  $            12,743
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       166,918,677  $         9,976,420  $        89,288,128  $            12,743
   Net assets from contracts in payout..               40,660                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       166,959,337  $         9,976,420  $        89,288,128  $            12,743
                                          ===================  ===================  ===================  ====================

                                           MSF WESTERN ASSET          MSF WMC
                                              MANAGEMENT            CORE EQUITY           NEUBERGER          OPPENHEIMER VA
                                            U.S. GOVERNMENT        OPPORTUNITIES       BERMAN GENESIS           CORE BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       276,085,791  $        609,015,260  $             9,019  $              8,346
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          276,085,791           609,015,260                9,019                 8,347
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  128                   147                    6                     1
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  129                   147                    6                     1
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       276,085,662  $        609,015,113  $             9,013  $              8,346
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       276,070,488  $        608,686,202  $             9,013  $              8,346
   Net assets from contracts in payout..               15,174               328,911                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       276,085,662  $        609,015,113  $             9,013  $              8,346
                                          ===================  ====================  ===================  ====================

                                            OPPENHEIMER VA        OPPENHEIMER VA
                                           GLOBAL STRATEGIC         MAIN STREET
                                                INCOME               SMALL CAP
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $             4,558  $        126,466,517
   Due from MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................                4,559           126,466,517
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     2
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                    3                     3
                                          -------------------  --------------------

NET ASSETS..............................  $             4,556  $        126,466,514
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             4,556  $        126,466,514
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
       Total Net Assets.................  $             4,556  $        126,466,514
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                           PIMCO VIT            PIMCO VIT
                                             OPPENHEIMER VA        OPPENHEIMER VA     COMMODITYREALRETURN       EMERGING
                                               MAIN STREET              MONEY              STRATEGY            MARKET BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $            106,093  $             3,803  $             13,183  $            15,210
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................               106,093                3,803                13,183               15,210
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     8                   10                    13                    7
   Due to MetLife Insurance
     Company USA........................                    --                   --                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     8                   10                    13                    8
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $            106,085  $             3,793  $             13,170  $            15,202
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            106,085  $             3,793  $             13,170  $            15,202
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $            106,085  $             3,793  $             13,170  $            15,202
                                          ====================  ===================  ====================  ===================


                                               PIMCO VIT            PIONEER VCT          PIONEER VCT          T. ROWE PRICE
                                          UNCONSTRAINED BOND       MID CAP VALUE     REAL ESTATE SHARES       GROWTH STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $             4,760  $         74,903,043  $           249,972  $          7,511,743
   Due from MetLife Insurance
     Company USA........................                   --                     1                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................                4,760            74,903,044              249,972             7,511,743
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    1                    48                   93                    --
   Due to MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    1                    48                   93                     1
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $             4,759  $         74,902,996  $           249,879  $          7,511,742
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             4,759  $         74,902,996  $           249,879  $          7,511,742
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $             4,759  $         74,902,996  $           249,879  $          7,511,742
                                          ===================  ====================  ===================  ====================


                                             T. ROWE PRICE         T. ROWE PRICE
                                          INTERNATIONAL STOCK      PRIME RESERVE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           623,024  $           514,215
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              623,024              514,215
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $           623,024  $           514,215
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           623,024  $           514,215
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           623,024  $           514,215
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                                   TAP 1919 VARIABLE                                 VAN ECK VIP
                                                                  SOCIALLY RESPONSIVE         UIF GLOBAL             LONG/SHORT
                                                                       BALANCED             INFRASTRUCTURE          EQUITY INDEX
                                                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                                                 --------------------    --------------------   --------------------
ASSETS:
   Investments at fair value...................................  $            253,880    $              8,469   $             16,779
   Due from MetLife Insurance
     Company USA...............................................                     1                      --                     --
                                                                 --------------------    --------------------   --------------------
        Total Assets...........................................               253,881                   8,469                 16,779
                                                                 --------------------    --------------------   --------------------
LIABILITIES:
   Accrued fees................................................                    41                       4                      9
   Due to MetLife Insurance
     Company USA...............................................                    --                      --                      1
                                                                 --------------------    --------------------   --------------------
        Total Liabilities......................................                    41                       4                     10
                                                                 --------------------    --------------------   --------------------

NET ASSETS.....................................................  $            253,840    $              8,465   $             16,769
                                                                 ====================    ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..........................  $            253,840    $              8,465   $             16,769
   Net assets from contracts in payout.........................                    --                      --                     --
                                                                 --------------------    --------------------   --------------------
        Total Net Assets.......................................  $            253,840    $              8,465   $             16,769
                                                                 ====================    ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               AMERICAN FUNDS
                                                    ALGER            AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL
                                              SMALL CAP GROWTH            BOND             GLOBAL GROWTH       CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,943,284  $         3,596,844  $           152,541
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              798,826            1,659,056            3,693,821            1,418,413
      Administrative charges...............                   --              378,400              772,469              263,914
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              798,826            2,037,456            4,466,290            1,682,327
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (798,826)              905,828            (869,446)          (1,529,786)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,263,274               55,659           30,333,970              555,180
      Realized gains (losses) on sale of
        investments........................              531,702              250,756            4,507,434            2,222,446
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            5,794,976              306,415           34,841,404            2,777,626
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,736,249)            4,487,780         (31,374,425)            (217,375)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               58,727            4,794,195            3,466,979            2,560,251
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (740,099)  $         5,700,023  $         2,597,533  $         1,030,465
                                             ===================  ===================  ===================  ===================


                                                AMERICAN FUNDS       AMERICAN FUNDS      BLACKROCK GLOBAL        DEUTSCHE I
                                                    GROWTH            GROWTH-INCOME       ALLOCATION V.I.       INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         6,425,095  $         4,950,647  $               183  $           303,234
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,986,171            4,847,033                    6              233,075
      Administrative charges...............            1,993,293              885,227                    1                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,979,464            5,732,260                    7              233,075
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (5,554,369)            (781,613)                  176               70,159
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           40,539,557           18,739,094                  655                   --
      Realized gains (losses) on sale of
        investments........................           33,606,757           12,219,050                   --            (332,105)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           74,146,314           30,958,144                  655            (332,105)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,021,445)            3,352,629                (974)          (2,003,646)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           61,124,869           34,310,773                (319)          (2,335,751)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        55,570,500  $        33,529,160  $             (143)  $       (2,265,592)
                                             ===================  ===================  ===================  ===================


                                               FEDERATED HIGH          FEDERATED
                                                 INCOME BOND            KAUFMAN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,573  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  374                  636
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  374                  636
                                             -------------------  -------------------
          Net investment income (loss).....                1,199                (636)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                4,778
      Realized gains (losses) on sale of
        investments........................                    1                  482
                                             -------------------  -------------------
          Net realized gains (losses)......                    1                5,260
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                (866)              (1,010)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (865)                4,250
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               334  $             3,614
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                ASSET MANAGER          CONTRAFUND          EQUITY-INCOME       FUNDSMANAGER 50%
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,289,608  $          5,468,276  $           159,700  $         39,994,738
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,189,338             7,421,280               81,418            54,593,742
      Administrative charges...............                   --               915,061                   --                    --
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,189,338             8,336,341               81,418            54,593,742
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              100,270           (2,868,065)               78,282          (14,599,004)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,083,560            12,377,051               79,224            27,091,468
      Realized gains (losses) on sale of
        investments........................            1,009,810            26,454,957               53,544                 2,515
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            5,093,370            38,832,008              132,768            27,093,983
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,349,291)            25,038,910              191,058            69,079,003
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,744,079            63,870,918              323,826            96,172,986
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,844,349  $         61,002,853  $           402,108  $         81,573,982
                                             ===================  ====================  ===================  ====================

                                                 FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                               FUNDSMANAGER 60%           GROWTH              INDEX 500              MID CAP
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         49,645,312  $           308,790  $          1,101,320  $            84,231
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            79,383,909            2,269,180               934,355            4,909,789
      Administrative charges...............                    --                   --                    --            1,100,532
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            79,383,909            2,269,180               934,355            6,010,321
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....          (29,738,597)          (1,960,390)               166,965          (5,926,090)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           106,313,573                   --                61,135           10,457,143
      Realized gains (losses) on sale of
        investments........................            44,775,147            6,685,051             2,907,020            5,343,375
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....           151,088,720            6,685,051             2,968,155           15,800,518
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            10,595,817           11,054,078             4,754,472           10,107,932
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           161,684,537           17,739,129             7,722,627           25,908,450
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        131,945,940  $        15,778,739  $          7,889,592  $        19,982,360
                                             ====================  ===================  ====================  ===================

                                                FIDELITY VIP          FIDELITY VIP
                                                MONEY MARKET            OVERSEAS
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             8,944  $             71,100
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,625,244                68,683
      Administrative charges...............                   --                    --
                                             -------------------  --------------------
        Total expenses.....................            1,625,244                68,683
                                             -------------------  --------------------
           Net investment income (loss)....          (1,616,300)                 2,417
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 1,431
      Realized gains (losses) on sale of
        investments........................                   --                58,714
                                             -------------------  --------------------
           Net realized gains (losses).....                   --                60,145
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                   --             (589,122)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --             (528,977)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,616,300)  $          (526,560)
                                             ===================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN       FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                                  INCOME VIP        MUTUAL SHARES VIP    SMALL CAP VALUE VIP      FOREIGN VIP
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        15,199,458  $          3,135,687  $           766,132   $         1,533,782
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,401,258             1,778,227            1,360,274             1,279,065
      Administrative charges...............              763,744               391,037              313,235               206,418
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            4,165,002             2,169,264            1,673,509             1,485,483
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....           11,034,456               966,423            (907,377)                48,299
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               815,306            9,238,289                    --
      Realized gains (losses) on sale of
        investments........................            2,072,298             3,503,129            2,014,411             1,031,529
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            2,072,298             4,318,435           11,252,700             1,031,529
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,371,554)             3,347,372         (11,208,452)          (11,682,571)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,299,256)             7,665,807               44,248          (10,651,042)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,735,200  $          8,632,230  $         (863,129)   $      (10,602,743)
                                             ===================  ====================  ====================  ===================

                                               FTVIPT TEMPLETON       INVESCO V.I.          INVESCO V.I.         INVESCO V.I.
                                                GLOBAL BOND VIP    AMERICAN FRANCHISE        CORE EQUITY       EQUITY AND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        13,120,254  $                 --  $              2,179  $        10,470,109
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,781,549                   724                 3,500            7,442,427
      Administrative charges...............              642,197                    --                    --            1,660,128
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,423,746                   724                 3,500            9,102,555
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            9,696,508                 (724)               (1,321)            1,367,554
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                 1,217           32,290,517
      Realized gains (losses) on sale of
        investments........................             (97,489)                46,339                12,927           10,802,571
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....             (97,489)                46,339                14,144           43,093,088
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,236,911)              (52,381)                 2,433            2,305,377
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (8,334,400)               (6,042)                16,577           45,398,465
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,362,108  $            (6,766)  $             15,256  $        46,766,019
                                             ===================  ====================  ====================  ===================

                                                 INVESCO V.I.          INVESCO V.I.
                                               GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                126  $         3,897,094
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,274,926            3,099,816
      Administrative charges...............               285,712              703,728
                                             --------------------  --------------------
        Total expenses.....................             1,560,638            3,803,544
                                             --------------------  --------------------
           Net investment income (loss)....           (1,560,512)               93,550
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   817                   --
      Realized gains (losses) on sale of
        investments........................           119,592,828            3,452,220
                                             --------------------  --------------------
           Net realized gains (losses).....           119,593,645            3,452,220
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (115,750,581)          (6,631,350)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             3,843,064          (3,179,130)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,282,552  $       (3,085,580)
                                             ====================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                         LMPVET                LMPVET                LMPVET
                                                IVY FUNDS VIP     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION          EQUITY INCOME
                                               SUB-ACCOUNT (a)         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $           520,648   $         4,838,410   $         4,076,515
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    5             3,545,931             4,691,757             2,270,124
      Administrative charges...............                    1               755,366             1,029,463               498,162
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                    6             4,301,297             5,721,220             2,768,286
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....                  (6)           (3,780,649)             (882,810)             1,308,229
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            19,619,365            16,068,149                    --
      Realized gains (losses) on sale of
        investments........................                   --            13,107,269             7,597,048             4,299,834
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......                   --            32,726,634            23,665,197             4,299,834
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                (526)            22,284,631            14,760,295            16,931,806
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (526)            55,011,265            38,425,492            21,231,640
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (532)   $        51,230,616   $        37,542,682   $        22,539,869
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE   PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH         SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (a)
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            23,233   $           152,233   $                --   $             1,231
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               73,244               116,402             1,270,738                   210
      Administrative charges...............               12,057                19,407               272,921                    49
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................               85,301               135,809             1,543,659                   259
                                             --------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (62,068)                16,424           (1,543,659)                   972
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              604,827               624,894            12,271,711                    --
      Realized gains (losses) on sale of
        investments........................              314,912               201,624             2,590,249                    --
                                             --------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              919,739               826,518            14,861,960                    --
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (332,781)              (94,646)          (10,235,288)                   314
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              586,958               731,872             4,626,672                   314
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           524,890   $           748,296   $         3,083,013   $             1,286
                                             ====================  ====================  ====================  ===================

                                                    LMPVET               LMPVET
                                              VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                                ALLOCATION 50%       ALLOCATION 70%
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,082,804  $            38,179
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              486,828               30,279
      Administrative charges...............              109,932                5,490
                                             -------------------  -------------------
        Total expenses.....................              596,760               35,769
                                             -------------------  -------------------
          Net investment income (loss).....              486,044                2,410
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            1,019,129              134,694
                                             -------------------  -------------------
          Net realized gains (losses)......            1,019,129              134,694
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (36,134)             (62,721)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              982,995               71,973
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,469,039  $            74,383
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   LMPVET            LMPVIT WESTERN
                                             VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL         MFS VIT              MFS VIT
                                               ALLOCATION 85%        HIGH YIELD BOND        INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,656,044  $         7,537,431    $                88  $                --
                                             -------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,048,102            1,239,948                    201                  579
      Administrative charges...............              234,319              265,108                     --                   --
                                             -------------------  ---------------------  -------------------  -------------------
        Total expenses.....................            1,282,421            1,505,056                    201                  579
                                             -------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....              373,623            6,032,375                  (113)                (579)
                                             -------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,933,617                   --                    720                8,458
      Realized gains (losses) on sale of
        investments........................            2,501,026              113,974                  6,712                  508
                                             -------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......            5,434,643              113,974                  7,432                8,966
                                             -------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,807,313)          (8,718,909)                (6,574)             (12,305)
                                             -------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,627,330          (8,604,935)                    858              (3,339)
                                             -------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,000,953  $       (2,572,560)    $               745  $           (3,918)
                                             ===================  =====================  ===================  ===================

                                                                          MIST                 MIST
                                                                    ALLIANCEBERNSTEIN     ALLIANZ GLOBAL        MIST AMERICAN
                                                                     GLOBAL DYNAMIC      INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH        ALLOCATION        MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               387  $        65,209,125  $             80,594  $        43,573,207
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  682           39,348,602                60,973           44,254,065
      Administrative charges...............                   --            8,397,787                14,797            8,594,116
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................                  682           47,746,389                75,770           52,848,181
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....                (295)           17,462,736                 4,824          (9,274,974)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                3,513           64,924,369               169,949          332,687,325
      Realized gains (losses) on sale of
        investments........................               15,644           26,348,829                 1,372           45,787,128
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......               19,157           91,273,198               171,321          378,474,453
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (16,582)           81,273,478                67,003        (221,142,935)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                2,575          172,546,676               238,324          157,331,518
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,280  $       190,009,412  $            243,148  $       148,056,544
                                             ===================  ===================  ====================  ===================


                                                MIST AMERICAN
                                                FUNDS GROWTH          MIST AMERICAN
                                                 ALLOCATION           FUNDS GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        19,016,568  $         3,496,860
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           24,317,518            8,083,381
      Administrative charges...............            4,628,783            1,577,377
                                             -------------------  -------------------
        Total expenses.....................           28,946,301            9,660,758
                                             -------------------  -------------------
          Net investment income (loss).....          (9,929,733)          (6,163,898)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          282,001,792           37,016,758
      Realized gains (losses) on sale of
        investments........................           29,425,874           21,121,263
                                             -------------------  -------------------
          Net realized gains (losses)......          311,427,666           58,138,021
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (216,740,668)         (11,947,440)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           94,686,998           46,190,581
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        84,757,265  $        40,026,683
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST AMERICAN          MIST AQR          MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED            STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        25,942,038  $                --  $        61,497,671  $        16,189,549
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           22,791,824           37,431,539           64,217,014            3,498,630
      Administrative charges...............            4,438,090            8,010,789           13,701,030              665,106
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           27,229,914           45,442,328           77,918,044            4,163,736
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,287,876)         (45,442,328)         (16,420,373)           12,025,813
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          154,394,431           14,732,500          290,055,944           12,328,315
      Realized gains (losses) on sale of
        investments........................           22,369,485            8,917,836           36,092,852              388,485
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          176,763,916           23,650,336          326,148,796           12,716,800
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (97,636,993)          108,694,006         (72,592,431)         (19,968,507)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           79,126,923          132,344,342          253,556,365          (7,251,707)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        77,839,047  $        86,902,014  $       237,135,992  $         4,774,106
                                             ===================  ===================  ===================  ===================

                                                                                              MIST                 MIST
                                                MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS       HARRIS OAKMARK
                                             GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,939,912  $           602,873  $           921,727  $        16,629,378
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,712,146            7,298,827            2,322,451            9,229,813
      Administrative charges...............              713,293            1,360,440              429,183            1,727,882
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,425,439            8,659,267            2,751,634           10,957,695
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,485,527)          (8,056,394)          (1,829,907)            5,671,683
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --           29,842,041           66,592,068
      Realized gains (losses) on sale of
        investments........................            1,432,009           36,635,069            5,064,218            8,223,909
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,432,009           36,635,069           34,906,259           74,815,977
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           29,887,079           56,948,433         (14,180,162)        (131,491,626)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           31,319,088           93,583,502           20,726,097         (56,675,649)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,833,561  $        85,527,108  $        18,896,190  $      (51,003,966)
                                             ===================  ===================  ===================  ===================

                                                MIST INVESCO
                                                BALANCED-RISK        MIST INVESCO
                                                 ALLOCATION            COMSTOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         4,170,318
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,454,240            8,375,886
      Administrative charges...............            2,079,801            1,742,449
                                             -------------------  -------------------
        Total expenses.....................           11,534,041           10,118,335
                                             -------------------  -------------------
          Net investment income (loss).....         (11,534,041)          (5,948,017)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           38,797,809                   --
      Realized gains (losses) on sale of
        investments........................            1,704,073           19,778,596
                                             -------------------  -------------------
          Net realized gains (losses)......           40,501,882           19,778,596
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,357,344           42,690,949
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           44,859,226           62,469,545
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        33,325,185  $        56,521,528
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               MIST JPMORGAN
                                                 MIST INVESCO         MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE
                                                 MID CAP VALUE      SMALL CAP GROWTH        CORE BOND           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           737,527  $                --  $         4,627,654  $         9,641,772
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,870,504            4,044,756            4,232,507            9,836,384
      Administrative charges...............              559,463              768,448              813,815            2,139,255
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,429,967            4,813,204            5,046,322           11,975,639
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (2,692,440)          (4,813,204)            (418,668)          (2,333,867)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,568,499           36,435,193            1,754,274           26,321,334
      Realized gains (losses) on sale of
        investments........................            4,714,795           11,314,956            (459,411)            1,218,964
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           32,283,294           47,750,149            1,294,863           27,540,298
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (9,866,841)         (24,251,382)           10,102,500           19,805,708
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           22,416,453           23,498,767           11,397,363           47,346,006
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,724,013  $        18,685,563  $        10,978,695  $        45,012,139
                                             ===================  ===================  ===================  ===================

                                                                                                                   MIST
                                                 MIST JPMORGAN    MIST LOOMIS SAYLES    MIST LORD ABBETT      MET/EATON VANCE
                                                SMALL CAP VALUE     GLOBAL MARKETS       BOND DEBENTURE        FLOATING RATE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           291,033  $         3,650,465  $        14,555,989  $         2,980,447
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              407,340            2,307,636            3,549,683            1,116,813
      Administrative charges...............               67,776              438,865              621,433              204,411
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              475,116            2,746,501            4,171,116            1,321,224
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (184,083)              903,964           10,384,873            1,659,223
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,224,542                   --            7,077,870              370,498
      Realized gains (losses) on sale of
        investments........................              840,940            5,851,208            3,798,700            (159,240)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            4,065,482            5,851,208           10,876,570              211,258
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,083,282)          (3,452,819)         (13,286,737)          (2,518,686)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              982,200            2,398,389          (2,410,167)          (2,307,428)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           798,117  $         3,302,353  $         7,974,706  $         (648,205)
                                             ===================  ===================  ===================  ===================

                                              MIST MET/FRANKLIN
                                                LOW DURATION      MIST MET/TEMPLETON
                                                TOTAL RETURN      INTERNATIONAL BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        3,758,068  $         2,342,050
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,290,724              641,367
      Administrative charges...............             436,996              126,381
                                             ------------------  -------------------
        Total expenses.....................           2,727,720              767,748
                                             ------------------  -------------------
          Net investment income (loss).....           1,030,348            1,574,302
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --
      Realized gains (losses) on sale of
        investments........................           (132,806)            (178,047)
                                             ------------------  -------------------
          Net realized gains (losses)......           (132,806)            (178,047)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,819,015)          (1,505,639)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (1,951,821)          (1,683,686)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (921,473)  $         (109,384)
                                             ==================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            MIST METLIFE
                                                 MIST METLIFE          MIST METLIFE          MULTI-INDEX        MIST METLIFE
                                             ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK      SMALL CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,637,241   $       121,337,282  $                --  $           138,649
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,859,623            80,443,367            3,876,561            4,203,910
      Administrative charges...............            1,628,395            17,305,788              847,479              754,614
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................           10,488,018            97,749,155            4,724,040            4,958,524
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (5,850,777)            23,588,127          (4,724,040)          (4,819,875)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           537,909,978            1,029,216           12,962,190
      Realized gains (losses) on sale of
        investments........................           16,294,442            14,161,916              411,784           15,771,165
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           16,294,442           552,071,894            1,441,000           28,733,355
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,631,228          (36,064,867)           28,321,809         (23,969,258)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           27,925,670           516,007,027           29,762,809            4,764,097
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        22,074,893   $       539,595,154  $        25,038,769  $          (55,778)
                                             ====================  ===================  ===================  ===================

                                                                         MIST                 MIST
                                              MIST MFS EMERGING      MFS RESEARCH        MORGAN STANLEY      MIST OPPENHEIMER
                                               MARKETS EQUITY        INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        3,828,445  $         7,109,698  $             2,610  $           623,583
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           5,849,647            4,255,944            2,821,599              823,705
      Administrative charges...............           1,138,624              763,563              590,481              189,172
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................           6,988,271            5,019,507            3,412,080            1,012,877
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....         (3,159,826)            2,090,191          (3,409,470)            (389,294)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --                   --            2,284,012
      Realized gains (losses) on sale of
        investments........................           2,820,880            1,753,034            5,684,794            1,211,781
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           2,820,880            1,753,034            5,684,794            3,495,793
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (35,285,750)         (30,446,779)          (2,736,107)          (2,567,600)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (32,464,870)         (28,693,745)            2,948,687              928,193
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (35,624,696)  $      (26,603,554)  $         (460,783)  $           538,899
                                             ==================  ===================  ===================  ===================

                                                     MIST                 MIST
                                                PANAGORA GLOBAL      PIMCO INFLATION
                                               DIVERSIFIED RISK      PROTECTED BOND
                                                SUB-ACCOUNT (b)        SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            26,867  $        12,126,214
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               40,488           10,476,635
      Administrative charges...............                9,901            1,964,476
                                             -------------------  -------------------
        Total expenses.....................               50,389           12,441,111
                                             -------------------  -------------------
          Net investment income (loss).....             (23,522)            (314,897)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              194,785                   --
      Realized gains (losses) on sale of
        investments........................               12,836         (10,840,115)
                                             -------------------  -------------------
          Net realized gains (losses)......              207,621         (10,840,115)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (153,203)           22,930,848
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               54,418           12,090,733
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            30,896  $        11,775,836
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                    MIST                MIST             MIST PIONEER        MIST PYRAMIS
                                             PIMCO TOTAL RETURN     PIONEER FUND       STRATEGIC INCOME    GOVERNMENT INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       44,715,531  $         4,964,495  $       47,381,038  $        17,867,325
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          25,204,204            3,397,763          10,744,260            7,894,371
      Administrative charges...............           4,655,125              749,286           2,378,040            1,719,147
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................          29,859,329            4,147,049          13,122,300            9,613,518
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          14,856,202              817,446          34,258,738            8,253,807
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --           83,758,457           9,512,058                   --
      Realized gains (losses) on sale of
        investments........................         (1,792,640)            4,153,016           2,746,355          (2,556,572)
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......         (1,792,640)           87,911,473          12,258,413          (2,556,572)
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          36,415,773         (61,223,094)        (17,661,136)           34,979,601
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          34,623,133           26,688,379         (5,402,723)           32,423,029
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       49,479,335  $        27,505,825  $       28,856,015  $        40,676,836
                                             ==================  ===================  ==================  ===================

                                                MIST PYRAMIS        MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA
                                                MANAGED RISK      GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $        6,219,544  $        34,660,381  $        9,464,132
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,430,326           5,467,098           19,537,196           6,511,544
      Administrative charges...............              301,410           1,180,854            3,869,634           1,260,972
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................            1,731,736           6,647,952           23,406,830           7,772,516
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....          (1,731,736)           (428,408)           11,253,551           1,691,616
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              387,657          17,005,335           91,560,188          31,239,331
      Realized gains (losses) on sale of
        investments........................              127,585           1,512,218           21,817,267           9,921,674
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......              515,242          18,517,553          113,377,455          41,161,005
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            9,325,602          10,370,401         (60,416,484)        (24,023,767)
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            9,840,844          28,887,954           52,960,971          17,137,238
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,109,108  $       28,459,546  $        64,214,522  $       18,828,854
                                             ===================  ==================  ===================  ==================

                                             MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               LARGE CAP VALUE      MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         9,043,710  $               --
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           10,194,998           7,315,478
      Administrative charges...............            1,441,290           1,368,814
                                             -------------------  ------------------
        Total expenses.....................           11,636,288           8,684,292
                                             -------------------  ------------------
          Net investment income (loss).....          (2,592,578)         (8,684,292)
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --          55,165,010
      Realized gains (losses) on sale of
        investments........................           22,160,919          28,182,665
                                             -------------------  ------------------
          Net realized gains (losses)......           22,160,919          83,347,675
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           67,563,377        (17,691,662)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           89,724,296          65,656,013
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        87,131,718  $       56,971,721
                                             ===================  ==================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                  MIST WMC        MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK
                                             LARGE CAP RESEARCH   INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           132,983  $        3,615,555   $         4,927,769   $         1,940,729
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              243,807           3,720,735             2,348,125               850,832
      Administrative charges...............               41,487             718,128               450,463               137,316
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              285,294           4,438,863             2,798,588               988,148
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (152,311)           (823,308)             2,129,181               952,581
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --                    --                    --
      Realized gains (losses) on sale of
        investments........................              962,687           2,816,068             (108,055)                40,190
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              962,687           2,816,068             (108,055)                40,190
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,050,584        (15,452,332)             4,954,438             2,001,494
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,013,271        (12,636,264)             4,846,383             2,041,684
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,860,960  $     (13,459,572)   $         6,975,564   $         2,994,265
                                             ===================  ===================  ====================  ===================

                                                 MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK        MSF FRONTIER
                                             CAPITAL APPRECIATION    LARGE CAP VALUE       MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $             8,821   $            52,453  $                --  $               --
                                             --------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              199,329                55,088            5,700,637           1,117,620
      Administrative charges...............               31,137                     1            1,066,269             205,249
                                             --------------------  -------------------  -------------------  ------------------
        Total expenses.....................              230,466                55,089            6,766,906           1,322,869
                                             --------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....            (221,645)               (2,636)          (6,766,906)         (1,322,869)
                                             --------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               955,775                   --           7,739,497
      Realized gains (losses) on sale of
        investments........................            1,124,532              (34,510)                   --           1,990,712
                                             --------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            1,124,532               921,265                   --           9,730,209
                                             --------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               32,868             (583,420)                   --         (1,239,505)
                                             --------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,157,400               337,845                   --           8,490,704
                                             --------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           935,755   $           335,209  $       (6,766,906)  $        7,167,835
                                             ====================  ===================  ===================  ==================

                                                      MSF          MSF LOOMIS SAYLES
                                                JENNISON GROWTH     SMALL CAP CORE
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           197,268  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,445,742              206,598
      Administrative charges...............            1,355,668               34,490
                                             -------------------  -------------------
        Total expenses.....................            8,801,410              241,088
                                             -------------------  -------------------
          Net investment income (loss).....          (8,604,142)            (241,088)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           30,187,427            1,865,120
      Realized gains (losses) on sale of
        investments........................           26,920,084              455,815
                                             -------------------  -------------------
          Net realized gains (losses)......           57,107,511            2,320,935
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,083,979)          (1,853,055)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           46,023,532              467,880
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        37,419,390  $           226,792
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                        MSF MET/DIMENSIONAL
                                               MSF LOOMIS SAYLES     MSF MET/ARTISAN    INTERNATIONAL SMALL      MSF METLIFE
                                               SMALL CAP GROWTH       MID CAP VALUE           COMPANY        ASSET ALLOCATION 20
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,472,681   $         1,248,428  $           264,075
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                2,311            3,618,266               828,219              301,504
      Administrative charges...............                  583              624,727               154,213               55,991
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                2,894            4,242,993               982,432              357,495
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....              (2,894)          (2,770,312)               265,996             (93,420)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               30,933                   --             2,173,734              286,319
      Realized gains (losses) on sale of
        investments........................                2,102            9,182,228             1,940,889              303,511
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......               33,035            9,182,228             4,114,623              589,830
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (27,964)          (6,138,938)           (9,176,434)             (85,239)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                5,071            3,043,290           (5,061,811)              504,591
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,177  $           272,978   $       (4,795,815)  $           411,171
                                             ===================  ====================  ===================  ===================


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           219,754  $           900,272   $           922,358   $          1,068,975
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           47,673,890           70,192,993            62,393,559              1,657,801
      Administrative charges...............            8,982,816           13,215,503            11,448,724                230,847
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................           56,656,706           83,408,496            73,842,283              1,888,648
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....         (56,436,952)         (82,508,224)          (72,919,925)              (819,673)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              282,372            1,689,985                    --              5,986,438
      Realized gains (losses) on sale of
        investments........................           14,697,072           18,025,699            18,208,146              5,573,256
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           14,979,444           19,715,684            18,208,146             11,559,694
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          181,094,658          325,337,909           313,139,176            (1,212,992)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          196,074,102          345,053,593           331,347,322             10,346,702
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       139,637,150  $       262,545,369   $       258,427,397   $          9,527,029
                                             ===================  ====================  ====================  ====================


                                                 MSF METLIFE               MSF
                                                 STOCK INDEX        MFS TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,650,510  $         1,037,227
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,169,934              634,571
      Administrative charges...............            1,246,417               88,086
                                             -------------------  -------------------
        Total expenses.....................            9,416,351              722,657
                                             -------------------  -------------------
          Net investment income (loss).....            (765,841)              314,570
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           14,298,345                   --
      Realized gains (losses) on sale of
        investments........................           24,689,374            1,124,465
                                             -------------------  -------------------
          Net realized gains (losses)......           38,987,719            1,124,465
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           23,647,160            1,597,039
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           62,634,879            2,721,504
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        61,869,038  $         3,036,074
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                       MSF MSCI           MSF NEUBERGER             MSF
                                                MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS     RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,988,712  $         2,560,143  $          349,614  $         1,316,027
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,433,548            1,355,678           2,163,993            1,808,055
      Administrative charges...............              612,780              213,247             362,078              306,834
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            4,046,328            1,568,925           2,526,071            2,114,889
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (57,616)              991,218         (2,176,457)            (798,862)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,112,589                   --                  --            3,120,572
      Realized gains (losses) on sale of
        investments........................            6,560,127            2,887,187           4,329,229            5,246,886
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           18,672,716            2,887,187           4,329,229            8,367,458
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,950,546         (11,944,228)         (5,677,025)          (3,199,788)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           21,623,262          (9,057,041)         (1,347,796)            5,167,670
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        21,565,646  $       (8,065,823)  $      (3,524,253)  $         4,368,808
                                             ===================  ===================  ==================  ===================

                                                                                           MSF VAN ECK       MSF WESTERN ASSET
                                              MSF T. ROWE PRICE    MSF T. ROWE PRICE     GLOBAL NATURAL    MANAGEMENT STRATEGIC
                                              LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES       BOND OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            1,687  $               945  $           270,768   $                --
                                             ------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,102,334              142,476            1,310,718                     4
      Administrative charges...............             381,511               11,716              254,406                     1
                                             ------------------  -------------------  -------------------  --------------------
        Total expenses.....................           2,483,845              154,192            1,565,124                     5
                                             ------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....         (2,482,158)            (153,247)          (1,294,356)                   (5)
                                             ------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          10,983,579              789,869            1,705,108                    --
      Realized gains (losses) on sale of
        investments........................           3,410,255              674,821               82,770                    --
                                             ------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......          14,393,834            1,464,690            1,787,878                    --
                                             ------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,397,928)            (830,342)         (19,515,189)                    48
                                             ------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          12,995,906              634,348         (17,727,311)                    48
                                             ------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       10,513,748  $           481,101  $      (19,021,667)   $                43
                                             ==================  ===================  ===================  ====================

                                              MSF WESTERN ASSET         MSF WMC
                                                 MANAGEMENT           CORE EQUITY
                                               U.S. GOVERNMENT       OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        4,803,092  $         3,680,864
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           3,391,531            8,504,333
      Administrative charges...............             713,947            1,543,651
                                             ------------------  -------------------
        Total expenses.....................           4,105,478           10,047,984
                                             ------------------  -------------------
          Net investment income (loss).....             697,614          (6,367,120)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --           54,385,564
      Realized gains (losses) on sale of
        investments........................             (3,865)           36,633,301
                                             ------------------  -------------------
          Net realized gains (losses)......             (3,865)           91,018,865
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           2,454,211         (33,491,386)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,450,346           57,527,479
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        3,147,960  $        51,160,359
                                             ==================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                        OPPENHEIMER VA        OPPENHEIMER VA
                                                  NEUBERGER         OPPENHEIMER VA     GLOBAL STRATEGIC         MAIN STREET
                                               BERMAN GENESIS          CORE BOND            INCOME               SMALL CAP
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                5  $               470  $               195  $           770,584
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  93                  123                   62            1,342,693
      Administrative charges...............                  --                   --                   --              303,187
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  93                  123                   62            1,645,880
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                (88)                  347                  133            (875,296)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 688                   --                   --           17,095,411
      Realized gains (losses) on sale of
        investments........................                 783                (267)                    5            4,873,313
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               1,471                (267)                    5           21,968,724
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (1,551)                  416                 (73)          (9,177,366)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (80)                  149                 (68)           12,791,358
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            (168)  $               496  $                65  $        11,916,062
                                             ==================  ===================  ===================  ===================

                                                                                           PIMCO VIT             PIMCO VIT
                                               OPPENHEIMER VA       OPPENHEIMER VA    COMMODITYREALRETURN        EMERGING
                                                 MAIN STREET             MONEY             STRATEGY             MARKET BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (a)       SUB-ACCOUNT (a)
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              878  $                --  $               24   $                36
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               1,467                   53                  10                     6
      Administrative charges...............                  --                   --                   3                     1
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................               1,467                   53                  13                     7
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               (589)                 (53)                  11                    29
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               2,122                   --                  --                    --
      Realized gains (losses) on sale of
        investments........................               3,163                   --                  --                    --
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               5,285                   --                  --                    --
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               4,566                   --             (1,741)                    76
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               9,851                   --             (1,741)                    76
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            9,262  $              (53)  $          (1,730)   $               105
                                             ==================  ===================  ===================  ===================


                                                  PIMCO VIT           PIONEER VCT
                                             UNCONSTRAINED BOND      MID CAP VALUE
                                               SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                 1  $          475,379
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    1             829,292
      Administrative charges...............                   --             182,078
                                             -------------------  ------------------
        Total expenses.....................                    1           1,011,370
                                             -------------------  ------------------
          Net investment income (loss).....                   --           (535,991)
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           9,760,052
      Realized gains (losses) on sale of
        investments........................                   --           1,926,035
                                             -------------------  ------------------
          Net realized gains (losses)......                   --          11,686,087
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                  (4)         (2,093,671)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  (4)           9,592,416
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               (4)  $        9,056,425
                                             ===================  ==================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                               REAL ESTATE SHARES       GROWTH STOCK       INTERNATIONAL STOCK      PRIME RESERVE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,970  $                 --  $              7,337  $                 65
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,556                68,593                 5,777                 5,422
      Administrative charges................                   646                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 4,202                68,593                 5,777                 5,422
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,768              (68,593)                 1,560               (5,357)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                25,808               680,368                13,516                    --
      Realized gains (losses) on sale of
        investments.........................                22,068               901,812                 9,975                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                47,876             1,582,180                23,491                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                16,387             (938,069)              (35,473)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                64,263               644,111              (11,982)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             66,031  $            575,518  $           (10,422)  $            (5,357)
                                              ====================  ====================  ====================  ====================

                                                TAP 1919 VARIABLE                              VAN ECK VIP
                                               SOCIALLY RESPONSIVE       UIF GLOBAL            LONG/SHORT
                                                    BALANCED           INFRASTRUCTURE         EQUITY INDEX
                                                   SUB-ACCOUNT         SUB-ACCOUNT (a)       SUB-ACCOUNT (a)
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              2,144  $                 --  $                 --
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,304                     3                     8
      Administrative charges................                   614                     1                     2
                                              --------------------  --------------------  --------------------
        Total expenses......................                 3,918                     4                    10
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,774)                   (4)                  (10)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                28,819                    --                    --
      Realized gains (losses) on sale of
        investments.........................                15,713                    --                    --
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                44,532                    --                    --
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (24,999)                    44                    80
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                19,533                    44                    80
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             17,759  $                 40  $                 70
                                              ====================  ====================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (798,826)  $      (795,350)  $        905,828  $        718,730
   Net realized gains (losses)....         5,794,976         8,468,060           306,415         1,750,573
   Change in unrealized gains
     (losses) on investments......       (5,736,249)         8,688,799         4,487,780       (7,601,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (740,099)        16,361,509         5,700,023       (5,132,487)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,408,289         1,617,076         4,263,222        11,875,043
   Net transfers (including fixed
     account).....................       (2,077,029)       (2,035,008)         7,408,301        11,294,017
   Contract charges...............           (7,514)           (8,421)       (1,458,856)       (1,263,411)
   Transfers for contract benefits
     and terminations.............       (5,159,978)       (4,789,042)      (10,825,095)       (9,827,827)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (5,836,232)       (5,215,395)         (612,428)        12,077,822
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (6,576,331)        11,146,114         5,087,595         6,945,335
NET ASSETS:
   Beginning of year..............        63,772,199        52,626,085       146,158,351       139,213,016
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,195,868  $     63,772,199  $    151,245,946  $    146,158,351
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014               2013
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (869,446)  $      (526,928)  $    (1,529,786)  $       (549,405)
   Net realized gains (losses)....         34,841,404         3,982,592         2,777,626          1,957,425
   Change in unrealized gains
     (losses) on investments......       (31,374,425)        65,109,148         (217,375)         25,083,432
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          2,597,533        68,564,812         1,030,465         26,491,452
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         11,042,741        23,766,765         4,879,074         10,382,354
   Net transfers (including fixed
     account).....................          7,854,131       (8,540,368)           719,962        (3,851,967)
   Contract charges...............        (2,816,132)       (2,337,645)       (1,028,221)          (874,487)
   Transfers for contract benefits
     and terminations.............       (21,295,289)      (17,922,689)       (7,673,213)        (6,349,695)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (5,214,549)       (5,033,937)       (3,102,398)          (693,795)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (2,617,016)        63,530,875       (2,071,933)         25,797,657
NET ASSETS:
   Beginning of year..............        314,826,203       251,295,328       124,184,003         98,386,346
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     312,209,187  $    314,826,203  $    122,112,070  $     124,184,003
                                    =================  ================  ================  =================

                                                                                                             BLACKROCK GLOBAL
                                          AMERICAN FUNDS GROWTH            AMERICAN FUNDS GROWTH-INCOME       ALLOCATION V.I.
                                               SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------  -----------------
                                          2014              2013              2014               2013            2014 (a)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,554,369)  $    (4,016,566)  $       (781,613)  $      (469,223)  $            176
   Net realized gains (losses)....        74,146,314        16,990,100         30,958,144         6,900,940               655
   Change in unrealized gains
     (losses) on investments......      (13,021,445)       182,361,798          3,352,629        89,831,743             (974)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        55,570,500       195,335,332         33,529,160        96,263,460             (143)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,101,900        48,884,879         14,177,344        21,737,754             8,700
   Net transfers (including fixed
     account).....................      (29,722,388)      (28,227,693)       (13,563,643)      (13,953,890)                --
   Contract charges...............       (7,787,497)       (6,793,715)        (3,334,870)       (2,765,946)                --
   Transfers for contract benefits
     and terminations.............      (57,521,587)      (49,304,587)       (28,222,265)      (25,784,839)                --
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (90,929,572)      (35,441,116)       (30,943,434)      (20,766,921)             8,700
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (35,359,072)       159,894,216          2,585,726        75,496,539             8,557
NET ASSETS:
   Beginning of year..............       856,560,204       696,665,988        388,319,990       312,823,451                --
                                    ----------------  ----------------  -----------------  ----------------  ----------------
   End of year....................  $    821,201,132  $    856,560,204  $     390,905,716  $    388,319,990  $          8,557
                                    ================  ================  =================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          DEUTSCHE I INTERNATIONAL            FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         70,159  $         689,035  $          1,199  $          1,375
   Net realized gains (losses).....         (332,105)          (490,812)                 1                --
   Change in unrealized gains
     (losses) on investments.......       (2,003,646)          2,799,643             (866)               (4)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (2,265,592)          2,997,866               334             1,371
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           659,698            653,441                --                --
   Net transfers (including fixed
     account)......................         (584,266)          (612,834)                --                --
   Contract charges................           (1,681)            (1,860)                --                --
   Transfers for contract benefits
     and terminations..............       (1,549,650)        (1,377,035)             (124)             (113)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,475,899)        (1,338,288)             (124)             (113)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,741,491)          1,659,578               210             1,258
NET ASSETS:
   Beginning of year...............        18,592,794         16,933,216            26,166            24,908
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     14,851,303  $      18,592,794  $         26,376  $         26,166
                                     ================  =================  ================  ================

                                              FEDERATED KAUFMAN                FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2014              2013               2014               2013
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (636)  $          (544)   $        100,270  $         166,950
   Net realized gains (losses).....              5,260             3,616          5,093,370            806,245
   Change in unrealized gains
     (losses) on investments.......            (1,010)             9,524        (1,349,291)         10,480,801
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              3,614            12,596          3,844,349         11,453,996
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --          1,446,073          1,646,197
   Net transfers (including fixed
     account)......................                 --                --          (804,686)        (2,338,518)
   Contract charges................                 --                --           (11,406)           (12,381)
   Transfers for contract benefits
     and terminations..............            (1,268)           (1,113)        (7,771,050)        (8,115,163)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            (1,268)           (1,113)        (7,141,069)        (8,819,865)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............              2,346            11,483        (3,296,720)          2,634,131
NET ASSETS:
   Beginning of year...............             44,907            33,424         88,274,483         85,640,352
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $          47,253  $         44,907   $     84,977,763  $      88,274,483
                                     =================  ================   ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,868,065)  $    (1,697,392)  $          78,282  $          58,439
   Net realized gains (losses).....        38,832,008        11,601,258            132,768            367,626
   Change in unrealized gains
     (losses) on investments.......        25,038,910       130,225,189            191,058            916,971
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        61,002,853       140,129,055            402,108          1,343,036
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        21,736,852        46,614,319             49,080             24,011
   Net transfers (including fixed
     account)......................      (14,481,072)       (6,126,568)           (33,795)           (72,869)
   Contract charges................       (3,870,205)       (2,923,183)                 --                 --
   Transfers for contract benefits
     and terminations..............      (44,412,621)      (36,834,423)          (695,665)          (862,819)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (41,027,046)           730,145          (680,380)          (911,677)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        19,975,807       140,859,200          (278,272)            431,359
NET ASSETS:
   Beginning of year...............       611,972,926       471,113,726          5,954,600          5,523,241
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    631,948,733  $    611,972,926  $       5,676,328  $       5,954,600
                                     ================  ================  =================  =================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (14,599,004)  $     (5,248,600)
   Net realized gains (losses).....        27,093,983         10,771,735
   Change in unrealized gains
     (losses) on investments.......        69,079,003        141,257,707
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        81,573,982        146,780,842
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --
   Net transfers (including fixed
     account)......................     1,509,904,970      1,474,414,428
   Contract charges................                --                 --
   Transfers for contract benefits
     and terminations..............      (86,814,147)       (31,224,567)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     1,423,090,823      1,443,189,861
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............     1,504,664,805      1,589,970,703
NET ASSETS:
   Beginning of year...............     2,033,793,788        443,823,085
                                     ----------------  -----------------
   End of year.....................  $  3,538,458,593  $   2,033,793,788
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                         FIDELITY VIP FUNDSMANAGER 60%             FIDELITY VIP GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2014              2013               2014               2013
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,738,597)  $    (31,238,110)  $    (1,960,390)  $     (1,579,739)
   Net realized gains (losses).....        151,088,720        171,159,819         6,685,051          4,112,179
   Change in unrealized gains
     (losses) on investments.......         10,595,817        435,136,185        11,054,078         41,938,391
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        131,945,940        575,057,894        15,778,739         44,470,831
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,544,619          5,496,546         3,540,118          3,349,924
   Net transfers (including fixed
     account)......................                 18                 --       (2,748,482)        (5,049,310)
   Contract charges................                 --                 --          (20,848)           (22,025)
   Transfers for contract benefits
     and terminations..............      (171,576,910)      (145,663,704)      (14,844,036)       (13,580,293)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (169,032,273)      (140,167,158)      (14,073,248)       (15,301,704)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (37,086,333)        434,890,736         1,705,491         29,169,127
NET ASSETS:
   Beginning of year...............      4,031,523,824      3,596,633,088       165,968,439        136,799,312
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $   3,994,437,491  $   4,031,523,824  $    167,673,930  $     165,968,439
                                     =================  =================  ================  =================

                                           FIDELITY VIP INDEX 500                FIDELITY VIP MID CAP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2014               2013               2014              2013
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         166,965  $        325,124  $     (5,926,090)  $     (4,216,245)
   Net realized gains (losses).....          2,968,155         2,857,955         15,800,518         56,577,725
   Change in unrealized gains
     (losses) on investments.......          4,754,472        14,178,938         10,107,932         61,592,202
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,889,592        17,362,017         19,982,360        113,953,682
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --         17,813,812         45,946,288
   Net transfers (including fixed
     account)......................        (1,329,473)       (2,603,865)        (7,392,472)       (13,593,184)
   Contract charges................           (22,548)          (23,942)        (4,591,308)        (3,645,078)
   Transfers for contract benefits
     and terminations..............        (6,048,836)       (6,041,583)       (26,116,641)       (20,912,658)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (7,400,857)       (8,669,390)       (20,286,609)          7,795,368
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............            488,735         8,692,627          (304,249)        121,749,050
NET ASSETS:
   Beginning of year...............         69,677,247        60,984,620        446,581,942        324,832,892
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      70,165,982  $     69,677,247  $     446,277,693  $     446,581,942
                                     =================  ================  =================  =================

                                           FIDELITY VIP MONEY MARKET              FIDELITY VIP OVERSEAS
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2014               2013              2014              2013
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (1,616,300)  $     (1,597,325)  $          2,417  $          5,035
   Net realized gains (losses).....                 --                 --            60,145            11,595
   Change in unrealized gains
     (losses) on investments.......                 --                 --         (589,122)         1,380,290
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,616,300)        (1,597,325)         (526,560)         1,396,920
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,490,641,290      1,482,045,626            91,282            83,529
   Net transfers (including fixed
     account)......................    (1,511,055,592)    (1,474,484,969)          (55,632)         (260,389)
   Contract charges................            (2,577)            (3,153)              (50)              (46)
   Transfers for contract benefits
     and terminations..............        (3,174,519)        (3,464,232)         (491,815)         (535,530)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (23,591,398)          4,093,272         (456,215)         (712,436)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (25,207,698)          2,495,947         (982,775)           684,484
NET ASSETS:
   Beginning of year...............         76,155,346         73,659,399         5,925,521         5,241,037
                                      ----------------  -----------------  ----------------  ----------------
   End of year.....................   $     50,947,648  $      76,155,346  $      4,942,746  $      5,925,521
                                      ================  =================  ================  ================

                                         FTVIPT FRANKLIN INCOME VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2014              2013
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      11,034,456  $     13,802,960
   Net realized gains (losses).....          2,072,298           335,927
   Change in unrealized gains
     (losses) on investments.......        (3,371,554)        18,152,582
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          9,735,200        32,291,469
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          9,617,562        24,164,029
   Net transfers (including fixed
     account)......................          3,414,903        10,135,357
   Contract charges................        (2,715,246)       (2,217,562)
   Transfers for contract benefits
     and terminations..............       (22,963,961)      (19,716,164)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (12,646,742)        12,365,660
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,911,542)        44,657,129
NET ASSETS:
   Beginning of year...............        297,821,470       253,164,341
                                     -----------------  ----------------
   End of year.....................  $     294,909,928  $    297,821,470
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                               FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                              MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        966,423  $       1,028,572  $      (907,377)  $       (24,107)
   Net realized gains (losses).....         4,318,435          1,531,390        11,252,700         3,335,986
   Change in unrealized gains
     (losses) on investments.......         3,347,372         31,136,595      (11,208,452)        28,858,586
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         8,632,230         33,696,557         (863,129)        32,170,465
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,237,944          7,934,359         6,121,715        18,861,799
   Net transfers (including fixed
     account)......................         (423,430)        (3,863,825)           741,344       (3,726,532)
   Contract charges................       (1,293,554)        (1,093,363)       (1,402,055)       (1,067,656)
   Transfers for contract benefits
     and terminations..............      (13,122,538)       (10,375,719)       (6,144,302)       (4,485,166)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (11,601,578)        (7,398,548)         (683,298)         9,582,445
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,969,348)         26,298,009       (1,546,427)        41,752,910
NET ASSETS:
   Beginning of year...............       156,078,571        129,780,562       128,048,983        86,296,073
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    153,109,223  $     156,078,571  $    126,502,556  $    128,048,983
                                     ================  =================  ================  ================

                                                   FTVIPT                                FTVIPT
                                            TEMPLETON FOREIGN VIP               TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2014              2013               2014               2013
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          48,299  $        479,595   $      9,696,508  $       8,251,988
   Net realized gains (losses).....          1,031,529           527,295           (97,489)          2,892,611
   Change in unrealized gains
     (losses) on investments.......       (11,682,571)        14,782,128        (8,236,911)       (10,624,497)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (10,602,743)        15,789,018          1,362,108            520,102
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            661,634         1,244,169          8,661,712         31,796,531
   Net transfers (including fixed
     account)......................          3,823,200       (3,114,726)          3,812,491         20,195,269
   Contract charges................          (893,355)         (910,114)        (2,805,331)        (2,382,478)
   Transfers for contract benefits
     and terminations..............        (7,102,249)       (6,075,431)       (15,564,382)       (12,509,439)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (3,510,770)       (8,856,102)        (5,895,510)         37,099,883
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (14,113,513)         6,932,916        (4,533,402)         37,619,985
NET ASSETS:
   Beginning of year...............         87,721,293        80,788,377        254,683,414        217,063,429
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $      73,607,780  $     87,721,293   $    250,150,012  $     254,683,414
                                     =================  ================   ================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE        INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2014              2013              2014               2013
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (724)  $        (1,401)  $         (1,321)  $            (90)
   Net realized gains (losses).....            46,339             4,184             14,144             11,977
   Change in unrealized gains
     (losses) on investments.......          (52,381)            44,589              2,433             45,509
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (6,766)            47,372             15,256             57,396
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --                 --                 --
   Net transfers (including fixed
     account)......................         (131,317)           (8,489)           (16,139)           (15,058)
   Contract charges................                --                --                 --                 --
   Transfers for contract benefits
     and terminations..............          (10,523)          (25,032)           (16,835)           (33,651)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (141,840)          (33,521)           (32,974)           (48,709)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         (148,606)            13,851           (17,718)              8,687
NET ASSETS:
   Beginning of year...............           163,713           149,862            249,696            241,009
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $         15,107  $        163,713  $         231,978  $         249,696
                                     ================  ================  =================  =================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,367,554  $         960,409
   Net realized gains (losses).....        43,093,088          2,646,648
   Change in unrealized gains
     (losses) on investments.......         2,305,377        115,194,853
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        46,766,019        118,801,910
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        31,728,304         67,597,697
   Net transfers (including fixed
     account)......................        11,169,077          8,022,603
   Contract charges................       (6,221,284)        (4,836,300)
   Transfers for contract benefits
     and terminations..............      (51,553,513)       (37,208,806)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (14,877,416)         33,575,194
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        31,888,603        152,377,104
NET ASSETS:
   Beginning of year...............       649,322,698        496,945,594
                                     ----------------  -----------------
   End of year.....................  $    681,211,301  $     649,322,698
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                IVY FUNDS VIP
                                      INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH    ASSET STRATEGY
                                                SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------  ----------------
                                          2014               2013              2014               2013            2014 (a)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,560,512)  $       (188,424)  $         93,550  $       (636,105)  $            (6)
   Net realized gains (losses)....       119,593,645          5,964,860         3,452,220          1,305,822                --
   Change in unrealized gains
     (losses) on investments......     (115,750,581)         81,951,879       (6,631,350)         40,017,340             (526)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,282,552         87,728,315       (3,085,580)         40,687,057             (532)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,543,775         41,201,557         8,698,690         29,193,980            45,555
   Net transfers (including fixed
     account).....................     (365,872,848)        (9,892,159)         6,394,539          6,799,837                --
   Contract charges...............       (1,114,771)        (3,013,438)       (3,065,550)        (2,450,016)                --
   Transfers for contract benefits
     and terminations.............       (6,802,394)       (18,283,675)      (15,060,333)       (12,015,352)                --
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (368,246,238)         10,012,285       (3,032,654)         21,528,449            45,555
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............     (365,963,686)         97,740,600       (6,118,234)         62,215,506            45,023
NET ASSETS:
   Beginning of year..............       365,970,613        268,230,013       281,999,206        219,783,700                --
                                    ----------------  -----------------  ----------------  -----------------  ----------------
   End of year....................  $          6,927  $     365,970,613  $    275,880,972  $     281,999,206  $         45,023
                                    ================  =================  ================  =================  ================

                                            LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH               VARIABLE APPRECIATION
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                    -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,780,649)  $     (2,728,091)  $      (882,810)  $       (340,789)
   Net realized gains (losses)....         32,726,634         17,861,500        23,665,197         13,852,622
   Change in unrealized gains
     (losses) on investments......         22,284,631         71,695,365        14,760,295         72,638,328
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         51,230,616         86,828,774        37,542,682         86,150,161
                                    -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         21,151,291         26,964,170        20,094,287         47,967,753
   Net transfers (including fixed
     account).....................       (10,983,120)        (1,165,621)       (5,501,606)          4,628,653
   Contract charges...............        (2,546,686)        (1,696,014)       (4,105,122)        (3,067,660)
   Transfers for contract benefits
     and terminations.............       (23,148,368)       (17,174,971)      (26,797,021)       (20,584,065)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (15,526,883)          6,927,564      (16,309,462)         28,944,681
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         35,703,733         93,756,338        21,233,220        115,094,842
NET ASSETS:
   Beginning of year..............        280,745,200        186,988,862       405,286,221        290,191,379
                                    -----------------  -----------------  ----------------  -----------------
   End of year....................  $     316,448,933  $     280,745,200  $    426,519,441  $     405,286,221
                                    =================  =================  ================  =================

                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                          VARIABLE EQUITY INCOME              VARIABLE LARGE CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014               2013              2014               2013
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,308,229  $         427,485  $       (62,068)  $        (58,170)
   Net realized gains (losses)....         4,299,834            646,901           919,739            745,423
   Change in unrealized gains
     (losses) on investments......        16,931,806         33,452,314         (332,781)            710,461
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        22,539,869         34,526,700           524,890          1,397,714
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,710,030         27,050,110             6,741                648
   Net transfers (including fixed
     account).....................       (2,238,829)          8,008,781         (142,316)           (33,103)
   Contract charges...............       (1,903,736)        (1,307,320)          (16,298)           (17,152)
   Transfers for contract benefits
     and terminations.............      (14,703,505)       (12,039,748)         (753,806)          (647,971)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (8,136,040)         21,711,823         (905,679)          (697,578)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        14,403,829         56,238,523         (380,789)            700,136
NET ASSETS:
   Beginning of year..............       191,169,653        134,931,130         5,012,390          4,312,254
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $    205,573,482  $     191,169,653  $      4,631,601  $       5,012,390
                                    ================  =================  ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                 LMPVET PERMAL
                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE           ALTERNATIVE SELECT
                                         VARIABLE LARGE CAP VALUE             VARIABLE SMALL CAP GROWTH          VIT PORTFOLIO
                                                SUB-ACCOUNT                          SUB-ACCOUNT                  SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------  ------------------
                                          2014              2013               2014              2013              2014 (a)
                                    ----------------  -----------------  ----------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         16,424  $           1,148  $    (1,543,659)  $     (1,235,439)   $            972
   Net realized gains (losses)....           826,518            466,613        14,861,960          8,864,593                 --
   Change in unrealized gains
     (losses) on investments......          (94,646)          1,056,824      (10,235,288)         24,881,277                314
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           748,296          1,524,585         3,083,013         32,510,431              1,286
                                    ----------------  -----------------  ----------------  -----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           238,085            282,593         5,976,685         16,380,155            546,752
   Net transfers (including fixed
     account).....................         1,446,278            813,486         1,425,057          3,443,300             93,489
   Contract charges...............          (72,588)           (46,356)       (1,145,114)          (824,479)                 --
   Transfers for contract benefits
     and terminations.............         (508,848)          (424,843)       (5,895,860)        (3,891,881)              (493)
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         1,102,927            624,880           360,768         15,107,095            639,748
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease)
        in net assets.............         1,851,223          2,149,465         3,443,781         47,617,526            641,034
NET ASSETS:
   Beginning of year..............         6,892,954          4,743,489       112,499,020         64,881,494                 --
                                    ----------------  -----------------  ----------------  -----------------   ----------------
   End of year....................  $      8,744,177  $       6,892,954  $    115,942,801  $     112,499,020   $        641,034
                                    ================  =================  ================  =================   ================


                                                  LMPVET                              LMPVET
                                     VARIABLE LIFESTYLE ALLOCATION 50%   VARIABLE LIFESTYLE ALLOCATION 70%
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        486,044  $        335,965  $          2,410  $        (5,215)
   Net realized gains (losses)....         1,019,129           294,643           134,694           164,204
   Change in unrealized gains
     (losses) on investments......          (36,134)         4,402,903          (62,721)           307,412
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,469,039         5,033,511            74,383           466,401
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,274,676         6,821,630               120               120
   Net transfers (including fixed
     account).....................       (1,127,378)         3,040,842          (34,510)           208,852
   Contract charges...............         (425,453)         (323,071)             (636)             (702)
   Transfers for contract benefits
     and terminations.............       (3,956,813)       (3,091,539)         (420,518)         (943,181)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,234,968)         6,447,862         (455,544)         (734,911)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,765,929)        11,481,373         (381,161)         (268,510)
NET ASSETS:
   Beginning of year..............        44,101,401        32,620,028         2,304,999         2,573,509
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     42,335,472  $     44,101,401  $      1,923,838  $      2,304,999
                                    ================  ================  ================  ================


                                                  LMPVET                       LMPVIT WESTERN ASSET
                                     VARIABLE LIFESTYLE ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        373,623  $        265,832  $      6,032,375  $      4,754,059
   Net realized gains (losses)....         5,434,643         1,739,917           113,974            97,460
   Change in unrealized gains
     (losses) on investments......       (2,807,313)        17,385,552       (8,718,909)         (303,455)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,000,953        19,391,301       (2,572,560)         4,548,064
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,747,741         3,896,642         3,068,117        12,043,147
   Net transfers (including fixed
     account).....................       (1,896,512)          (70,391)         6,130,634         6,173,096
   Contract charges...............         (856,409)         (739,142)         (923,174)         (741,652)
   Transfers for contract benefits
     and terminations.............       (5,309,837)       (7,221,465)       (9,801,780)       (9,054,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (5,315,017)       (4,134,356)       (1,526,203)         8,420,475
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,314,064)        15,256,945       (4,098,763)        12,968,539
NET ASSETS:
   Beginning of year..............        95,074,284        79,817,339       104,740,451        91,771,912
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     92,760,220  $     95,074,284  $    100,641,688  $    104,740,451
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013





                                           MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013               2014              2013
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (113)  $           (69)  $           (579)  $          (581)
   Net realized gains (losses).....              7,432               292              8,966             2,006
   Change in unrealized gains
     (losses) on investments.......            (6,574)             5,877           (12,305)            12,769
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                745             6,100            (3,918)            14,194
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --                 --                --
   Net transfers (including fixed
     account)......................                 --                --                 --                --
   Contract charges................                 --                --                 --                --
   Transfers for contract benefits
     and terminations..............           (17,077)             (637)            (1,495)           (9,835)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (17,077)             (637)            (1,495)           (9,835)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............           (16,332)             5,463            (5,413)             4,359
NET ASSETS:
   Beginning of year...............             25,951            20,488             46,020            41,661
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $           9,619  $         25,951  $          40,607  $         46,020
                                     =================  ================  =================  ================

                                                                                                                     MIST
                                                                                                                ALLIANZ GLOBAL
                                                                                MIST ALLIANCEBERNSTEIN         INVESTORS DYNAMIC
                                              MFS VIT RESEARCH                 GLOBAL DYNAMIC ALLOCATION       MULTI-ASSET PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------  -----------------
                                            2014              2013              2014              2013             2014 (b)
                                      ----------------  ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $          (295)  $          (610)  $     17,462,736  $     (4,610,871)  $          4,824
   Net realized gains (losses).....             19,157             1,133        91,273,198         73,047,817           171,321
   Change in unrealized gains
     (losses) on investments.......           (16,582)            14,560        81,273,478        213,779,983            67,003
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              2,280            15,083       190,009,412        282,216,929           243,148
                                      ----------------  ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --        55,989,983        248,776,609        10,740,886
   Net transfers (including fixed
     account)......................           (19,607)                --      (21,381,907)         93,377,580         8,194,795
   Contract charges................                 --                --      (48,104,869)       (43,781,572)          (41,475)
   Transfers for contract benefits
     and terminations..............           (19,937)           (1,403)     (116,695,473)       (90,758,771)         (150,898)
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (39,544)           (1,403)     (130,192,266)        207,613,846        18,743,308
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (37,264)            13,680        59,817,146        489,830,775        18,986,456
NET ASSETS:
   Beginning of year...............             63,835            50,155     3,313,674,192      2,823,843,417                --
                                      ----------------  ----------------  ----------------  -----------------  -----------------
   End of year.....................   $         26,571  $         63,835  $  3,373,491,338  $   3,313,674,192  $     18,986,456
                                      ================  ================  ================  =================  =================



                                             MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013               2014              2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (9,274,974)  $     (5,388,861)  $     (9,929,733)  $    (9,394,519)
   Net realized gains (losses).....       378,474,453        250,625,904        311,427,666       121,285,044
   Change in unrealized gains
     (losses) on investments.......     (221,142,935)        260,897,780      (216,740,668)       233,109,626
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       148,056,544        506,134,823         84,757,265       345,000,151
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        25,164,897         29,549,572         16,363,073        19,707,302
   Net transfers (including fixed
     account)......................        81,773,177        (8,307,267)         52,035,269        66,168,229
   Contract charges................      (39,628,718)       (37,993,157)       (19,090,909)      (16,411,723)
   Transfers for contract benefits
     and terminations..............     (227,918,364)      (165,057,262)      (110,126,406)      (82,807,176)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (160,609,008)      (181,808,114)       (60,818,973)      (13,343,368)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (12,552,464)        324,326,709         23,938,292       331,656,783
NET ASSETS:
   Beginning of year...............     3,430,387,038      3,106,060,329      1,828,322,375     1,496,665,592
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,417,834,574  $   3,430,387,038  $   1,852,260,667  $  1,828,322,375
                                     ================  =================  =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,163,898)  $    (6,517,995)  $    (1,287,876)  $      2,016,609
   Net realized gains (losses)....        58,138,021        55,767,296       176,763,916       119,968,172
   Change in unrealized gains
     (losses) on investments......      (11,947,440)        96,031,643      (97,636,993)        74,888,275
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        40,026,683       145,280,944        77,839,047       196,873,056
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        23,913,774        14,629,823        12,830,009        17,989,884
   Net transfers (including fixed
     account).....................           213,217      (37,937,636)         1,602,305      (30,931,042)
   Contract charges...............       (6,974,136)       (6,691,159)      (21,095,644)      (21,278,076)
   Transfers for contract benefits
     and terminations.............      (40,894,690)      (28,561,135)     (123,385,571)     (100,612,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (23,741,835)      (58,560,107)     (130,048,901)     (134,832,024)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        16,284,848        86,720,837      (52,209,854)        62,041,032
NET ASSETS:
   Beginning of year..............       632,386,636       545,665,799     1,796,366,977     1,734,325,945
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    648,671,484  $    632,386,636  $  1,744,157,123  $  1,796,366,977
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (45,442,328)  $      24,454,360  $   (16,420,373)  $    (3,617,558)
   Net realized gains (losses)....        23,650,336        131,410,280       326,148,796       133,255,577
   Change in unrealized gains
     (losses) on investments......       108,694,006      (347,099,092)      (72,592,431)       311,060,284
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        86,902,014      (191,234,452)       237,135,992       440,698,303
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        29,606,314        299,929,057        84,068,820       411,567,881
   Net transfers (including fixed
     account).....................     (204,080,674)      (449,932,361)      (84,585,142)      (28,640,096)
   Contract charges...............      (46,773,091)       (50,307,360)      (78,223,830)      (73,176,143)
   Transfers for contract benefits
     and terminations.............     (112,828,345)      (113,288,370)     (192,637,569)     (149,396,119)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (334,075,796)      (313,599,034)     (271,377,721)       160,355,523
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (247,173,782)      (504,833,486)      (34,241,729)       601,053,826
NET ASSETS:
   Beginning of year..............     3,248,475,977      3,753,309,463     5,457,878,761     4,856,824,935
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  3,001,302,195  $   3,248,475,977  $  5,423,637,032  $  5,457,878,761
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      12,025,813  $     14,596,196  $    (1,485,527)  $      9,853,299
   Net realized gains (losses)....         12,716,800         9,642,339         1,432,009          (92,999)
   Change in unrealized gains
     (losses) on investments......       (19,968,507)       (4,631,091)        29,887,079       (6,455,197)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          4,774,106        19,607,444        29,833,561         3,305,103
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,303,734        13,943,237         4,948,277         1,804,117
   Net transfers (including fixed
     account).....................       (14,899,754)      (26,718,376)       137,827,843        14,576,022
   Contract charges...............        (2,737,425)       (2,612,849)       (2,672,557)       (1,769,594)
   Transfers for contract benefits
     and terminations.............       (20,374,580)      (16,046,952)      (22,432,403)      (12,559,683)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (31,708,025)      (31,434,940)       117,671,160         2,050,862
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (26,933,919)      (11,827,496)       147,504,721         5,355,965
NET ASSETS:
   Beginning of year..............        265,149,806       276,977,302       182,673,922       177,317,957
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     238,215,887  $    265,149,806  $    330,178,643  $    182,673,922
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,056,394)  $    (5,039,430)
   Net realized gains (losses)....        36,635,069        11,473,473
   Change in unrealized gains
     (losses) on investments......        56,948,433       123,052,679
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        85,527,108       129,486,722
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,690,997         5,418,106
   Net transfers (including fixed
     account).....................        90,599,582        52,077,391
   Contract charges...............       (4,874,183)       (3,110,264)
   Transfers for contract benefits
     and terminations.............      (42,081,564)      (25,033,154)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        49,334,832        29,352,079
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       134,861,940       158,838,801
NET ASSETS:
   Beginning of year..............       451,710,565       292,871,764
                                    ----------------  ----------------
   End of year....................  $    586,572,505  $    451,710,565
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                   MIST                               MIST
                                        GOLDMAN SACHS MID CAP VALUE       HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,829,907)  $    (1,173,155)  $      5,671,683  $      5,201,015
   Net realized gains (losses)....        34,906,259        12,013,375        74,815,977        11,702,177
   Change in unrealized gains
     (losses) on investments......      (14,180,162)        31,704,368     (131,491,626)       134,182,838
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        18,896,190        42,544,588      (51,003,966)       151,086,030
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,617,745         1,260,840        13,222,191        17,704,175
   Net transfers (including fixed
     account).....................         6,895,267           158,750        67,256,961        27,865,479
   Contract charges...............       (1,396,608)       (1,323,450)       (6,242,202)       (5,353,619)
   Transfers for contract benefits
     and terminations.............      (17,538,311)      (11,814,121)      (53,706,976)      (36,258,075)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,421,907)      (11,717,981)        20,529,974         3,957,960
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,474,283        30,826,607      (30,473,992)       155,043,990
NET ASSETS:
   Beginning of year..............       170,038,386       139,211,779       693,983,244       538,939,254
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    178,512,669  $    170,038,386  $    663,509,252  $    693,983,244
                                    ================  ================  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (11,534,041)  $   (12,158,692)  $    (5,948,017)  $    (1,674,772)
   Net realized gains (losses)....        40,501,882        10,077,015        19,778,596         9,703,108
   Change in unrealized gains
     (losses) on investments......         4,357,344         4,078,692        42,690,949       101,696,056
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        33,325,185         1,997,015        56,521,528       109,724,392
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        46,938,907       168,173,765        18,779,139        20,478,377
   Net transfers (including fixed
     account).....................      (45,599,752)        45,607,989       351,468,472        11,030,539
   Contract charges...............      (11,948,746)      (10,692,799)       (6,851,970)       (3,417,107)
   Transfers for contract benefits
     and terminations.............      (33,501,846)      (23,347,690)      (50,479,016)      (23,713,080)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (44,111,437)       179,741,265       312,916,625         4,378,729
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,786,252)       181,738,280       369,438,153       114,103,121
NET ASSETS:
   Beginning of year..............       843,160,697       661,422,417       443,561,923       329,458,802
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    832,374,445  $    843,160,697  $    813,000,076  $    443,561,923
                                    ================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,692,440)  $    (1,314,553)  $    (4,813,204)  $    (3,674,573)
   Net realized gains (losses)....        32,283,294         7,722,920        47,750,149        24,585,422
   Change in unrealized gains
     (losses) on investments......       (9,866,841)        30,620,411      (24,251,382)        67,501,884
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,724,013        37,028,778        18,685,563        88,412,733
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,541,819         2,155,363         6,584,864        10,016,335
   Net transfers (including fixed
     account).....................        91,176,014      (10,011,007)       (5,472,948)         1,587,973
   Contract charges...............       (2,498,611)       (1,678,656)       (2,652,796)       (2,269,655)
   Transfers for contract benefits
     and terminations.............      (13,576,001)       (7,603,595)      (27,691,755)      (19,026,821)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        80,643,221      (17,137,895)      (29,232,635)       (9,692,168)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       100,367,234        19,890,883      (10,547,072)        78,720,565
NET ASSETS:
   Beginning of year..............       158,040,375       138,149,492       319,189,345       240,468,780
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    258,407,609  $    158,040,375  $    308,642,273  $    319,189,345
                                    ================  ================  ================  ================


                                         MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (418,668)  $    (4,238,910)
   Net realized gains (losses)....         1,294,863        24,886,829
   Change in unrealized gains
     (losses) on investments......        10,102,500      (36,171,178)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,978,695      (15,523,259)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,044,373         2,386,585
   Net transfers (including fixed
     account).....................        58,496,687         1,463,200
   Contract charges...............       (3,817,976)       (3,775,856)
   Transfers for contract benefits
     and terminations.............      (24,333,751)      (19,173,185)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        32,389,333      (19,099,256)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        43,368,028      (34,622,515)
NET ASSETS:
   Beginning of year..............       311,869,932       346,492,447
                                    ----------------  ----------------
   End of year....................  $    355,237,960  $    311,869,932
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014              2013                2014              2013
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,333,867)  $    (6,934,561)   $       (184,083)  $      (280,527)
   Net realized gains (losses)....        27,540,298         2,430,024           4,065,482         1,241,336
   Change in unrealized gains
     (losses) on investments......        19,805,708        53,369,009         (3,083,282)         6,048,540
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        45,012,139        48,864,472             798,117         7,009,349
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        61,831,643       122,948,435             375,799           370,757
   Net transfers (including fixed
     account).....................        91,593,515       313,227,408           1,061,177       (1,450,951)
   Contract charges...............      (12,087,064)       (6,988,131)           (294,244)         (290,764)
   Transfers for contract benefits
     and terminations.............      (27,224,492)      (13,774,602)         (1,874,915)       (1,786,801)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       114,113,602       415,413,110           (732,183)       (3,157,759)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............       159,125,741       464,277,582              65,934         3,851,590
NET ASSETS:
   Beginning of year..............       746,849,717       282,572,135          27,866,566        24,014,976
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $    905,975,458  $    746,849,717   $      27,932,500  $     27,866,566
                                    ================  ================   =================  ================


                                     MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        903,964  $       1,519,876  $     10,384,873  $     12,964,602
   Net realized gains (losses)....         5,851,208          5,872,725        10,876,570         4,166,635
   Change in unrealized gains
     (losses) on investments......       (3,452,819)         18,236,473      (13,286,737)       (1,363,498)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,302,353         25,629,074         7,974,706        15,767,739
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,804,342          2,604,900         2,605,721         2,945,951
   Net transfers (including fixed
     account).....................         6,834,599       (13,383,801)       (8,200,868)         3,690,479
   Contract charges...............       (1,718,440)        (1,759,667)       (1,568,374)       (1,551,965)
   Transfers for contract benefits
     and terminations.............      (13,467,605)       (10,275,135)      (25,529,114)      (27,568,008)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (6,547,104)       (22,813,703)      (32,692,635)      (22,483,543)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,244,751)          2,815,371      (24,717,929)       (6,715,804)
NET ASSETS:
   Beginning of year..............       180,595,781        177,780,410       259,294,487       266,010,291
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    177,351,030  $     180,595,781  $    234,576,558  $    259,294,487
                                    ================  =================  ================  ================

                                                                                  MIST MET/FRANKLIN
                                    MIST MET/EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,659,223  $      1,167,863  $      1,030,348  $       (409,213)
   Net realized gains (losses)....            211,258           371,454         (132,806)             31,429
   Change in unrealized gains
     (losses) on investments......        (2,518,686)         (202,111)       (1,819,015)            351,282
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (648,205)         1,337,206         (921,473)           (26,502)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,192,071         1,243,464         2,090,130          2,247,876
   Net transfers (including fixed
     account).....................        (1,922,295)        31,075,652        46,451,435        100,397,861
   Contract charges...............          (776,640)         (606,811)       (2,104,842)          (860,351)
   Transfers for contract benefits
     and terminations.............        (7,051,558)       (4,130,678)      (12,697,479)        (5,061,682)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (8,558,422)        27,581,627        33,739,244         96,723,704
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (9,206,627)        28,918,833        32,817,771         96,697,202
NET ASSETS:
   Beginning of year..............         83,115,837        54,197,004       140,307,146         43,609,944
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $      73,909,210  $     83,115,837  $    173,124,917  $     140,307,146
                                    =================  ================  ================  =================

                                                  MIST
                                    MET/TEMPLETON INTERNATIONAL BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,574,302  $        276,907
   Net realized gains (losses)....         (178,047)            98,819
   Change in unrealized gains
     (losses) on investments......       (1,505,639)         (752,953)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (109,384)         (377,227)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           226,823           293,635
   Net transfers (including fixed
     account).....................       (1,575,024)       (1,527,452)
   Contract charges...............         (654,339)         (704,031)
   Transfers for contract benefits
     and terminations.............       (2,990,340)       (2,400,039)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,992,880)       (4,337,887)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (5,102,264)       (4,715,114)
NET ASSETS:
   Beginning of year..............        52,286,139        57,001,253
                                    ----------------  ----------------
   End of year....................  $     47,183,875  $     52,286,139
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                    MIST METLIFE ASSET ALLOCATION 100       MIST METLIFE BALANCED PLUS
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,850,777)  $    (5,162,875)  $     23,588,127  $    (12,169,666)
   Net realized gains (losses)....        16,294,442         8,803,988       552,071,894        109,386,034
   Change in unrealized gains
     (losses) on investments......        11,631,228       141,558,132      (36,064,867)        560,925,735
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,074,893       145,199,245       539,595,154        658,142,103
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,121,321         6,117,615       180,291,226        512,612,376
   Net transfers (including fixed
     account).....................         4,111,278           344,230       440,513,036        934,128,079
   Contract charges...............       (4,988,560)       (4,668,056)      (95,398,763)       (75,280,741)
   Transfers for contract benefits
     and terminations.............      (45,715,642)      (32,065,600)     (251,273,497)      (168,084,256)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (40,471,603)      (30,271,811)       274,132,002      1,203,375,458
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (18,396,710)       114,927,434       813,727,156      1,861,517,561
NET ASSETS:
   Beginning of year..............       659,971,504       545,044,070     6,454,726,976      4,593,209,415
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    641,574,794  $    659,971,504  $  7,268,454,132  $   6,454,726,976
                                    ================  ================  ================  =================

                                                  MIST
                                    METLIFE MULTI-INDEX TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,724,040)  $      (699,118)  $    (4,819,875)  $     (1,972,508)
   Net realized gains (losses)....         1,441,000         3,617,087        28,733,355         14,422,998
   Change in unrealized gains
     (losses) on investments......        28,321,809         7,257,662      (23,969,258)         71,078,415
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        25,038,769        10,175,631          (55,778)         83,528,905
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        39,107,524        48,451,797         2,163,105          2,497,715
   Net transfers (including fixed
     account).....................       164,988,787       142,884,678       (7,179,469)       (16,141,981)
   Contract charges...............       (4,851,352)         (796,188)       (2,208,499)        (2,257,569)
   Transfers for contract benefits
     and terminations.............      (12,726,825)       (2,006,845)      (32,407,421)       (24,465,425)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       186,518,134       188,533,442      (39,632,284)       (40,367,260)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       211,556,903       198,709,073      (39,688,062)         43,161,645
NET ASSETS:
   Beginning of year..............       209,957,052        11,247,979       330,701,962        287,540,317
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    421,513,955  $    209,957,052  $    291,013,900  $     330,701,962
                                    ================  ================  ================  =================


                                     MIST MFS EMERGING MARKETS EQUITY       MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (3,159,826)  $    (2,103,697)   $      2,090,191  $      3,181,971
   Net realized gains (losses)....          2,820,880         1,835,792          1,753,034           522,322
   Change in unrealized gains
     (losses) on investments......       (35,285,750)      (28,154,915)       (30,446,779)        47,772,611
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (35,624,696)      (28,422,820)       (26,603,554)        51,476,904
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          7,559,248        18,621,868          4,632,660         5,992,222
   Net transfers (including fixed
     account).....................         29,309,475        44,696,703          6,352,582      (11,184,676)
   Contract charges...............        (4,822,730)       (4,647,330)        (2,468,848)       (2,476,702)
   Transfers for contract benefits
     and terminations.............       (26,878,803)      (22,864,787)       (25,488,292)      (23,934,709)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          5,167,190        35,806,454       (16,971,898)      (31,603,865)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (30,457,506)         7,383,634       (43,575,452)        19,873,039
NET ASSETS:
   Beginning of year..............        456,076,892       448,693,258        331,488,461       311,615,422
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $    425,619,386  $    456,076,892   $    287,913,009  $    331,488,461
                                     ================  ================   ================  ================

                                                   MIST
                                       MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,409,470)  $    (1,696,520)
   Net realized gains (losses)....         5,684,794         2,455,142
   Change in unrealized gains
     (losses) on investments......       (2,736,107)        64,718,433
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (460,783)        65,477,055
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,815,143        30,911,631
   Net transfers (including fixed
     account).....................           261,603       (5,530,092)
   Contract charges...............       (2,627,209)       (2,046,240)
   Transfers for contract benefits
     and terminations.............      (13,039,300)      (10,333,215)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,589,763)        13,002,084
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,050,546)        78,479,139
NET ASSETS:
   Beginning of year..............       244,579,234       166,100,095
                                    ----------------  ----------------
   End of year....................  $    240,528,688  $    244,579,234
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                              MIST
                                                                         PANAGORA GLOBAL             MIST PIMCO
                                      MIST OPPENHEIMER GLOBAL EQUITY    DIVERSIFIED RISK      INFLATION PROTECTED BOND
                                                SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2014              2013            2014 (b)            2014              2013
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (389,294)  $      (523,132)  $       (23,522)  $      (314,897)  $      5,656,555
   Net realized gains (losses)....         3,495,793           471,553           207,621      (10,840,115)        44,720,235
   Change in unrealized gains
     (losses) on investments......       (2,567,600)        11,622,690         (153,203)        22,930,848     (156,230,192)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           538,899        11,571,111            30,896        11,775,836     (105,853,402)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           399,861           974,476         2,980,950         5,645,359         7,816,286
   Net transfers (including fixed
     account).....................           480,602        59,782,304         7,342,567      (42,539,161)      (33,502,041)
   Contract charges...............         (525,821)         (334,651)          (46,489)       (8,436,136)       (9,760,980)
   Transfers for contract benefits
     and terminations.............       (6,941,115)       (3,578,136)         (146,280)      (55,305,583)      (58,283,070)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,586,473)        56,843,993        10,130,748     (100,635,521)      (93,729,805)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,047,574)        68,415,104        10,161,644      (88,859,685)     (199,583,207)
NET ASSETS:
   Beginning of year..............        78,398,573         9,983,469                --       821,456,089     1,021,039,296
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $     72,350,999  $     78,398,573  $     10,161,644  $    732,596,404  $    821,456,089
                                    ================  ================  ================  ================  ================



                                         MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     14,856,202  $     57,226,440  $        817,446  $      4,682,697
   Net realized gains (losses)....       (1,792,640)        42,284,668        87,911,473         4,614,621
   Change in unrealized gains
     (losses) on investments......        36,415,773     (175,186,613)      (61,223,094)        61,555,660
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        49,479,335      (75,675,505)        27,505,825        70,852,978
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,074,315        23,558,528         9,637,842        28,240,878
   Net transfers (including fixed
     account).....................      (98,518,340)      (36,143,738)       (8,227,980)       (4,702,128)
   Contract charges...............      (20,347,053)      (21,824,762)       (3,315,269)       (2,681,923)
   Transfers for contract benefits
     and terminations.............     (151,437,179)     (130,498,036)      (17,438,624)      (13,997,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (256,228,257)     (164,908,008)      (19,344,031)         6,859,037
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (206,748,922)     (240,583,513)         8,161,794        77,712,015
NET ASSETS:
   Beginning of year..............     1,993,786,948     2,234,370,461       297,755,670       220,043,655
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,787,038,026  $  1,993,786,948  $    305,917,464  $    297,755,670
                                    ================  ================  ================  ================



                                      MIST PIONEER STRATEGIC INCOME       MIST PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     34,258,738  $     30,105,308  $      8,253,807  $      1,187,173
   Net realized gains (losses)....        12,258,413         3,348,132       (2,556,572)         2,758,477
   Change in unrealized gains
     (losses) on investments......      (17,661,136)      (32,752,219)        34,979,601      (56,847,411)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        28,856,015           701,221        40,676,836      (52,901,761)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,345,716        95,062,807         3,770,560        63,436,489
   Net transfers (including fixed
     account).....................        42,682,881        81,921,721      (28,818,734)     (213,162,045)
   Contract charges...............       (9,619,195)       (7,949,861)      (10,709,776)      (12,240,571)
   Transfers for contract benefits
     and terminations.............      (65,741,442)      (55,184,071)      (40,212,165)      (38,279,793)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,332,040)       113,850,596      (75,970,115)     (200,245,920)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        24,523,975       114,551,817      (35,293,279)     (253,147,681)
NET ASSETS:
   Beginning of year..............       919,328,857       804,777,040       715,739,557       968,887,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    943,852,832  $    919,328,857  $    680,446,278  $    715,739,557
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MIST PYRAMIS MANAGED RISK       MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014            2013 (c)            2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,731,736)  $        251,733  $      (428,408)  $    (4,795,245)
   Net realized gains (losses)....           515,242         1,330,956        18,517,553         2,079,740
   Change in unrealized gains
     (losses) on investments......         9,325,602         1,889,489        10,370,401        31,029,531
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,109,108         3,472,178        28,459,546        28,314,026
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        21,094,105        11,152,445        19,796,572        68,362,808
   Net transfers (including fixed
     account).....................        61,855,680        64,918,197        32,175,596       161,034,274
   Contract charges...............       (1,600,359)         (309,972)       (6,709,852)       (4,470,986)
   Transfers for contract benefits
     and terminations.............       (4,362,374)         (815,619)      (15,546,572)       (9,919,594)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        76,987,052        74,945,051        29,715,744       215,006,502
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        85,096,160        78,417,229        58,175,290       243,320,528
NET ASSETS:
   Beginning of year..............        78,417,229                --       435,205,689       191,885,161
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    163,513,389  $     78,417,229  $    493,380,979  $    435,205,689
                                    ================  ================  ================  ================


                                      MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     11,253,551  $     15,406,854   $      1,691,616  $      2,717,724
   Net realized gains (losses)....       113,377,455        56,799,502         41,161,005        25,386,819
   Change in unrealized gains
     (losses) on investments......      (60,416,484)        92,923,301       (24,023,767)        44,458,197
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        64,214,522       165,129,657         18,828,854        72,562,740
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,439,074        11,860,244          6,532,143         5,978,512
   Net transfers (including fixed
     account).....................      (25,023,322)      (37,705,533)        (3,398,510)         6,512,325
   Contract charges...............      (18,124,397)      (18,210,457)        (5,200,778)       (4,933,205)
   Transfers for contract benefits
     and terminations.............      (95,978,922)      (64,397,713)       (24,564,862)      (18,680,473)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (128,687,567)     (108,453,459)       (26,632,007)      (11,122,841)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (64,473,045)        56,676,198        (7,803,153)        61,439,899
NET ASSETS:
   Beginning of year..............     1,578,178,677     1,521,502,479        509,607,858       448,167,959
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $  1,513,705,632  $  1,578,178,677   $    501,804,705  $    509,607,858
                                    ================  ================   ================  ================

                                                                                       MIST
                                    MIST T. ROWE PRICE LARGE CAP VALUE     T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (2,592,578)  $        274,524  $    (8,684,292)  $    (7,216,909)
   Net realized gains (losses)....         22,160,919        12,380,070        83,347,675        44,126,921
   Change in unrealized gains
     (losses) on investments......         67,563,377       154,938,541      (17,691,662)       116,792,789
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         87,131,718       167,593,135        56,971,721       153,702,801
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         12,253,858         7,988,896         3,338,843         4,862,681
   Net transfers (including fixed
     account).....................        159,566,655         4,058,593      (37,998,561)      (21,028,467)
   Contract charges...............        (4,113,653)       (3,122,742)       (4,959,686)       (4,805,296)
   Transfers for contract benefits
     and terminations.............       (73,966,475)      (55,363,943)      (48,648,856)      (31,385,247)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         93,740,385      (46,439,196)      (88,268,260)      (52,356,329)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        180,872,103       121,153,939      (31,296,539)       101,346,472
NET ASSETS:
   Beginning of year..............        657,944,319       536,790,380       568,882,747       467,536,275
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    838,816,422  $    657,944,319  $    537,586,208  $    568,882,747
                                     ================  ================  ================  ================


                                       MIST WMC LARGE CAP RESEARCH
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (152,311)  $       (69,719)
   Net realized gains (losses)....           962,687           843,040
   Change in unrealized gains
     (losses) on investments......         1,050,584         3,552,916
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,860,960         4,326,237
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           307,777           654,278
   Net transfers (including fixed
     account).....................         (607,575)         (847,332)
   Contract charges...............         (197,017)         (180,167)
   Transfers for contract benefits
     and terminations.............         (973,400)       (1,522,513)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,470,215)       (1,895,734)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           390,745         2,430,503
NET ASSETS:
   Beginning of year..............        16,869,650        14,439,147
                                    ----------------  ----------------
   End of year....................  $     17,260,395  $     16,869,650
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                    MSF
                                    BAILLIE GIFFORD INTERNATIONAL STOCK    MSF BARCLAYS AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (823,308)  $    (3,165,848)   $      2,129,181  $      2,684,004
   Net realized gains (losses)....          2,816,068         1,385,436          (108,055)         (145,067)
   Change in unrealized gains
     (losses) on investments......       (15,452,332)        31,198,214          4,954,438       (8,883,122)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (13,459,572)        29,417,802          6,975,564       (6,344,185)
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,436,654         1,422,162          9,707,112        11,149,289
   Net transfers (including fixed
     account).....................            324,776       282,688,482         51,418,453        15,951,296
   Contract charges...............        (3,197,760)       (2,205,156)        (2,153,905)       (1,698,851)
   Transfers for contract benefits
     and terminations.............       (19,054,714)      (10,455,850)       (15,043,074)       (8,039,466)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (20,491,044)       271,449,638         43,928,586        17,362,268
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (33,950,616)       300,867,440         50,904,150        11,018,083
NET ASSETS:
   Beginning of year..............        303,453,047         2,585,607        162,571,849       151,553,766
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $    269,502,431  $    303,453,047   $    213,475,999  $    162,571,849
                                     ================  ================   ================  ================

                                                                                        MSF
                                         MSF BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         952,581  $      1,256,228  $      (221,645)  $      (112,438)
   Net realized gains (losses)....             40,190         1,515,855         1,124,532           691,188
   Change in unrealized gains
     (losses) on investments......          2,001,494       (4,322,733)            32,868         3,229,055
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,994,265       (1,550,650)           935,755         3,807,805
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,147,683         5,100,261           465,737         1,032,741
   Net transfers (including fixed
     account).....................          6,751,669         1,673,798         (848,033)          (69,939)
   Contract charges...............          (621,824)         (567,749)         (110,785)         (108,766)
   Transfers for contract benefits
     and terminations.............        (4,908,655)       (5,292,686)       (1,028,588)       (1,221,109)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          3,368,873           913,624       (1,521,669)         (367,073)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          6,363,138         (637,026)         (585,914)         3,440,732
NET ASSETS:
   Beginning of year..............         57,251,907        57,888,933        15,272,342        11,831,610
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      63,615,045  $     57,251,907  $     14,686,428  $     15,272,342
                                    =================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE       MSF BLACKROCK MONEY MARKET
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,636)  $          1,769  $    (6,766,906)  $    (8,012,597)
   Net realized gains (losses)....           921,265           196,427                --                --
   Change in unrealized gains
     (losses) on investments......         (583,420)           706,190                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           335,209           904,386       (6,766,906)       (8,012,597)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           187,882           170,505        16,019,042        35,808,232
   Net transfers (including fixed
     account).....................           257,815           180,009        38,236,997       (7,315,471)
   Contract charges...............             (155)             (147)       (4,868,193)       (5,349,795)
   Transfers for contract benefits
     and terminations.............         (372,113)         (439,359)     (108,077,463)     (122,897,380)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,429          (88,992)      (58,689,617)      (99,754,414)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           408,638           815,394      (65,456,523)     (107,767,011)
NET ASSETS:
   Beginning of year..............         3,792,926         2,977,532       461,342,890       569,109,901
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,201,564  $      3,792,926  $    395,886,367  $    461,342,890
                                    ================  ================  ================  ================


                                        MSF FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2014            2013 (c)
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,322,869)  $       (897,791)
   Net realized gains (losses)....         9,730,209          1,222,819
   Change in unrealized gains
     (losses) on investments......       (1,239,505)         14,503,587
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,167,835         14,828,615
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           593,698            339,204
   Net transfers (including fixed
     account).....................       (3,064,927)         73,026,037
   Contract charges...............         (703,442)          (461,156)
   Transfers for contract benefits
     and terminations.............       (6,346,789)        (4,081,537)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,521,460)         68,822,548
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............       (2,353,625)         83,651,163
NET ASSETS:
   Beginning of year..............        83,651,163                 --
                                    ----------------  -----------------
   End of year....................  $     81,297,538  $      83,651,163
                                    ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                            MSF JENNISON GROWTH           MSF LOOMIS SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,604,142)  $     (7,335,002)  $      (241,088)  $      (200,052)
   Net realized gains (losses)....        57,107,511         20,299,862         2,320,935         1,982,997
   Change in unrealized gains
     (losses) on investments......      (11,083,979)        145,943,839       (1,853,055)         2,464,698
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        37,419,390        158,908,699           226,792         4,247,643
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,880,660          3,447,603           156,508           344,417
   Net transfers (including fixed
     account).....................      (44,484,377)        (2,923,592)         (366,480)       (1,074,960)
   Contract charges...............       (4,133,996)        (3,962,178)         (175,842)         (173,285)
   Transfers for contract benefits
     and terminations.............      (48,285,573)       (38,611,159)         (745,280)       (1,065,267)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (94,023,286)       (42,049,326)       (1,131,094)       (1,969,095)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (56,603,896)        116,859,373         (904,302)         2,278,548
NET ASSETS:
   Beginning of year..............       585,624,219        468,764,846        14,610,773        12,332,225
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    529,020,323  $     585,624,219  $     13,706,471  $     14,610,773
                                    ================  =================  ================  ================

                                                    MSF
                                      LOOMIS SAYLES SMALL CAP GROWTH        MSF MET/ARTISAN MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014               2013
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        (2,894)  $        (1,411)  $     (2,770,312)  $    (2,081,656)
   Net realized gains (losses)....             33,035            10,812          9,182,228         2,704,503
   Change in unrealized gains
     (losses) on investments......           (27,964)            37,804        (6,138,938)        71,939,639
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              2,177            47,205            272,978        72,562,486
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             34,767            71,019          2,279,317         2,406,731
   Net transfers (including fixed
     account).....................             33,954            72,654       (15,880,836)        15,760,862
   Contract charges...............              (817)             (292)        (1,707,607)       (1,572,787)
   Transfers for contract benefits
     and terminations.............            (3,450)           (4,711)       (26,349,339)      (20,643,858)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             64,454           138,670       (41,658,465)       (4,049,052)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............             66,631           185,875       (41,385,487)        68,513,434
NET ASSETS:
   Beginning of year..............            226,802            40,927        285,771,010       217,257,576
                                     ----------------  ----------------  -----------------  ----------------
   End of year....................   $        293,433  $        226,802  $     244,385,523  $    285,771,010
                                     ================  ================  =================  ================

                                            MSF MET/DIMENSIONAL
                                        INTERNATIONAL SMALL COMPANY       MSF METLIFE ASSET ALLOCATION 20
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        265,996  $         75,530  $       (93,420)  $         123,598
   Net realized gains (losses)....         4,114,623         2,053,871           589,830            324,295
   Change in unrealized gains
     (losses) on investments......       (9,176,434)        11,472,763          (85,239)          (227,599)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,795,815)        13,602,164           411,171            220,294
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           815,496           946,915           365,589                 --
   Net transfers (including fixed
     account).....................           191,200         2,187,268        35,836,944          (726,171)
   Contract charges...............         (593,152)         (559,879)         (223,118)           (83,224)
   Transfers for contract benefits
     and terminations.............       (3,606,060)       (2,632,342)       (2,200,451)        (1,568,517)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,192,516)          (58,038)        33,778,964        (2,377,912)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (7,988,331)        13,544,126        34,190,135        (2,157,618)
NET ASSETS:
   Beginning of year..............        66,162,419        52,618,293         7,497,408          9,655,026
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $     58,174,088  $     66,162,419  $     41,687,543  $       7,497,408
                                    ================  ================  ================  =================


                                      MSF METLIFE ASSET ALLOCATION 40
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (56,436,952)  $         60,178
   Net realized gains (losses)....        14,979,444           205,663
   Change in unrealized gains
     (losses) on investments......       181,094,658           395,866
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       139,637,150           661,707
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,615,751                --
   Net transfers (including fixed
     account).....................     5,139,621,026           151,035
   Contract charges...............      (34,412,284)          (63,032)
   Transfers for contract benefits
     and terminations.............     (273,737,211)         (594,121)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     4,844,087,282         (506,118)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............     4,983,724,432           155,589
NET ASSETS:
   Beginning of year..............         7,732,376         7,576,787
                                    ----------------  ----------------
   End of year....................  $  4,991,456,808  $      7,732,376
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                      MSF METLIFE ASSET ALLOCATION 60    MSF METLIFE ASSET ALLOCATION 80
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014             2013               2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (82,508,224)  $        111,426  $   (72,919,925)  $      (147,761)
   Net realized gains (losses)....        19,715,684         1,018,931        18,208,146           927,158
   Change in unrealized gains
     (losses) on investments......       325,337,909         5,244,250       313,139,176        10,180,246
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       262,545,369         6,374,607       258,427,397        10,959,643
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        24,283,519           333,489        24,181,255           209,284
   Net transfers (including fixed
     account).....................     7,634,512,209           189,896     6,518,639,731       (1,014,032)
   Contract charges...............      (48,104,618)         (368,244)      (40,179,976)         (511,319)
   Transfers for contract benefits
     and terminations.............     (389,900,744)       (3,563,775)     (310,434,847)       (4,103,646)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     7,220,790,366       (3,408,634)     6,192,206,163       (5,419,713)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     7,483,335,735         2,965,973     6,450,633,560         5,539,930
NET ASSETS:
   Beginning of year..............        44,655,421        41,689,448        57,260,787        51,720,857
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  7,527,991,156  $     44,655,421  $  6,507,894,347  $     57,260,787
                                    ================  ================  ================  ================

                                     MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (819,673)  $      (566,013)  $      (765,841)  $        126,616
   Net realized gains (losses)....        11,559,694         6,964,753        38,987,719        23,490,755
   Change in unrealized gains
     (losses) on investments......       (1,212,992)        23,599,476        23,647,160       106,939,595
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,527,029        29,998,216        61,869,038       130,556,966
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,512,620         3,805,517         7,247,240         9,905,483
   Net transfers (including fixed
     account).....................       (1,166,141)         9,018,341        32,842,922        10,729,964
   Contract charges...............       (1,039,460)         (966,588)       (3,860,753)       (3,364,435)
   Transfers for contract benefits
     and terminations.............       (8,982,254)       (4,961,109)      (48,542,701)      (33,312,519)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,675,235)         6,896,161      (12,313,292)      (16,041,507)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,851,794        36,894,377        49,555,746       114,515,459
NET ASSETS:
   Beginning of year..............       125,884,078        88,989,701       561,274,487       446,759,028
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    127,735,872  $    125,884,078  $    610,830,233  $    561,274,487
                                    ================  ================  ================  ================

                                           MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         314,570  $        297,490  $       (57,616)  $    (1,920,146)
   Net realized gains (losses)....          1,124,465           439,651        18,672,716         5,190,690
   Change in unrealized gains
     (losses) on investments......          1,597,039         5,520,960         2,950,546        43,048,658
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          3,036,074         6,258,101        21,565,646        46,319,202
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,026,445         2,347,250         3,231,894         3,226,292
   Net transfers (including fixed
     account).....................            695,451         5,946,371       (9,606,231)       176,696,995
   Contract charges...............          (252,458)         (195,752)       (2,466,657)       (1,727,489)
   Transfers for contract benefits
     and terminations.............        (5,732,469)       (3,656,176)      (17,796,650)      (12,316,297)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (3,263,031)         4,441,693      (26,637,644)       165,879,501
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (226,957)        10,699,794       (5,071,998)       212,198,703
NET ASSETS:
   Beginning of year..............         46,044,412        35,344,618       260,473,964        48,275,261
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      45,817,455  $     46,044,412  $    255,401,966  $    260,473,964
                                    =================  ================  ================  ================

                                            MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        991,218  $      1,388,628
   Net realized gains (losses)....         2,887,187         1,008,944
   Change in unrealized gains
     (losses) on investments......      (11,944,228)        15,456,919
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,065,823)        17,854,491
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,309,427         3,337,616
   Net transfers (including fixed
     account).....................         4,727,833        14,653,612
   Contract charges...............         (974,058)         (946,782)
   Transfers for contract benefits
     and terminations.............       (8,971,260)       (4,106,316)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,908,058)        12,938,130
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,973,881)        30,792,621
NET ASSETS:
   Beginning of year..............       112,197,169        81,404,548
                                    ----------------  ----------------
   End of year....................  $    101,223,288  $    112,197,169
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013






                                      MSF NEUBERGER BERMAN GENESIS            MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,176,457)  $    (1,702,008)  $      (798,862)  $       (279,727)
   Net realized gains (losses)....         4,329,229         2,307,614         8,367,458          2,980,519
   Change in unrealized gains
     (losses) on investments......       (5,677,025)        36,584,374       (3,199,788)         32,072,788
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,524,253)        37,189,980         4,368,808         34,773,580
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,992,969         1,534,745         2,652,120          3,036,517
   Net transfers (including fixed
     account).....................       (5,425,832)       130,824,603         5,859,193         17,108,088
   Contract charges...............       (1,280,963)         (883,958)       (1,176,186)          (979,907)
   Transfers for contract benefits
     and terminations.............      (13,905,156)       (8,216,818)       (7,916,247)        (4,618,795)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,618,982)       123,258,572         (581,120)         14,545,903
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (22,143,235)       160,448,552         3,787,688         49,319,483
NET ASSETS:
   Beginning of year..............       172,247,460        11,798,908       141,070,458         91,750,975
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    150,104,225  $    172,247,460  $    144,858,146  $     141,070,458
                                    ================  ================  ================  =================




                                                   MSF                                  MSF
                                     T. ROWE PRICE LARGE CAP GROWTH       T. ROWE PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,482,158)  $    (1,361,307)  $      (153,247)  $      (118,410)
   Net realized gains (losses)....        14,393,834         1,274,164         1,464,690         1,190,765
   Change in unrealized gains
     (losses) on investments......       (1,397,928)        29,734,972         (830,342)         2,047,671
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,513,748        29,647,829           481,101         3,120,026
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,948,471         1,216,598           281,198           217,643
   Net transfers (including fixed
     account).....................        17,437,802       125,845,085         (504,932)            76,680
   Contract charges...............       (1,330,553)         (670,738)          (62,439)          (65,804)
   Transfers for contract benefits
     and terminations.............      (14,540,202)       (5,610,315)         (741,321)         (634,727)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         4,515,518       120,780,630       (1,027,494)         (406,208)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        15,029,266       150,428,459         (546,393)         2,713,818
NET ASSETS:
   Beginning of year..............       151,930,071         1,501,612        10,522,813         7,808,995
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    166,959,337  $    151,930,071  $      9,976,420  $     10,522,813
                                    ================  ================  ================  ================

                                                                                 MSF
                                                                            WESTERN ASSET
                                                                             MANAGEMENT
                                                   MSF                     STRATEGIC BOND            MSF WESTERN ASSET
                                    VAN ECK GLOBAL NATURAL RESOURCES        OPPORTUNITIES       MANAGEMENT U.S. GOVERNMENT
                                               SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                    -----------------------------------  -----------------  -----------------------------------
                                          2014              2013              2014 (a)            2014               2013
                                    ----------------  -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,294,356)  $       (992,724)   $            (5)  $        697,614  $       1,546,993
   Net realized gains (losses)....         1,787,878        (2,668,683)                 --           (3,865)             12,769
   Change in unrealized gains
     (losses) on investments......      (19,515,189)         13,797,608                 48         2,454,211        (8,825,000)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,021,667)         10,136,201                 43         3,147,960        (7,265,238)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           402,973            944,635             12,700         5,112,381         17,581,036
   Net transfers (including fixed
     account).....................         8,185,185      (11,189,728)                 --          2,857,487       (7,036,962)
   Contract charges...............       (1,298,545)       (1,460,573)                 --        (3,072,371)       (3,057,823)
   Transfers for contract benefits
     and terminations.............       (5,429,317)       (3,878,019)                 --       (23,830,183)      (21,660,910)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,860,296      (15,583,685)             12,700       (18,932,686)      (14,174,659)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (17,161,371)       (5,447,484)             12,743       (15,784,726)      (21,439,897)
NET ASSETS:
   Beginning of year..............       106,449,499       111,896,983                 --        291,870,388       313,310,285
                                    ----------------  -----------------  -----------------  ----------------  -----------------
   End of year....................  $     89,288,128  $    106,449,499   $         12,743   $    276,085,662  $    291,870,388
                                    ================  =================  =================  ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                  MSF WMC
                                         CORE EQUITY OPPORTUNITIES           NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,367,120)  $    (2,024,413)  $           (88)  $           (53)
   Net realized gains (losses)....        91,018,865        40,523,317             1,471               749
   Change in unrealized gains
     (losses) on investments......      (33,491,386)       130,538,788           (1,551)             2,197
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        51,160,359       169,037,692             (168)             2,893
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,408,051         5,918,436                --                --
   Net transfers (including fixed
     account).....................      (44,285,835)      (37,323,562)                --                --
   Contract charges...............       (4,874,727)       (4,862,149)                --                --
   Transfers for contract benefits
     and terminations.............      (54,954,173)      (46,536,304)           (1,810)               (3)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (100,706,684)      (82,803,579)           (1,810)               (3)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (49,546,325)        86,234,113           (1,978)             2,890
NET ASSETS:
   Beginning of year..............       658,561,438       572,327,325            10,991             8,101
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    609,015,113  $    658,561,438  $          9,013  $         10,991
                                    ================  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                         OPPENHEIMER VA CORE BOND             GLOBAL STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            347  $            335  $            133  $            164
   Net realized gains (losses)....             (267)             (126)                 5                 8
   Change in unrealized gains
     (losses) on investments......               416             (342)              (73)             (240)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               496             (133)                65              (68)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                --
   Net transfers (including fixed
     account).....................                --                --                --                --
   Contract charges...............                --                --                --                --
   Transfers for contract benefits
     and terminations.............             (796)             (279)               (1)               (2)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (796)             (279)               (1)               (2)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (300)             (412)                64              (70)
NET ASSETS:
   Beginning of year..............             8,646             9,058             4,492             4,562
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          8,346  $          8,646  $          4,556  $          4,492
                                    ================  ================  ================  ================

                                              OPPENHEIMER VA
                                           MAIN STREET SMALL CAP           OPPENHEIMER VA MAIN STREET
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (875,296)  $     (725,297)  $          (589)  $          (280)
   Net realized gains (losses)....        21,968,724        6,330,488             5,285             1,403
   Change in unrealized gains
     (losses) on investments......       (9,177,366)       30,298,071             4,566            23,373
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,916,062       35,903,262             9,262            24,496
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,589,850        7,423,119                --                --
   Net transfers (including fixed
     account).....................       (3,769,755)      (9,338,929)                --                --
   Contract charges...............       (1,193,884)      (1,036,361)                --                --
   Transfers for contract benefits
     and terminations.............       (7,121,166)      (5,997,839)           (7,216)           (4,120)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,494,955)      (8,950,010)           (7,216)           (4,120)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,421,107       26,953,252             2,046            20,376
NET ASSETS:
   Beginning of year..............       123,045,407       96,092,155           104,039            83,663
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    126,466,514  $   123,045,407  $        106,085  $        104,039
                                    ================  ===============  ================  ================


                                          OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (53)  $          (102)
   Net realized gains (losses)....                --                --
   Change in unrealized gains
     (losses) on investments......                --                --
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (53)             (102)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (154)         (108,863)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (154)         (108,863)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (207)         (108,965)
NET ASSETS:
   Beginning of year..............             4,000           112,965
                                    ----------------  ----------------
   End of year....................  $          3,793  $          4,000
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        PIMCO VIT
                                       COMMODITY-          PIMCO VIT          PIMCO VIT
                                       REALRETURN          EMERGING         UNCONSTRAINED
                                        STRATEGY          MARKET BOND           BOND                PIONEER VCT MID CAP
                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT             VALUE SUB-ACCOUNT
                                    -----------------  ----------------  -----------------  -----------------------------------
                                        2014 (a)           2014 (a)           2014 (a)            2014               2013
                                    -----------------  ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $              11  $             29  $              --  $       (535,991)  $      (422,216)
   Net realized gains (losses)....                 --                --                 --         11,686,087           856,609
   Change in unrealized gains
     (losses) on investments......            (1,741)                76                (4)        (2,093,671)        16,961,029
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            (1,730)               105                (4)          9,056,425        17,395,422
                                    -----------------  ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             14,900            15,098              4,763          2,291,113         5,065,892
   Net transfers (including fixed
     account).....................                 --                --                 --        (1,539,510)       (2,540,776)
   Contract charges...............                 --                --                 --          (602,056)         (481,800)
   Transfers for contract benefits
     and terminations.............                 --               (1)                 --        (6,203,018)       (3,983,623)
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             14,900            15,097              4,763        (6,053,471)       (1,940,307)
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............             13,170            15,202              4,759          3,002,954        15,455,115
NET ASSETS:
   Beginning of year..............                 --                --                 --         71,900,042        56,444,927
                                    -----------------  ----------------  -----------------  -----------------  ----------------
   End of year....................  $          13,170  $         15,202  $           4,759  $      74,902,996  $     71,900,042
                                    =================  ================  =================  =================  ================




                                      PIONEER VCT REAL ESTATE SHARES          T. ROWE PRICE GROWTH STOCK
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014               2013
                                    -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           1,768  $           1,359  $       (68,593)  $        (60,820)
   Net realized gains (losses)....             47,876             18,057         1,582,180            357,589
   Change in unrealized gains
     (losses) on investments......             16,387           (19,131)         (938,069)          2,047,793
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             66,031                285           575,518          2,344,562
                                    -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                305                895           239,809            219,130
   Net transfers (including fixed
     account).....................           (41,306)             17,963         (718,459)          (113,852)
   Contract charges...............            (3,087)            (2,841)           (1,508)            (1,536)
   Transfers for contract benefits
     and terminations.............           (24,717)            (1,163)         (922,810)          (513,697)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (68,805)             14,854       (1,402,968)          (409,955)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............            (2,774)             15,139         (827,450)          1,934,607
NET ASSETS:
   Beginning of year..............            252,653            237,514         8,339,192          6,404,585
                                    -----------------  -----------------  ----------------  -----------------
   End of year....................  $         249,879  $         252,653  $      7,511,742  $       8,339,192
                                    =================  =================  ================  =================




                                     T. ROWE PRICE INTERNATIONAL STOCK      T. ROWE PRICE PRIME RESERVE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2014              2013               2014              2013
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,560  $            503  $         (5,357)  $         (6,339)
   Net realized gains (losses)....            23,491            10,324                 --                 --
   Change in unrealized gains
     (losses) on investments......          (35,473)            71,247                 --                 --
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (10,422)            82,074            (5,357)            (6,339)
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            33,720            21,103                 --                208
   Net transfers (including fixed
     account).....................          (46,190)           (7,638)             24,583           (93,657)
   Contract charges...............             (139)             (151)              (128)              (155)
   Transfers for contract benefits
     and terminations.............           (9,346)          (79,868)           (63,332)           (64,754)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (21,955)          (66,554)           (38,877)          (158,358)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............          (32,377)            15,520           (44,234)          (164,697)
NET ASSETS:
   Beginning of year..............           655,401           639,881            558,449            723,146
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $        623,024  $        655,401  $         514,215  $         558,449
                                    ================  ================  =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                      VAN ECK VIP
                                                               TAP 1919 VARIABLE SOCIALLY           UIF GLOBAL        LONG/SHORT
                                                                   RESPONSIVE BALANCED            INFRASTRUCTURE     EQUITY INDEX
                                                                       SUB-ACCOUNT                  SUB-ACCOUNT       SUB-ACCOUNT
                                                          ------------------------------------  -----------------  -----------------
                                                                 2014              2013              2014 (a)          2014 (a)
                                                          -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).........................  $         (1,774)  $         (2,213)  $             (4)  $            (10)
   Net realized gains (losses)..........................             44,532              8,209                 --                 --
   Change in unrealized gains
     (losses) on investments............................           (24,999)             39,556                 44                 80
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.................................             17,759             45,552                 40                 70
                                                          -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...............................              1,080                 --              8,425             16,699
   Net transfers (including fixed
     account)...........................................           (33,535)              9,338                 --                 --
   Contract charges.....................................              (128)              (130)                 --                 --
   Transfers for contract benefits
     and terminations...................................           (23,622)           (51,803)                 --                 --
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions...........................           (56,205)           (42,595)              8,425             16,699
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...................................           (38,446)              2,957              8,465             16,769
NET ASSETS:
   Beginning of year....................................            292,286            289,329                 --                 --
                                                          -----------------  -----------------  -----------------  -----------------
   End of year..........................................  $         253,840  $         292,286  $           8,465  $          16,769
                                                          =================  =================  =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into MetLife Insurance Company of Connecticut, which subsequently changed its name to MetLife Insurance Company USA and its state of domicile to Delaware, and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Ivy Funds Variable Insurance Portfolios ("Ivy              T. Rowe Price International Funds, Inc
   Funds VIP")                                             T. Rowe Price Prime Reserve Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         The Alger Portfolios ("Alger")
Legg Mason Partners Variable Equity Trust                  Trust For Advised Portfolios ("TAP")
   ("LMPVET")                                              The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Income Trust                  Van Eck VIP Trust ("Van Eck VIP")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2014:

Alger Small Cap Growth Sub-Account                      BlackRock Global Allocation V.I. Sub-Account (b)
American Funds Bond Sub-Account                         Deutsche I International Sub-Account
American Funds Global Growth Sub-Account                Federated High Income Bond Sub-Account
American Funds Global Small Capitalization              Federated Kaufman Sub-Account
   Sub-Account (a)                                      Fidelity VIP Asset Manager Sub-Account
American Funds Growth Sub-Account                       Fidelity VIP Contrafund Sub-Account (a)
American Funds Growth-Income Sub-Account                Fidelity VIP Equity-Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


Fidelity VIP FundsManager 50% Sub-Account                MIST American Funds Growth Allocation
Fidelity VIP FundsManager 60% Sub-Account                   Sub-Account
Fidelity VIP Growth Sub-Account                          MIST American Funds Growth Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST American Funds Moderate Allocation
Fidelity VIP Mid Cap Sub-Account                            Sub-Account
Fidelity VIP Money Market Sub-Account (a)                MIST AQR Global Risk Balanced Sub-Account
Fidelity VIP Overseas Sub-Account                        MIST BlackRock Global Tactical Strategies
FTVIPT Franklin Income VIP Sub-Account                      Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST BlackRock High Yield Sub-Account (a)
FTVIPT Franklin Small Cap Value VIP Sub-Account          MIST Clarion Global Real Estate Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 MIST ClearBridge Aggressive Growth Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. Core Equity Sub-Account                     MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Invesco Comstock Sub-Account
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Mid Cap Value Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Invesco Small Cap Growth Sub-Account (a)
Ivy Funds VIP Asset Strategy Sub-Account (b)             MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            MIST JPMorgan Global Active Allocation
   Sub-Account (a)                                          Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST JPMorgan Small Cap Value Sub-Account (a)
   Sub-Account                                           MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Equity Income                MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account (a)                                       MIST Met/Eaton Vance Floating Rate Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Met/Franklin Low Duration Total Return
   Sub-Account                                              Sub-Account
LMPVET ClearBridge Variable Large Cap Value              MIST Met/Templeton International Bond Sub-Account
   Sub-Account                                           MIST MetLife Asset Allocation 100 Sub-Account
LMPVET ClearBridge Variable Small Cap Growth             MIST MetLife Balanced Plus Sub-Account
   Sub-Account                                           MIST MetLife Multi-Index Targeted Risk
LMPVET Permal Alternative Select VIT                        Sub-Account
   Sub-Account (b)                                       MIST MetLife Small Cap Value Sub-Account (a)
LMPVET Variable Lifestyle Allocation 50%                 MIST MFS Emerging Markets Equity Sub-Account
   Sub-Account                                           MIST MFS Research International Sub-Account (a)
LMPVET Variable Lifestyle Allocation 70%                 MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
   Sub-Account                                           MIST Oppenheimer Global Equity Sub-Account
LMPVET Variable Lifestyle Allocation 85%                 MIST PanAgora Global Diversified Risk
   Sub-Account                                              Sub-Account (b)
LMPVIT Western Asset Variable Global High Yield          MIST PIMCO Inflation Protected Bond Sub-Account
   Bond Sub-Account                                      MIST PIMCO Total Return Sub-Account (a)
MFS VIT Investors Trust Sub-Account                      MIST Pioneer Fund Sub-Account (a)
MFS VIT New Discovery Sub-Account                        MIST Pioneer Strategic Income Sub-Account (a)
MFS VIT Research Sub-Account                             MIST Pyramis Government Income Sub-Account
MIST AllianceBernstein Global Dynamic Allocation         MIST Pyramis Managed Risk Sub-Account
   Sub-Account                                           MIST Schroders Global Multi-Asset Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset        MIST SSgA Growth and Income ETF Sub-Account
   Plus Sub-Account (b)                                  MIST SSgA Growth ETF Sub-Account
MIST American Funds Balanced Allocation                  MIST T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           MIST T. Rowe Price Mid Cap Growth Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST WMC Large Cap Research Sub-Account (a)                MSF Van Eck Global Natural Resources Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    MSF Western Asset Management Strategic Bond
MSF Barclays Aggregate Bond Index Sub-Account (a)            Opportunities Sub-Account (b)
MSF BlackRock Bond Income Sub-Account (a)                  MSF Western Asset Management U.S. Government
MSF BlackRock Capital Appreciation Sub-Account (a)           Sub-Account (a)
MSF BlackRock Large Cap Value Sub-Account (a)              MSF WMC Core Equity Opportunities Sub-Account (a)
MSF BlackRock Money Market Sub-Account (a)                 Neuberger Berman Genesis Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    Oppenheimer VA Core Bond Sub-Account
MSF Jennison Growth Sub-Account (a)                        Oppenheimer VA Global Strategic Income
MSF Loomis Sayles Small Cap Core Sub-Account                 Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             Oppenheimer VA Main Street Small Cap
MSF Met/Artisan Mid Cap Value Sub-Account (a)                Sub-Account (a)
MSF Met/Dimensional International Small Company            Oppenheimer VA Main Street Sub-Account
   Sub-Account                                             Oppenheimer VA Money Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account                PIMCO VIT CommodityRealReturn Strategy
MSF MetLife Asset Allocation 40 Sub-Account                  Sub-Account (b)
MSF MetLife Asset Allocation 60 Sub-Account                PIMCO VIT Emerging Market Bond Sub-Account (b)
MSF MetLife Asset Allocation 80 Sub-Account                PIMCO VIT Unconstrained Bond Sub-Account (b)
MSF MetLife Mid Cap Stock Index Sub-Account (a)            Pioneer VCT Mid Cap Value Sub-Account
MSF MetLife Stock Index Sub-Account (a)                    Pioneer VCT Real Estate Shares Sub-Account
MSF MFS Total Return Sub-Account (a)                       T. Rowe Price Growth Stock Sub-Account
MSF MFS Value Sub-Account (a)                              T. Rowe Price International Stock Sub-Account
MSF MSCI EAFE Index Sub-Account (a)                        T. Rowe Price Prime Reserve Sub-Account
MSF Neuberger Berman Genesis Sub-Account (a)               TAP 1919 Variable Socially Responsive Balanced
MSF Russell 2000 Index Sub-Account (a)                       Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account (a)         UIF Global Infrastructure Sub-Account (b)
MSF T. Rowe Price Small Cap Growth Sub-Account (a)         Van Eck VIP Long/Short Equity Index (b)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2014.

B. The following Sub-Accounts had no net assets as of December 31, 2014:

Janus Aspen Global Research Sub-Account
MIST Met/Artisan International Sub-Account*

* This Investment Division commenced on November 19, 2014.


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2014:

LMPVET ClearBridge Variable All Cap Value                MIST MetLife Moderate Strategy Sub-Account
   Sub-Account                                           Pioneer VCT Disciplined Value Sub-Account
Invesco V.I. American Value Sub-Account                  Pioneer VCT Emerging Markets Sub-Account
Invesco V.I. Global Real Estate Sub-Account              Pioneer VCT Equity Income Sub-Account
MIST ClearBridge Aggressive Growth II Sub-Account        Pioneer VCT Ibbotson Growth Allocation Sub-Account
MIST MetLife Balanced Strategy Sub-Account               Pioneer VCT Ibbotson Moderate Allocation
MIST MetLife Defensive Strategy Sub-Account                Sub-Account
MIST MetLife Growth Strategy Sub-Account                 UIF U.S. Real Estate Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONTINUED)


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

Franklin Income Securities Fund                         Franklin Income VIP Fund
Franklin Small Cap Value Securities Fund                Franklin Small Cap Value VIP Fund
Mutual Shares Securities Fund                           Franklin Mutual Shares VIP Fund
Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
Templeton Global Bond Securities Fund                   Templeton Global Bond VIP Fund
(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio           (MIST) MetLife Small Cap Value Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio         (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced Fund
   Social Awareness Portfolio

SUBSTITUTIONS:

Former Portfolio                                           New Portfolio

ClearBridge Variable All Cap Value Portfolio               (MIST) T. Rowe Price Large Cap Value Portfolio
Invesco V.I. American Value Fund                           (MIST) Invesco Mid Cap Value Portfolio
Invesco V.I. Global Real Estate Fund                       (MIST) Clarion Global Real Estate Portfolio
Pioneer Disciplined Value VCT Portfolio                    (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                     (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                        (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio           (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio         (MSF) MetLife Asset Allocation 60 Portfolio
(UIF) U.S. Real Estate Portfolio                           (MIST) Clarion Global Real Estate Portfolio

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


TRUST NAME CHANGE:

Former Name                                               New Name

DWS Variable Series I                                     Deutsche Variable Series I

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014                DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      1,921,904        56,410,072        5,701,946         7,073,730
     American Funds Bond Sub-Account............................     13,812,418       147,739,730       10,486,743        10,137,686
     American Funds Global Growth Sub-Account...................     11,436,237       252,267,241       44,095,190        19,845,237
     American Funds Global Small Capitalization Sub-Account.....      4,762,551        93,187,327        5,221,405         9,298,382
     American Funds Growth Sub-Account..........................     10,285,586       551,851,214       47,817,936       103,762,294
     American Funds Growth-Income Sub-Account...................      7,458,611       274,040,357       28,221,125        41,207,102
     BlackRock Global Allocation V.I. Fund Sub-Account (a)......            604             9,538            9,538                --
     Deutsche I International Sub-Account.......................      1,889,479        19,018,355          618,802         2,024,549
     Federated High Income Bond Sub-Account.....................          3,817            26,798            1,573               500
     Federated Kaufman Sub-Account..............................          2,498            34,361            4,778             1,902
     Fidelity VIP Asset Manager Sub-Account.....................      4,954,972        76,274,293        5,698,674         8,655,913
     Fidelity VIP Contrafund Sub-Account........................     16,968,941       418,638,148       45,355,592        76,873,656
     Fidelity VIP Equity-Income Sub-Account.....................        233,882         5,304,022          304,308           827,182
     Fidelity VIP FundsManager 50% Sub-Account..................    285,820,565     3,329,107,504    1,435,620,203            36,916
     Fidelity VIP FundsManager 60% Sub-Account..................    333,704,051     3,288,428,521      156,845,075       249,302,372
     Fidelity VIP Growth Sub-Account............................      2,641,366       100,196,604        1,523,225        17,556,858
     Fidelity VIP Index 500 Sub-Account.........................        337,142        43,801,197        1,215,605         8,388,363
     Fidelity VIP Mid Cap Sub-Account...........................     12,113,944       357,069,993       13,965,900        29,721,451
     Fidelity VIP Money Market Sub-Account......................     50,947,658        50,947,658      309,339,300       334,547,008
     Fidelity VIP Overseas Sub-Account..........................        264,318         4,825,817          252,574           704,940
     FTVIPT Franklin Income VIP Sub-Account.....................     18,431,873       278,040,576       22,674,326        24,286,646
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      6,774,745       117,971,223        5,489,620        15,309,497
     FTVIPT Franklin Small Cap Value VIP Sub-Account............      5,667,677        93,183,451       14,010,853         6,363,239
     FTVIPT Templeton Foreign VIP Sub-Account...................      4,890,887        73,303,878        4,819,621         8,282,088
     FTVIPT Templeton Global Bond VIP Sub-Account...............     13,904,949       257,436,845       19,709,348        15,908,355
     Invesco V.I. American Franchise Sub-Account................            275            15,220           15,331           157,895
     Invesco V.I. Core Equity Sub-Account.......................          5,657           144,542            3,447            36,534
     Invesco V.I. Equity and Income Sub-Account.................     36,119,351       514,710,087       60,568,209        41,787,557
     Invesco V.I. Growth and Income Sub-Account.................            276             4,960          957,202       370,763,165
     Invesco V.I. International Growth Sub-Account..............      8,015,089       217,329,704       10,913,396        13,852,487
     Ivy Funds VIP Asset Strategy Sub-Account (a)...............          4,143            45,556           45,556                --
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     10,520,313       187,099,946       30,909,176        30,597,361
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     12,034,975       303,745,114       25,192,463        26,316,576
     LMPVET ClearBridge Variable Equity Income Sub-Account......     12,835,854       146,261,173       11,411,659        18,239,523
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................        211,491         3,709,556          828,727         1,191,668
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        449,114         7,468,384        2,769,690         1,025,471
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      5,176,020        90,210,538       20,444,282         9,355,470
     LMPVET Permal Alternative Select VIT Sub-Account (a).......         63,978           640,747          640,747                --
     LMPVET Variable Lifestyle Allocation 50% Sub-Account.......      2,911,658        36,024,608        3,620,479         6,369,390
     LMPVET Variable Lifestyle Allocation 70% Sub-Account.......        133,047         1,492,107          119,188           572,323
     LMPVET Variable Lifestyle Allocation 85% Sub-Account.......      5,638,920        67,472,969        6,263,215         8,271,003
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     13,563,578       110,885,714       11,851,027         7,344,876
     MFS VIT Investors Trust Sub-Account........................            316             6,074              808            17,284
     MFS VIT New Discovery Sub-Account..........................          2,488            38,286            8,458             2,074
     MFS VIT Research Sub-Account...............................            913            15,925            3,900            40,221
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................    284,923,263     2,853,449,838      144,211,615       192,016,750
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account (b)..........................................      1,806,520        18,919,521       19,059,019           140,871

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     MIST American Funds Balanced Allocation Sub-Account........    317,642,622    2,862,627,588       428,527,756       265,724,402
     MIST American Funds Growth Allocation Sub-Account..........    179,135,466    1,502,067,867       348,997,889       137,744,824
     MIST American Funds Growth Sub-Account.....................     51,563,717      437,148,040        72,693,944        65,582,917
     MIST American Funds Moderate Allocation Sub-Account........    165,322,956    1,526,751,985       188,426,230       165,368,571
     MIST AQR Global Risk Balanced Sub-Account..................    275,854,987    2,961,390,036        22,309,985       387,095,609
     MIST BlackRock Global Tactical Strategies Sub-Account......    495,762,076    4,872,361,034       358,579,278       356,321,429
     MIST BlackRock High Yield Sub-Account......................     29,269,034      241,821,094        73,293,116        80,646,995
     MIST Clarion Global Real Estate Sub-Account................     26,713,490      303,659,729       151,367,497        35,181,869
     MIST ClearBridge Aggressive Growth Sub-Account.............     37,584,237      363,627,480       141,753,028       100,474,548
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     10,958,424      148,140,639        45,984,522        28,394,324
     MIST Harris Oakmark International Sub-Account..............     42,321,442      604,092,616       145,273,246        52,479,482
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     78,230,688      813,069,969        65,787,197        82,634,844
     MIST Invesco Comstock Sub-Account..........................     51,717,568      596,742,598       379,220,526        72,251,945
     MIST Invesco Mid Cap Value Sub-Account.....................     12,907,478      210,471,123       127,362,685        21,843,428
     MIST Invesco Small Cap Growth Sub-Account..................     16,288,613      226,054,520        45,284,214        42,894,922
     MIST JPMorgan Core Bond Sub-Account........................     33,994,067      356,001,562        59,103,743        25,378,801
     MIST JPMorgan Global Active Allocation Sub-Account.........     76,453,631      825,292,219       153,830,015        15,728,971
     MIST JPMorgan Small Cap Value Sub-Account..................      1,544,917       21,221,731         5,399,018         3,090,765
     MIST Loomis Sayles Global Markets Sub-Account..............     11,831,295      138,811,364        20,384,702        26,027,858
     MIST Lord Abbett Bond Debenture Sub-Account................     18,177,106      223,623,014        52,921,520        68,151,387
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      7,217,703       75,038,729        12,627,495        19,156,208
     MIST Met/Franklin Low Duration Total Return Sub-Account....     17,452,118      174,038,518        62,962,803        28,193,206
     MIST Met/Templeton International Bond Sub-Account..........      4,197,860       49,071,172         4,154,159         7,572,730
     MIST MetLife Asset Allocation 100 Sub-Account..............     45,892,335      475,205,970        19,734,972        66,057,349
     MIST MetLife Balanced Plus Sub-Account.....................    621,235,402    6,333,490,785       962,734,371       127,104,250
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     34,437,420      385,845,359       190,242,454         7,419,128
     MIST MetLife Small Cap Value Sub-Account...................     14,291,208      204,549,781        21,767,957        53,257,969
     MIST MFS Emerging Markets Equity Sub-Account...............     44,661,015      434,427,179        50,349,264        48,341,898
     MIST MFS Research International Sub-Account................     26,576,070      288,125,691        12,008,398        26,890,087
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     15,089,872      161,252,193         9,999,539        16,998,756
     MIST Oppenheimer Global Equity Sub-Account.................      3,576,427       62,306,045         3,588,549         8,280,296
     MIST PanAgora Global Diversified Risk Sub-Account (b)......        985,619       10,314,930        11,332,144         1,030,049
     MIST PIMCO Inflation Protected Bond Sub-Account............     73,186,468      806,061,401        21,411,716       122,362,115
     MIST PIMCO Total Return Sub-Account........................    150,232,412    1,780,157,239       139,220,533       380,592,554
     MIST Pioneer Fund Sub-Account..............................     21,156,620      280,146,125       102,239,647        37,007,775
     MIST Pioneer Strategic Income Sub-Account..................     86,380,369      918,333,787       119,499,319        80,060,627
     MIST Pyramis Government Income Sub-Account.................     63,004,295      677,141,712        53,529,572       121,245,887
     MIST Pyramis Managed Risk Sub-Account......................     14,268,192      152,298,385        78,015,380         2,372,387
     MIST Schroders Global Multi-Asset Sub-Account..............     41,670,698      448,865,996        66,373,985        20,081,337
     MIST SSgA Growth and Income ETF Sub-Account................    120,806,520    1,314,026,600       133,925,529       159,799,370
     MIST SSgA Growth ETF Sub-Account...........................     40,240,961      416,051,011        60,786,330        54,487,396
     MIST T. Rowe Price Large Cap Value Sub-Account.............     23,443,759      617,164,183       183,366,611        92,218,809
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     44,948,684      379,805,857        61,860,124       103,647,664
     MIST WMC Large Cap Research Sub-Account....................      1,200,640       11,362,206         1,492,923         3,115,416
     MSF Baillie Gifford International Stock Sub-Account........     27,194,816      254,615,427         8,847,931        30,162,284
     MSF Barclays Aggregate Bond Index Sub-Account..............     19,444,175      212,520,304        60,915,462        14,857,673
     MSF BlackRock Bond Income Sub-Account......................        578,980       62,010,679        12,182,525         7,861,114
     MSF BlackRock Capital Appreciation Sub-Account.............        356,710        9,405,836         1,763,471         3,506,733
     MSF BlackRock Large Cap Value Sub-Account..................        424,837        4,396,139         1,685,861           659,285
     MSF BlackRock Money Market Sub-Account.....................      3,958,866      395,886,560       141,398,632       206,855,258
     MSF Frontier Mid Cap Growth Sub-Account....................      2,332,786       68,033,516        10,387,155        13,491,977
     MSF Jennison Growth Sub-Account............................     32,954,752      384,110,698        32,787,334       105,227,319
     MSF Loomis Sayles Small Cap Core Sub-Account...............         48,938       11,117,176         2,654,335         2,161,399

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         20,799          282,616           116,781            24,274
     MSF Met/Artisan Mid Cap Value Sub-Account..................        922,396      196,739,162         3,708,653        48,137,456
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      3,938,671       57,102,993        13,319,702        14,072,519
     MSF MetLife Asset Allocation 20 Sub-Account................      3,621,864       41,029,687        50,262,356        16,290,440
     MSF MetLife Asset Allocation 40 Sub-Account................    394,893,740    4,808,965,070     5,402,394,516       614,461,783
     MSF MetLife Asset Allocation 60 Sub-Account................    556,804,084    7,194,105,012     7,692,735,157       552,762,987
     MSF MetLife Asset Allocation 80 Sub-Account................    437,947,133    6,182,364,748     6,605,783,735       486,497,477
     MSF MetLife Mid Cap Stock Index Sub-Account................      6,800,171       95,881,249        21,987,305        24,495,794
     MSF MetLife Stock Index Sub-Account........................     13,575,398      415,511,357        80,457,500        79,238,240
     MSF MFS Total Return Sub-Account...........................        267,160       38,061,728         4,582,770         7,531,296
     MSF MFS Value Sub-Account..................................     13,986,421      204,346,509        25,944,977        40,527,640
     MSF MSCI EAFE Index Sub-Account............................      8,153,122       95,811,245        17,855,093        19,771,908
     MSF Neuberger Berman Genesis Sub-Account...................      8,440,200      120,024,328         2,939,870        23,735,312
     MSF Russell 2000 Index Sub-Account.........................      7,354,493      104,413,455        21,358,909        19,618,337
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      6,810,459      138,371,173        38,727,784        25,710,827
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        436,375        6,731,390         2,103,464         2,494,342
     MSF Van Eck Global Natural Resources Sub-Account...........      7,936,727      113,761,568        18,816,498        16,545,440
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account (a)..........................................            954           12,700            12,700                --
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     22,906,799      275,434,548        20,239,634        38,474,699
     MSF WMC Core Equity Opportunities Sub-Account..............     14,199,539      404,866,838        65,934,004       118,622,278
     Neuberger Berman Genesis Sub-Account.......................            152            5,888               693             1,903
     Oppenheimer VA Core Bond Sub-Account.......................          1,049           10,685               470               921
     Oppenheimer VA Global Strategic Income Sub-Account.........            860            4,249               195                62
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,815,871       79,577,709        20,039,216        12,314,071
     Oppenheimer VA Main Street Sub-Account.....................          3,157           65,832             2,999             8,677
     Oppenheimer VA Money Sub-Account...........................          3,803            3,803                --               205
     PIMCO VIT CommodityRealReturn Strategy Sub-Account (a).....          2,712           14,924            14,924                --
     PIMCO VIT Emerging Market Bond Sub-Account (a).............          1,199           15,134            15,134                --
     PIMCO VIT Unconstrained Bond Sub-Account (a)...............            456            4,764             4,764                --
     Pioneer VCT Mid Cap Value Sub-Account......................      3,315,761       59,362,049        11,877,109         8,706,537
     Pioneer VCT Real Estate Shares Sub-Account.................         11,573          175,291            36,347            77,549
     T. Rowe Price Growth Stock Sub-Account.....................        144,596        4,793,545         1,302,510         2,093,703
     T. Rowe Price International Stock Sub-Account..............         39,912          558,383            51,928            58,806
     T. Rowe Price Prime Reserve Sub-Account....................        514,215          514,215           495,379           539,614
     TAP 1919 Variable Socially Responsive Balanced Sub-Account.          8,531          218,941            45,433            74,591
     UIF Global Infrastructure Sub-Account (a)..................            914            8,425             8,425                --
     Van Eck VIP Long/Short Equity Index Sub-Account (a)........            659           16,699            16,699                --

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013             2014            2013
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       4,387,118        4,795,545        8,361,945       7,687,811        8,333,553       8,485,913
Units issued and transferred
   from other funding options....         162,051          231,164        1,138,757       2,005,667          958,883       1,261,036
Units redeemed and transferred to
   other funding options.........       (578,312)        (639,591)      (1,166,873)     (1,331,533)      (1,098,505)     (1,413,396)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,970,857        4,387,118        8,333,829       8,361,945        8,193,931       8,333,553
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2014            2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,375,743       3,385,796        3,937,244        4,113,319
Units issued and transferred
   from other funding options....          375,100         652,214          132,323          453,387
Units redeemed and transferred to
   other funding options.........        (453,829)       (662,267)        (541,863)        (629,462)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,297,014       3,375,743        3,527,704        3,937,244
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........       2,581,885        2,745,842
Units issued and transferred
   from other funding options....         209,589          297,744
Units redeemed and transferred to
   other funding options.........       (412,906)        (461,701)
                                   --------------  ---------------
Units end of year................       2,378,568        2,581,885
                                   ==============  ===============

                                       BLACKROCK
                                        GLOBAL
                                    ALLOCATION V.I.
                                         FUND           DEUTSCHE I INTERNATIONAL          FEDERATED HIGH INCOME BOND
                                      SUB-ACCOUNT              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ----------------  --------------------------------  ---------------------------------
                                       2014 (A)           2014              2013             2014             2013
                                   ----------------  ---------------  ---------------  ---------------  ----------------

Units beginning of year..........                --        1,888,612        2,040,232            2,545             2,556
Units issued and transferred
   from other funding options....               402          102,848          147,844               --                --
Units redeemed and transferred to
   other funding options.........                --        (258,501)        (299,464)             (11)              (11)
                                   ----------------  ---------------  ---------------  ---------------  ----------------
Units end of year................               402        1,732,959        1,888,612            2,534             2,545
                                   ================  ===============  ===============  ===============  ================





                                          FEDERATED KAUFMAN             FIDELITY VIP ASSET MANAGER
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            5,836            6,002        5,885,530        6,517,939
Units issued and transferred
   from other funding options....               --               --          170,327          203,227
Units redeemed and transferred to
   other funding options.........            (160)            (166)        (629,497)        (835,636)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            5,676            5,836        5,426,360        5,885,530
                                   ===============  ===============  ===============  ===============





                                        FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT
                                   ---------------------------------
                                         2014             2013
                                   ----------------  ---------------

Units beginning of year..........        17,717,451       15,604,750
Units issued and transferred
   from other funding options....         5,468,074        4,408,947
Units redeemed and transferred to
   other funding options.........       (2,802,892)      (2,296,246)
                                   ----------------  ---------------
Units end of year................        20,382,633       17,717,451
                                   ================  ===============

                                     FIDELITY VIP EQUITY-INCOME        FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          341,560          400,352      158,954,030       39,080,828
Units issued and transferred
   from other funding options....            3,835            5,137      117,006,306      123,377,437
Units redeemed and transferred to
   other funding options.........         (41,684)         (63,929)      (7,533,924)      (3,504,235)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          303,711          341,560      268,426,412      158,954,030
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP FUNDSMANAGER 60%          FIDELITY VIP GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      333,151,686      345,636,001        8,194,380        9,085,626
Units issued and transferred
   from other funding options....          415,030          492,775          316,464          341,709
Units redeemed and transferred to
   other funding options.........     (14,141,697)     (12,977,090)        (971,968)      (1,232,955)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      319,425,019      333,151,686        7,538,876        8,194,380
                                   ===============  ===============  ===============  ===============


                                        FIDELITY VIP INDEX 500             FIDELITY VIP MID CAP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,091,556        3,530,426        7,792,671        7,598,912
Units issued and transferred
   from other funding options....           17,659           21,793          669,936        1,446,862
Units redeemed and transferred to
   other funding options.........        (330,761)        (460,663)      (1,016,983)      (1,253,103)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,778,454        3,091,556        7,445,624        7,792,671
                                   ===============  ===============  ===============  ===============


                                       FIDELITY VIP MONEY MARKET          FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        8,307,410        8,041,430          447,143         509,517
Units issued and transferred
   from other funding options....      142,794,372      139,410,710           21,166          12,503
Units redeemed and transferred to
   other funding options.........    (145,207,494)    (139,144,730)         (57,034)        (74,877)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        5,894,288        8,307,410          411,275         447,143
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013            2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,919,666        4,708,870        5,477,366        5,768,385
Units issued and transferred
   from other funding options....         486,023          860,767          353,975          550,522
Units redeemed and transferred to
   other funding options.........       (688,503)        (649,971)        (750,654)        (841,541)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,717,186        4,919,666        5,080,687        5,477,366
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,184,423        8,321,925        2,457,017        2,730,167
Units issued and transferred
   from other funding options....       1,139,686        2,576,537          274,424          184,075
Units redeemed and transferred to
   other funding options.........     (1,179,055)      (1,714,039)        (376,658)        (457,225)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       9,145,054        9,184,423        2,354,783        2,457,017
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014              2013
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        12,950,902       11,067,808            22,147           28,015
Units issued and transferred
   from other funding options....         1,551,847        3,547,855             2,240                5
Units redeemed and transferred to
   other funding options.........       (1,835,132)      (1,664,761)          (22,476)          (5,873)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        12,667,617       12,950,902             1,911           22,147
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2014              2013             2014              2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           39,835            49,005       31,328,255        29,563,858
Units issued and transferred
   from other funding options....               17                 1        3,381,596         5,739,587
Units redeemed and transferred to
   other funding options.........          (5,149)           (9,171)      (4,086,964)       (3,975,190)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           34,703            39,835       30,622,887        31,328,255
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2014              2013              2014             2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........       13,799,854        13,407,203        8,901,354         8,127,475
Units issued and transferred
   from other funding options....          379,286         2,432,918          898,858         1,760,912
Units redeemed and transferred to
   other funding options.........     (14,178,475)       (2,040,267)        (979,701)         (987,033)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................              665        13,799,854        8,820,511         8,901,354
                                   ===============  ================  ===============  ================

                                    IVY FUNDS VIP         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                   ASSET STRATEGY     VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                     SUB-ACCOUNT              SUB-ACCOUNT                      SUB-ACCOUNT
                                   ---------------  -------------------------------  -------------------------------
                                      2014 (A)           2014             2013            2014             2013
                                   ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........               --      11,979,001       11,687,754        8,604,407       7,908,912
Units issued and transferred
   from other funding options....            2,575       1,920,641        2,702,461          851,450       1,753,644
Units redeemed and transferred to
   other funding options.........               --     (2,565,916)      (2,411,214)      (1,187,136)     (1,058,149)
                                   ---------------  --------------  ---------------  ---------------  --------------
Units end of year................            2,575      11,333,726       11,979,001        8,268,721       8,604,407
                                   ===============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE VARIABLE
                                       VARIABLE EQUITY INCOME               LARGE CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       10,244,154        9,055,914         242,954          283,429
Units issued and transferred
   from other funding options....        1,214,502        2,599,732          14,647           16,933
Units redeemed and transferred to
   other funding options.........      (1,662,434)      (1,411,492)        (57,222)         (57,408)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        9,796,222       10,244,154         200,379          242,954
                                   ===============  ===============  ==============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE
                                           LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........         319,601          286,427
Units issued and transferred
   from other funding options....         102,351           91,925
Units redeemed and transferred to
   other funding options.........        (52,727)         (58,751)
                                   --------------  ---------------
Units end of year................         369,225          319,601
                                   ==============  ===============

                                                                         LMPVET
                                                                         PERMAL
                                     LMPVET CLEARBRIDGE VARIABLE       ALTERNATIVE            LMPVET VARIABLE
                                          SMALL CAP GROWTH             SELECT VIT        LIFESTYLE ALLOCATION 50%
                                             SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   -------------------------------  ---------------  --------------------------------
                                        2014             2013           2014 (A)           2014            2013
                                   --------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,102,827        3,457,289               --        2,011,433        1,699,443
Units issued and transferred
   from other funding options....         797,486        1,487,008           64,025          227,347          532,901
Units redeemed and transferred to
   other funding options.........       (794,707)        (841,470)               --        (372,481)        (220,911)
                                   --------------  ---------------  ---------------  ---------------  ---------------
Units end of year................       4,105,606        4,102,827           64,025        1,866,299        2,011,433
                                   ==============  ===============  ===============  ===============  ===============




                                           LMPVET VARIABLE              LMPVET VARIABLE LIFESTYLE
                                      LIFESTYLE ALLOCATION 70%               ALLOCATION 85%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          121,395         162,342        4,790,185        5,015,187
Units issued and transferred
   from other funding options....            5,821          12,965          247,187          343,106
Units redeemed and transferred to
   other funding options.........         (28,799)        (53,912)        (508,043)        (568,108)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................           98,417         121,395        4,529,329        4,790,185
                                   ===============  ==============  ===============  ===============




                                     LMPVIT WESTERN ASSET VARIABLE
                                        GLOBAL HIGH YIELD BOND
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2014             2013
                                   ---------------  ---------------

Units beginning of year..........        4,386,878        4,039,328
Units issued and transferred
   from other funding options....          599,910        1,173,324
Units redeemed and transferred to
   other funding options.........        (666,641)        (825,774)
                                   ---------------  ---------------
Units end of year................        4,320,147        4,386,878
                                   ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            3,517            3,616            3,294            4,161
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........          (2,326)             (99)            (116)            (867)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            1,191            3,517            3,178            3,294
                                   ===============  ===============  ===============  ===============


                                                                                                         MIST ALLIANZ
                                                                                                       GLOBAL INVESTORS
                                                                      MIST ALLIANCEBERNSTEIN GLOBAL         DYNAMIC
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION          MULTI-ASSET PLUS
                                             SUB-ACCOUNT                       SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------------  --------------------------------  ----------------
                                        2014             2013             2014             2013            2014 (B)
                                   ---------------  ---------------  ---------------  ---------------   ---------------

Units beginning of year..........            8,132            8,335      286,256,086      267,334,005                --
Units issued and transferred
   from other funding options....               --               92       14,726,914       49,782,034        19,099,470
Units redeemed and transferred to
   other funding options.........          (5,017)            (295)     (25,638,063)     (30,859,953)         (879,946)
                                   ---------------  ---------------  ---------------  ---------------   ---------------
Units end of year................            3,115            8,132      275,344,937      286,256,086        18,219,524
                                   ===============  ===============  ===============  ===============   ===============




                                         MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION
                                             SUB-ACCOUNT
                                   --------------------------------
                                        2014             2013
                                   ---------------  ---------------

Units beginning of year..........      276,830,535      292,605,761
Units issued and transferred
   from other funding options....       16,871,646       18,431,005
Units redeemed and transferred to
   other funding options.........     (29,558,236)     (34,206,231)
                                   ---------------  ---------------
Units end of year................      264,143,945      276,830,535
                                   ===============  ===============

                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      147,794,512     149,020,463       59,593,818       54,812,434
Units issued and transferred
   from other funding options....       15,093,995      20,136,813       25,206,532       19,877,224
Units redeemed and transferred to
   other funding options.........     (19,947,947)    (21,362,764)     (12,939,646)     (15,095,840)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      142,940,560     147,794,512       71,860,704       59,593,818
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2014             2013            2014             2013
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     147,773,215      159,499,085      295,108,196     324,843,850
Units issued and transferred
   from other funding options....       5,811,912        6,661,377       14,864,956      59,582,950
Units redeemed and transferred to
   other funding options.........    (16,274,521)     (18,387,247)     (44,065,069)    (89,318,604)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     137,310,606      147,773,215      265,908,083     295,108,196
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      487,574,727      471,913,542      10,783,682       11,949,833
Units issued and transferred
   from other funding options....       21,197,067       76,646,145       3,291,085        4,448,298
Units redeemed and transferred to
   other funding options.........     (44,809,238)     (60,984,960)     (4,477,857)      (5,614,449)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      463,962,556      487,574,727       9,596,910       10,783,682
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2014            2013              2014             2013
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       11,099,591       10,967,900        36,299,683      33,802,849
Units issued and transferred
   from other funding options....        9,572,619        3,149,547        15,149,360      12,353,599
Units redeemed and transferred to
   other funding options.........      (3,426,313)      (3,017,856)      (12,976,785)     (9,856,765)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       17,245,897       11,099,591        38,472,258      36,299,683
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,939,384        8,486,283       25,769,452      25,722,293
Units issued and transferred
   from other funding options....        1,518,268        2,123,717        5,859,747       6,769,558
Units redeemed and transferred to
   other funding options.........      (1,980,053)      (2,670,616)      (5,078,007)     (6,722,399)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        7,477,599        7,939,384       26,551,192      25,769,452
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      800,860,953      631,214,101       26,889,264      26,662,653
Units issued and transferred
   from other funding options....      107,191,182      443,294,590       23,440,874       6,360,415
Units redeemed and transferred to
   other funding options.........    (149,157,421)    (273,647,738)      (7,154,465)     (6,133,804)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      758,894,714      800,860,953       43,175,673      26,889,264
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,619,902        5,175,603      13,003,134       13,528,657      29,439,490      31,242,391
Units issued and transferred
   from other funding options....       3,350,673          726,776       1,937,345        3,270,520       8,988,746      69,538,044
Units redeemed and transferred to
   other funding options.........     (1,042,705)      (1,282,477)     (3,116,204)      (3,796,043)     (6,023,904)    (71,340,945)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       6,927,870        4,619,902      11,824,275       13,003,134      32,404,332      29,439,490
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                        MIST JPMORGAN GLOBAL                                              MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION         MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........     649,853,969     269,034,003        1,455,583       1,643,159       10,842,823      12,318,466
Units issued and transferred
   from other funding options....     170,099,962     441,036,411          187,504         124,281        1,881,971       1,930,340
Units redeemed and transferred to
   other funding options.........    (72,687,747)    (60,216,445)        (225,143)       (311,857)      (2,280,062)     (3,405,983)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................     747,266,184     649,853,969        1,417,944       1,455,583       10,444,732      10,842,823
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                          MIST LORD ABBETT                MIST MET/EATON VANCE
                                           BOND DEBENTURE                     FLOATING RATE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,341,018       10,178,078        7,519,969        5,007,151
Units issued and transferred
   from other funding options....       1,778,947        2,088,131        1,914,132        4,910,363
Units redeemed and transferred to
   other funding options.........     (2,929,850)      (2,925,191)      (2,690,662)      (2,397,545)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       8,190,115        9,341,018        6,743,439        7,519,969
                                   ==============  ===============  ===============  ===============


                                          MIST MET/FRANKLIN                MIST MET/TEMPLETON
                                      LOW DURATION TOTAL RETURN            INTERNATIONAL BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       14,050,793        4,349,231       3,905,329        4,238,395
Units issued and transferred
   from other funding options....        9,769,054       13,737,199         444,582          985,885
Units redeemed and transferred to
   other funding options.........      (6,398,165)      (4,035,637)       (812,414)      (1,318,951)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       17,421,682       14,050,793       3,537,497        3,905,329
                                   ===============  ===============  ==============  ===============


                                             MIST METLIFE                     MIST METLIFE
                                         ASSET ALLOCATION 100                 BALANCED PLUS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       42,451,280       44,655,767      547,096,627      438,994,467
Units issued and transferred
   from other funding options....        3,131,273        4,811,432       67,969,703      154,477,158
Units redeemed and transferred to
   other funding options.........      (5,666,683)      (7,015,919)     (45,207,144)     (46,374,998)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       39,915,870       42,451,280      569,859,186      547,096,627
                                   ===============  ===============  ===============  ===============

                                      MIST METLIFE MULTI-INDEX                                                  MIST MFS
                                            TARGETED RISK            MIST METLIFE SMALL CAP VALUE        EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     153,950,143       11,094,386      13,992,716       15,859,523      41,623,177       38,352,212
Units issued and transferred
   from other funding options....     155,759,625      150,360,164       1,447,253        1,894,187      10,380,546       12,177,917
Units redeemed and transferred to
   other funding options.........    (28,192,850)      (7,504,407)     (3,140,882)      (3,760,994)     (9,821,392)      (8,906,952)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     281,516,918      153,950,143      12,299,087       13,992,716      42,182,331       41,623,177
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                              MIST MFS                    MIST MORGAN STANLEY               MIST OPPENHEIMER
                                       RESEARCH INTERNATIONAL               MID CAP GROWTH                    GLOBAL EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      19,616,483       21,667,563      13,099,903       12,225,316       3,127,720          500,711
Units issued and transferred
   from other funding options....       1,973,110        2,142,621       1,969,239        3,100,228         158,724        3,443,548
Units redeemed and transferred to
   other funding options.........     (3,003,931)      (4,193,701)     (2,140,592)      (2,225,641)       (420,366)        (816,539)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      18,585,662       19,616,483      12,928,550       13,099,903       2,866,078        3,127,720
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                     MIST PANAGORA
                                        GLOBAL                 MIST PIMCO                       MIST PIMCO
                                   DIVERSIFIED RISK     INFLATION PROTECTED BOND               TOTAL RETURN
                                      SUB-ACCOUNT              SUB-ACCOUNT                      SUB-ACCOUNT
                                   ----------------  -------------------------------  -------------------------------
                                       2014 (B)            2014            2013             2014            2013
                                   ----------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........               --        57,648,505      64,013,091      118,419,838     128,302,689
Units issued and transferred
   from other funding options....       11,245,493         6,093,264      14,947,068       16,795,318      24,830,457
Units redeemed and transferred to
   other funding options.........      (1,457,385)      (12,990,560)    (21,311,654)     (31,710,569)    (34,713,308)
                                   ----------------  ---------------  --------------  ---------------  --------------
Units end of year................        9,788,108        50,751,209      57,648,505      103,504,587     118,419,838
                                   ================  ===============  ==============  ===============  ==============



                                                                             MIST PIONEER                     MIST PYRAMIS
                                          MIST PIONEER FUND                STRATEGIC INCOME                 GOVERNMENT INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013             2014            2013             2014            2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       12,432,551      11,331,680       41,450,021      29,638,373       69,488,361      88,599,553
Units issued and transferred
   from other funding options....        2,058,176       3,073,514       21,542,858      17,942,693        9,869,116      20,394,869
Units redeemed and transferred to
   other funding options.........      (1,941,350)     (1,972,643)      (8,521,536)     (6,131,045)     (17,070,524)    (39,506,061)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       12,549,377      12,432,551       54,471,343      41,450,021       62,286,953      69,488,361
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                                                            MIST SCHRODERS                      MIST SSGA
                                      MIST PYRAMIS MANAGED RISK           GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014           2013 (C)          2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       7,294,047               --     375,261,358      179,641,654     110,435,377     118,446,237
Units issued and transferred
   from other funding options....       8,511,959        7,910,133      78,123,472      254,720,312       4,643,095       8,842,539
Units redeemed and transferred to
   other funding options.........     (1,601,740)        (616,086)    (52,924,615)     (59,100,608)    (13,462,353)    (16,853,399)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      14,204,266        7,294,047     400,460,215      375,261,358     101,616,119     110,435,377
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                        MIST SSGA GROWTH ETF               LARGE CAP VALUE                  MID CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      35,919,224      36,733,044       11,320,980      12,231,249       37,965,912      41,941,697
Units issued and transferred
   from other funding options....       3,767,077       5,769,705        4,566,334       1,603,300        3,650,675       6,286,743
Units redeemed and transferred to
   other funding options.........     (5,593,912)     (6,583,525)      (2,365,967)     (2,513,569)      (9,306,316)    (10,262,528)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      34,092,389      35,919,224       13,521,347      11,320,980       32,310,271      37,965,912
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                              MIST WMC                    MSF BAILLIE GIFFORD
                                         LARGE CAP RESEARCH               INTERNATIONAL STOCK
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        1,260,254       1,423,242       29,549,817          219,106
Units issued and transferred
   from other funding options....          135,560         248,426        2,706,528       35,014,663
Units redeemed and transferred to
   other funding options.........        (244,143)       (411,414)      (4,683,228)      (5,683,952)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        1,151,671       1,260,254       27,573,117       29,549,817
                                   ===============  ==============  ===============  ===============


                                            MSF BARCLAYS                     MSF BLACKROCK                    MSF BLACKROCK
                                        AGGREGATE BOND INDEX                  BOND INCOME                 CAPITAL APPRECIATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........      13,536,937       10,756,748       1,054,348        1,045,629          721,215         745,728
Units issued and transferred
   from other funding options....       6,144,916        6,105,533         243,287          259,586           99,371         149,273
Units redeemed and transferred to
   other funding options.........     (3,582,152)      (3,325,344)       (191,883)        (250,867)        (180,678)       (173,786)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................      16,099,701       13,536,937       1,105,752        1,054,348          639,908         721,215
                                   ==============  ===============  ==============  ===============  ===============  ==============


                                            MSF BLACKROCK
                                           LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........          225,190          230,438
Units issued and transferred
   from other funding options....           49,481           39,765
Units redeemed and transferred to
   other funding options.........         (44,704)         (45,013)
                                   ---------------  ---------------
Units end of year................          229,967          225,190
                                   ===============  ===============

                                            MSF BLACKROCK
                                            MONEY MARKET              MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014           2013 (C)          2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      44,329,198       53,484,009       4,767,721               --      32,574,197      35,125,323
Units issued and transferred
   from other funding options....      34,263,648       42,460,926         469,614        5,813,772       2,242,773       6,890,303
Units redeemed and transferred to
   other funding options.........    (39,524,364)     (51,615,737)       (988,963)      (1,046,051)     (7,288,583)     (9,441,429)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      39,068,482       44,329,198       4,248,372        4,767,721      27,528,387      32,574,197
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                          MSF LOOMIS SAYLES               MSF LOOMIS SAYLES                 MSF MET/ARTISAN
                                           SMALL CAP CORE                 SMALL CAP GROWTH                   MID CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........         283,327         330,015           12,506           3,306       13,125,790      13,419,571
Units issued and transferred
   from other funding options....          28,393          60,857            5,011          13,578          999,169       2,613,526
Units redeemed and transferred to
   other funding options.........        (50,660)       (107,545)          (1,215)         (4,378)      (2,919,692)     (2,907,307)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................         261,060         283,327           16,302          12,506       11,205,267      13,125,790
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                          MSF MET/DIMENSIONAL                   MSF METLIFE
                                      INTERNATIONAL SMALL COMPANY           ASSET ALLOCATION 20
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,208,551        3,203,412          557,035          735,694
Units issued and transferred
   from other funding options....          923,235          832,391        4,014,103           51,604
Units redeemed and transferred to
   other funding options.........      (1,061,462)        (827,252)      (1,597,561)        (230,263)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        3,070,324        3,208,551        2,973,577          557,035
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 40              ASSET ALLOCATION 60
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          550,896          588,986        3,073,122        3,326,548
Units issued and transferred
   from other funding options....      384,962,898           17,083      533,719,873           91,734
Units redeemed and transferred to
   other funding options.........     (44,496,679)         (55,173)     (46,954,770)        (345,160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      341,017,115          550,896      489,838,225        3,073,122
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE                       MSF METLIFE
                                         ASSET ALLOCATION 80               MID CAP STOCK INDEX
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,927,901        4,335,356        5,501,359        4,914,049
Units issued and transferred
   from other funding options....      453,377,945           54,564        1,229,805        2,339,087
Units redeemed and transferred to
   other funding options.........     (36,732,921)        (462,019)      (1,552,703)      (1,751,777)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      420,572,925        3,927,901        5,178,461        5,501,359
                                   ===============  ===============  ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      28,624,388      29,109,224         814,124         730,405      12,139,878       3,025,966
Units issued and transferred
   from other funding options......       6,253,090       6,636,730          82,183         213,323       1,347,935      11,667,337
Units redeemed and transferred to
   other funding options...........     (6,612,604)     (7,121,566)       (140,240)       (129,604)     (2,570,905)     (2,553,425)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      28,264,874      28,624,388         756,067         814,124      10,916,908      12,139,878
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2014             2013            2014            2013            2014            2013
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        8,809,646       7,172,234       8,020,175         626,194       5,835,501       5,078,788
Units issued and transferred
   from other funding options......        1,960,333       3,468,301         707,452       8,992,058       1,445,125       2,243,147
Units redeemed and transferred to
   other funding options...........      (2,072,447)     (1,830,889)     (1,617,845)     (1,598,077)     (1,473,612)     (1,486,434)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        8,697,532       8,809,646       7,109,782       8,020,175       5,807,014       5,835,501
                                     ===============  ==============  ==============  ==============  ==============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       14,688,080          39,346          356,919          380,162
Units issued and transferred
   from other funding options....        5,921,810      18,370,073           53,389           74,979
Units redeemed and transferred to
   other funding options.........      (5,594,516)     (3,721,339)         (89,235)         (98,222)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       15,015,374      14,688,080          321,073          356,919
                                   ===============  ==============  ===============  ===============


                                                                      MSF WESTERN
                                                                         ASSET
                                                                      MANAGEMENT
                                             MSF VAN ECK            STRATEGIC BOND   MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       OPPORTUNITIES          U.S. GOVERNMENT
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                   -------------------------------  --------------  --------------------------------
                                        2014             2013          2014 (A)           2014            2013
                                   --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year..........       6,278,667        7,200,491              --       16,417,493       17,244,875
Units issued and transferred
   from other funding options....       1,787,920        1,538,360             398        2,668,864        4,180,259
Units redeemed and transferred to
   other funding options.........     (1,479,922)      (2,460,184)              --      (3,739,821)      (5,007,641)
                                   --------------  ---------------  --------------  ---------------  ---------------
Units end of year................       6,586,665        6,278,667             398       15,346,536       16,417,493
                                   ==============  ===============  ==============  ===============  ===============





                                            MSF WMC CORE
                                        EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........      36,209,587       41,401,029
Units issued and transferred
   from other funding options....       2,050,455        3,841,529
Units redeemed and transferred to
   other funding options.........     (7,542,024)      (9,032,971)
                                   --------------  ---------------
Units end of year................      30,718,018       36,209,587
                                   ==============  ===============

                                                                                                             OPPENHEIMER VA
                                      NEUBERGER BERMAN GENESIS         OPPENHEIMER VA CORE BOND          GLOBAL STRATEGIC INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........             474              474           1,493            1,541             443              443
Units issued and transferred
   from other funding options....              --               --              --               --              --               --
Units redeemed and transferred to
   other funding options.........            (81)               --           (131)             (48)              --               --
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................             393              474           1,362            1,493             443              443
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                         OPPENHEIMER VA MAIN
                                          STREET SMALL CAP            OPPENHEIMER VA MAIN STREET          OPPENHEIMER VA MONEY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       4,655,290        5,041,901          14,316           14,959              723          20,150
Units issued and transferred
   from other funding options....         411,658          643,815              --               --               --              --
Units redeemed and transferred to
   other funding options.........       (720,446)      (1,030,426)           (944)            (643)             (27)        (19,427)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................       4,346,502        4,655,290          13,372           14,316              696             723
                                   ==============  ===============  ==============  ===============  ===============  ==============

                                       PIMCO VIT
                                      COMMODITY-        PIMCO VIT        PIMCO VIT
                                      REALRETURN        EMERGING       UNCONSTRAINED
                                       STRATEGY        MARKET BOND         BOND            PIONEER VCT MID CAP VALUE
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT               SUB-ACCOUNT
                                   ---------------  ----------------  ---------------  --------------------------------
                                       2014 (A)         2014 (A)         2014 (A)           2014              2013
                                   ---------------  ----------------  ---------------  ---------------  ---------------

Units beginning of year..........               --                --               --        1,719,853        1,769,793
Units issued and transferred
   from other funding options....            1,515             1,592              478          151,338          220,661
Units redeemed and transferred to
   other funding options.........               --                --               --        (289,914)        (270,601)
                                   ---------------  ----------------  ---------------  ---------------  ---------------
Units end of year................            1,515             1,592              478        1,581,277        1,719,853
                                   ===============  ================  ===============  ===============  ===============





                                    PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GROWTH STOCK
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           11,399           10,700           62,571           66,302
Units issued and transferred
   from other funding options....              225            1,372            6,322            6,234
Units redeemed and transferred to
   other funding options.........          (2,852)            (673)         (16,639)          (9,965)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            8,772           11,399           52,254           62,571
                                   ===============  ===============  ===============  ===============





                                   T. ROWE PRICE INTERNATIONAL STOCK
                                              SUB-ACCOUNT
                                   ----------------------------------
                                         2014              2013
                                    ---------------  ---------------

Units beginning of year..........            41,360           45,736
Units issued and transferred
   from other funding options....             2,072            1,435
Units redeemed and transferred to
   other funding options.........           (3,434)          (5,811)
                                    ---------------  ---------------
Units end of year................            39,998           41,360
                                    ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:




                                                                        TAP 1919 VARIABLE SOCIALLY         UIF GLOBAL
                                     T. ROWE PRICE PRIME RESERVE            RESPONSIVE BALANCED          INFRASTRUCTURE
                                             SUB-ACCOUNT                        SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------------  ---------------------------------  ---------------
                                        2014              2013             2014             2013            2014 (A)
                                   ---------------  ---------------  ----------------  ---------------  ---------------

Units beginning of year..........           31,743           40,746             7,932            9,185               --
Units issued and transferred
   from other funding options....           28,287           30,026               427              363              664
Units redeemed and transferred to
   other funding options.........         (30,543)         (39,029)           (1,953)          (1,616)               --
                                   ---------------  ---------------  ----------------  ---------------  ---------------
Units end of year................           29,487           31,743             6,406            7,932              664
                                   ===============  ===============  ================  ===============  ===============


                                      VAN ECK VIP
                                      LONG/SHORT
                                        EQUITY
                                      INDEX FUND
                                      SUB-ACCOUNT
                                   ----------------
                                       2014 (A)
                                   ----------------

Units beginning of year..........                --
Units issued and transferred
   from other funding options....             1,662
Units redeemed and transferred to
   other funding options.........                --
                                   ----------------
Units end of year................             1,662
                                   ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2014:

                                                           AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  Alger Small Cap Growth              2014     3,970,857    14.28 - 14.58      57,195,868
     Sub-Account                      2013     4,387,118    14.41 - 14.70      63,772,199
                                      2012     4,795,545    10.89 - 11.09      52,626,085
                                      2011     5,212,661      9.82 - 9.98      51,540,007
                                      2010     5,634,931    10.28 - 10.44      58,325,342

  American Funds Bond                 2014     8,333,829    16.47 - 19.48     151,245,946
     Sub-Account                      2013     8,361,945    15.94 - 18.68     146,158,351
                                      2012     7,687,811    16.60 - 19.27     139,213,016
                                      2011     6,703,194    16.06 - 18.46     116,697,267
                                      2010     5,183,483    15.43 - 17.57      86,203,052

  American Funds Global               2014     8,193,931    32.79 - 42.00     312,209,187
     Growth Sub-Account               2013     8,333,553    32.79 - 41.42     314,826,203
                                      2012     8,485,913    25.98 - 32.35     251,295,328
                                      2011     8,205,329    21.69 - 26.44     200,460,185
                                      2010     7,470,107    24.36 - 29.30     202,441,649

  American Funds Global Small         2014     3,297,014    13.05 - 40.07     122,112,070
     Capitalization Sub-Account       2013     3,375,743    33.79 - 39.59     124,184,003
                                      2012     3,385,796    26.85 - 31.14      98,386,346
                                      2011     3,080,674    23.15 - 26.58      76,801,888
                                      2010     2,578,008    29.19 - 33.17      80,582,925

  American Funds Growth               2014     3,527,704  179.03 - 276.84     821,201,132
     Sub-Account                      2013     3,937,244  168.83 - 257.41     856,560,204
                                      2012     4,113,319  132.79 - 199.62     696,665,988
                                      2011     3,976,212  115.27 - 170.85     577,437,630
                                      2010     3,717,676  123.22 - 180.08     568,813,924

  American Funds                      2014     2,378,568  127.56 - 197.24     390,905,716
     Growth-Income Sub-Account        2013     2,581,885  117.99 - 179.88     388,319,990
                                      2012     2,745,842   90.43 - 135.94     312,823,451
                                      2011     2,773,925   78.78 - 116.75     272,388,909
                                      2010     2,639,070   82.11 - 119.99     266,511,951

  BlackRock Global Allocation V.I.    2014           402            21.30           8,557
     Sub-Account
     (Commenced 11/19/2014)

  Deutsche I International            2014     1,732,959      8.50 - 8.57      14,851,303
     Sub-Account                      2013     1,888,612      9.76 - 9.85      18,592,794
                                      2012     2,040,232      8.24 - 8.30      16,933,216
                                      2011     2,245,605      6.92 - 6.97      15,659,285
                                      2010     2,471,385      8.43 - 8.48      20,962,763

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  Alger Small Cap Growth              2014         --        1.25 - 1.40       (0.96) - (0.81)
     Sub-Account                      2013         --        1.25 - 1.40         32.40 - 32.59
                                      2012         --        1.25 - 1.40         10.93 - 11.09
                                      2011         --        1.25 - 1.40       (4.52) - (4.38)
                                      2010         --        1.25 - 1.40         23.54 - 23.73

  American Funds Bond                 2014       1.94        0.95 - 1.90           3.30 - 4.28
     Sub-Account                      2013       1.84        0.95 - 1.90       (4.00) - (3.08)
                                      2012       2.64        0.95 - 1.90           3.38 - 4.37
                                      2011       3.37        0.95 - 1.90           4.11 - 5.11
                                      2010       3.44        0.95 - 1.90           4.44 - 5.44

  American Funds Global               2014       1.16        0.90 - 2.30         (0.01) - 1.40
     Growth Sub-Account               2013       1.26        0.90 - 2.30         26.24 - 28.02
                                      2012       0.94        0.90 - 2.30          7.06 - 21.40
                                      2011       1.37        0.95 - 2.30      (10.95) - (9.75)
                                      2010       1.56        0.95 - 2.30          9.21 - 10.69

  American Funds Global Small         2014       0.12        0.89 - 1.90           0.20 - 1.67
     Capitalization Sub-Account       2013       0.87        0.89 - 1.90         25.87 - 27.14
                                      2012       1.35        0.89 - 1.90          2.91 - 17.13
                                      2011       1.34        0.89 - 1.90     (20.66) - (19.86)
                                      2010       1.75        0.89 - 1.90         20.11 - 21.33

  American Funds Growth               2014       0.77        0.89 - 2.30           6.04 - 7.55
     Sub-Account                      2013       0.93        0.89 - 2.30         27.15 - 28.95
                                      2012       0.81        0.89 - 2.30          1.85 - 16.84
                                      2011       0.63        0.89 - 2.30       (6.45) - (5.12)
                                      2010       0.77        0.89 - 2.30         15.98 - 17.63

  American Funds                      2014       1.27        0.89 - 2.30           8.12 - 9.65
     Growth-Income Sub-Account        2013       1.35        0.89 - 2.30         30.47 - 32.32
                                      2012       1.64        0.89 - 2.30         14.80 - 16.44
                                      2011       1.60        0.89 - 2.30       (4.06) - (2.70)
                                      2010       1.55        0.89 - 2.30          8.90 - 10.44

  BlackRock Global Allocation V.I.    2014       2.13               1.10                (0.45)
     Sub-Account
     (Commenced 11/19/2014)

  Deutsche I International            2014       1.76        1.35 - 1.40     (12.99) - (12.95)
     Sub-Account                      2013       5.30        1.35 - 1.40         18.56 - 18.62
                                      2012       2.19        1.35 - 1.40         18.96 - 19.02
                                      2011       1.83        1.35 - 1.40     (17.83) - (17.79)
                                      2010       2.18        1.35 - 1.40           0.21 - 0.26

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO           NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)      ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Federated High Income Bond  2014         2,534            10.41          26,376       5.88               1.40                 1.26
     Sub-Account              2013         2,545            10.28          26,166       6.76               1.40                 5.50
                              2012         2,556             9.74          24,908       8.87               1.40                13.09
                              2011         3,549             8.62          30,572       8.62               1.40                 3.71
                              2010         3,566             8.31          29,620       7.89               1.40                13.13

  Federated Kaufman           2014         5,676             8.33          47,253         --               1.40                 8.19
     Sub-Account              2013         5,836             7.70          44,907         --               1.40                38.18
     (Commenced 3/15/2010)    2012         6,002             5.57          33,424         --               1.40                15.65
                              2011        12,138             4.82          58,454       1.12               1.40              (14.47)
                              2010        14,184             5.63          79,874         --               1.40                13.09

  Fidelity VIP Asset Manager  2014     5,426,360    15.54 - 16.47      84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
     Sub-Account              2013     5,885,530    14.88 - 15.70      88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                              2012     6,517,939    13.04 - 13.69      85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                              2011     7,353,740    11.75 - 12.28      87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)
                              2010     8,263,984    12.22 - 12.71     101,784,889       1.66        0.89 - 1.40        12.67 - 13.26

  Fidelity VIP Contrafund     2014    20,382,633     6.24 - 71.28     631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
     Sub-Account              2013    17,717,451     5.67 - 64.36     611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                              2012    15,604,750    12.42 - 49.54     471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                              2011    15,588,853    10.76 - 43.00     388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)
                              2010    15,707,574    11.14 - 44.59     379,741,596       1.25        0.89 - 2.25        14.51 - 16.18

  Fidelity VIP Equity-Income  2014       303,711            18.69       5,676,328       2.75               1.40                 7.21
     Sub-Account              2013       341,560            17.43       5,954,600       2.41               1.40                26.37
                              2012       400,352            13.80       5,523,241       2.96               1.40                15.67
                              2011       460,289            11.93       5,489,918       2.37               1.40               (0.43)
                              2010       530,175            11.98       6,350,751       1.75               1.40                13.56

  Fidelity VIP FundsManager   2014   268,426,412    13.11 - 13.28   3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
     50% Sub-Account          2013   158,954,030    12.73 - 12.88   2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
     (Commenced 7/23/2012)    2012    39,080,828    11.31 - 11.42     443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager   2014   319,425,019    12.44 - 12.58   3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
     60% Sub-Account          2013   333,151,686    12.05 - 12.16   4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                              2012   345,636,001    10.37 - 10.45   3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
                              2011   272,464,191      9.48 - 9.54   2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)
                              2010   118,824,451      9.88 - 9.93   1,176,598,687       2.72        1.90 - 2.05        11.32 - 11.49

  Fidelity VIP Growth         2014     7,538,876    22.06 - 23.24     167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
     Sub-Account              2013     8,194,380    20.10 - 21.07     165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                              2012     9,085,626    14.95 - 15.59     136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                              2011     9,918,387    13.22 - 13.72     131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)
                              2010    10,951,340    13.38 - 13.81     147,385,504       0.28        0.89 - 1.40        22.44 - 23.08

  Fidelity VIP Index 500      2014     2,778,454    25.25 - 26.71      70,165,982       1.59        0.89 - 1.35        12.05 - 12.56
     Sub-Account              2013     3,091,556    22.53 - 23.73      69,677,247       1.84        0.89 - 1.35        30.47 - 31.07
                              2012     3,530,426    17.27 - 18.10      60,984,620       2.03        0.89 - 1.35        14.35 - 14.88
                              2011     3,976,112    15.10 - 15.76      60,061,917       1.87        0.89 - 1.35          0.67 - 1.14
                              2010     4,565,389    14.90 - 15.58      68,501,202       1.87        0.89 - 1.40        13.42 - 14.00

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Mid Cap          2014     7,445,624    55.03 - 64.08     446,277,693
     Sub-Account                2013     7,792,671    52.90 - 61.01     446,581,942
                                2012     7,598,912    39.68 - 45.33     324,832,892
                                2011     6,289,465    35.30 - 39.95     237,701,501
                                2010     4,364,581    40.36 - 45.24     187,246,537

  Fidelity VIP Money Market     2014     5,894,288     6.95 - 10.53      50,947,648
     Sub-Account                2013     8,307,410     7.04 - 10.73      76,155,346
                                2012     8,041,430     7.14 - 10.94      73,659,399
                                2011     8,001,050     7.23 - 11.14      73,068,632
                                2010     7,492,405     7.33 - 11.34      67,343,833

  Fidelity VIP Overseas         2014       411,275    11.28 - 12.89       4,942,746
     Sub-Account                2013       447,143    12.41 - 14.19       5,925,521
                                2012       509,517     9.62 - 11.02       5,241,037
                                2011       540,072      8.06 - 9.24       4,664,192
                                2010       593,728     9.85 - 11.30       6,266,276

  FTVIPT Franklin Income VIP    2014     4,717,186    49.71 - 69.63     294,909,928
     Sub-Account                2013     4,919,666    48.59 - 67.20     297,821,470
                                2012     4,708,870    43.62 - 59.54     253,164,341
                                2011     4,290,472    39.61 - 53.36     206,611,149
                                2010     3,722,732    39.56 - 52.61     176,548,647

  FTVIPT Franklin Mutual        2014     5,080,687    27.45 - 32.61     153,109,223
     Shares VIP Sub-Account     2013     5,477,366    26.11 - 30.73     156,078,571
                                2012     5,768,385    20.75 - 24.19     129,780,562
                                2011     5,952,328    18.51 - 21.38     118,532,870
                                2010     5,431,435    19.07 - 21.81     110,507,146

  FTVIPT Franklin Small Cap     2014     9,145,054     1.42 - 14.25     126,502,556
     Value VIP Sub-Account      2013     9,184,423    13.56 - 14.30     128,048,983
                                2012     8,321,925    10.13 - 10.60      86,296,073
                                2011     5,710,847      8.71 - 9.04      50,705,697
                                2010     3,178,430      9.21 - 9.48      29,718,643

  FTVIPT Templeton Foreign VIP  2014     2,354,783    14.19 - 33.39      73,607,780
     Sub-Account                2013     2,457,017    16.25 - 38.21      87,721,293
                                2012     2,730,167    13.46 - 31.61      80,788,377
                                2011     2,720,421    11.59 - 27.19      69,009,193
                                2010     2,782,005    13.20 - 30.95      79,683,759

  FTVIPT Templeton Global       2014    12,667,617    18.48 - 21.01     250,150,012
     Bond VIP Sub-Account       2013    12,950,902    18.47 - 20.82     254,683,414
                                2012    11,067,808    18.50 - 20.69     217,063,429
                                2011     8,104,261    16.36 - 18.15     139,986,041
                                2010     4,997,591    16.79 - 18.48      88,294,177

  Invesco V.I. American         2014         1,911             7.90          15,107
     Franchise Sub-Account      2013        22,147             7.39         163,713
                                2012        28,015             5.35         149,862
                                2011        18,874             4.77          90,033
                                2010        25,363             5.16         130,764

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Mid Cap          2014      0.02         0.95 - 1.90           4.04 - 5.03
     Sub-Account                2013      0.28         0.95 - 1.90         33.31 - 34.59
                                2012      0.43         0.95 - 1.90         12.40 - 13.47
                                2011      0.03         0.95 - 1.90     (12.53) - (11.70)
                                2010      0.14         0.95 - 1.90         26.16 - 27.36

  Fidelity VIP Money Market     2014      0.01         0.89 - 2.05       (2.02) - (0.88)
     Sub-Account                2013      0.02         0.89 - 2.05       (2.01) - (0.86)
                                2012      0.12         0.89 - 2.05       (1.93) - (0.76)
                                2011      0.09         0.89 - 2.05       (1.94) - (0.77)
                                2010      0.17         0.89 - 2.05       (1.82) - (0.65)

  Fidelity VIP Overseas         2014      1.29         1.15 - 1.40       (9.36) - (9.13)
     Sub-Account                2013      1.34         1.15 - 1.40         28.62 - 28.95
                                2012      1.97         1.15 - 1.40         19.05 - 19.35
                                2011      1.35         1.15 - 1.40     (18.32) - (18.12)
                                2010      1.39         1.15 - 1.40         11.54 - 11.82

  FTVIPT Franklin Income VIP    2014      4.98         0.95 - 2.25           2.29 - 3.63
     Sub-Account                2013      6.33         0.95 - 2.25         11.41 - 12.86
                                2012      6.44         0.95 - 2.25         10.13 - 11.58
                                2011      5.75         0.95 - 2.25           0.11 - 1.42
                                2010      6.60         0.95 - 2.25         10.17 - 11.61

  FTVIPT Franklin Mutual        2014      2.00         0.95 - 1.90           5.11 - 6.11
     Shares VIP Sub-Account     2013      2.10         0.95 - 1.90         25.85 - 27.05
                                2012      2.06         0.95 - 1.90         12.08 - 13.16
                                2011      2.42         0.95 - 1.90       (2.90) - (1.98)
                                2010      1.62         0.95 - 1.90          9.10 - 10.14

  FTVIPT Franklin Small Cap     2014      0.61         0.95 - 1.75       (1.17) - (0.38)
     Value VIP Sub-Account      2013      1.31         0.95 - 1.75         33.88 - 34.95
                                2012      0.78         0.95 - 1.75         16.32 - 17.26
                                2011      0.66         0.95 - 1.75       (5.43) - (4.67)
                                2010      0.73         0.95 - 1.75         26.00 - 27.01

  FTVIPT Templeton Foreign VIP  2014      1.86         1.55 - 2.30     (13.15) - (12.50)
     Sub-Account                2013      2.38         1.55 - 2.30         20.18 - 21.08
                                2012      3.02         1.55 - 2.30         15.53 - 16.41
                                2011      1.71         1.55 - 2.30     (12.66) - (12.00)
                                2010      1.88         1.55 - 2.30           5.94 - 6.74

  FTVIPT Templeton Global       2014      5.11         0.95 - 1.75           0.07 - 0.87
     Bond VIP Sub-Account       2013      4.75         0.95 - 1.75         (0.13) - 0.67
                                2012      6.42         0.95 - 1.75         13.06 - 13.97
                                2011      5.46         0.95 - 1.75       (2.58) - (1.81)
                                2010      1.36         0.95 - 1.75         12.46 - 13.36

  Invesco V.I. American         2014        --                1.40                  6.93
     Franchise Sub-Account      2013      0.42                1.40                 38.19
                                2012        --                1.40                 12.14
                                2011        --                1.40                (7.49)
                                2010        --                1.40                 18.18

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Invesco V.I. Core Equity         2014        34,703             6.68         231,978
     Sub-Account                   2013        39,835             6.27         249,696
                                   2012        49,005             4.92         241,009
                                   2011        63,191             4.38         276,761
                                   2010        88,640             4.44         393,933

  Invesco V.I. Equity and          2014    30,622,887     6.54 - 23.37     681,211,301
     Income Sub-Account            2013    31,328,255     6.09 - 21.69     649,322,698
                                   2012    29,563,858     4.93 - 17.54     496,945,594
                                   2011    27,370,136     4.44 - 15.75     414,357,262
                                   2010    22,199,448    14.98 - 16.11     345,124,808

  Invesco V.I. Growth and          2014           665            10.41           6,927
     Income Sub-Account            2013    13,799,854     9.57 - 36.41     365,970,613
                                   2012    13,407,203     7.24 - 27.48     268,230,013
                                   2011    11,777,382     6.40 - 24.26     206,338,231
                                   2010     9,061,763     6.63 - 25.06     160,437,278

  Invesco V.I. International       2014     8,820,511     9.07 - 34.18     275,880,972
     Growth Sub-Account            2013     8,901,354     9.17 - 34.47     281,999,206
                                   2012     8,127,475     7.81 - 29.32     219,783,700
                                   2011     6,481,068     6.86 - 25.68     154,099,050
                                   2010     4,327,573     7.46 - 27.87     111,888,065

  Ivy Funds VIP Asset Strategy     2014         2,575    16.67 - 17.51          45,023
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable      2014    11,333,726    17.67 - 30.99     316,448,933
     Aggressive Growth             2013    11,979,001    15.00 - 25.98     280,745,200
     Sub-Account                   2012    11,687,754    10.38 - 17.75     186,988,862
                                   2011    11,855,614     8.94 - 15.09     160,839,221
                                   2010    11,742,971     8.92 - 14.87     156,471,918

  LMPVET ClearBridge Variable      2014     8,268,721    42.06 - 56.87     426,519,441
     Appreciation Sub-Account      2013     8,604,407    38.78 - 51.73     405,286,221
                                   2012     7,908,912    30.52 - 40.17     290,191,379
                                   2011     7,021,537    26.94 - 34.98     224,680,370
                                   2010     5,515,253    26.87 - 34.42     173,626,503

  LMPVET ClearBridge Variable      2014     9,796,222    13.81 - 22.59     205,573,482
     Equity Income Sub-Account     2013    10,244,154    12.44 - 20.09     191,169,653
                                   2012     9,055,914    10.11 - 16.14     134,931,130
                                   2011     8,013,455     9.06 - 14.28     103,322,855
                                   2010     6,778,039    10.29 - 13.39      81,006,913

  LMPVET ClearBridge Variable      2014       200,379    21.16 - 24.18       4,631,601
     Large Cap Growth Sub-Account  2013       242,954    18.99 - 21.53       5,012,390
                                   2012       283,429    14.10 - 15.86       4,312,254
                                   2011       363,040    11.99 - 13.38       4,673,796
                                   2010       459,350    12.35 - 13.67       6,065,533

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  Invesco V.I. Core Equity         2014       0.87               1.40                 6.64
     Sub-Account                   2013       1.36               1.40                27.45
                                   2012       0.91               1.40                12.29
                                   2011       0.92               1.40               (1.44)
                                   2010       0.95               1.40                 8.02

  Invesco V.I. Equity and          2014       1.58        0.95 - 1.90          6.72 - 7.74
     Income Sub-Account            2013       1.54        0.95 - 1.90        22.54 - 23.71
                                   2012       1.85        0.95 - 1.90        10.26 - 11.32
                                   2011       1.69        0.95 - 1.90      (8.77) - (2.23)
                                   2010       1.92        0.95 - 1.90         9.92 - 10.97

  Invesco V.I. Growth and          2014         --               1.40                 8.75
     Income Sub-Account            2013       1.31        0.95 - 1.90        31.25 - 32.50
                                   2012       1.36        0.95 - 1.90        12.18 - 13.26
                                   2011       1.13        0.95 - 1.90      (4.10) - (3.18)
                                   2010       0.09        0.95 - 1.90        10.09 - 11.13

  Invesco V.I. International       2014       1.38        0.95 - 1.75      (1.65) - (0.86)
     Growth Sub-Account            2013       1.10        0.95 - 1.75        16.66 - 17.60
                                   2012       1.38        0.95 - 1.75        13.25 - 14.16
                                   2011       1.06        0.95 - 1.75      (8.60) - (7.87)
                                   2010       2.01        0.95 - 1.75        10.66 - 11.55

  Ivy Funds VIP Asset Strategy     2014         --        1.10 - 1.35      (2.27) - (2.24)
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable      2014       0.17        0.95 - 2.30        17.66 - 19.26
     Aggressive Growth             2013       0.28        0.95 - 2.30        44.42 - 46.38
     Sub-Account                   2012       0.43        0.95 - 2.30        16.01 - 17.60
                                   2011       0.20        0.95 - 2.30          0.15 - 1.50
                                   2010       0.15        0.95 - 2.30        22.17 - 23.83

  LMPVET ClearBridge Variable      2014       1.17        0.95 - 2.30          8.47 - 9.94
     Appreciation Sub-Account      2013       1.29        0.95 - 2.30        27.05 - 28.77
                                   2012       1.75        0.95 - 2.30        13.30 - 14.85
                                   2011       1.77        0.95 - 2.30          0.28 - 1.64
                                   2010       1.83        0.95 - 2.30        10.07 - 11.56

  LMPVET ClearBridge Variable      2014       2.05        0.95 - 2.30        11.03 - 12.41
     Equity Income Sub-Account     2013       1.65        0.95 - 2.30        23.08 - 24.49
                                   2012       3.04        0.95 - 2.30        11.60 - 12.99
                                   2011       3.39        0.95 - 2.30        (2.15) - 6.69
                                   2010       4.09        0.95 - 1.90        10.01 - 11.06

  LMPVET ClearBridge Variable      2014       0.48        1.50 - 2.30        11.40 - 12.29
     Large Cap Growth Sub-Account  2013       0.51        1.50 - 2.30        34.72 - 35.80
                                   2012       0.66        1.50 - 2.30        17.60 - 18.55
                                   2011       0.42        1.50 - 2.30      (2.91) - (2.12)
                                   2010       0.11        1.50 - 2.30          7.34 - 8.19

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ------------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                             UNITS          HIGHEST ($)      ASSETS ($)
                                         -------------  ----------------  ---------------
  LMPVET ClearBridge Variable      2014        369,225     21.58 - 24.70        8,744,177
     Large Cap Value Sub-Account   2013        319,601     19.77 - 22.45        6,892,954
                                   2012        286,427     15.28 - 17.21        4,743,489
                                   2011        265,335     13.42 - 15.00        3,836,359
                                   2010        194,899     13.09 - 14.51        2,729,796

  LMPVET ClearBridge Variable      2014      4,105,606     23.02 - 32.61      115,942,801
     Small Cap Growth Sub-Account  2013      4,102,827     22.63 - 31.63      112,499,020
                                   2012      3,457,289     15.75 - 21.71       64,881,494
                                   2011      2,686,955     13.50 - 18.35       42,564,777
                                   2010      2,149,625     13.62 - 18.28       33,662,804

  LMPVET Permal Alternative        2014         64,025     10.01 - 10.02          641,034
     Select VIT Portfolio
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET Variable Lifestyle        2014      1,866,299     20.59 - 24.41       42,335,472
     Allocation 50% Sub-Account    2013      2,011,433     20.00 - 23.49       44,101,401
                                   2012      1,699,443     17.68 - 20.56       32,620,028
                                   2011      1,414,982     15.93 - 17.95       24,265,695
                                   2010        769,522     16.05 - 17.94       13,086,823

  LMPVET Variable Lifestyle        2014         98,417     18.64 - 20.02        1,923,838
     Allocation 70% Sub-Account    2013        121,395     18.11 - 19.37        2,304,999
                                   2012        162,342     15.15 - 16.14        2,573,509
                                   2011        219,583     13.47 - 14.30        3,086,943
                                   2010        236,121     13.81 - 14.60        3,395,287

  LMPVET Variable Lifestyle        2014      4,529,329     18.63 - 22.09       92,760,220
     Allocation 85% Sub-Account    2013      4,790,185     18.14 - 21.30       95,074,284
                                   2012      5,015,187     14.61 - 17.00       79,817,339
                                   2011      4,732,454     12.85 - 14.81       65,879,472
                                   2010      4,289,092     13.41 - 15.30       62,035,149

  LMPVIT Western Asset             2014      4,320,147     20.11 - 25.19      100,641,688
     Variable Global High Yield    2013      4,386,878     20.82 - 25.72      104,740,451
     Bond Sub-Account              2012      4,039,328     20.05 - 24.44       91,771,912
                                   2011      3,594,817     17.34 - 20.85       69,717,903
                                   2010      3,170,899     17.44 - 20.70       61,092,507

  MFS VIT Investors Trust          2014          1,191              8.08            9,619
     Sub-Account                   2013          3,517              7.38           25,951
                                   2012          3,616              5.67           20,488
                                   2011          7,050              4.82           33,994
                                   2010          8,683              5.00           43,404

  MFS VIT New Discovery            2014          3,178             12.78           40,607
     Sub-Account                   2013          3,294             13.97           46,020
                                   2012          4,161             10.01           41,661
                                   2011          4,939              8.38           41,374
                                   2010          4,951              9.47           46,865

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  LMPVET ClearBridge Variable      2014       1.96         1.50 - 2.30         9.17 - 10.05
     Large Cap Value Sub-Account   2013       1.77         1.50 - 2.30        29.36 - 30.40
                                   2012       2.37         1.50 - 2.30        13.84 - 14.76
                                   2011       2.82         1.50 - 2.30          2.57 - 3.39
                                   2010       3.02         1.50 - 2.30          6.98 - 7.83

  LMPVET ClearBridge Variable      2014         --         0.95 - 2.30          1.71 - 3.09
     Small Cap Growth Sub-Account  2013       0.05         0.95 - 2.30        43.71 - 45.66
                                   2012       0.42         0.95 - 2.30        16.70 - 18.29
                                   2011         --         0.95 - 2.30        (0.91) - 0.43
                                   2010         --         0.95 - 2.30        22.34 - 24.00

  LMPVET Permal Alternative        2014       0.57         1.10 - 1.60      (0.55) - (0.49)
     Select VIT Portfolio
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET Variable Lifestyle        2014       2.46         0.95 - 1.90          2.93 - 3.92
     Allocation 50% Sub-Account    2013       2.21         0.95 - 1.90        13.16 - 14.24
                                   2012       2.95         0.95 - 1.90        10.96 - 12.02
                                   2011       3.19         1.10 - 1.90        (0.73) - 0.07
                                   2010       4.10         1.10 - 1.90         6.21 - 12.65

  LMPVET Variable Lifestyle        2014       1.74         1.50 - 1.90          2.93 - 3.34
     Allocation 70% Sub-Account    2013       1.41         1.50 - 1.90        19.53 - 20.01
                                   2012       2.16         1.50 - 1.90        12.43 - 12.88
                                   2011       1.88         1.50 - 1.90      (2.45) - (2.06)
                                   2010       2.04         1.50 - 1.90        12.84 - 13.30

  LMPVET Variable Lifestyle        2014       1.77         0.95 - 1.90          2.72 - 3.70
     Allocation 85% Sub-Account    2013       1.66         0.95 - 1.90        24.12 - 25.30
                                   2012       1.84         0.95 - 1.90        13.70 - 14.79
                                   2011       1.55         0.95 - 1.90      (4.15) - (3.23)
                                   2010       1.73         0.95 - 1.90        13.52 - 14.60

  LMPVIT Western Asset             2014       7.11         0.95 - 2.30      (3.40) - (2.09)
     Variable Global High Yield    2013       6.19         0.95 - 2.30          3.85 - 5.27
     Bond Sub-Account              2012       7.84         0.95 - 2.30        15.62 - 17.20
                                   2011       8.38         0.95 - 2.30        (0.59) - 0.75
                                   2010       9.47         0.95 - 2.30        12.31 - 13.83

  MFS VIT Investors Trust          2014       0.61                1.40                 9.46
     Sub-Account                   2013       1.10                1.40                30.22
                                   2012       0.67                1.40                17.52
                                   2011       0.90                1.40               (3.54)
                                   2010       1.30                1.40                 9.56

  MFS VIT New Discovery            2014         --                1.40               (8.55)
     Sub-Account                   2013         --                1.40                39.55
                                   2012         --                1.40                19.53
                                   2011         --                1.40              (11.51)
                                   2010         --                1.40                34.44

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  MFS VIT Research Sub-Account   2014         3,115             8.53         26,571
                                 2013         8,132             7.85         63,835
                                 2012         8,335             6.02         50,155
                                 2011         8,675             5.20         45,142
                                 2010        21,202             5.30        112,388

  MIST AllianceBernstein         2014   275,344,937    11.84 - 12.49  3,373,491,338
     Global Dynamic Allocation   2013   286,256,086    11.32 - 11.74  3,313,674,192
     Sub-Account                 2012   267,334,005    10.40 - 10.66  2,823,843,417
     (Commenced 5/2/2011)        2011   168,434,681      9.68 - 9.75  1,639,379,077

  MIST Allianz Global Investors  2014    18,219,524     1.04 - 10.55     18,986,456
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014   264,143,945    12.26 - 13.41  3,417,834,574
     Balanced Allocation         2013   276,830,535    11.83 - 12.78  3,430,387,038
     Sub-Account                 2012   292,605,761    10.22 - 10.89  3,106,060,329
                                 2011   306,967,734      9.22 - 9.69  2,914,777,188
                                 2010   251,644,506     9.64 - 10.00  2,478,289,324

  MIST American Funds Growth     2014   142,940,560    12.29 - 13.37  1,852,260,667
     Allocation Sub-Account      2013   147,794,512    11.83 - 12.67  1,828,322,375
                                 2012   149,020,463     9.68 - 10.24  1,496,665,592
                                 2011   159,224,115      8.53 - 8.92  1,398,390,722
                                 2010   155,386,301      9.17 - 9.47  1,454,861,016

  MIST American Funds Growth     2014    71,860,704     1.37 - 13.78    648,671,484
     Sub-Account                 2013    59,593,818     1.29 - 12.90    632,386,636
                                 2012    54,812,434     9.59 - 10.07    545,665,799
                                 2011    64,256,598      8.36 - 8.69    553,292,806
                                 2010    52,406,611      8.97 - 9.23    480,253,525

  MIST American Funds            2014   137,310,606    12.03 - 13.16  1,744,157,123
     Moderate Allocation         2013   147,773,215    11.61 - 12.53  1,796,366,977
     Sub-Account                 2012   159,499,085    10.47 - 11.15  1,734,325,945
                                 2011   168,982,398     9.67 - 10.16  1,683,464,896
                                 2010   143,876,667     9.88 - 10.25  1,452,175,003

  MIST AQR Global Risk           2014   265,908,083    10.20 - 11.40  3,001,302,195
     Balanced Sub-Account        2013   295,108,196     9.93 - 11.09  3,248,475,977
     (Commenced 5/2/2011)        2012   324,843,850    10.42 - 11.61  3,753,309,463
                                 2011   179,038,392    10.54 - 10.62  1,898,124,083

  MIST BlackRock Global          2014   463,962,556    11.30 - 11.92  5,423,637,032
     Tactical Strategies         2013   487,574,727    10.92 - 11.35  5,457,878,761
     Sub-Account                 2012   471,913,542    10.13 - 10.38  4,856,824,935
     (Commenced 5/2/2011)        2011   297,189,715      9.51 - 9.58  2,842,712,285

  MIST BlackRock High Yield      2014     9,596,910    15.21 - 28.99    238,215,887
     Sub-Account                 2013    10,783,682    14.92 - 28.32    265,149,806
                                 2012    11,949,833    13.83 - 26.13    276,977,302
                                 2011    10,891,616    12.03 - 21.28    221,624,841
                                 2010     9,034,810    11.92 - 21.07    182,367,303

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MFS VIT Research Sub-Account   2014       0.79               1.40                 8.67
                                 2013       0.33               1.40                30.45
                                 2012       0.79               1.40                15.63
                                 2011       0.72               1.40               (1.83)
                                 2010       0.92               1.40                14.29

  MIST AllianceBernstein         2014       1.94        0.90 - 2.35          0.77 - 6.39
     Global Dynamic Allocation   2013       1.28        0.90 - 2.35         8.56 - 10.15
     Sub-Account                 2012       0.10        0.90 - 2.35          3.45 - 8.82
     (Commenced 5/2/2011)        2011       0.87        1.15 - 2.25      (3.18) - (2.47)

  MIST Allianz Global Investors  2014       0.92        1.15 - 2.00          0.71 - 4.55
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014       1.27        1.00 - 2.35        (0.35) - 4.99
     Balanced Allocation         2013       1.37        1.00 - 2.35        15.78 - 17.35
     Sub-Account                 2012       1.69        1.00 - 2.35        10.88 - 12.39
                                 2011       1.26        1.00 - 2.35      (4.39) - (3.10)
                                 2010       1.01        1.00 - 2.35         9.55 - 11.05

  MIST American Funds Growth     2014       1.03        1.10 - 2.35        (0.52) - 5.17
     Allocation Sub-Account      2013       1.00        1.15 - 2.35        22.20 - 23.68
                                 2012       1.21        1.15 - 2.35        13.45 - 14.82
                                 2011       1.10        1.15 - 2.35      (6.95) - (5.82)
                                 2010       0.89        1.15 - 2.35        10.86 - 12.18

  MIST American Funds Growth     2014       0.55        0.95 - 2.35          0.56 - 7.16
     Sub-Account                 2013       0.44        0.95 - 2.35        11.27 - 28.11
                                 2012       0.33        1.30 - 2.35        14.67 - 15.89
                                 2011       0.35        1.30 - 2.35      (6.81) - (5.83)
                                 2010       0.20        1.30 - 2.35        15.57 - 16.79

  MIST American Funds            2014       1.46        1.00 - 2.35        (0.26) - 5.04
     Moderate Allocation         2013       1.65        1.00 - 2.35        10.88 - 12.39
     Sub-Account                 2012       2.04        1.00 - 2.35          8.25 - 9.73
                                 2011       1.54        1.00 - 2.35      (2.14) - (0.81)
                                 2010       1.41        1.00 - 2.35          7.36 - 8.82

  MIST AQR Global Risk           2014         --        0.90 - 2.35        (3.48) - 3.07
     Balanced Sub-Account        2013       2.09        0.90 - 2.35      (5.64) - (4.26)
     (Commenced 5/2/2011)        2012       0.44        0.90 - 2.35          3.72 - 9.29
                                 2011       3.00        1.15 - 2.25          1.94 - 2.70

  MIST BlackRock Global          2014       1.12        0.90 - 2.35        (0.16) - 4.97
     Tactical Strategies         2013       1.36        0.90 - 2.35          7.75 - 9.32
     Sub-Account                 2012         --        0.90 - 2.35          3.27 - 7.89
     (Commenced 5/2/2011)        2011       1.37        1.15 - 2.25      (4.84) - (4.14)

  MIST BlackRock High Yield      2014       6.09        0.90 - 2.35        (1.88) - 2.37
     Sub-Account                 2013       7.02        0.90 - 2.35          6.79 - 8.35
                                 2012       7.05        0.90 - 2.35         7.68 - 15.15
                                 2011       6.52        1.20 - 2.35        (0.03) - 1.12
                                 2010       5.88        1.20 - 2.35         5.99 - 14.28

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Clarion Global Real      2014    17,245,897    17.00 - 72.26     330,178,643
     Estate Sub-Account         2013    11,099,591    15.36 - 17.68     182,673,922
                                2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056
                                2010     9,934,760    13.39 - 14.36     139,330,754

  MIST ClearBridge Aggressive   2014    38,472,258   12.71 - 214.41     586,572,505
     Growth Sub-Account         2013    36,299,683    10.84 - 13.77     451,710,565
                                2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062
                                2010    13,863,499      6.97 - 7.63     102,505,758

  MIST Goldman Sachs Mid Cap    2014     7,477,599    22.05 - 25.19     178,512,669
     Value Sub-Account          2013     7,939,384    19.93 - 22.07     170,038,386
                                2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272
                                2010     7,332,195    14.57 - 15.63     112,015,664

  MIST Harris Oakmark           2014    26,551,192    21.63 - 27.28     663,509,252
     International Sub-Account  2013    25,769,452    23.43 - 29.23     693,983,244
                                2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538
                                2010    23,589,953    17.23 - 20.14     459,739,197

  MIST Invesco Balanced-Risk    2014   758,894,714     1.07 - 11.10     832,374,445
     Allocation Sub-Account     2013   800,860,953      1.04 - 1.06     843,160,697
     (Commenced 4/30/2012)      2012   631,214,101      1.04 - 1.05     661,422,417

  MIST Invesco Comstock         2014    43,175,673    15.33 - 24.28     813,000,076
     Sub-Account                2013    26,889,264    14.36 - 22.42     443,561,923
                                2012    26,662,653    10.86 - 16.72     329,458,802
                                2011    25,137,797     9.39 - 14.24     266,463,408
                                2010    21,172,822     9.76 - 14.59     230,561,318

  MIST Invesco Mid Cap Value    2014     6,927,870    17.85 - 41.71     258,407,609
     Sub-Account                2013     4,619,902    30.27 - 38.39     158,040,375
                                2012     5,175,603    23.78 - 29.73     138,149,492
                                2011     5,366,862    21.23 - 24.69     127,004,689
                                2010     4,351,943    22.57 - 25.97     108,323,379

  MIST Invesco Small Cap        2014    11,824,275    23.77 - 29.28     308,642,273
     Growth Sub-Account         2013    13,003,134    22.53 - 27.31     319,189,345
                                2012    13,528,657    16.44 - 19.61     240,468,780
                                2011    13,942,780    14.22 - 16.69     212,672,795
                                2010    11,943,258    14.70 - 16.99     186,610,558

  MIST JPMorgan Core Bond       2014    32,404,332     9.89 - 11.15     355,237,960
     Sub-Account                2013    29,439,490    10.12 - 10.75     311,869,932
                                2012    31,242,391    10.69 - 11.23     346,492,447
                                2011    32,528,572    10.43 - 10.84     349,346,240
                                2010    26,655,400    10.10 - 10.38     274,791,792

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Clarion Global Real      2014      1.03         0.90 - 2.35          1.03 - 12.25
     Estate Sub-Account         2013      6.85         0.90 - 2.35           1.14 - 2.62
                                2012      2.03         0.90 - 2.35          9.18 - 24.35
                                2011      3.80         1.30 - 2.35       (7.78) - (6.80)
                                2010      7.76         1.30 - 2.35         13.41 - 14.61

  MIST ClearBridge Aggressive   2014      0.11         0.90 - 2.35          1.60 - 17.83
     Growth Sub-Account         2013      0.22         0.90 - 2.35         42.22 - 44.30
                                2012      0.02         0.90 - 2.35          3.28 - 17.38
                                2011        --         0.95 - 2.35         (9.34) - 1.91
                                2010        --         1.30 - 2.35         20.92 - 22.20

  MIST Goldman Sachs Mid Cap    2014      0.54         1.10 - 2.35          2.29 - 11.77
     Value Sub-Account          2013      0.89         1.30 - 2.35         29.57 - 30.94
                                2012      0.59         1.30 - 2.35         15.36 - 16.58
                                2011      0.48         1.30 - 2.35       (8.46) - (7.50)
                                2010      0.92         1.30 - 2.35         21.35 - 22.63

  MIST Harris Oakmark           2014      2.41         0.95 - 2.35         (7.98) - 0.25
     International Sub-Account  2013      2.44         0.95 - 2.35         27.46 - 29.26
                                2012      1.63         0.95 - 2.35         15.61 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)
                                2010      1.82         1.30 - 2.35         13.71 - 14.92

  MIST Invesco Balanced-Risk    2014        --         0.90 - 2.35           0.40 - 4.63
     Allocation Sub-Account     2013        --         0.90 - 2.35         (0.50) - 0.95
     (Commenced 4/30/2012)      2012      0.55         0.90 - 2.35           3.03 - 4.04

  MIST Invesco Comstock         2014      0.60         0.90 - 2.35           0.28 - 8.33
     Sub-Account                2013      1.07         0.90 - 2.35         32.25 - 34.18
                                2012      1.22         0.90 - 2.35          5.55 - 17.40
                                2011      1.09         0.95 - 2.35       (3.76) - (2.39)
                                2010      1.45         0.95 - 2.35         12.19 - 13.80

  MIST Invesco Mid Cap Value    2014      0.33         0.90 - 2.35           1.20 - 8.70
     Sub-Account                2013      0.74         0.90 - 2.35         27.28 - 29.14
                                2012      0.40         0.90 - 2.35          2.26 - 13.21
                                2011      0.51         1.30 - 2.35       (5.93) - (4.94)
                                2010      0.55         1.30 - 2.35         22.62 - 23.91

  MIST Invesco Small Cap        2014        --         0.89 - 2.35           1.89 - 7.22
     Growth Sub-Account         2013      0.23         0.89 - 2.35         36.92 - 39.29
                                2012        --         0.89 - 2.35         15.47 - 17.45
                                2011        --         0.89 - 2.35       (3.37) - (1.73)
                                2010        --         0.89 - 2.35         23.26 - 25.35

  MIST JPMorgan Core Bond       2014      1.42         1.10 - 2.20           0.48 - 3.73
     Sub-Account                2013      0.28         1.30 - 2.35       (5.04) - (4.05)
                                2012      2.57         1.30 - 2.35           2.47 - 3.55
                                2011      2.09         1.30 - 2.35           3.34 - 4.42
                                2010      1.64         1.30 - 2.35           3.63 - 4.73

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Global Active    2014   747,266,184     1.18 - 12.14     905,975,458
     Allocation Sub-Account      2013   649,853,969      1.13 - 1.16     746,849,717
     (Commenced 4/30/2012)       2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap        2014     1,417,944    18.69 - 20.92      27,932,500
     Value Sub-Account           2013     1,455,583    18.28 - 20.23      27,866,566
                                 2012     1,643,159    14.04 - 15.36      24,014,976
                                 2011     1,650,824    12.42 - 13.17      21,224,281
                                 2010     1,677,961    14.14 - 14.87      24,426,974

  MIST Loomis Sayles Global      2014    10,444,732    15.85 - 17.90     177,351,030
     Markets Sub-Account         2013    10,842,823    15.69 - 17.47     180,595,781
                                 2012    12,318,466    13.71 - 14.91     177,780,410
                                 2011    13,161,956    12.01 - 12.74     165,018,207
                                 2010    10,620,691    12.48 - 13.10     137,171,845

  MIST Lord Abbett Bond          2014     8,190,115    10.35 - 33.68     234,576,558
     Debenture Sub-Account       2013     9,341,018     9.99 - 32.33     259,294,487
                                 2012    10,178,078     9.36 - 30.15     266,010,291
                                 2011    10,848,076     8.39 - 26.88     255,107,548
                                 2010    11,708,304     8.12 - 25.87     267,920,695

  MIST Met/Eaton Vance           2014     6,743,439    10.59 - 11.23      73,909,210
     Floating Rate Sub-Account   2013     7,519,969    10.76 - 11.18      83,115,837
     (Commenced 5/3/2010)        2012     5,007,151    10.61 - 10.91      54,197,004
                                 2011     4,263,176    10.13 - 10.30      43,696,769
                                 2010     1,600,145    10.16 - 10.23      16,334,315

  MIST Met/Franklin Low          2014    17,421,682     9.65 - 10.18     173,124,917
     Duration Total Return       2013    14,050,793     9.78 - 10.16     140,307,146
     Sub-Account                 2012     4,349,231     9.92 - 10.14      43,609,944
     (Commenced 5/2/2011)        2011     2,835,514      9.70 - 9.78      27,661,832

  MIST Met/Templeton             2014     3,537,497    12.87 - 13.66      47,183,875
     International Bond          2013     3,905,329    13.00 - 13.53      52,286,139
     Sub-Account                 2012     4,238,395    13.19 - 13.56      57,001,253
                                 2011     4,276,073    11.74 - 12.02      51,093,268
                                 2010     2,982,596    12.04 - 12.22      36,302,425

  MIST MetLife Asset             2014    39,915,870    14.91 - 17.28     641,574,794
     Allocation 100 Sub-Account  2013    42,451,280    14.53 - 16.59     659,971,504
                                 2012    44,655,767    11.48 - 12.93     545,044,070
                                 2011    49,390,389    10.07 - 10.98     524,691,864
                                 2010    45,689,702    10.94 - 11.78     522,967,837

  MIST MetLife Balanced Plus     2014   569,859,186    12.32 - 13.00   7,268,454,132
     Sub-Account                 2013   547,096,627    11.51 - 11.96   6,454,726,976
     (Commenced 5/2/2011)        2012   438,994,467    10.30 - 10.55   4,593,209,415
                                 2011   257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Multi-Index       2014   281,516,918     1.19 - 12.18     421,513,955
     Targeted Risk Sub-Account   2013   153,950,143     1.12 - 11.26     209,957,052
     (Commenced 11/12/2012)      2012    11,094,386             1.01      11,247,979

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Global Active    2014       1.13        0.90 - 2.35           0.35 - 6.02
     Allocation Sub-Account      2013       0.08        0.90 - 2.35           8.41 - 9.99
     (Commenced 4/30/2012)       2012       0.73        0.90 - 2.35           3.02 - 4.03

  MIST JPMorgan Small Cap        2014       1.07        0.90 - 2.30           2.28 - 3.89
     Value Sub-Account           2013       0.69        0.90 - 2.30         30.22 - 31.71
                                 2012       0.84        0.90 - 2.30          2.73 - 13.98
                                 2011       1.69        1.20 - 2.30     (12.17) - (11.43)
                                 2010       0.82        1.20 - 2.30         16.82 - 17.83

  MIST Loomis Sayles Global      2014       2.08        0.95 - 2.35         (0.82) - 2.49
     Markets Sub-Account         2013       2.41        0.95 - 2.35         14.41 - 16.02
                                 2012       2.32        1.10 - 2.35          2.75 - 15.41
                                 2011       2.32        1.30 - 2.35       (3.77) - (2.75)
                                 2010       2.99        1.30 - 2.35         19.18 - 20.43

  MIST Lord Abbett Bond          2014       5.67        0.89 - 2.35         (0.50) - 4.19
     Debenture Sub-Account       2013       6.62        0.89 - 2.35           5.47 - 7.21
                                 2012       7.20        0.89 - 2.35          5.77 - 12.18
                                 2011       5.92        0.89 - 2.35           2.04 - 3.90
                                 2010       6.21        0.89 - 2.35         10.34 - 12.18

  MIST Met/Eaton Vance           2014       3.65        1.10 - 2.35       (1.60) - (0.57)
     Floating Rate Sub-Account   2013       3.38        1.30 - 2.35           1.42 - 2.50
     (Commenced 5/3/2010)        2012       3.39        1.30 - 2.35           4.83 - 5.94
                                 2011       1.99        1.30 - 2.30         (0.31) - 0.69
                                 2010         --        1.30 - 2.30           1.64 - 2.31

  MIST Met/Franklin Low          2014       2.15        0.90 - 2.35         (1.29) - 0.15
     Duration Total Return       2013       1.07        0.90 - 2.35         (1.19) - 0.25
     Sub-Account                 2012       1.91        0.90 - 2.20           1.17 - 3.15
     (Commenced 5/2/2011)        2011         --        1.20 - 2.35       (2.83) - (2.08)

  MIST Met/Templeton             2014       4.63        1.10 - 2.15       (2.28) - (0.17)
     International Bond          2013       2.02        1.30 - 2.15       (1.11) - (0.27)
     Sub-Account                 2012      10.26        1.30 - 2.05         11.96 - 12.80
                                 2011       6.86        1.30 - 2.20       (2.49) - (1.61)
                                 2010       0.51        1.30 - 2.20         11.07 - 12.08

  MIST MetLife Asset             2014       0.71        0.90 - 2.35           0.05 - 4.15
     Allocation 100 Sub-Account  2013       0.75        0.90 - 2.35         26.50 - 28.35
                                 2012       0.64        0.90 - 2.35          2.91 - 15.40
                                 2011       1.10        1.15 - 2.35       (7.96) - (6.85)
                                 2010       1.18        1.15 - 2.35         13.80 - 15.17

  MIST MetLife Balanced Plus     2014       1.75        0.90 - 2.35           0.70 - 8.67
     Sub-Account                 2013       1.19        0.90 - 2.35         11.71 - 13.34
     (Commenced 5/2/2011)        2012         --        0.90 - 2.35          4.67 - 11.81
                                 2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Multi-Index       2014         --        1.15 - 2.25           0.83 - 8.01
     Targeted Risk Sub-Account   2013       0.55        1.15 - 2.25          4.04 - 11.65
     (Commenced 11/12/2012)      2012         --        1.15 - 2.00           2.56 - 2.68

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  MIST MetLife Small Cap         2014    12,299,087     21.73 - 26.68     291,013,900
     Value Sub-Account           2013    13,992,716     21.87 - 26.40     330,701,962
                                 2012    15,859,523     16.91 - 20.06     287,540,317
                                 2011    18,611,699     14.67 - 17.11     290,532,427
                                 2010    18,793,984     16.49 - 18.91     327,520,477

  MIST MFS Emerging Markets      2014    42,182,331      9.40 - 11.38     425,619,386
     Equity Sub-Account          2013    41,623,177     10.29 - 12.45     456,076,892
                                 2012    38,352,212     11.09 - 13.41     448,693,258
                                 2011    37,004,554      9.55 - 11.54     369,675,163
                                 2010    29,287,659     12.03 - 14.53     365,169,255

  MIST MFS Research              2014    18,585,662     14.00 - 18.24     287,913,009
     International Sub-Account   2013    19,616,483     15.39 - 18.44     331,488,461
                                 2012    21,667,563     13.21 - 15.60     311,615,422
                                 2011    22,841,018     11.58 - 13.42     285,814,827
                                 2010    22,399,698     13.27 - 15.17     318,521,626

  MIST Morgan Stanley Mid Cap    2014    12,928,550      2.79 - 25.03     240,528,688
     Growth Sub-Account          2013    13,099,903      2.79 - 24.94     244,579,234
                                 2012    12,225,316      2.03 - 18.06     166,100,095
                                 2011     8,735,505      1.88 - 16.63     109,412,403
                                 2010     6,606,286      2.04 - 17.98      89,015,672

  MIST Oppenheimer Global        2014     2,866,078     21.68 - 27.83      72,350,999
     Equity Sub-Account          2013     3,127,720     21.72 - 27.49      78,398,573
                                 2012       500,711     18.48 - 21.83       9,983,469
                                 2011       559,531     15.55 - 17.64       9,330,001
                                 2010       608,969     17.31 - 19.88      11,272,119

  MIST PanAgora Global           2014     9,788,108      1.03 - 10.44      10,161,644
     Diversified Risk Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014    50,751,209     13.20 - 15.63     732,596,404
     Protected Bond Sub-Account  2013    57,648,505     13.13 - 15.33     821,456,089
                                 2012    64,013,091     14.82 - 17.05   1,021,039,296
                                 2011    63,087,877     13.90 - 15.36     936,595,819
                                 2010    52,467,468     12.81 - 13.99     711,162,874

  MIST PIMCO Total Return        2014   103,504,587     12.40 - 19.84   1,787,038,026
     Sub-Account                 2013   118,419,838     12.03 - 19.16   1,993,786,948
                                 2012   128,302,689     12.42 - 19.67   2,234,370,461
                                 2011   132,311,947     11.50 - 18.11   2,140,758,433
                                 2010   111,149,390     11.27 - 17.67   1,761,602,464

  MIST Pioneer Fund              2014    12,549,377      2.83 - 30.99     305,917,464
     Sub-Account                 2013    12,432,551      2.58 - 28.13     297,755,670
                                 2012    11,331,680      9.91 - 21.33     220,043,655
                                 2011     9,480,402      9.11 - 19.29     168,467,083
                                 2010     5,977,317     16.24 - 20.40     112,914,666

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Small Cap         2014       0.04        0.89 - 2.35         (0.65) - 1.06
     Value Sub-Account           2013       0.99        0.89 - 2.35         29.37 - 31.64
                                 2012         --        0.89 - 2.35         15.23 - 17.22
                                 2011       1.10        0.89 - 2.35      (11.09) - (9.50)
                                 2010       1.17        0.89 - 2.35         17.11 - 19.08

  MIST MFS Emerging Markets      2014       0.84        0.90 - 2.35       (8.69) - (4.92)
     Equity Sub-Account          2013       1.07        0.90 - 2.35       (7.19) - (5.83)
                                 2012       0.75        0.90 - 2.35          3.96 - 17.77
                                 2011       1.39        0.95 - 2.35     (20.59) - (19.48)
                                 2010       0.97        0.95 - 2.35         20.79 - 22.49

  MIST MFS Research              2014       2.24        0.89 - 2.35       (9.11) - (3.46)
     International Sub-Account   2013       2.58        0.90 - 2.35         16.49 - 18.19
                                 2012       1.89        0.90 - 2.35          6.35 - 15.60
                                 2011       1.88        0.95 - 2.35     (12.79) - (11.56)
                                 2010       1.70        0.95 - 2.35          8.83 - 10.35

  MIST Morgan Stanley Mid Cap    2014         --        0.89 - 2.30         (1.40) - 0.39
     Growth Sub-Account          2013       0.60        0.89 - 2.30         35.86 - 38.07
                                 2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)
                                 2010       0.01        0.89 - 2.30         17.15 - 30.84

  MIST Oppenheimer Global        2014       0.82        0.90 - 2.30         (0.31) - 1.23
     Equity Sub-Account          2013       0.35        0.90 - 2.30         24.22 - 25.97
                                 2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)
                                 2010       1.34        0.95 - 1.95         13.69 - 14.83

  MIST PanAgora Global           2014       0.46        1.15 - 2.00         (0.35) - 3.75
     Diversified Risk Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014       1.54        0.90 - 2.35         (1.54) - 1.97
     Protected Bond Sub-Account  2013       2.20        0.90 - 2.35     (11.38) - (10.09)
                                 2012       3.02        0.90 - 2.35           4.22 - 7.82
                                 2011       1.62        1.20 - 2.35           8.56 - 9.82
                                 2010       2.23        1.20 - 2.35           5.26 - 6.48

  MIST PIMCO Total Return        2014       2.34        0.89 - 2.35           0.40 - 3.56
     Sub-Account                 2013       4.27        0.89 - 2.35       (4.19) - (2.59)
                                 2012       3.13        0.89 - 2.35           4.10 - 8.58
                                 2011       2.62        0.89 - 2.35         (0.31) - 2.51
                                 2010       3.20        0.89 - 2.35           5.65 - 7.45

  MIST Pioneer Fund              2014       1.66        0.90 - 2.35          1.00 - 10.16
     Sub-Account                 2013       3.15        0.90 - 2.30          9.33 - 31.88
                                 2012       1.45        0.90 - 2.30           0.85 - 9.54
                                 2011       1.11        0.95 - 2.30      (11.94) - (5.45)
                                 2010       0.78        0.95 - 2.30         13.47 - 15.12

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST Pioneer Strategic       2014    54,471,343     2.60 - 32.57     943,852,832
     Income Sub-Account        2013    41,450,021     2.53 - 31.43     919,328,857
                               2012    29,638,373    13.34 - 31.23     804,777,040
                               2011    24,444,162    12.25 - 27.99     600,261,549
                               2010    17,115,149    12.17 - 27.26     419,601,867

  MIST Pyramis Government      2014    62,286,953    10.55 - 11.13     680,446,278
     Income Sub-Account        2013    69,488,361    10.04 - 10.44     715,739,557
     (Commenced 5/2/2011)      2012    88,599,553    10.77 - 11.03     968,887,238
                               2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed Risk    2014    14,204,266    11.35 - 11.58     163,513,389
     Sub-Account               2013     7,294,047    10.69 - 10.77      78,417,229
     (Commenced 4/29/2013)

  MIST Schroders Global        2014   400,460,215     1.20 - 12.36     493,380,979
     Multi-Asset Sub-Account   2013   375,261,358      1.14 - 1.17     435,205,689
     (Commenced 4/30/2012)     2012   179,641,654      1.06 - 1.07     191,885,161

  MIST SSgA Growth and Income  2014   101,616,119    13.79 - 15.77   1,513,705,632
     ETF Sub-Account           2013   110,435,377    13.34 - 15.03   1,578,178,677
                               2012   118,446,237    12.09 - 13.24   1,521,502,479
                               2011   120,297,977    10.97 - 11.83   1,390,741,062
                               2010    85,827,962    11.20 - 11.84     995,772,752

  MIST SSgA Growth ETF         2014    34,092,389    13.66 - 15.62     501,804,705
     Sub-Account               2013    35,919,224    13.27 - 14.96     509,607,858
                               2012    36,733,044    11.51 - 12.55     448,167,959
                               2011    37,984,453    10.24 - 11.04     409,132,829
                               2010    29,136,066    10.71 - 11.41     325,453,346

  MIST T. Rowe Price Large     2014    13,521,347   40.58 - 144.85     838,816,422
     Cap Value Sub-Account     2013    11,320,980   38.18 - 128.69     657,944,319
                               2012    12,231,249    28.88 - 96.83     536,790,380
                               2011    13,446,503    24.76 - 82.60     507,039,092
                               2010    14,212,118    26.09 - 86.60     558,423,606

  MIST T. Rowe Price Mid Cap   2014    32,310,271    15.06 - 17.30     537,586,208
     Growth Sub-Account        2013    37,965,912    13.67 - 15.54     568,882,747
                               2012    41,941,697    10.24 - 11.53     467,536,275
                               2011    44,089,511     9.22 - 10.28     439,146,325
                               2010    40,356,445     9.67 - 10.58     414,850,131

  MIST WMC Large Cap Research  2014     1,151,671    13.60 - 16.68      17,260,395
     Sub-Account               2013     1,260,254    12.25 - 14.84      16,869,650
                               2012     1,423,242     9.34 - 11.16      14,439,147
                               2011     1,414,721      8.42 - 9.34      12,849,849
                               2010     1,044,239      8.60 - 9.47       9,613,588

  MSF Baillie Gifford          2014    27,573,117     4.31 - 14.37     269,502,431
     International Stock       2013    29,549,817     4.51 - 15.12     303,453,047
     Sub-Account               2012       219,106     3.96 - 13.35       2,585,607
                               2011       282,028     3.36 - 11.37       2,803,543
                               2010       318,412     4.26 - 14.47       3,979,701

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST Pioneer Strategic       2014      4.98         0.90 - 2.35         (0.93) - 3.65
     Income Sub-Account        2013      4.82         0.90 - 2.35         (0.94) - 1.21
                               2012      4.73         0.90 - 2.35          6.09 - 10.56
                               2011      4.36         0.95 - 2.35           1.06 - 2.65
                               2010      4.58         0.95 - 2.20          5.21 - 11.12

  MIST Pyramis Government      2014      2.60         0.90 - 2.35           0.96 - 6.59
     Income Sub-Account        2013      1.55         0.90 - 2.35       (6.74) - (5.37)
     (Commenced 5/2/2011)      2012      0.02         0.90 - 2.35           0.74 - 1.96
                               2011      0.89         1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed Risk    2014        --         1.10 - 2.25           0.98 - 7.40
     Sub-Account               2013      1.65         1.15 - 2.25           4.66 - 5.43
     (Commenced 4/29/2013)

  MIST Schroders Global        2014      1.32         0.90 - 2.35           0.43 - 6.77
     Multi-Asset Sub-Account   2013      0.01         0.90 - 2.35           7.55 - 9.12
     (Commenced 4/30/2012)     2012      1.49         0.90 - 2.35           5.01 - 6.03

  MIST SSgA Growth and Income  2014      2.24         0.90 - 2.35         (0.03) - 4.86
     ETF Sub-Account           2013      2.51         0.90 - 2.35         10.31 - 11.92
                               2012      2.40         1.10 - 2.35          4.01 - 11.55
                               2011      1.70         1.15 - 2.35       (1.29) - (0.09)
                               2010      1.05         1.15 - 2.20          9.80 - 10.96

  MIST SSgA Growth ETF         2014      1.88         0.90 - 2.35         (0.05) - 4.43
     Sub-Account               2013      2.10         0.90 - 2.35         15.33 - 17.01
                               2012      1.96         1.15 - 2.35          4.38 - 13.71
                               2011      1.56         1.15 - 2.35       (4.40) - (3.24)
                               2010      1.35         1.15 - 2.35         11.50 - 12.85

  MIST T. Rowe Price Large     2014      1.18         0.89 - 2.35          1.20 - 12.56
     Cap Value Sub-Account     2013      1.58         0.89 - 2.35         30.67 - 32.90
                               2012      1.50         0.89 - 2.35          6.92 - 17.22
                               2011      0.70         0.89 - 2.35       (6.24) - (4.62)
                               2010      1.11         0.89 - 2.35         14.30 - 16.29

  MIST T. Rowe Price Mid Cap   2014        --         1.30 - 2.35         10.16 - 11.32
     Growth Sub-Account        2013      0.21         1.30 - 2.35         33.41 - 34.82
                               2012        --         1.30 - 2.35         11.03 - 12.21
                               2011        --         1.30 - 2.35       (3.93) - (2.92)
                               2010        --         1.30 - 2.35         24.72 - 26.05

  MIST WMC Large Cap Research  2014      0.80         0.90 - 2.30          1.80 - 12.40
     Sub-Account               2013      1.28         0.90 - 2.30         31.12 - 32.97
                               2012      1.07         0.90 - 2.30        (0.27) - 11.75
                               2011      0.92         1.55 - 2.30       (2.06) - (1.33)
                               2010      1.06         1.55 - 2.30         10.01 - 10.85

  MSF Baillie Gifford          2014      1.26         1.30 - 2.25       (5.49) - (1.36)
     International Stock       2013      0.02         1.30 - 2.25          9.68 - 13.94
     Sub-Account               2012      1.14         1.40 - 1.90         17.11 - 17.85
                               2011      1.60         1.40 - 1.90     (21.63) - (20.99)
                               2010      1.41         1.40 - 1.90           4.85 - 5.74

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF Barclays Aggregate Bond  2014    16,099,701     1.79 - 19.11     213,475,999
     Index Sub-Account         2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766
                               2011     8,083,366     1.73 - 18.28     130,173,979
                               2010     5,646,137    14.02 - 17.15      86,674,964

  MSF BlackRock Bond Income    2014     1,105,752    46.87 - 76.43      63,615,045
     Sub-Account               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933
                               2011       953,075    44.15 - 68.69      49,538,985
                               2010       952,834    42.45 - 65.04      47,336,145

  MSF BlackRock Capital        2014       639,908    16.88 - 52.46      14,686,428
     Appreciation Sub-Account  2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610
                               2011       814,200    10.75 - 32.23      11,348,650
                               2010       601,185    12.06 - 35.71       9,563,155

  MSF BlackRock Large Cap      2014       229,967    17.66 - 19.31       4,201,564
     Value Sub-Account         2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532
                               2011       252,494    11.44 - 11.96       2,890,664
                               2010       253,453    11.33 - 11.79       2,872,585

  MSF BlackRock Money Market   2014    39,068,482     2.33 - 25.65     395,886,367
     Sub-Account               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901
                               2011    59,067,302     9.55 - 25.84     633,625,012
                               2010    51,015,018     9.77 - 26.15     553,885,805

  MSF Frontier Mid Cap Growth  2014     4,248,372    17.69 - 19.79      81,297,538
     Sub-Account               2013     4,767,721    16.33 - 18.08      83,651,163
     (Commenced 4/29/2013)

  MSF Jennison Growth          2014    27,528,387     4.22 - 21.36     529,020,323
     Sub-Account               2013    32,574,197     3.93 - 19.82     585,624,219
                               2012    35,125,323     2.91 - 14.55     468,764,846
                               2011    20,877,221     2.55 - 12.29     248,172,110
                               2010    20,230,170     2.57 - 12.42     243,817,657

  MSF Loomis Sayles Small Cap  2014       261,060    46.83 - 58.80      13,706,471
     Core Sub-Account          2013       283,327    46.30 - 57.49      14,610,773
                               2012       330,015    33.68 - 41.36      12,332,225
                               2011       310,374    30.16 - 36.63      10,317,247
                               2010       214,307    30.76 - 36.95       7,224,075

  MSF Loomis Sayles Small Cap  2014        16,302    17.05 - 18.51         293,433
     Growth Sub-Account        2013        12,506    17.15 - 18.50         226,802
     (Commenced 4/30/2012)     2012         3,306    11.73 - 12.58          40,927

  MSF Met/Artisan Mid Cap      2014    11,205,267    19.30 - 55.59     244,385,523
     Value Sub-Account         2013    13,125,790    19.41 - 55.03     285,771,010
                               2012    13,419,571    14.54 - 40.57     217,257,576
                               2011    14,599,235    13.33 - 36.59     215,514,020
                               2010    15,163,945    12.80 - 34.58     213,857,206

                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MSF Barclays Aggregate Bond  2014      2.62         0.89 - 2.35          0.54 - 4.87
     Index Sub-Account         2013      3.23         0.89 - 2.25      (4.74) - (3.19)
                               2012      3.45         0.89 - 2.25          1.27 - 2.98
                               2011      3.22         0.89 - 2.25          4.77 - 6.56
                               2010      2.64         0.89 - 2.25          3.30 - 5.11

  MSF BlackRock Bond Income    2014      3.22         0.89 - 2.30          0.85 - 6.14
     Sub-Account               2013      3.83         0.89 - 2.30      (3.17) - (1.65)
                               2012      2.54         0.89 - 2.30          3.74 - 6.59
                               2011      3.84         0.89 - 2.30          4.00 - 5.62
                               2010      3.77         0.89 - 2.30          5.72 - 7.38

  MSF BlackRock Capital        2014      0.06         0.89 - 2.30          0.94 - 7.93
     Appreciation Sub-Account  2013      0.79         0.89 - 2.30        31.17 - 33.03
                               2012      0.32         0.89 - 2.30       (0.88) - 13.35
                               2011      0.17         0.89 - 2.30     (11.01) - (9.75)
                               2010      0.22         0.89 - 2.30        17.10 - 18.76

  MSF BlackRock Large Cap      2014      1.26         0.89 - 1.35          1.39 - 8.95
     Value Sub-Account         2013      1.38         0.89 - 1.35        30.28 - 30.88
                               2012      1.61         0.89 - 1.35        12.74 - 13.27
                               2011      1.16         0.89 - 1.35          0.97 - 1.44
                               2010      1.09         0.89 - 1.35          7.75 - 8.26

  MSF BlackRock Money Market   2014        --         0.90 - 2.35      (2.32) - (0.13)
     Sub-Account               2013        --         0.90 - 2.35      (2.32) - (0.37)
                               2012        --         0.95 - 2.35      (2.34) - (0.74)
                               2011        --         0.95 - 2.35      (2.32) - (0.94)
                               2010        --         0.95 - 2.35      (2.32) - (0.64)

  MSF Frontier Mid Cap Growth  2014        --         1.30 - 2.35          8.30 - 9.44
     Sub-Account               2013        --         1.30 - 2.35        19.21 - 20.07
     (Commenced 4/29/2013)

  MSF Jennison Growth          2014      0.04         0.90 - 2.35        (0.16) - 7.81
     Sub-Account               2013      0.20         0.90 - 2.35        33.56 - 35.51
                               2012      0.01         0.95 - 2.35       (4.12) - 14.17
                               2011      0.06         1.30 - 2.35      (2.11) - (0.86)
                               2010      0.38         1.30 - 2.35         8.74 - 10.07

  MSF Loomis Sayles Small Cap  2014        --         1.20 - 2.30          1.15 - 2.27
     Core Sub-Account          2013      0.23         1.20 - 2.30        37.49 - 39.01
                               2012        --         1.20 - 2.30        11.66 - 12.90
                               2011        --         1.20 - 2.30      (1.94) - (0.86)
                               2010        --         1.20 - 2.30        24.32 - 25.69

  MSF Loomis Sayles Small Cap  2014        --         0.90 - 1.50        (0.57) - 0.03
     Growth Sub-Account        2013        --         0.90 - 1.50        46.17 - 47.05
     (Commenced 4/30/2012)     2012        --         0.90 - 1.50      (1.28) - (0.88)

  MSF Met/Artisan Mid Cap      2014      0.55         0.89 - 2.35        (0.69) - 1.02
     Value Sub-Account         2013      0.77         0.89 - 2.35        33.34 - 35.64
                               2012      0.80         0.89 - 2.35         8.98 - 10.87
                               2011      0.79         0.89 - 2.35          4.02 - 5.81
                               2010      0.59         0.89 - 2.35        12.09 - 14.02

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  MSF Met/Dimensional             2014     3,070,324    18.13 - 19.77     58,174,088
     International Small Company  2013     3,208,551    19.88 - 21.38     66,162,419
     Sub-Account                  2012     3,203,412    15.91 - 16.90     52,618,293
                                  2011     3,336,605    13.82 - 14.29     47,225,164
                                  2010     2,082,274    16.89 - 17.28     35,750,236

  MSF MetLife Asset               2014     2,973,577    13.22 - 15.00     41,687,543
     Allocation 20 Sub-Account    2013       557,035    12.93 - 13.63      7,497,408
                                  2012       735,694    12.67 - 13.27      9,655,026
                                  2011       850,770    11.86 - 12.35     10,395,348
                                  2010       830,223    11.74 - 12.15      9,998,191

  MSF MetLife Asset               2014   341,017,115    13.43 - 15.56  4,991,456,808
     Allocation 40 Sub-Account    2013       550,896    13.60 - 14.27      7,732,376
                                  2012       588,986    12.52 - 13.07      7,576,787
                                  2011       608,383    11.48 - 11.91      7,143,945
                                  2010       782,775    11.60 - 11.97      9,257,856

  MSF MetLife Asset               2014   489,838,225    14.27 - 19.73  7,527,991,156
     Allocation 60 Sub-Account    2013     3,073,122    13.90 - 14.77     44,655,421
                                  2012     3,326,548    12.05 - 12.71     41,689,448
                                  2011     3,930,913    10.88 - 11.40     44,282,730
                                  2010     4,192,524    11.28 - 11.74     48,715,861

  MSF MetLife Asset               2014   420,572,925    14.33 - 20.54  6,507,894,347
     Allocation 80 Sub-Account    2013     3,927,901    14.05 - 14.80     57,260,787
                                  2012     4,335,356    11.55 - 12.09     51,720,857
                                  2011     4,632,179    10.23 - 10.65     48,721,974
                                  2010     5,194,016    10.86 - 11.24     57,766,976

  MSF MetLife Mid Cap Stock       2014     5,178,461     2.86 - 30.60    127,735,872
     Index Sub-Account            2013     5,501,359     2.64 - 28.20    125,884,078
                                  2012     4,914,049     2.01 - 21.37     88,989,701
                                  2011     4,708,991     1.73 - 18.33     77,805,929
                                  2010     3,443,301    15.77 - 18.85     59,472,935

  MSF MetLife Stock Index         2014    28,264,874     7.03 - 77.90    610,830,233
     Sub-Account                  2013    28,624,388     6.28 - 69.33    561,274,487
                                  2012    29,109,224     4.82 - 52.98    446,759,028
                                  2011    25,347,914     4.22 - 46.18    355,993,780
                                  2010    23,801,960    11.03 - 45.76    343,187,076

  MSF MFS Total Return            2014       756,067    49.00 - 76.52     45,817,455
     Sub-Account                  2013       814,124    46.24 - 71.07     46,044,412
                                  2012       730,405    41.41 - 60.26     35,344,618
                                  2011       826,212    38.00 - 54.49     36,390,818
                                  2010       929,202    37.99 - 53.68     40,676,709

  MSF MFS Value Sub-Account       2014    10,916,908    13.03 - 26.14    255,401,966
                                  2013    12,139,878    12.05 - 23.85    260,473,964
                                  2012     3,025,966    14.12 - 17.78     48,275,261
                                  2011     3,145,406    12.27 - 14.81     43,754,913
                                  2010     3,234,649    12.33 - 14.90     45,430,281

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Met/Dimensional             2014       2.02        0.90 - 2.30       (8.82) - (0.83)
     International Small Company  2013       1.72        0.90 - 2.30         24.70 - 26.46
     Sub-Account                  2012       2.19        0.90 - 2.35          3.91 - 16.37
                                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)
                                  2010       1.30        1.30 - 2.35         19.74 - 21.01

  MSF MetLife Asset               2014       1.17        0.90 - 2.20           0.07 - 3.02
     Allocation 20 Sub-Account    2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66
                                  2010       4.06        1.55 - 2.15           7.71 - 8.36

  MSF MetLife Asset               2014       0.01        0.90 - 2.35           0.04 - 3.47
     Allocation 40 Sub-Account    2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74
                                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)
                                  2010       3.38        1.55 - 2.10           9.21 - 9.81

  MSF MetLife Asset               2014       0.02        0.90 - 2.35           0.03 - 3.93
     Allocation 60 Sub-Account    2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49
                                  2011       1.52        1.55 - 2.25       (3.55) - (2.89)
                                  2010       2.53        1.55 - 2.25         10.65 - 11.44

  MSF MetLife Asset               2014       0.02        0.90 - 2.35         (0.03) - 4.53
     Allocation 80 Sub-Account    2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60
                                  2011       1.43        1.55 - 2.15       (5.81) - (5.25)
                                  2010       2.14        1.55 - 2.15         12.25 - 12.94

  MSF MetLife Mid Cap Stock       2014       0.85        0.89 - 2.35           1.60 - 8.52
     Index Sub-Account            2013       1.00        0.89 - 2.35         29.67 - 31.97
                                  2012       0.82        0.89 - 2.35         14.53 - 16.55
                                  2011       0.70        0.89 - 2.35       (4.50) - (2.76)
                                  2010       0.76        0.89 - 2.20         23.19 - 25.17

  MSF MetLife Stock Index         2014       1.51        0.89 - 2.90          0.87 - 12.36
     Sub-Account                  2013       1.68        0.89 - 2.90         28.14 - 30.85
                                  2012       1.55        0.89 - 2.90         12.30 - 14.73
                                  2011       1.55        0.89 - 2.90         (1.15) - 0.94
                                  2010       1.63        0.89 - 2.90         11.41 - 13.81

  MSF MFS Total Return            2014       2.25        0.89 - 2.30           5.95 - 7.68
     Sub-Account                  2013       2.31        0.89 - 2.30         16.06 - 17.94
                                  2012       2.78        0.89 - 2.15          2.75 - 10.59
                                  2011       2.68        0.89 - 2.15           0.04 - 1.51
                                  2010       2.91        0.89 - 2.15           7.53 - 9.10

  MSF MFS Value Sub-Account       2014       1.57        0.89 - 2.35           1.99 - 9.83
                                  2013       0.55        0.89 - 2.35         17.10 - 34.53
                                  2012       1.94        0.89 - 2.30          3.00 - 15.61
                                  2011       1.57        0.89 - 2.30       (1.43) - (0.04)
                                  2010       1.32        0.89 - 2.30          8.89 - 10.44

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  MSF MSCI EAFE Index            2014     8,697,532      1.49 - 16.21     101,223,288
     Sub-Account                 2013     8,809,646      1.61 - 17.40     112,197,169
                                 2012     7,172,234      1.34 - 14.41      81,404,548
                                 2011     6,390,970      1.15 - 12.29      69,159,210
                                 2010     4,636,491     11.54 - 14.17      58,834,689

  MSF Neuberger Berman           2014     7,109,782     18.11 - 27.46     150,104,225
     Genesis Sub-Account         2013     8,020,175     18.58 - 27.70     172,247,460
                                 2012       626,194     16.44 - 20.18      11,798,908
                                 2011       647,811     15.96 - 18.50      11,266,993
                                 2010       578,563     16.81 - 17.64       9,730,049

  MSF Russell 2000 Index         2014     5,807,014      2.84 - 31.21     144,858,146
     Sub-Account                 2013     5,835,501      2.74 - 29.98     141,070,458
                                 2012     5,078,788      2.01 - 21.83      91,750,975
                                 2011     3,926,223      1.75 - 18.93      64,081,468
                                 2010     2,703,578      7.11 - 19.92      46,792,763

  MSF T. Rowe Price Large Cap    2014    15,015,374      8.02 - 57.25     166,959,337
     Growth Sub-Account          2013    14,688,080      8.03 - 53.41     151,930,071
                                 2012        39,346     35.99 - 39.07       1,501,612
                                 2011        44,809     30.91 - 33.42       1,465,621
                                 2010        40,496     31.93 - 34.38       1,365,647

  MSF T. Rowe Price Small Cap    2014       321,073     27.11 - 37.87       9,976,420
     Growth Sub-Account          2013       356,919     25.98 - 35.74      10,522,813
                                 2012       380,162     18.41 - 24.95       7,808,995
                                 2011       417,381     16.23 - 21.67       7,500,142
                                 2010       465,332     16.01 - 21.48       8,285,648

  MSF Van Eck Global Natural     2014     6,586,665     13.05 - 13.93      89,288,128
     Resources Sub-Account       2013     6,278,667     16.43 - 17.17     106,449,499
                                 2012     7,200,491     15.15 - 15.70     111,896,983
                                 2011     6,910,683     15.07 - 15.51     106,332,935
                                 2010     3,967,225     18.49 - 18.86      74,371,723

  MSF Western Asset Management   2014           398             32.02          12,743
     Strategic Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2014    15,346,536     14.95 - 19.83     276,085,662
     Management U.S. Government  2013    16,417,493     14.93 - 19.52     291,870,388
     Sub-Account                 2012    17,244,875     15.42 - 19.89     313,310,285
                                 2011    16,038,241     15.32 - 19.49     285,529,978
                                 2010    12,558,586     14.90 - 18.69     214,907,918

  MSF WMC Core Equity            2014    30,718,018     17.28 - 57.62     609,015,113
     Opportunities Sub-Account   2013    36,209,587     16.00 - 52.55     658,561,438
                                 2012    41,401,029     12.26 - 39.65     572,327,325
                                 2011    48,368,185     11.12 - 35.45     599,153,697
                                 2010    46,415,423     11.87 - 37.27     606,785,200

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF MSCI EAFE Index            2014       2.43        0.89 - 2.25       (8.42) - (2.81)
     Sub-Account                 2013       2.89        0.89 - 2.25         18.74 - 20.78
                                 2012       2.89        0.89 - 2.15         15.42 - 17.27
                                 2011       2.23        0.89 - 2.15     (14.50) - (13.28)
                                 2010       2.24        0.89 - 2.15           5.47 - 7.24

  MSF Neuberger Berman           2014       0.22        0.89 - 2.35         (2.62) - 0.40
     Genesis Sub-Account         2013       0.10        0.89 - 2.35         24.94 - 37.30
                                 2012       0.34        0.89 - 2.30           7.25 - 9.05
                                 2011       0.73        0.89 - 1.95         (7.38) - 4.87
                                 2010       0.51        0.89 - 1.35         19.95 - 20.50

  MSF Russell 2000 Index         2014       0.96        0.89 - 2.35           2.30 - 4.11
     Sub-Account                 2013       1.29        0.89 - 2.35         34.91 - 37.33
                                 2012       0.88        0.89 - 2.35         13.24 - 15.31
                                 2011       0.84        0.89 - 2.35       (6.46) - (4.95)
                                 2010       0.77        0.89 - 2.35         23.61 - 25.79

  MSF T. Rowe Price Large Cap    2014         --        0.89 - 2.35        (0.04) - 13.92
     Growth Sub-Account          2013         --        0.89 - 2.35         26.10 - 37.93
                                 2012         --        1.50 - 1.90         16.43 - 16.90
                                 2011         --        1.50 - 1.90       (3.19) - (2.80)
                                 2010       0.07        1.50 - 1.90         14.55 - 15.01

  MSF T. Rowe Price Small Cap    2014       0.01        0.89 - 2.15           2.47 - 5.96
     Growth Sub-Account          2013       0.22        0.89 - 2.15         41.11 - 43.27
                                 2012         --        0.89 - 2.15         13.43 - 15.14
                                 2011         --        0.89 - 2.15         (0.70) - 0.87
                                 2010         --        0.89 - 2.30         31.60 - 33.71

  MSF Van Eck Global Natural     2014       0.27        1.10 - 2.15     (20.55) - (11.40)
     Resources Sub-Account       2013       0.66        1.30 - 2.15           8.40 - 9.32
                                 2012         --        1.30 - 2.15           0.38 - 1.25
                                 2011       1.10        1.30 - 2.20     (18.49) - (17.75)
                                 2010       0.25        1.30 - 2.20         26.22 - 27.36

  MSF Western Asset Management   2014         --               1.10                (0.65)
     Strategic Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2014       1.68        0.95 - 2.35           0.17 - 1.58
     Management U.S. Government  2013       1.95        0.95 - 2.35       (3.21) - (1.84)
     Sub-Account                 2012       1.85        0.95 - 2.35           0.64 - 2.07
                                 2011       1.20        0.95 - 2.35           2.83 - 4.28
                                 2010       2.24        0.95 - 2.35           3.04 - 4.50

  MSF WMC Core Equity            2014       0.59        0.89 - 2.35           1.34 - 9.65
     Opportunities Sub-Account   2013       1.27        0.89 - 2.35         30.43 - 32.52
                                 2012       0.72        0.89 - 2.35          1.16 - 11.86
                                 2011       1.01        0.89 - 2.35      (11.86) - (4.88)
                                 2010       0.87        0.89 - 2.35          9.22 - 11.01

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         --------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                             UNITS       HIGHEST ($)      ASSETS ($)
                                         ------------  ---------------  -------------
  Neuberger Berman Genesis         2014           393            22.93          9,013
     Sub-Account                   2013           474            23.21         10,991
                                   2012           474            17.11          8,101
                                   2011           474            15.72          7,443
                                   2010           571            15.16          8,663

  Oppenheimer VA Core Bond         2014         1,362             6.13          8,346
     Sub-Account                   2013         1,493             5.79          8,646
                                   2012         1,541             5.88          9,058
                                   2011         1,878             5.41         10,150
                                   2010         1,952             5.06          9,885

  Oppenheimer VA Global            2014           443            10.29          4,556
     Strategic Income Sub-Account  2013           443            10.15          4,492
                                   2012           443            10.30          4,562
                                   2011           443             9.20          4,075
                                   2010           443             9.25          4,097

  Oppenheimer VA Main Street       2014     4,346,502    17.83 - 30.77    126,466,514
     Small Cap Sub-Account         2013     4,655,290    16.15 - 27.82    123,045,407
                                   2012     5,041,901    11.62 - 19.97     96,092,155
                                   2011     4,964,464     9.98 - 17.13     81,494,321
                                   2010     4,127,208    10.35 - 17.72     70,331,777

  Oppenheimer VA Main Street       2014        13,372             7.93        106,085
     Sub-Account                   2013        14,316             7.27        104,039
                                   2012        14,959             5.59         83,663
                                   2011        22,109             4.85        107,300
                                   2010        24,227             4.92        119,249

  Oppenheimer VA Money             2014           696             5.45          3,793
     Sub-Account                   2013           723             5.53          4,000
                                   2012        20,150             5.61        112,965
                                   2011        20,177             5.69        114,709
                                   2010        20,177             5.76        116,310

  PIMCO VIT CommodityRealReturn    2014         1,515      8.69 - 8.70         13,170
     Strategy Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market        2014         1,592             9.55         15,202
     Bond Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained          2014           478             9.96          4,759
     Bond Sub-Account
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value        2014     1,581,277    42.37 - 51.68     74,902,996
     Sub-Account                   2013     1,719,853    37.64 - 45.45     71,900,042
                                   2012     1,769,793    28.91 - 34.56     56,444,927
                                   2011     1,688,831    26.60 - 31.48     49,145,077
                                   2010     1,493,349    28.81 - 33.76     46,621,818

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Neuberger Berman Genesis         2014       0.05               0.89                (1.19)
     Sub-Account                   2013       0.32               0.89                 35.68
                                   2012       0.21               0.89                  8.84
                                   2011       0.84               0.89                  3.67
                                   2010         --               0.89                 20.30

  Oppenheimer VA Core Bond         2014       5.29               1.40                  5.77
     Sub-Account                   2013       5.14               1.40                (1.49)
                                   2012       4.67               1.40                  8.75
                                   2011       5.76               1.40                  6.77
                                   2010       4.81               1.40                  9.87

  Oppenheimer VA Global            2014       4.25               1.40                  1.41
     Strategic Income Sub-Account  2013       4.99               1.40                (1.52)
                                   2012       5.95               1.40                 11.95
                                   2011       3.19               1.40                (0.55)
                                   2010      16.19               1.40                 13.38

  Oppenheimer VA Main Street       2014       0.63        0.95 - 1.75          9.72 - 10.60
     Small Cap Sub-Account         2013       0.70        0.95 - 1.75         38.19 - 39.29
                                   2012       0.33        0.95 - 1.75         15.62 - 16.55
                                   2011       0.36        0.95 - 1.75       (4.07) - (3.30)
                                   2010       0.37        0.95 - 1.75         20.92 - 21.90

  Oppenheimer VA Main Street       2014       0.84               1.40                  9.16
     Sub-Account                   2013       1.10               1.40                 29.94
                                   2012       0.86               1.40                 15.24
                                   2011       1.27               1.40                (1.40)
                                   2010       1.11               1.40                 14.49

  Oppenheimer VA Money             2014         --               1.40                (1.38)
     Sub-Account                   2013       0.01               1.40                (1.38)
                                   2012       0.01               1.40                (1.39)
                                   2011       0.01               1.40                (1.37)
                                   2010       0.03               1.40                (1.37)

  PIMCO VIT CommodityRealReturn    2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     Strategy Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market        2014       0.32        1.10 - 1.60       (3.46) - (3.40)
     Bond Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained          2014       0.04               1.35                (0.10)
     Bond Sub-Account
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value        2014       0.65        0.95 - 1.95         12.58 - 13.71
     Sub-Account                   2013       0.74        0.95 - 1.95         30.19 - 31.50
                                   2012       0.84        0.95 - 1.95           8.67 - 9.77
                                   2011       0.64        0.95 - 1.95       (7.66) - (6.73)
                                   2010       0.87        0.95 - 1.95         15.62 - 16.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  Pioneer VCT Real Estate        2014         8,772     27.15 - 30.26         249,879
     Shares Sub-Account          2013        11,399     21.20 - 23.46         252,653
                                 2012        10,700     21.29 - 23.38         237,514
                                 2011        12,968     18.70 - 20.38         251,847
                                 2010        12,983     17.38 - 18.80         234,208

  T. Rowe Price Growth Stock     2014        52,254            143.75       7,511,742
     Sub-Account                 2013        62,571            133.27       8,339,192
                                 2012        66,302             96.60       6,404,585
                                 2011        73,401             81.96       6,015,937
                                 2010        85,875             83.50       7,170,858

  T. Rowe Price International    2014        39,998             15.58         623,024
     Stock Sub-Account           2013        41,360             15.85         655,401
                                 2012        45,736             13.99         639,881
                                 2011        59,337             11.89         705,529
                                 2010        68,117             13.68         932,126

  T. Rowe Price Prime Reserve    2014        29,487             17.44         514,215
     Sub-Account                 2013        31,743             17.59         558,449
                                 2012        40,746             17.75         723,146
                                 2011        54,384             17.91         973,756
                                 2010        70,013             18.06       1,264,618

  TAP 1919 Variable Socially     2014         6,406     37.02 - 40.53         253,840
     Responsive Balanced         2013         7,932     34.52 - 37.64         292,286
     Sub-Account                 2012         9,185     29.64 - 32.19         289,329
                                 2011        17,377     27.28 - 29.51         501,373
                                 2010        17,424     27.81 - 29.97         510,680

  UIF Global Infrastructure      2014           664     12.49 - 12.95           8,465
     Sub-Account
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short Equity  2014         1,662     10.08 - 10.09          16,769
     Index Sub-Account
     (Commenced 11/19/2014)

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Pioneer VCT Real Estate        2014       2.29         1.20 - 1.95       28.04 - 29.00
     Shares Sub-Account          2013       2.16         1.20 - 1.95       (0.42) - 0.33
                                 2012       2.11         1.20 - 1.95       13.84 - 14.70
                                 2011       2.24         1.20 - 1.95         7.64 - 8.45
                                 2010       2.42         1.20 - 1.95       26.06 - 27.01

  T. Rowe Price Growth Stock     2014         --                0.89                7.86
     Sub-Account                 2013       0.04                0.89               37.97
                                 2012       0.18                0.89               17.86
                                 2011       0.02                0.89              (1.85)
                                 2010       0.06                0.89               15.89

  T. Rowe Price International    2014       1.13                0.89              (1.70)
     Stock Sub-Account           2013       0.97                0.89               13.26
                                 2012       1.21                0.89               17.66
                                 2011       1.20                0.89             (13.11)
                                 2010       1.13                0.89               13.46

  T. Rowe Price Prime Reserve    2014       0.01                0.89              (0.88)
     Sub-Account                 2013       0.01                0.89              (0.87)
                                 2012       0.01                0.89              (0.88)
                                 2011       0.01                0.89              (0.87)
                                 2010       0.01                0.89              (0.87)

  TAP 1919 Variable Socially     2014       0.87         1.50 - 1.90         7.25 - 7.68
     Responsive Balanced         2013       0.83         1.50 - 1.90       16.47 - 16.94
     Sub-Account                 2012       1.06         1.50 - 1.90         8.62 - 9.06
                                 2011       1.20         1.50 - 1.90     (1.89) - (1.51)
                                 2010       1.24         1.50 - 1.90       10.04 - 10.48

  UIF Global Infrastructure      2014         --         1.10 - 1.35         0.27 - 0.30
     Sub-Account
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short Equity  2014         --         1.10 - 1.35         0.67 - 0.70
     Index Sub-Account
     (Commenced 11/19/2014)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

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Accounting Policy                                                                    Note
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Insurance                                                                             5
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Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
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Reinsurance                                                                           7
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Investments                                                                           8
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Derivatives                                                                           9
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Fair Value                                                                            10
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Goodwill                                                                              11
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Income Tax                                                                            15
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Litigation Contingencies                                                              16
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                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

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 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
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 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
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 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
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 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

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 Statement of Operations Presentation:  Derivative:
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 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2014.

3.   Statements of Operations for the year ended December 31, 2014.

4.   Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.

5.   Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2014 and 2013.

3.   Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and
     2012.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.

7.   Notes to the Consolidated Financial Statements.

8.   Financial Statement Schedules.





b.            Exhibits
              --------

1.   (i)      Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance
              Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(4)

     (ii)     Resolutions of Board of Directors of MetLife Investors USA Insurance Company (including form of revised proposed Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted
              August 13, 2014) (22)

     (iii)    Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014) (22)

2.            Not Applicable.

3.   (i)(a)   Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (3)

     (i)(b)   Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (22)

     (ii)     Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (12)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7010 (11/00)) (1)

     (ii)     Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)) (1)

     (iii)    Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)) (1)

     (iv)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00)) (1)

     (v)      Terminal Illness Rider (Form 7022 (11/00)) (1)

     (vi)     Unisex Annuity Rates Rider (Form 7027 (11/00)) (1)

     (vii)    Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company) (2)


     (viii)     Individual Retirement Annuity Endorsement 8023.1 (9/02) (4)

     (ix)       Roth Individual Retirement Annuity Endorsement 8024.1 (9/02) (4)

     (x)        401(a)/403(a) Plan Endorsement 8025.1 (9/02) (4)

     (xi)       Tax Sheltered Annuity Endorsement 8026.1 (9/02) (4)

     (xii)      Simple Individual Retirement Annuity Endorsement 8276 (9/02) (4)

     (xiii)     Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (5)

     (xiv)      Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (6)

     (xv)       Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
                8028-4 (11/05) (7)

     (xvi)      Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (7)

     (xvii)     Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (9)

     (xviii)    Internal Exchange Endorsement MLIU-EXC (12/10) (10)

     (xix)      Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (11)

     (xx)       Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company
                merged into MetLife Insurance Company USA) 6-E118-14 (22)

     (xxi)      Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (22)

5.   (i)        Form of Variable Annuity Application 8401 (4/05) APPVAUSAPEVA 506 (8)

6.   (i)        Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November
                14, 2014) (22)

     (ii)       Copy of the Bylaws of the Company (22)

7.              Not Applicable.

8.   (i)(a)     Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife
                Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity
                Company (effective 11-01-05) (13)

     (i)(b)     First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC,
                MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective
                05-01-09) (14)

     (ii(c)     Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers,
                LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al.
                (effective 4-30-10) (14)

     (i)(d)     Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (22)

     (ii)(a)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07) (15)

     (ii)(b)    Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
                Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
                Connecticut, et al. (effective 04-30-10) (14)

     (iii)(a)   Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and
                Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital
                Research and Management Company (effective 10-01-99) (16)

     (iii)(b)   Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (17)

     (iii)(c)   Amendment to the Participation Agreement with American Funds Insurance Series (effective November
                17, 2014) (22)

     (iv)(a)    Participation agreement among AIM Variable Insurance Funds, A I M Distributors, Inc., The Travelers
                Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective
                10-1-00) and Amendments (effective 05-01-03, 03-31-05, 03-31-08) (16)


(iv)(b)     Amendment to Participation Agreement among AIM Variable Insurance Funds, A I M Distributors, Inc.,
            MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective
            04-30-10) (18)

(iv)(c)     Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable
            Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut,
            et al. (effective 04-30-10) (18)

(iv)(d)     Amendment to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance
            Funds) (effective November 17, 2014) (22)

(v)(a)      Amended and Restated Participation Agreement among Fidelity(R) Variable Insurance Products Fund,
            Fidelity Distributors Corporation and The Travelers Insurance Company (effective 05-01-01) and
            Amendments (effective 05-01-03 and 12-08-04) (16)

(v)(b)      Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance
            Company of Connecticut, et al. (effective 04-30-10) (19)

(v)(c)      Amendment to the Participation Agreement with Fidelity(R) Variable Insurance Products Funds (effective November 17,
            2014) (22)

(vi)(a)     Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products
            Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and
            Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective
            05-02-05) (16)

(vi)(b)     Amendment No. 5 to the Amended and Restated Participation Agreement among Franklin Templeton
            Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of
            Connecticut and MetLife Investors Distribution Company (effective 10-05-10) (19)

(vi)(c)     Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust,
            Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors
            Distribution Company (effective 05-01-11) (14)

(vi)(d)     Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
            Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife
            Investors Distribution Company (effective 01-15-13) (20)

(vi)(e)     Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust
            (effective November 17, 2014) (22)

(vii)(a)    Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
            Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC
            and MetLife Insurance Company of Connecticut (effective 01-01-09) (16)

(vii)(b)    Amendment to Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason
            Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund
            Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (19)

(vii)(c)    Amendment to Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg
            Mason Partners Variable Income Trust (effective November 17, 2014) (22)

(viii)(a)   Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The
            Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds
            Distributor, Inc. (effective 01-01-02) and Amendment Nos. 1 and 2 (effective 05-02-03 and 04-28-08)
             (16)

(viii)(b)   Amendment No. 3 to the Participation Agreement among Pioneer Variable Contracts Trust, MetLife
            Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds
            Distributor, Inc. (effective 05-01-11) (21)

(viii)(c)   Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17,
            2014) (22)








9.    Opinion of Counsel (22)

10.   Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.   Not Applicable.

12.   Not Applicable.

13.   Powers of Attorney for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Peter M. Carlson and
      Anant Bhalla (filed herewith)


    (1)   incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

    (2)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

    (3)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

    (4)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

    (5)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

    (6)   incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
          333-125753 and 811-03365) filed electronically on June 13, 2005.

    (7)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
          Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.

    (8)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

    (9)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
          Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-125756 and 811-03365) filed electronically on April 21, 2011.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
          Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

   (13)   incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective
          Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6,
          2006.

   (14)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.

   (15)   incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities'
          Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.

   (16)   incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective
          Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9,
          2009.

   (17)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.

   (18)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.

   (19)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.

   (20)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.

   (21)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 4, 2012.


    (22)  incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 200243
          and 811-03365) filed electronically on November 17, 2014.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------
Eric T. Steigerwalt                    Director, Chairman of the Board, President and Chief Executive
Gragg Building                         Officer
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gene L. Lunman                         Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Ricardo A. Anzaldua                    Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Robin F. Lenna                         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Anant Bhalla                           Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel                       Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jason P. Manske                        Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Adam M. Hodes                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Jean P. Vernor                         Senior Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------
Stewart M. Ashkenazy                   Vice President, Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley                       Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Andrew Kaniuk                          Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                  Vice President and Actuary
One Financial Center
21st Floor
Boston, MA 02111

Lisa S. Kuklinski                      Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Enid M. Reichert                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Ruth Y. Sayasith                       Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher Siudzinski                 Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036

Wendy Lee Williams                     Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Marian J. Zeldin                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Scott E. Andrews                       Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama                       Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Grant Barrans                          Vice President
600 North King Street
Wilmington, DE 19801

Henry W. Blaylock                      Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Timothy J. Brown                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark J. Davis                          Vice President
501 Route 22
Bridgewater, NJ 08807


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------
Lynn A. Dumais                         Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Kevin G. Finneran                      Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Geoffrey A. Fradkin                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta                      Vice President
10 Park Avenue
Morristown, NJ 07962

Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Regynald Heurtelou                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John J. Iwanicki                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Derrick L. Kelson                      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328

James W. Koeger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cynthia A. Mallet Kosakowski           Vice President
One Financial Center
21st Floor
Boston, MA 02111

John P. Kyne, III                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy J. McLinden                    Vice President
277 Park Avenue
46th Floor
New York, NY 10172

James J. Reilly                        Vice President
One Financial Center
21st Floor
Boston, MA 02111


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------
Mark S. Reilly                         Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Thomas J. Schuster                     Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Steven G. Sorrentino                   Vice President
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.                Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Barbara Stroz                          Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Nan D. Tecotzky                        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann                       Vice President
10 Park Avenue
Morristown, NJ 07962

Jacob M. Jenkelowitz                   Secretary
1095 Avenue of the Americas
New York, NY 10036



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2015, there were 404,169 owners of qualified contracts and 180,370 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).


    As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.


    MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.


    MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):



Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------   --------------------------------------
Elizabeth M. Forget                   Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                       Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                       Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                         President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                     Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                       Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                         Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                     Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                      Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                      Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                      Treasurer
1095 Avenue of the Americas
New York, NY 10036



  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
-----------------------------------------  -----------------  ---------------  -------------  -------------
 MetLife Investors Distribution Company      $463,545,565          $0              $0             $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant

    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, One Financial Center, Boston, MA 02111


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 15th day of April, 2015.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INSURANCE COMPANY USA

   By:   /s/ Elizabeth M. Forget
         ----------------------------------------
         Elizabeth M. Forget
         Senior Vice President

   By:   METLIFE INSURANCE COMPANY USA
          (Depositor)

   By:   /s/ Elizabeth M. Forget
         ----------------------------------------
         Elizabeth M. Forget
         Senior Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2015.



/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
--------------------------------   Executive Officer
Eric T. Steigerwalt

/s/ Elizabeth M. Forget*           Director and Senior Vice President
--------------------------------
Elizabeth M. Forget

/s/ Gene L. Lunman*                Director and Senior Vice President
--------------------------------
Gene L. Lunman

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
--------------------------------
Peter M. Carlson

/s/ Anant Bhalla*                  Senior Vice President and Chief Financial Officer
--------------------------------
Anant Bhalla


*By:   /s/ John M. Richards
       ----------------------------------------
       John M. Richards, Attorney-In-Fact
       April 15, 2015

 * MetLife Insurance Company USA. Executed by John M. Richards, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13     Powers of Attorney